UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number File No. 811-09301

TIAA-CREF FUNDS

(Exact name of Registrant as specified in charter)

730 Third Avenue, New York, New York 10017-3206

(Address of Principal Executive Offices) (Zip code)

Stewart P. Greene, Esq.
c/o TIAA-CREF
730 Third Avenue
New York, New York 10017-3206

(Name and address of agent for service)

Registrant’s telephone number, including area code: 212-490-9000

Date of fiscal year end: October 31

Date of reporting period: January 31, 2012

Item 1. Schedule of Investments.

TIAA-CREF FUNDS - Growth & Income Fund

TIAA-CREF FUNDS
GROWTH & INCOME FUND
SCHEDULE OF INVESTMENTS (unaudited)
January 31, 2012

SHARES		COMPANY	VALUE

COMMON STOCKS - 98.7%

AUTOMOBILES & COMPONENTS - 0.7%
1,363,473		Ford Motor Co	$16,934,335

		TOTAL AUTOMOBILES & COMPONENTS	16,934,335

BANKS - 3.2%
974,350		US Bancorp	27,496,157
1,696,489		Wells Fargo & Co	49,554,444

		TOTAL BANKS	77,050,601

CAPITAL GOODS - 8.2%
129,703		Ametek, Inc	6,096,041
250,235		Boeing Co	18,562,432
202,365		Caterpillar, Inc	22,082,069
313,103		Eaton Corp	15,351,440
1,722,934		General Electric Co	32,236,095
514,745		Honeywell International, Inc	29,875,800
241,309		KBR, Inc	7,755,671
97,903	*	Owens Corning, Inc	3,304,226
103,411		Precision Castparts Corp	16,926,312
170,356		Roper Industries, Inc	15,909,547
55,147		SPX Corp	3,839,886
145,917		Stanley Works	10,240,455
126,334	*	Teledyne Technologies, Inc	7,170,718
244,387		Tyco International Ltd	12,451,518

		TOTAL CAPITAL GOODS	201,802,210

CONSUMER DURABLES & APPAREL - 1.6%
87,640	*	Deckers Outdoor Corp	7,085,694
454,894		DR Horton, Inc	6,332,124
64,443	e	Garmin Ltd	2,687,273
283,323		Jarden Corp	9,545,153
133,795	*	Tempur-Pedic International, Inc	8,925,464
41,237		VF Corp	5,422,253

		TOTAL CONSUMER DURABLES & APPAREL	39,997,961

CONSUMER SERVICES - 2.8%
25,309	*	Chipotle Mexican Grill, Inc (Class A)	9,295,743
116,502	*,e	Dunkin Brands Group, Inc	3,221,280
213,984	*	Las Vegas Sands Corp	10,508,754
130,952		McDonald’s Corp	12,970,796
205,233		Royal Caribbean Cruises Ltd	5,578,233
397,418		Starbucks Corp	19,048,245
133,628		Yum! Brands, Inc	8,462,661

		TOTAL CONSUMER SERVICES	69,085,712

TIAA-CREF FUNDS - Growth & Income Fund

SHARES		COMPANY	VALUE

DIVERSIFIED FINANCIALS - 5.0%
120,928		American Express Co	$6,063,330
136,766		Ameriprise Financial, Inc	7,323,819
2,513,215		Bank of America Corp	17,919,223
766,370		Blackstone Group LP	12,116,310
446,543		Citigroup, Inc	13,717,801
720,694		Discover Financial Services	19,588,463
801,462		Janus Capital Group, Inc	6,307,506
374,237		JPMorgan Chase & Co	13,959,040
873,281		Morgan Stanley	16,286,691
558,838		SLM Corp	8,354,628

		TOTAL DIVERSIFIED FINANCIALS	121,636,811

ENERGY - 10.6%
330,938		Anadarko Petroleum Corp	26,713,315
208,735	*	Cameron International Corp	11,104,702
284,989		Cenovus Energy, Inc	10,384,999
482,241		Chevron Corp	49,709,402
72,655	*	Concho Resources, Inc	7,749,382
549,416		El Paso Corp	14,762,808
277,440		Ensco International plc (ADR)	14,604,442
847,981		Exxon Mobil Corp	71,009,929
493,546		Marathon Oil Corp	15,492,409
352,379		Occidental Petroleum Corp	35,156,853

		TOTAL ENERGY	256,688,241

FOOD & STAPLES RETAILING - 1.5%
185,830		Costco Wholesale Corp	15,288,234
118,279		Wal-Mart Stores, Inc	7,257,599
192,130		Whole Foods Market, Inc	14,223,384

		TOTAL FOOD & STAPLES RETAILING	36,769,217

FOOD, BEVERAGE & TOBACCO - 7.5%
675,129		Coca-Cola Co	45,591,462
338,743		Coca-Cola Enterprises, Inc	9,074,925
211,138		Corn Products International, Inc	11,716,048
152,439	e	Diamond Foods, Inc	5,539,633
308,993		Hershey Co	18,873,293
181,339		Lorillard, Inc	19,473,995
48,624		Mead Johnson Nutrition Co	3,602,552
117,851	*	Monster Beverage Corp	12,316,608
580,182		Philip Morris International, Inc	43,380,208
62,265		Remy Cointreau S.A.	5,492,455
222,738		Unilever plc	7,198,203

		TOTAL FOOD, BEVERAGE & TOBACCO	182,259,382

HEALTH CARE EQUIPMENT & SERVICES - 4.0%
287,277		Aetna, Inc	12,554,005
309,466		Baxter International, Inc	17,169,174
776,929	*	Boston Scientific Corp	4,630,497
412,751		Cardinal Health, Inc	17,760,676

TIAA-CREF FUNDS - Growth & Income Fund

SHARES		COMPANY	VALUE

116,572	*	Cerner Corp	$7,098,069
228,162	*	Express Scripts, Inc	11,672,768
224,497		Humana, Inc	19,984,722
116,399	*	SXC Health Solutions Corp	7,340,121

		TOTAL HEALTH CARE EQUIPMENT & SERVICES	98,210,032

HOUSEHOLD & PERSONAL PRODUCTS - 2.6%
126,210		Colgate-Palmolive Co	11,449,771
323,928		Estee Lauder Cos (Class A)	18,765,149
139,265		Herbalife Ltd	8,060,658
391,666		Procter & Gamble Co	24,690,625

		TOTAL HOUSEHOLD & PERSONAL PRODUCTS	62,966,203

INSURANCE - 3.3%
362,685		ACE Ltd	25,242,876
287,349		Fidelity National Title Group, Inc (Class A)	5,226,878
449,242		Marsh & McLennan Cos, Inc	14,191,555
395,382		Prudential Financial, Inc	22,631,666
170,607		RenaissanceRe Holdings Ltd	12,473,078

		TOTAL INSURANCE	79,766,053

MATERIALS - 3.8%
73,720		Airgas, Inc	5,818,720
180,844		Barrick Gold Corp	8,908,375
49,629		CF Industries Holdings, Inc	8,803,192
130,223		Cleveland-Cliffs, Inc	9,408,613
207,237		Cytec Industries, Inc	10,332,837
288,184		Du Pont (E.I.) de Nemours & Co	14,665,684
167,260		LyondellBasell Industries AF S.C.A	7,208,906
247,148		Monsanto Co	20,278,493
106,728		Southern Copper Corp (NY)	3,702,394
71,491	*	US Silica Holdings Inc	1,215,347

		TOTAL MATERIALS	90,342,561

MEDIA - 2.2%
217,894	*	AMC Networks, Inc	9,317,147
416,330		Comcast Corp (Class A)	11,070,215
361,983		DISH Network Corp (Class A)	10,106,565
470,661		Viacom, Inc (Class B)	22,139,894

		TOTAL MEDIA	52,633,821

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 9.9%
288,753		Abbott Laboratories	15,635,975
120,317	*	Alexion Pharmaceuticals, Inc	9,235,533
188,838		Allergan, Inc	16,600,749
160,240	*,e	AVEO Pharmaceuticals, Inc	2,111,963
179,153		Bayer AG.	12,584,922
151,983	*	Biogen Idec, Inc	17,921,835
212,175	*	BioMarin Pharmaceuticals, Inc	7,568,282
330,549		Biovail Corp	16,028,321
405,495	*	Gilead Sciences, Inc	19,804,376

TIAA-CREF FUNDS - Growth & Income Fund

SHARES		COMPANY	VALUE

330,161	*	Idenix Pharmaceuticals, Inc	$4,420,856
65,014	*	Mettler-Toledo International, Inc	11,409,957
642,996	*	Mylan Laboratories, Inc	13,342,167
2,668,050		Pfizer, Inc	57,096,269
305,360		Shire Ltd	10,137,031
239,910		Teva Pharmaceutical Industries Ltd (ADR)	10,827,138
263,845	*	Watson Pharmaceuticals, Inc	15,469,232

		TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES	240,194,606

REAL ESTATE - 0.3%
360,044		Weyerhaeuser Co	7,208,081

		TOTAL REAL ESTATE	7,208,081

RETAILING - 4.2%
50,135	*	Amazon.com, Inc	9,748,249
641,033		Foot Locker, Inc	16,820,706
641,226		Home Depot, Inc	28,464,023
481,169		Macy’s, Inc	16,210,584
108,359		Tiffany & Co	6,913,304
217,607		TJX Companies, Inc	14,827,741
113,551		Tractor Supply Co	9,171,514

		TOTAL RETAILING	102,156,121

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 2.3%
694,938		ARM Holdings plc	6,688,325
368,646		Avago Technologies Ltd	12,511,845
173,016	*	Cavium Networks, Inc	5,560,734
271,974	*	Imagination Technologies Group plc	2,482,299
570,169		Intel Corp	15,063,865
918,365	*	ON Semiconductor Corp	7,989,776
173,624		Texas Instruments, Inc	5,621,945

		TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT	55,918,789

SOFTWARE & SERVICES - 8.6%
255,150	*	Aspen Technology, Inc	4,595,252
329,209	*	BMC Software, Inc	11,930,534
237,667	*	eBay, Inc	7,510,277
444,509	*	Electronic Arts, Inc	8,254,532
50,104	*	Equinix, Inc	6,010,476
42,289	*	Google, Inc (Class A)	24,532,272
230,918		IAC/InterActiveCorp	9,945,638
111,466	*	Informatica Corp	4,715,012
111,567		International Business Machines Corp	21,487,804
144,187	*	Micros Systems, Inc	7,167,536
1,179,347		Microsoft Corp	34,826,116
84,680	*	Nuance Communications, Inc	2,415,074
77,580	*,e	OpenTable, Inc	3,737,029
339,064		Oracle Corp	9,561,605
214,667	*	Red Hat, Inc	9,954,109
1,353,206	*	Symantec Corp	23,261,610
233,503	*	Taleo Corp (Class A)	8,408,443
145,547	*	VeriFone Systems, Inc	6,214,857

TIAA-CREF FUNDS - Growth & Income Fund

SHARES		COMPANY	VALUE

58,121	*	VMware, Inc (Class A)	$5,304,704

		TOTAL SOFTWARE & SERVICES	209,832,880

TECHNOLOGY HARDWARE & EQUIPMENT - 9.8%
233,845	*	Apple, Inc	106,745,565
1,387,451		Cisco Systems, Inc	27,235,663
6,936	*	Comverse Technology, Inc	43,697
627,388	*	EMC Corp	16,161,515
851,824		Hewlett-Packard Co	23,834,035
1,152,557	*	JDS Uniphase Corp	14,625,948
174,767		Motorola, Inc	8,110,936
654,621		Qualcomm, Inc	38,504,808
283,446	*	Research In Motion Ltd	4,713,707

		TOTAL TECHNOLOGY HARDWARE & EQUIPMENT	239,975,874

TELECOMMUNICATION SERVICES - 1.9%
316,746		American Tower Corp	20,116,538
702,897		Verizon Communications, Inc	26,471,101

		TOTAL TELECOMMUNICATION SERVICES	46,587,639

TRANSPORTATION - 2.4%
1,143,838	*,e	JetBlue Airways Corp	6,782,959
236,888	*	Kansas City Southern Industries, Inc	16,259,992
32,465	*	Old Dominion Freight Line	1,383,658
175,005		Union Pacific Corp	20,004,822
192,419		United Parcel Service, Inc (Class B)	14,556,497

		TOTAL TRANSPORTATION	58,987,928

UTILITIES - 2.3%
113,569		American Electric Power Co, Inc	4,492,790
208,379		American Water Works Co, Inc	7,028,624
317,321	*	Calpine Corp	4,632,887
353,837		Edison International	14,521,470
132,013		Exelon Corp	5,251,477
350,224		NiSource, Inc	7,960,592
686,179		NV Energy, Inc	11,116,100

		TOTAL UTILITIES	55,003,940

		TOTAL COMMON STOCKS	2,402,008,998

		(Cost $2,044,590,651)

PRINCIPAL	ISSUER	RATE	MATURITY DATE

SHORT-TERM INVESTMENTS - 1.7%
TREASURY DEBT - 1.07%
$14,715,000	United States Treasury Bill	0.012%	03/29/12	14,714,534
10,000,000	United States Treasury Bill	0.038%	05/03/12	9,998,590

				24,713,124

TIAA-CREF FUNDS - Growth & Income Fund

SHARES		COMPANY	VALUE

INVESTMENTS IN REGISTERED INVESTMENT COMPANIES - 0.7%
		TIAA-CREF Short Term Lending Portfolio of the State Street
15,955,637	c	Navigator Securities Lending Trust	$15,955,637

		TOTAL INVESTMENTS IN REGISTERED INVESTMENT COMPANIES	15,955,637

		TOTAL SHORT-TERM INVESTMENTS	40,668,761

		(Cost $40,669,123)

		TOTAL INVESTMENTS - 100.4%	2,442,677,759
		(Cost $2,085,259,774)
		OTHER ASSETS & LIABILITIES, NET - (0.4)%	(10,735,007)

		NET ASSETS - 100.0%	$2,431,942,752

		Abbreviation(s):
		ADR American Depositary Receipt

	*	Non-income producing.
	c	Investments made with cash collateral received from securities on loan.
	e	All or a portion of these securities are out on loan. The aggregate value of securities on loan is $15,513,568.

TIAA-CREF FUNDS - International Equity Fund

TIAA-CREF FUNDS
INTERNATIONAL EQUITY FUND
SCHEDULE OF INVESTMENTS (unaudited)
January 31, 2012

SHARES		COMPANY	VALUE

COMMON STOCKS - 98.6%

AUSTRALIA - 0.2%
2,068,449	e	Myer Holdings Ltd	$4,696,253

		TOTAL AUSTRALIA	4,696,253

FRANCE - 1.0%
289,148		BNP Paribas	12,298,709
481,345		Edenred	11,707,915
7,461		Societe Generale	199,455

		TOTAL FRANCE	24,206,079

GERMANY - 20.7%
2,157,018		Bayer AG.	151,523,581
427,753		Beiersdorf AG.	25,727,472
1,815,417		Henkel KGaA (Preference)	112,168,334
1,788,449		Lanxess AG.	116,937,792
568,905		Merck KGaA	59,444,335
748,928		Rheinmetall AG.	40,288,247

		TOTAL GERMANY	506,089,761

HONG KONG - 4.3%
41,657,000	e	Li & Fung Ltd	90,717,997
10,242,000		Trinity Ltd	8,240,150
1,324,000		Wharf Holdings Ltd	7,526,060

		TOTAL HONG KONG	106,484,207

INDIA - 4.4%
5,746,569		DLF Ltd	25,012,668
8,240,348		HDFC Bank Ltd	81,553,144

		TOTAL INDIA	106,565,812

IRELAND - 0.4%
1,077,397	*	Smurfit Kappa Group plc	9,039,308

		TOTAL IRELAND	9,039,308

ITALY - 0.6%
308,014		Saipem S.p.A.	14,448,947

		TOTAL ITALY	14,448,947

JAPAN - 12.4%
36,700		Canon, Inc	1,575,359
14,400		Daikin Industries Ltd	418,444
26,208		Denso Corp	780,616
9,850		Fanuc Ltd	1,658,420
127,000	e	Fast Retailing Co Ltd	25,313,552

TIAA-CREF FUNDS - International Equity Fund

SHARES		COMPANY	VALUE

5,715,000	e	Hitachi Ltd	$31,791,619
467,500		JS Group Corp	9,685,670
1,021,400		JTEKT Corp	10,955,821
947,100	e	Kakaku.com, Inc	30,762,128
74,597		Kao Corp	1,966,360
55,430		Komatsu Ltd	1,563,192
69,307		Mitsubishi Corp	1,584,934
538,984		Mitsubishi Electric Corp	4,852,729
778,000	e	Mitsubishi Heavy Industries Ltd	3,571,191
2,665,947		Mitsubishi UFJ Financial Group, Inc	12,317,739
55,000		Mitsui Trust Holdings, Inc	172,540
125,847		Nomura Holdings, Inc	463,958
2,617,000	e	NTN Corp	10,797,424
479,200	e	Sega Sammy Holdings, Inc	10,421,167
1,428,400		Shin-Etsu Chemical Co Ltd	74,385,470
49,950		Sony Corp	913,260
157,550	e	Sumitomo Corp	2,270,856
31,000		Sumitomo Metal Mining Co Ltd	447,676
21,000	e	Suruga Bank Ltd	187,163
12,565,000		Teijin Ltd	40,822,050
110,700	e	United Arrows Ltd	2,288,471
1,378,300		Ushio, Inc	20,147,390

		TOTAL JAPAN	302,115,199

NETHERLANDS - 0.1%
38,033		Royal Dutch Shell plc (A Shares)	1,349,289

		TOTAL NETHERLANDS	1,349,289

SWEDEN - 5.7%
1,595,420		Assa Abloy AB (Class B)	43,412,286
4,087,814		SKF AB (B Shares)	96,853,094

		TOTAL SWEDEN	140,265,380

SWITZERLAND - 18.3%
2,200,941		Adecco S.A.	104,801,977
99,291		Burckhardt Compression Holding AG.	24,988,520
8,473,226		Clariant AG.	103,306,133
35,177		Givaudan S.A.	32,909,731
181,952		Nestle S.A.	10,441,140
586,635		Swatch Group AG. Reg	43,203,397
794,930	a	Tecan Group AG.	58,131,394
5,125,896	*	UBS AG. (Switzerland)	69,933,638

		TOTAL SWITZERLAND	447,715,930

TAIWAN - 1.5%
5,706,000		Advanced Semiconductor Engineering, Inc	6,000,207
7,314,000		Formosa Plastics Corp	21,310,726
821,000		Powertech Technology, Inc	2,055,293
772,000		Richtek Technology Corp	4,311,495
14,176,000		Yageo Corp	4,362,113

		TOTAL TAIWAN	38,039,834

TIAA-CREF FUNDS - International Equity Fund

SHARES		COMPANY	VALUE

UNITED KINGDOM - 29.0%
275,685	*	Afren plc	$524,705
25,789,121		Barclays plc	86,472,423
742,920		BG Group plc	16,739,909
1,571,071		Carnival plc	46,990,941
1,635,585		Compass Group plc	15,201,635
8,076,595		Filtrona plc	48,288,009
3,333,532		ICAP plc	17,666,536
46,167,265		Man Group plc	84,398,696
736,097		Pearson plc	13,629,783
2,161,597		Reckitt Benckiser Group plc	115,154,712
4,129,003		Reed Elsevier plc	34,210,628
83,057		Rio Tinto plc	5,003,464
119,986	*	Rockhopper Exploration plc	643,324
5,433,093		Smiths Group plc	82,344,237
720,523		Tullow Oil plc	15,826,212
3,608,347		Wolseley plc	125,156,934

		TOTAL UNITED KINGDOM	708,252,148

		TOTAL COMMON STOCKS	2,409,268,147

		(Cost $2,518,723,475)

PRINCIPAL		ISSUER	RATE	MATURITY DATE

SHORT-TERM INVESTMENTS - 3.6%
TREASURY DEBT - 1.9%
$5,900,000		United States Treasury Bill	0.015%	05/17/12	5,899,003
39,675,000		United States Treasury Bill	0.012%	03/29/12	39,673,744

		TOTAL TREASURY DEBT			45,572,747

SHARES		COMPANY

INVESTMENTS IN REGISTERED INVESTMENT COMPANIES - 1.7%
42,455,802	c	TIAA-CREF Short Term Lending Portfolio of the State Street
		Navigator Securities Lending Trust			42,455,802

		TOTAL INVESTMENTS IN REGISTERED INVESTMENT COMPANIES			42,455,802

		TOTAL SHORT-TERM INVESTMENTS			88,028,549

		(Cost $88,029,198)

		TOTAL INVESTMENTS - 102.2%			2,497,296,696
		(Cost $2,606,752,673)
		OTHER ASSETS & LIABILITIES, NET - (2.2)%			(53,110,620)

		NET ASSETS - 100.0%			$2,444,186,076

	*	Non-income producing.
	a	Affiliated holding.
	c	Investments made with cash collateral received from securities on loan.
	e	All or a portion of these securities are out on loan. The aggregate value of securities on loan is $40,324,828.

TIAA-CREF FUNDS - International Equity Fund

TIAA-CREF FUNDS
INTERNATIONAL EQUITY FUND
SUMMARY OF MARKET VALUES BY SECTOR (unaudited)
January 31, 2012

SECTOR	VALUE	% OF NET ASSETS

INDUSTRIALS	$597,059,281	24.4%
MATERIALS	452,450,359	18.5
FINANCIALS	398,202,729	16.3
CONSUMER DISCRETIONARY	296,607,850	12.2
HEALTH CARE	269,099,310	11.0
CONSUMER STAPLES	265,458,018	10.9
INFORMATION TECHNOLOGY	80,858,214	3.3
ENERGY	49,532,386	2.0
SHORT - TERM INVESTMENTS	88,028,549	3.6
OTHER ASSETS & LIABILITIES, NET	(53,110,620)	(2.2)

NET ASSETS	$2,444,186,076	100.0%

TIAA-CREF FUNDS - Emerging Markets Equity Fund

TIAA-CREF FUNDS
EMERGING MARKETS EQUITY FUND
SCHEDULE OF INVESTMENTS (unaudited)
January 31, 2012

SHARES		COMPANY	VALUE

COMMON STOCKS - 99.1%

ARGENTINA - 0.2%
42,412		Arcos Dorados Holdings, Inc	$911,858

		TOTAL ARGENTINA	911,858

AUSTRALIA - 0.9%
1,503,956	*	Cockatoo Coal Ltd	613,361
41,391		Iluka Resources Ltd	804,335
65,486		Kingsgate Consolidated Ltd	532,262
374,511	*,e	Lynas Corp Ltd	526,286
137,742	e	Pan Australian Resources Ltd	512,087
85,940	*,e	Sandfire Resources NL	668,301
97,912	e	Whitehaven Coal Ltd	590,576

		TOTAL AUSTRALIA	4,247,208

BRAZIL - 17.4%
102,200		Aliansce Shopping Centers S.A.	854,006
291,924		Banco Bradesco S.A. (Preference)	5,246,345
52,600		Banco do Brasil S.A.	818,563
387,300		Banco Itau Holding Financeira S.A.	7,785,013
336,200		BM&FBOVESPA S.A.	2,114,720
190,300		BR Malls Participacoes S.A.	2,077,049
50,448		BR Properties S.A.	550,043
179,600		Brasil Brokers Participacoes S.A.	701,049
65,900		Brazil Insurance Participco	746,806
182,000	*	Brazil Pharma S.A.	906,250
185,600		Cia de Concessoes Rodoviarias	1,291,722
80,500		Cia Energetica de Minas Gerais	1,629,627
51,300		Cia Hering	1,233,173
54,900		Cosan SA Industria e Comercio	888,292
99,000		EcoRodovias Infraestrutura e Logistica S.A.	696,944
159,800		Empresa Brasileira de Aeronautica S.A.	1,103,015
74,000	*	Fertilizantes Heringer S.A.	484,947
25,500		Fleury S.A.	333,491
107,800		Gol Linhas Aereas Inteligentes S.A.	741,618
42,300		Iochpe-Maxion S.A.	714,200
49,500		Localiza Rent A Car	812,818
136,800	*	Magazine Luiza S.A.	784,533
92,600		Mills Estruturas e Servicos de	1,149,020
34,200	*	MPX Energia S.A.	918,029
181,400		MRV Engenharia e Participacoes S.A.	1,396,423
58,200		Multiplan Empreendimentos Imobiliarios S.A.	1,332,418
70,000		Multiplus S.A.	1,230,769
414,900	*	OGX Petroleo e Gas Participacoes S.A.	3,930,057
341,400		PDG Realty S.A.	1,383,420
93,000		Perdigao S.A.	1,841,689

TIAA-CREF FUNDS - Emerging Markets Equity Fund

SHARES		COMPANY	VALUE

903,045		Petroleo Brasileiro S.A.	$13,908,505
1,494,500		PT International Nickel Indonesia Tbk	663,553
72,107		QGEP Participacoes S.A.	587,685
114,800		Raia Drogasil S.A.	952,724
89,700		Redecard S.A.	1,617,188
51,500		Restoque Comercio e Confeccoes de Roupas S.A.	842,416
58,800		Santos Brasil Participacoes S.A.	907,644
124,000		Souza Cruz S.A.	1,613,874
118,187	*	T4F Entretenimento S.A.	848,928
15,300		Tam S.A. (Preference)	327,332
55,500		Telefonica Brasil S.A.	1,545,373
330,509		Tim Participacoes S.A.	1,834,900
82,800		Ultrapar Participacoes S.A.	1,675,240
349,000		Vale S.A.	8,928,743

		TOTAL BRAZIL	81,950,154

CAMBODIA - 0.2%
2,234,000		NagaCorp Ltd	842,162

		TOTAL CAMBODIA	842,162

CANADA - 0.3%
187,777	*	Endeavour Mining Corp	485,033
22,937		Pacific Rubiales Energy Corp	572,728
24,660		Petrominerales Ltd	514,744

		TOTAL CANADA	1,572,505

CHILE - 1.1%
11,540,636		Banco Santander Chile S.A.	907,804
182,435		Centros Comerciales Sudamericanos S.A.	1,037,386
37,426		Lan Airlines S.A.	934,965
178,486		Parque Arauco S.A	316,965
48,282		SACI Falabella	412,951
24,890		Sociedad Quimica y Minera de Chile S.A. (Class B)	1,458,363

		TOTAL CHILE	5,068,434

CHINA - 14.0%
3,564,000	e	Agricultural Bank of China	1,755,397
1,128,000	e	Air China Ltd	898,159
221,000	e	Anhui Conch Cement Co Ltd	744,566
11,858	*	Baidu, Inc (ADR)	1,512,132
3,418,000		Bank of China Ltd	1,465,140
928,800	e	Bank of Communications Co Ltd	742,525
150,000		Beijing Enterprises Holdings Ltd	868,977
960,000	*,e	Brilliance China Automotive Holdings Ltd	1,026,174
7,224,090		China Construction Bank	5,765,999
706,000		China Life Insurance Co Ltd	2,072,349
394,000	e	China Merchants Bank Co Ltd	866,642
340,200	e	China Metal Recycling Holdings Ltd	401,957
416,000		China Mobile Hong Kong Ltd	4,251,435
818,000	e	China National Building Material Co Ltd	985,717
438,000		China Oilfield Services Ltd	714,030
532,000		China Overseas Land & Investment Ltd	987,038

TIAA-CREF FUNDS - Emerging Markets Equity Fund

SHARES		COMPANY	VALUE

593,600		China Pacific Insurance Group Co Ltd	$1,971,364
554,000	e	China Resources Gas Group Ltd	797,842
552,500		China Shenhua Energy Co Ltd	2,426,457
1,694,000		China Telecom Corp Ltd	950,365
2,148,000		Chu Kong Petroleum & Natural Gas Steel Pipe Holdings Ltd	643,924
2,289,000		CNOOC Ltd	4,663,154
337,800	e	Dongfang Electric Co Ltd	997,274
934,000		Dongfeng Motor Group Co Ltd	1,745,281
928,000	e	Dongyue Group	773,712
460,000		First Tractor Co	474,337
269,000	e	Golden Eagle Retail Group Ltd	616,037
392,000	e	Great Wall Motor Co Ltd	672,106
672,000		Guangzhou Automobile Group Co Ltd	728,904
806,000		Harbin Power Equipment	778,636
25,954	*,e	Home Inns & Hotels Management, Inc (ADR)	765,383
10,674,834		Industrial & Commercial Bank of China	7,455,294
512,000	e	Intime Department Store Group Co Ltd	620,845
1,512,000		Lenovo Group Ltd	1,209,480
81,166	*,e	Melco PBL Entertainment Macau Ltd (ADR)	905,001
15,228	e	Mindray Medical International Ltd (ADR) (Class A)	453,185
277,000		Ping An Insurance Group Co of China Ltd	2,190,616
470,000		Prime Success International Group Ltd	606,000
15,102	*,e	Sina Corp	1,061,218
23,602	*,e	Sohu.com, Inc	1,407,151
338,500	*,e	Sun Art Retail Group Ltd	411,712
165,600	e	Tencent Holdings Ltd	4,043,650
201,000		Wumart Stores, Inc	415,051
381,200	e	ZTE Corp	1,035,385

		TOTAL CHINA	65,877,601

COLOMBIA - 1.4%
79,661		Almacenes Exito S.A.	1,082,566
33,096		BanColombia S.A.	511,560
2,688		BanColombia S.A. (Preference)	41,518
15,135,614		Bolsa de Valores de Colombia	242,478
164,345		Cementos Argos S.A.	989,593
1,039,348		Ecopetrol S.A.	2,641,145
4,690	*	Grupo de Inversiones Suramericana S.A.	83,167
48,232		Inversiones Argos S.A.	446,563
22,623		Suramericana de Inversiones S.A.	380,924

		TOTAL COLOMBIA	6,419,514

CZECH REPUBLIC - 0.2%
5,000		Komercni Banka AS	958,048

		TOTAL CZECH REPUBLIC	958,048

HONG KONG - 2.6%
341,400		AIA Group Ltd	1,138,474
762,000	e	China Resources Cement Holdings Ltd	548,620
236,000	e	China Resources Land Ltd	415,807
424,000	*,e,f	Galaxy Entertainment Group Ltd (purchased 8/31/10, cost $476,279)	919,426
1,663,000	*	Genting Hong Kong Ltd	613,763

TIAA-CREF FUNDS - Emerging Markets Equity Fund

SHARES		COMPANY	VALUE

1,612,000		Hutchison Telecommunications Hong Kong Holdings Ltd	$658,283
762,900	e	iShares Asia Trust - iShares FTSE/Xinhua A50 China Tracker	1,097,825
196,500		Kingboard Chemical Holdings Ltd	676,528
1,742,000	e	KWG Property Holding Ltd	722,493
570,000	e	Lee & Man Holding Ltd	389,145
726,000		Li & Fung Ltd	1,581,037
655,000	*	Mongolian Mining Corp	526,303
1,131,000	e	Noble Group Ltd	1,207,206
276,000		Shangri-La Asia Ltd	572,817
656,000	*	Sitoy Group Holdings Ltd	242,766
594,500		Techtronic Industries Co	659,960

		TOTAL HONG KONG	11,970,453

HUNGARY - 0.3%
69,128	e	OTP Bank	1,240,077

		TOTAL HUNGARY	1,240,077

INDIA - 4.4%
132,691	*	Cairn India Ltd	908,668
314,967		DLF Ltd	1,370,935
28,651		Dr Reddy’s Laboratories Ltd	978,455
9,635		Grasim Industries Ltd	508,495
140,075	*	Hathway Cables and Datacom Pvt Ltd	387,641
159,360		HDFC Bank Ltd	1,577,155
95,057		Housing Development Finance Corp	1,339,723
59,764		ICICI Bank Ltd	1,085,836
383,714	*	Idea Cellular Ltd	738,741
357,461		ITC Ltd	1,472,680
28,402		Larsen & Toubro Ltd	751,295
99,932		Lupin Ltd	958,578
76,140		Mahindra & Mahindra Ltd	1,035,396
62,622		Opto Circuits India Ltd	300,308
166,952		Pantaloon Retail India Ltd	568,218
98,303		Phoenix Mills Ltd	361,143
93,727		Sobha Developers Ltd	493,392
1,518,176	*	SpiceJet Ltd	648,009
124,908		Sun Pharmaceuticals Industries Ltd	1,383,397
31,170		Tata Consultancy Services Ltd	711,990
208,757		Tata Motors Ltd	1,025,465
62,635		United Spirits Ltd	844,264
40,747		UTI Bank Ltd	883,808
164,411		ZEE Telefilms Ltd	424,823

		TOTAL INDIA	20,758,415

INDONESIA - 4.1%
1,782,500		Bank Rakyat Indonesia	1,353,983
503,500		Modern Internasional Tbk	171,875
1,001,500		PT ACE Hardware Indonesia Tbk	461,629
8,565,500		PT Alam Sutera Realty Tbk	460,968
396,500		PT Astra International Tbk	3,471,888
1,821,358		PT Bank Mandiri Persero Tbk	1,354,151
1,665,793		PT Bank Negara Indonesia	668,756

TIAA-CREF FUNDS - Emerging Markets Equity Fund

SHARES		COMPANY	VALUE

124,000		PT Citra Marga Nusaphala Persada Tbk	$22,578
4,004,500		PT Global MediaCom Tbk	493,574
165,500		PT Gudang Garam Tbk	1,047,255
1,159,000		PT Harum Energy Indonesia Tbk	977,820
150,000		PT Indo Tambangraya Megah	610,991
498,500		PT Indocement Tunggal Prakarsa Tbk	937,939
538,500		PT Indomobil Sukses Internasional Tbk	896,665
1,541,500		PT Jasa Marga Tbk	748,952
33,304,000		PT Kawasan Industri Jababeka Tbk	679,456
4,918,875		PT Lippo Karawaci Tbk	366,020
1,199,000		PT Perusahaan Gas Negara	449,021
836,000	*	PT Sumber Alfaria Trijaya Tbk	366,558
622,000		PT Surya Citra Media Tbk	642,052
214,500		PT Tambang Batubara Bukit Asam Tbk	479,604
496,000		PT United Tractors Tbk	1,561,122
431,000	e	Straits Asia Resources Ltd	802,147

		TOTAL INDONESIA	19,025,004

KOREA, REPUBLIC OF - 14.0%
18,167		Cheil Industries, Inc	1,622,899
21,280		Dongbu Insurance Co Ltd	909,245
7,365		Doosan Corp	1,001,994
65,070	*	Doosan Infracore Co Ltd	1,098,255
4,671		GS Engineering & Construction Corp	414,021
7,224		GS Holdings Corp	399,678
34,200		Hana Financial Group, Inc	1,170,978
2,983		Honam Petrochemical Corp	969,336
117,230		Hynix Semiconductor, Inc	2,795,322
5,647		Hyundai Heavy Industries	1,563,414
25,583		Hyundai Motor Co	5,025,450
15,363		Hyundai Steel Co	1,479,711
54,466		KB Financial Group, Inc	2,064,756
3,696		KCC Corp	995,420
13,593		KEPCO Engineering & Construction Co, Inc	1,125,492
44,391		Kia Motors Corp	2,665,156
11,268		KIWOOM Securities Co Ltd	586,572
24,000		Korea Investment Holdings Co Ltd	870,122
21,425		Korean Air Lines Co Ltd	970,804
9,938		LG Chem Ltd	3,299,226
24,752		LG Corp	1,548,885
2,968		LG Household & Health Care Ltd	1,262,544
60,740		LG.Philips LCD Co Ltd	1,580,928
6,587		Mando Corp	1,066,138
5,778		POSCO	2,126,046
21,729		Samsung Corp	1,337,865
17,525		Samsung Electronics Co Ltd	17,256,580
3,725		Samsung Engineering Co Ltd	709,455
45,460		Samsung Heavy Industries Co Ltd	1,443,415
16,841		Samsung Securities Co Ltd	918,462
56,696		Shinhan Financial Group Co Ltd	2,255,484
5,063		Shinsegae Co Ltd	1,243,392
2,529		SK Corp	315,219

TIAA-CREF FUNDS - Emerging Markets Equity Fund

SHARES		COMPANY	VALUE

10,086		SK Energy Co Ltd	$1,522,233

		TOTAL KOREA, REPUBLIC OF	65,614,497

MACAU - 0.3%
448,000	*,e	Sands China Ltd	1,509,363

		TOTAL MACAU	1,509,363

MALAYSIA - 1.3%
835,900		AirAsia BHD	973,972
535,400		Bumiputra-Commerce Holdings BHD	1,215,611
761,300		Gamuda BHD	924,664
542,726		IGB Corp BHD	483,084
154,800		KrisAssets Holdings BHD	319,458
60,600		Kuala Lumpur Kepong BHD	511,553
125,400		Lafarge Malayan Cement BHD	274,904
419,500		Petronas Chemicals Group BHD	918,362
133,500		Public Bank BHD (Foreign)	596,282

		TOTAL MALAYSIA	6,217,890

MEXICO - 4.3%
107,300		Alfa S.A. de C.V. (Class A)	1,408,950
4,172,200	e	America Movil S.A. de C.V. (Series L)	4,846,296
2,632,700	*	Cemex S.A. de C.V.	1,783,533
478,300	*	Empresas ICA Sociedad Controladora S.A. de C.V.	780,158
336,600	e	Fomento Economico Mexicano S.A. de C.V.	2,358,557
468,080	e	Grupo Financiero Banorte S.A. de C.V.	1,865,267
91,500		Grupo Modelo S.A. (Series C)	567,150
201,200		Grupo Televisa S.A.	793,896
23,845		Industrias Penoles S.A. de C.V.	1,140,816
230,000	e	Mexichem SAB de C.V.	795,306
24,860		Southern Copper Corp (NY)	862,393
984,700		Wal-Mart de Mexico S.A. de C.V. (Series V)	3,042,317

		TOTAL MEXICO	20,244,639

PERU - 1.1%
188,082		Alicorp S.A.	416,173
41,772		Bolsa de Valores de Lima S.A.	141,363
276,592		Cementos Lima SAA	252,008
31,856		Cia de Minas Buenaventura S.A. (ADR) (Series B)	1,366,622
14,243		Credicorp Ltd (NY)	1,618,860
395,963		Ferreyros S.A.	379,912
202,118		Grana y Montero S.A.	514,879
10,566	f	Intergroup Financial Services Corp (purchased 8/31/10, cost $277,229)	295,848

		TOTAL PERU	4,985,665

PHILIPPINES - 2.2%
2,147,500		Alliance Global Group, Inc	550,086
1,587,900		Ayala Land, Inc	653,162
465,460		Banco de Oro Universal Bank	649,436
214,870		Cebu Air, Inc	336,003
364,100		DMCI Holdings, Inc	389,974

TIAA-CREF FUNDS - Emerging Markets Equity Fund

SHARES		COMPANY	VALUE

9,713,000	*	Global-Estate Resorts, Inc	$506,545
500,890		International Container Term Services, Inc	653,782
446,400		JG Summit Holdings (Series B)	288,940
9,138,000		Metro Pacific Investments Corp	744,729
721,559		Metropolitan Bank & Trust	1,274,886
850,000		Nickel Asia Corp	470,471
95,620		Philippine Stock Exchange, Inc	547,452
1,822,200		Robinsons Land Corp	597,100
270,420		Security Bank Corp	717,370
2,022,363		SM Development Corp	330,717
33,460		SM Investments Corp	484,341
1,707,100		SM Prime Holdings	652,411
502,830		Universal Robina	628,991

		TOTAL PHILIPPINES	10,476,396

POLAND - 0.9%
20,494		Bank Pekao S.A.	1,001,424
788,792	*	Get Bank S.A.	449,788
20,315	*	Orbis S.A.	255,241
11,799		Powszechny Zaklad Ubezpieczen S.A.	1,223,824
217,979		Telekomunikacja Polska S.A.	1,168,661
16,599		Warsaw Stock Exchange	206,370

		TOTAL POLAND	4,305,308

PORTUGAL - 0.1%
33,005	*	Jeronimo Martins SGPS S.A.	551,449

		TOTAL PORTUGAL	551,449

RUSSIA - 7.8%
46,430	f	Eurasia Drilling Co Ltd (GDR) (purchased 10/6/10, cost $956,939)	1,223,340
614,153		Gazprom (ADR)	7,461,979
36,307	f	Globaltrans Investment plc (GDR) (purchased 8/31/10, cost $486,674)	551,594
217,865	f	LSR Group OJSC (GDR) (purchased 12/6/10, cost $538,504)	1,041,730
57,995		LUKOIL (ADR)	3,406,612
90,294	f	Magnit OAO (GDR) (purchased 8/31/10, cost $1,028,530)	2,323,286
25,332	*,f	Mail.ru (GDR) (purchased 6/16/11, cost $835,687)	837,778
68,276		MMC Norilsk Nickel (ADR)	1,313,885
81,414		Mobile TeleSystems (ADR)	1,364,499
60,029	*,f	NOMOS-BANK (GDR) (purchased 4/19/11, cost $944,573)	714,120
39,029	f	NovaTek OAO (GDR) (purchased 8/31/10, cost $3,517,532)	5,281,300
295,035	f	Rosneft Oil Co (GDR) (purchased 8/31/10, cost $2,020,339)	2,178,485
435,141	*	Sberbank of Russian Federation (ADR)	5,224,449
29,376	f	Severstal (GDR) (purchased 10/4/10, cost $444,779)	423,330
53,469	f	TransContainer OAO (GDR) (purchased 9/9/11, cost $414,880)	458,764
21,576	f	Uralkali (GDR) (purchased 11/9/11, cost $746,271)	770,641
262,227	f	VTB Bank OJSC (GDR) (purchased 8/31/10, cost $370,077)	1,230,096
43,712	*,f	X 5 Retail Group NV (GDR) (purchased 8/31/10, cost $1,218,013)	964,925

		TOTAL RUSSIA	36,770,813

SINGAPORE - 0.8%
110,000		Keppel Corp Ltd	946,710
459,000		Petra Foods Ltd	696,975

TIAA-CREF FUNDS - Emerging Markets Equity Fund

SHARES		COMPANY	VALUE

317,000	e	SembCorp Marine Ltd	$1,246,243
216,000	e	Wilmar International Ltd	916,500

		TOTAL SINGAPORE	3,806,428

SOUTH AFRICA - 5.7%
98,202		African Bank Investments Ltd	457,411
62,903		AngloGold Ashanti Ltd	2,881,961
176,243		AVI Ltd	934,645
49,360		Bidvest Group Ltd	1,057,076
24,909		Capitec Bank Holdings Ltd	580,373
107,489		Clicks Group Ltd	544,439
502,317		FirstRand Ltd	1,446,111
34,151		Foschini Ltd	473,993
103,902		Gold Reef Resorts Ltd	231,289
419,041		Growthpoint Properties Ltd	1,065,548
30,340		Impala Platinum Holdings Ltd	664,343
76,825		Imperial Holdings Ltd	1,361,228
17,169	e	Kumba Iron Ore Ltd	1,175,309
63,038		Mr Price Group Ltd	694,385
59,532		Naspers Ltd (N Shares)	2,976,673
358,039		Sanlam Ltd	1,382,213
84,765		Sasol Ltd	4,334,229
52,710		Shoprite Holdings Ltd	875,308
51,383		Standard Bank Group Ltd	702,615
14,790		Tiger Brands Ltd	475,838
107,423		Vodacom Group Pty Ltd	1,321,194
176,500		Woolworths Holdings Ltd	947,224

		TOTAL SOUTH AFRICA	26,583,405

TAIWAN - 8.4%
233,000		Advanced Semiconductor Engineering, Inc	245,014
715,000		Career Technology Co Ltd	1,167,779
273,000		Catcher Technology Co Ltd	1,698,608
375,000		Cheng Shin Rubber Industry Co Ltd	890,423
1,436,949		Chinatrust Financial Holding Co	927,621
630,140		Far Eastern Department Stores Co Ltd	850,817
808,660		Far Eastern Textile Co Ltd	994,045
444,000		Far EasTone Telecommunications Co Ltd	855,894
409,000		FLEXium Interconnect, Inc	1,343,509
348,000		Formosa Chemicals & Fibre Corp	999,496
35,100		Formosa International Hotels Corp	488,952
518,000		Formosa Plastics Corp	1,509,291
368,000		Foxconn Technology Co Ltd	1,444,673
779,676		Fubon Financial Holding Co Ltd	868,502
1,785,374		Fuhwa Financial Holdings Co Ltd	1,009,397
1,664,900		Hon Hai Precision Industry Co, Ltd	5,369,250
283,850		Huaku Development Co Ltd	684,968
34,000		Largan Precision Co Ltd	732,018
1,006,580		Mega Financial Holding Co Ltd	690,103
714,000		Nan Ya Plastics Corp	1,508,867
128,000		Powertech Technology, Inc	320,435
173,000		Richtek Technology Corp	966,177

TIAA-CREF FUNDS - Emerging Markets Equity Fund

SHARES		COMPANY	VALUE

448,000		Synnex Technology International Corp	$1,105,690
325,000		Taiwan Fertilizer Co Ltd	843,397
3,717,000		Taiwan Semiconductor Manufacturing Co Ltd	9,860,705
900,060		Uni-President Enterprises Corp	1,328,370
2,206,000		Yageo Corp	678,811

		TOTAL TAIWAN	39,382,812

THAILAND - 2.5%
216,400		Advanced Info Service PCL	1,054,062
1,802,100		Amata Corp PCL (Foreign)	883,145
112,800		Bangkok Bank PCL (Foreign)	605,976
24,200		Banpu PCL	460,309
467,000		BEC World PCL (Foreign)	651,146
879,700		Charoen Pokphand Foods Public Co Ltd	993,510
254,800		CP Seven Eleven PCL	481,083
258,300		Kasikornbank PCL - NVDR	1,073,302
1,534,500		LPN Development PCL	687,922
948,900		Minor International PCL (Foreign)	355,063
135,100		PTT PCL	1,481,133
8,511,000		Quality House PCL	430,955
407,300		Robinson Department Store PCL (ADR)	551,250
70,800		Siam Cement PCL (ADR)	789,805
179,400		Siam Commercial Bank PCL	699,684
380,400		Tisco Bank PCL	438,422

		TOTAL THAILAND	11,636,767

TURKEY - 0.9%
165,270		Arcelik AS	714,422
33,349		Coca-Cola Icecek AS	436,103
268,413		Emlak Konut Gayrimenkul Yatiri	319,241
158,616		KOC Holding AS	616,035
53,975	*	Migros Ticaret AS.	412,189
363,472		Sinpas Gayrimenkul Yatirim Ortakligi AS	228,562
169,045	*	TAV Havalimanlari Holding AS	759,376
89,156		Tofas Turk Otomobil Fabrik	378,232
134,347		Turkiye Garanti Bankasi AS	483,762

		TOTAL TURKEY	4,347,922

UKRAINE - 0.2%
57,226	*,f	MHP S.A. (GDR) (purchased 11/22/10, cost $765,700)	759,555

		TOTAL UKRAINE	759,555

UNITED KINGDOM - 1.1%
645,891	*	Afren plc	1,229,311
15,183		Anglo American plc	630,253
44,054		Antofagasta plc	901,697
89,829	f	O’Key Group S.A. (GDR) (purchased 11/2/10, cost $425,053)	622,055
69,887		Standard Chartered plc (Hong Kong)	1,700,159

		TOTAL UNITED KINGDOM	5,083,475

TIAA-CREF FUNDS - Emerging Markets Equity Fund

SHARES		COMPANY	VALUE

UNITED STATES - 0.4%
50,960	*	Kosmos Energy LLC	$640,058
26,831	*	Las Vegas Sands Corp	1,317,670

		TOTAL UNITED STATES	1,957,728

		TOTAL COMMON STOCKS	465,075,545

		(Cost $455,019,067)

PREFERRED STOCKS - 0.7%

BRAZIL - 0.7%
87,660		Ambev Cia De Bebidas Das	3,210,989

		TOTAL BRAZIL	3,210,989

		TOTAL PREFERRED STOCKS	3,210,989

		(Cost $2,598,343)

RIGHTS / WARRANTS - 0.0%
COLOMBIA - 0.0%
2,688	m	BanColombia S.A.	2,910

		TOTAL COLOMBIA	2,910

PERU - 0.0%
47,620	m	Ferreyros S.A.	4,605

		TOTAL PERU	4,605

		TOTAL RIGHTS / WARRANTS	7,515

		(Cost $0)

SHORT-TERM INVESTMENTS - 4.8%
INVESTMENTS IN REGISTERED INVESTMENT COMPANIES - 4.8%
22,526,372	c	TIAA-CREF Short Term Lending Portfolio of the State Street
		Navigator Securities Lending Trust	22,526,372

		TOTAL INVESTMENTS IN REGISTERED INVESTMENT COMPANIES	22,526,372

		TOTAL SHORT-TERM INVESTMENTS	22,526,372

		(Cost $22,526,372)

		TOTAL INVESTMENTS - 104.6%	490,820,421
		(Cost $480,143,782)
		OTHER ASSETS & LIABILITIES, NET - (4.6)%	(21,686,014)

		NET ASSETS - 100.0%	$469,134,407

		Abbreviation(s):
		ADR American Depositary Receipt
		GDR Global Depositary Receipt
		NVDR Non Voting Depository Receipt

	*	Non-income producing.
	c	Investments made with cash collateral received from securities on loan.
	e	All or a portion of these securities are out on loan. The aggregate value of securities on loan is $21,348,583.
	f	Restricted security. At 1/31/2012, the aggregate value of these securities amounted to $20,596,273 or 4.4% of net assets.
	m	Indicates a security that has been deemed illiquid.

TIAA-CREF FUNDS - Emerging Markets Equity Fund

TIAA-CREF FUNDS
EMERGING MARKETS EQUITY FUND
SUMMARY OF MARKET VALUES BY SECTOR (unaudited)
January 31, 2012

SECTOR	VALUE	% OF NET ASSETS

FINANCIALS	$117,996,745	25.2%
ENERGY	66,235,579	14.1
INFORMATION TECHNOLOGY	60,677,999	12.9
CONSUMER DISCRETIONARY	55,951,993	11.9
MATERIALS	54,734,352	11.7
INDUSTRIALS	45,710,940	9.8
CONSUMER STAPLES	38,194,805	8.1
TELECOMMUNICATION SERVICES	20,589,703	4.4
HEALTH CARE	4,407,414	0.9
UTILITIES	3,794,519	0.8
SHORT - TERM INVESTMENTS	22,526,372	4.8
OTHER ASSETS & LIABILITIES, NET	(21,686,014)	(4.6)

NET ASSETS	$469,134,407	100.0%

TIAA-CREF FUNDS - Large-Cap Growth Fund

TIAA-CREF FUNDS
LARGE-CAP GROWTH FUND
SCHEDULE OF INVESTMENTS (unaudited)
January 31, 2012

SHARES		COMPANY	VALUE

COMMON STOCKS - 98.6%

AUTOMOBILES & COMPONENTS - 0.9%
179,359	*	BorgWarner, Inc	$13,385,562

		TOTAL AUTOMOBILES & COMPONENTS	13,385,562

CAPITAL GOODS - 10.9%
490,684		Boeing Co	36,398,940
257,553		Caterpillar, Inc	28,104,183
235,705		Danaher Corp	12,376,870
328,708		Honeywell International, Inc	19,078,212
95,821	*	Jacobs Engineering Group, Inc	4,288,948
160,549		Precision Castparts Corp	26,278,660
186,470		Roper Industries, Inc	17,414,433
150,020		Stanley Works	10,528,404

		TOTAL CAPITAL GOODS	154,468,650

COMMERCIAL & PROFESSIONAL SERVICES - 0.8%
233,238	*	Nielsen Holdings NV	6,759,237
100,981	*	Verisk Analytics, Inc	4,046,309

		TOTAL COMMERCIAL & PROFESSIONAL SERVICES	10,805,546

CONSUMER DURABLES & APPAREL - 3.4%
49,611		Coach, Inc	3,475,251
65,663		Jarden Corp	2,212,186
257,844		Nike, Inc (Class B)	26,813,197
67,156		Ralph Lauren Corp	10,207,712
85,438		Tupperware Corp	5,368,924

		TOTAL CONSUMER DURABLES & APPAREL	48,077,270

CONSUMER SERVICES - 6.3%
220,994		Carnival Corp	6,674,019
30,943	*	Chipotle Mexican Grill, Inc (Class A)	11,365,054
452,274	*	Las Vegas Sands Corp	22,211,176
455,526	*	MGM Mirage	5,944,614
293,621	*	Orient-Express Hotels Ltd (Class A)	2,484,034
563,924		Starbucks Corp	27,028,878
217,526		Yum! Brands, Inc	13,775,922

		TOTAL CONSUMER SERVICES	89,483,697

DIVERSIFIED FINANCIALS - 3.6%
711,079		Blackstone Group LP	11,242,159
44,767	*	IntercontinentalExchange, Inc	5,124,926
430,200		iShares Russell 1000 Growth Index Fund	26,362,656
405,709		Morgan Stanley	7,566,473

		TOTAL DIVERSIFIED FINANCIALS	50,296,214

TIAA-CREF FUNDS - Large-Cap Growth Fund

SHARES		COMPANY	VALUE

ENERGY - 7.8%
167,808		Anadarko Petroleum Corp	$13,545,462
244,144		Cenovus Energy, Inc	8,896,607
151,008	*	Concho Resources, Inc	16,106,513
204,125	e	Crescent Point Energy Corp	9,335,965
376,685		National Oilwell Varco, Inc	27,867,156
131,271		Occidental Petroleum Corp	13,096,908
292,406		Schlumberger Ltd	21,980,159

		TOTAL ENERGY	110,828,770

FOOD & STAPLES RETAILING - 0.9%
148,702		Costco Wholesale Corp	12,233,714

		TOTAL FOOD & STAPLES RETAILING	12,233,714

FOOD, BEVERAGE & TOBACCO - 2.3%
343,281		Coca-Cola Enterprises, Inc	9,196,498
109,241	*,e	Green Mountain Coffee Roasters, Inc	5,826,915
86,247		Lorillard, Inc	9,262,065
101,961		Mead Johnson Nutrition Co	7,554,290

		TOTAL FOOD, BEVERAGE & TOBACCO	31,839,768

HEALTH CARE EQUIPMENT & SERVICES - 2.3%
233,846	*	Cerner Corp	14,238,883
93,588	*	Edwards Lifesciences Corp	7,736,920
21,853	*	Intuitive Surgical, Inc	10,050,413

		TOTAL HEALTH CARE EQUIPMENT & SERVICES	32,026,216

HOUSEHOLD & PERSONAL PRODUCTS - 1.8%
431,228		Estee Lauder Cos (Class A)	24,981,038

		TOTAL HOUSEHOLD & PERSONAL PRODUCTS	24,981,038

MATERIALS - 4.0%
673,001		Monsanto Co	55,219,732
38,811		Southern Copper Corp (NY)	1,346,354
40,607	*	US Silica Holdings Inc	690,319

		TOTAL MATERIALS	57,256,405

MEDIA - 2.1%
233,656	*	Discovery Communications, Inc (Class A)	10,019,169
126,803		Interpublic Group of Cos, Inc	1,309,875
465,279		Walt Disney Co	18,099,353

		TOTAL MEDIA	29,428,397

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 11.0%
434,341	*	Agilent Technologies, Inc	18,446,462
218,410	*	Alexion Pharmaceuticals, Inc	16,765,152
302,123		Allergan, Inc	26,559,633
150,528	*	Biogen Idec, Inc	17,750,261
79,128		Biovail Corp	3,836,917
205,894	*	Celgene Corp	14,968,494

TIAA-CREF FUNDS - Large-Cap Growth Fund

SHARES		COMPANY	VALUE

262,843	*	Gilead Sciences, Inc	$12,837,252
157,291	*,e	Illumina, Inc	8,141,382
42,112		Perrigo Co	4,025,907
81,952		Shire plc (ADR)	8,155,863
447,706		Teva Pharmaceutical Industries Ltd (ADR)	20,204,972
67,607	*	Watson Pharmaceuticals, Inc	3,963,798

		TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES	155,656,093

RETAILING - 4.0%
173,853	*	Amazon.com, Inc	33,803,977
132,126	*	Bed Bath & Beyond, Inc	8,020,048
312,533		Home Depot, Inc	13,873,340

		TOTAL RETAILING	55,697,365

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 1.1%
135,811		Avago Technologies Ltd	4,609,425
117,552		Broadcom Corp (Class A)	4,036,736
199,495		Texas Instruments, Inc	6,459,648

		TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT	15,105,809

SOFTWARE & SERVICES - 23.0%
543,888	*	Adobe Systems, Inc	16,833,334
264,229	*	Autodesk, Inc	9,512,244
88,115	*	Baidu, Inc (ADR)	11,236,425
161,317	*	Check Point Software Technologies	9,080,534
407,136	*	eBay, Inc	12,865,498
478,717	*	Electronic Arts, Inc	8,889,775
117,809	*	Gartner, Inc	4,466,139
82,177	*	Google, Inc (Class A)	47,671,699
1,013,215		Intuit, Inc	57,185,855
28,393		Mastercard, Inc (Class A)	10,095,699
1,588,011		Microsoft Corp	46,893,965
501,386	*	Nuance Communications, Inc	14,299,529
453,501	*	Red Hat, Inc	21,028,841
19,256	*	Sina Corp	1,353,119
371,124		Visa, Inc (Class A)	37,349,920
157,060	*	VMware, Inc (Class A)	14,334,866

		TOTAL SOFTWARE & SERVICES	323,097,442

TECHNOLOGY HARDWARE & EQUIPMENT - 10.3%
177,943	*	Apple, Inc	81,227,422
483,699	*	EMC Corp	12,460,086
22,338	*	F5 Networks, Inc	2,674,752
806,538	*	Juniper Networks, Inc	16,880,840
194,168	*	Polycom, Inc	3,873,652
493,527		Qualcomm, Inc	29,029,258

		TOTAL TECHNOLOGY HARDWARE & EQUIPMENT	146,146,010

TELECOMMUNICATION SERVICES - 1.1%
244,361		American Tower Corp	15,519,367

		TOTAL TELECOMMUNICATION SERVICES	15,519,367

TIAA-CREF FUNDS - Large-Cap Growth Fund

SHARES		COMPANY			VALUE

TRANSPORTATION - 1.0%
125,541		Union Pacific Corp			$14,350,592

		TOTAL TRANSPORTATION			14,350,592

		TOTAL COMMON STOCKS			1,390,683,925

		(Cost $1,206,734,084)

PRINCIPAL		ISSUER	RATE	MATURITY DATE

SHORT-TERM INVESTMENTS - 1.0%
GOVERNMENT AGENCY DEBT - 1.3%
$18,000,000		Federal Home Loan Bank (FHLB)	0.00%	02/01/12	18,000,000

					18,000,000

TREASURY DEBT - 1.0%
14,800,000		United States Treasury Bill	0.012%	03/29/12	14,799,531

					14,799,531

SHARES		COMPANY

INVESTMENTS IN REGISTERED INVESTMENT COMPANIES - 1.0%
14,071,606	c	TIAA-CREF Short Term Lending Portfolio of the State Street
		Navigator Securities Lending Trust			14,071,606

		TOTAL INVESTMENTS IN REGISTERED INVESTMENT COMPANIES			14,071,606

		TOTAL SHORT-TERM INVESTMENTS			46,871,137

		(Cost $46,871,137)

		TOTAL INVESTMENTS - 101.9%			1,437,555,062
		(Cost $1,253,605,221)
		OTHER ASSETS & LIABILITIES, NET - (1.9)%			(27,309,023)

		NET ASSETS - 100.0%			$1,410,246,039

		Abbreviation(s):
		ADR American Depositary Receipt

	*	Non-income producing.
	c	Investments made with cash collateral received from securities on loan.
	e	All or a portion of these securities are out on loan. The aggregate value of securities on loan is $13,659,262.

TIAA-CREF FUNDS - Large-Cap Value Fund

TIAA-CREF FUNDS
LARGE-CAP VALUE FUND
SCHEDULE OF INVESTMENTS (unaudited)
January 31, 2012

SHARES		COMPANY	VALUE

COMMON STOCKS - 97.5%

AUTOMOBILES & COMPONENTS - 1.0%
810,684	*	American Axle & Manufacturing Holdings, Inc	$9,776,849
861,275		Ford Motor Co	10,697,036
120,672	*	Visteon Corp	5,792,256

		TOTAL AUTOMOBILES & COMPONENTS	26,266,141

BANKS - 5.6%
4,100,500		BOC Hong Kong Holdings Ltd	10,812,591
275,871		Fifth Third Bancorp	3,589,082
1,749,640		First Horizon National Corp	15,274,357
1,941,665		Huntington Bancshares, Inc	11,086,907
1,078,448		US Bancorp	30,433,803
2,136,174		Wells Fargo & Co	62,397,642

		TOTAL BANKS	133,594,382

CAPITAL GOODS - 8.3%
323,984		Boeing Co	24,033,133
532,542		CAE, Inc	5,874,055
2,771,100		General Electric Co	51,847,281
300,984		Honeywell International, Inc	17,469,111
302,054		Ingersoll-Rand plc	10,553,767
368,566		KBR, Inc	11,845,711
89,853		L-3 Communications Holdings, Inc	6,356,201
1,498,614		Masco Corp	18,088,271
232,158		SPX Corp	16,165,161
411,341		Textron, Inc	10,480,969
495,145		Tyco International Ltd	25,227,638

		TOTAL CAPITAL GOODS	197,941,298

COMMERCIAL & PROFESSIONAL SERVICES - 0.3%
307,264		Edenred	7,473,685

		TOTAL COMMERCIAL & PROFESSIONAL SERVICES	7,473,685

CONSUMER DURABLES & APPAREL - 1.2%
329,831		Jarden Corp	11,112,006
2,344,708	*	Pulte Homes, Inc	17,468,075

		TOTAL CONSUMER DURABLES & APPAREL	28,580,081

CONSUMER SERVICES - 1.9%
276,650		Darden Restaurants, Inc	12,689,936
333,550	*	Las Vegas Sands Corp	16,380,640
734,513	*	MGM Mirage	9,585,395
880,083	*	Orient-Express Hotels Ltd (Class A)	7,445,502

		TOTAL CONSUMER SERVICES	46,101,473

TIAA-CREF FUNDS - Large-Cap Value Fund

SHARES		COMPANY	VALUE

DIVERSIFIED FINANCIALS - 8.4%
336,850		Apollo Management LP	$5,012,328
5,333,343		Bank of America Corp	38,026,735
811,262		Blackstone Group LP	12,826,052
1,163,862		Citigroup, Inc	35,753,841
138,863	e	Consumer Staples Select Sector SPDR Fund	4,447,782
155,911		Discover Financial Services	4,237,661
374,880	*	E*Trade Financial Corp	3,070,267
145,288		Goldman Sachs Group, Inc	16,195,254
165,613	e	iShares Russell 1000 Value Index Fund	10,915,553
1,563,755		Janus Capital Group, Inc	12,306,752
646,500		JPMorgan Chase & Co	24,114,450
830,478		Morgan Stanley	15,488,415
106,528		State Street Corp	4,173,767
923,460	*	UBS A.G.	12,549,821

		TOTAL DIVERSIFIED FINANCIALS	199,118,678

ENERGY - 11.0%
312,406		Anadarko Petroleum Corp	25,217,412
154,876		Cabot Oil & Gas Corp	4,940,544
238,942		Cenovus Energy, Inc	8,707,046
599,834		Chevron Corp	61,830,890
527,201	*	Cobalt International Energy, Inc	10,565,108
60,052	*	Concho Resources, Inc	6,405,146
87,180		ConocoPhillips	5,946,548
185,492	e	Crescent Point Energy Corp	8,483,757
248,830	*	Energy Transfer Partners LP	12,279,761
274,295		Ensco International plc (ADR)	14,438,889
39,977		Equitable Resources, Inc	2,019,638
82,581		Exxon Mobil Corp	6,915,333
604,700		Marathon Oil Corp	18,981,533
137,768		Marathon Petroleum Corp	5,265,493
270,165		Occidental Petroleum Corp	26,954,362
180,933	*	Southwestern Energy Co	5,634,254
9,963		Spectra Energy Corp	313,735
277,953		Transocean Ltd	13,147,177
1,037,651	*	Weatherford International Ltd	17,370,277
225,580		Williams Cos, Inc	6,501,216

		TOTAL ENERGY	261,918,119

FOOD & STAPLES RETAILING - 1.3%
754,715		CVS Corp	31,509,351

		TOTAL FOOD & STAPLES RETAILING	31,509,351

FOOD, BEVERAGE & TOBACCO - 4.4%
514,503		Altria Group, Inc	14,611,885
71,619	e	Anheuser-Busch InBev NV (ADR)	4,354,435
142,618	e	Diamond Foods, Inc	5,182,738
148,372		General Mills, Inc	5,909,657
594,069		Kraft Foods, Inc (Class A)	22,752,842
148,944		Lorillard, Inc	15,995,096

TIAA-CREF FUNDS - Large-Cap Value Fund

SHARES		COMPANY	VALUE

190,634		PepsiCo, Inc	$12,518,935
128,660	*	Ralcorp Holdings, Inc	11,251,317
88,365		Remy Cointreau S.A.	7,794,761
252,841	*	Smithfield Foods, Inc	5,645,940

		TOTAL FOOD, BEVERAGE & TOBACCO	106,017,606

HEALTH CARE EQUIPMENT & SERVICES - 2.7%
160,183		Baxter International, Inc	8,886,953
1,032,360	*	Boston Scientific Corp	6,152,866
436,505	*	Hologic, Inc	8,900,336
558,192		UnitedHealth Group, Inc	28,908,764
177,219		WellPoint, Inc	11,398,726

		TOTAL HEALTH CARE EQUIPMENT & SERVICES	64,247,645

HOUSEHOLD & PERSONAL PRODUCTS - 2.0%
777,275		Procter & Gamble Co	48,999,416

		TOTAL HOUSEHOLD & PERSONAL PRODUCTS	48,999,416

INSURANCE - 5.7%
279,868		ACE Ltd	19,478,813
166,446		Aflac, Inc	8,027,691
322,924		Allstate Corp	9,316,357
72,513		Everest Re Group Ltd	6,192,610
659,514		Hartford Financial Services Group, Inc	11,554,685
488,750		Marsh & McLennan Cos, Inc	15,439,613
66,264		Max Capital Group Ltd	1,601,601
568,340		Metlife, Inc	20,079,451
62,847		PartnerRe Ltd	4,111,451
340,334		Prudential Financial, Inc	19,480,718
71,633		RenaissanceRe Holdings Ltd	5,237,089
296,389		Travelers Cos, Inc	17,279,479

		TOTAL INSURANCE	137,799,558

MATERIALS - 2.9%
139,704		Ashland, Inc	8,809,734
58,449		Cleveland-Cliffs, Inc	4,222,940
358,563		Dow Chemical Co	12,015,446
261,716	*	Georgia Gulf Corp	9,173,146
595,815	*	Louisiana-Pacific Corp	5,076,344
306,744		PolyOne Corp	4,423,248
379,000		Teijin Ltd	1,231,322
363,905	e	United States Steel Corp	10,986,292
197,238		Walter Energy, Inc	13,635,063

		TOTAL MATERIALS	69,573,535

MEDIA - 2.0%
636,847		DISH Network Corp (Class A)	17,780,768
384,633		News Corp (Class A)	7,242,639
69,790		Scripps Networks Interactive (Class A)	3,026,094
518,041		Walt Disney Co	20,151,796

		TOTAL MEDIA	48,201,297

TIAA-CREF FUNDS - Large-Cap Value Fund

SHARES		COMPANY	VALUE

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 9.5%
113,911		Amgen, Inc	$7,735,696
1,782,062	*	Biovitrum AB	4,657,429
96,255		Bristol-Myers Squibb Co	3,103,261
501,412		Johnson & Johnson	33,048,065
1,590,253		Merck & Co, Inc	60,843,080
328,134	*	Mylan Laboratories, Inc	6,808,781
3,291,760		Pfizer, Inc	70,443,664
605,546		Teva Pharmaceutical Industries Ltd (ADR)	27,328,291
334,226	*	Vanda Pharmaceuticals, Inc	1,654,419
278,688		Warner Chilcott plc	4,701,467
121,273	*	Watson Pharmaceuticals, Inc	7,110,236

		TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES	227,434,389

REAL ESTATE - 2.9%
37,426		Boston Properties, Inc	3,894,175
1,322,315		Chimera Investment Corp	4,019,838
127,657		General Growth Properties, Inc	2,014,427
591,579		Kimco Realty Corp	10,796,317
178,111		Potlatch Corp	5,435,948
4,788	*	Rouse Properties, Inc	59,180
102,176		SL Green Realty Corp	7,513,001
179,351		Starwood Property Trust, Inc	3,533,215
20,272		Vornado Realty Trust	1,639,599
915,967		Weyerhaeuser Co	18,337,659
2,253,000		Wharf Holdings Ltd	12,806,808

		TOTAL REAL ESTATE	70,050,167

RETAILING - 3.7%
28,709		Home Depot, Inc	1,274,393
663,717		JC Penney Co, Inc	27,577,442
2,080,000	e	Li & Fung Ltd	4,529,693
898,329		Lowe’s Companies, Inc	24,102,166
468,930		Target Corp	23,826,333
299,983	*	Urban Outfitters, Inc	7,949,550

		TOTAL RETAILING	89,259,577

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 3.9%
198,011		Avago Technologies Ltd	6,720,493
575,328	*,e	Freescale Semiconductor Holdings Ltd	9,187,988
1,103,841		Intel Corp	29,163,479
415,903	*	Lam Research Corp	17,713,309
961,405	*	ON Semiconductor Corp	8,364,224
1,310,636	*	RF Micro Devices, Inc	6,540,074
14,026,045		Solomon Systech International Ltd	332,610
458,893		Texas Instruments, Inc	14,858,955

		TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT	92,881,132

SOFTWARE & SERVICES - 3.6%
64,217	*	Alliance Data Systems Corp	7,115,244
816,877	*	AOL, Inc	13,241,576

TIAA-CREF FUNDS - Large-Cap Value Fund

SHARES		COMPANY	VALUE

118,982		DST Systems, Inc	$5,807,511
1,019,175	*	eBay, Inc	32,205,930
80,297	*,e	Sohu.com, Inc	4,787,307
237,833		Visa, Inc (Class A)	23,935,513

		TOTAL SOFTWARE & SERVICES	87,093,081

TECHNOLOGY HARDWARE & EQUIPMENT - 5.0%
1,896,383		Cisco Systems, Inc	37,225,998
929,252		Corning, Inc	11,959,473
1,554,622		Hewlett-Packard Co	43,498,324
450,000	e	Hitachi Ltd	2,503,277
839,113	*	JDS Uniphase Corp	10,648,344
465,270	*	Juniper Networks, Inc	9,738,101
94,871	*	SanDisk Corp	4,352,681

		TOTAL TECHNOLOGY HARDWARE & EQUIPMENT	119,926,198

TELECOMMUNICATION SERVICES - 4.6%
2,522,022		AT&T, Inc	74,172,666
190,063		CenturyTel, Inc	7,038,033
775,916		Verizon Communications, Inc	29,220,997

		TOTAL TELECOMMUNICATION SERVICES	110,431,696

TRANSPORTATION - 1.0%
321,757	*	Swift Transportation Co, Inc	3,709,858
361,882	*	UAL Corp	8,359,474
53,136		Union Pacific Corp	6,073,976
521,450		UTI Worldwide, Inc	7,764,391

		TOTAL TRANSPORTATION	25,907,699

UTILITIES - 4.6%
113,222		American Electric Power Co, Inc	4,479,062
497,714	*	Calpine Corp	7,266,624
410,669		Centerpoint Energy, Inc	7,585,056
22,696		Entergy Corp	1,574,648
892,959		Exelon Corp	35,521,910
217,755		FirstEnergy Corp	9,193,616
124,517		NextEra Energy, Inc	7,452,342
283,800		NV Energy, Inc	4,597,560
259,140		PG&E Corp	10,536,633
363,296		PPL Corp	10,095,996
3,070,204	*	RRI Energy, Inc	6,539,535
168,320	e	Utilities Select Sector SPDR Fund	5,837,337

		TOTAL UTILITIES	110,680,319

		TOTAL COMMON STOCKS	2,341,006,523

		(Cost $2,278,849,978)

TIAA-CREF FUNDS - Large-Cap Value Fund

PRINCIPAL	ISSURE	RATE	MATURITY DATE	VALUE

SHORT-TERM INVESTMENTS - 4.4%
TREASURY DEBT - 2.0%
$10,000,000	United States Treasury Bill	0.015%	05/17/12	$9,998,310
6,890,000	United States Treasury Bill	0.012%	03/29/12	6,889,782
30,000,000	United States Treasury Bill	0.036%	05/03/12	29,995,770

				46,883,862

SHARES		COMPANY

INVESTMENTS IN REGISTERED INVESTMENT COMPANIES - 2.4%
56,804,057	c	TIAA-CREF Short Term Lending Portfolio of the State Street
		Navigator Securities Lending Trust	56,804,057

		TOTAL INVESTMENTS IN REGISTERED INVESTMENT COMPANIES	56,804,057

		TOTAL SHORT-TERM INVESTMENTS	103,687,919

		(Cost $103,690,183)

		TOTAL INVESTMENTS - 101.9%	2,444,694,442
		(Cost $2,382,540,161)
		OTHER ASSETS & LIABILITIES, NET - (1.9)%	(45,090,599)

		NET ASSETS - 100.0%	$2,399,603,843

		Abbreviation(s):

	ADR	American Depositary Receipt
	SPDR	Standard & Poor’s Depository Receipts

*	Non-income producing.
c	Investments made with cash collateral received from securities on loan.
e	All or a portion of these securities are out on loan. The aggregate value of securities on loan is $55,288,930.

TIAA-CREF FUNDS - Mid-Cap Growth Fund

TIAA-CREF FUNDS
MID-CAP GROWTH FUND
SCHEDULE OF INVESTMENTS (unaudited)
January 31, 2012

SHARES		COMPANY	VALUE

COMMON STOCKS - 97.4%

AUTOMOBILES & COMPONENTS - 0.3%
125,000	*,e	Tesla Motors, Inc	$3,633,750

		TOTAL AUTOMOBILES & COMPONENTS	3,633,750

BANKS - 0.8%
773,890		CapitalSource, Inc	5,347,580
75,000	*	Signature Bank	4,361,250

		TOTAL BANKS	9,708,830

CAPITAL GOODS - 11.2%
179,009		Chicago Bridge & Iron Co NV (ADR)	7,622,204
151,738		Cooper Industries plc	8,970,751
117,270		Crane Co	5,628,960
46,659		Cummins, Inc	4,852,536
88,791		Flowserve Corp	9,782,104
61,728		Goodrich Corp	7,700,568
165,370	*	Jacobs Engineering Group, Inc	7,401,961
148,390		Joy Global, Inc	13,457,489
192,873		KBR, Inc	6,198,938
100,888	*	Middleby Corp	9,700,381
155,139	*	Owens Corning, Inc	5,235,941
173,235		Roper Industries, Inc	16,178,416
128,549	*	Sensata Technologies Holding BV	3,703,497
145,409		Snap-On, Inc	8,217,063
203,243		Timken Co	9,924,356
94,652	*	TransDigm Group, Inc	9,893,974
205,280		Trinity Industries, Inc	6,458,109

		TOTAL CAPITAL GOODS	140,927,248

COMMERCIAL & PROFESSIONAL SERVICES - 3.6%
137,968	*	Clean Harbors, Inc	8,754,070
95,000	*	IHS, Inc (Class A)	8,500,600
155,953	*	Portfolio Recovery Associates, Inc	10,129,147
72,263		Towers Watson & Co	4,321,327
328,073	*	Verisk Analytics, Inc	13,145,886

		TOTAL COMMERCIAL & PROFESSIONAL SERVICES	44,851,030

CONSUMER DURABLES & APPAREL - 5.3%
132,863		Coach, Inc	9,307,053
72,963	*	Deckers Outdoor Corp	5,899,059
52,890	*	Fossil, Inc	5,027,195
426,035	*	Iconix Brand Group, Inc	7,843,304
261,316		Jarden Corp	8,803,736
110,130		Polaris Industries, Inc	7,092,372
129,803	*,e	SodaStream International Ltd	4,957,177

TIAA-CREF FUNDS - Mid-Cap Growth Fund

SHARES		COMPANY	VALUE

103,774	*	Tempur-Pedic International, Inc	$6,922,764
172,009		Tupperware Corp	10,809,045

		TOTAL CONSUMER DURABLES & APPAREL	66,661,705

CONSUMER SERVICES - 2.0%
83,228		Carnival Corp	2,513,486
25,000	*	Chipotle Mexican Grill, Inc (Class A)	9,182,250
172,989		Darden Restaurants, Inc	7,935,005
136,766		Wyndham Worldwide Corp	5,437,816

		TOTAL CONSUMER SERVICES	25,068,557

DIVERSIFIED FINANCIALS - 4.1%
52,879	*	Affiliated Managers Group, Inc	5,314,868
358,752	*,e	Financial Engines, Inc	8,592,110
36,863	*	IntercontinentalExchange, Inc	4,220,076
461,486	e	iShares Russell Midcap Growth Index Fund	27,236,904
229,637		Lazard Ltd (Class A)	6,595,175

		TOTAL DIVERSIFIED FINANCIALS	51,959,133

ENERGY - 9.7%
795,732	*	Cobalt International Energy, Inc	15,946,469
189,096	*	Concho Resources, Inc	20,168,979
223,912	e	Crescent Point Energy Corp	10,240,954
767,048	*	Denbury Resources, Inc	14,466,525
825,000		El Paso Corp	22,167,751
173,499	*	Laredo Petroleum Holdings, Inc	3,844,738
175,000		Peabody Energy Corp	5,965,750
117,786		Saipem S.p.A.	5,525,345
123,913		Schlumberger Ltd	9,314,540
443,291	*,e	Solazyme, Inc	5,151,041
369,927		Tullow Oil plc	8,125,407

		TOTAL ENERGY	120,917,499

FOOD & STAPLES RETAILING - 0.8%
141,928		Whole Foods Market, Inc	10,506,930

		TOTAL FOOD & STAPLES RETAILING	10,506,930

FOOD, BEVERAGE & TOBACCO - 4.3%
346,141		Coca-Cola Enterprises, Inc	9,273,117
176,079		Corn Products International, Inc	9,770,623
140,000	e	Diamond Foods, Inc	5,087,600
114,346	*,e	Green Mountain Coffee Roasters, Inc	6,099,216
71,898		Lorillard, Inc	7,721,126
60,215	*	Monster Beverage Corp	6,293,070
109,355		Remy Cointreau S.A.	9,646,309

		TOTAL FOOD, BEVERAGE & TOBACCO	53,891,061

HEALTH CARE EQUIPMENT & SERVICES - 7.5%
96,905	*	Air Methods Corp	8,169,092
167,204		AmerisourceBergen Corp	6,515,940
109,769	*	Cerner Corp	6,683,834

TIAA-CREF FUNDS - Mid-Cap Growth Fund

SHARES		COMPANY	VALUE

125,065	*	DaVita, Inc	$10,231,567
153,657	*	Edwards Lifesciences Corp	12,702,824
357,747	*	Hanger Orthopedic Group, Inc	7,008,264
75,012		Humana, Inc	6,677,568
29,174	*	Intuitive Surgical, Inc	13,417,415
115,000	*	Inverness Medical Innovations, Inc	2,777,250
105,117	*	Pediatrix Medical Group, Inc	7,486,433
142,215	*	Sirona Dental Systems, Inc	6,876,095
145,553	*	Thoratec Corp	4,279,258
147,305	*,e	Zeltiq Aesthetics, Inc	1,767,660

		TOTAL HEALTH CARE EQUIPMENT & SERVICES	94,593,200

HOUSEHOLD & PERSONAL PRODUCTS - 1.3%
138,742		Estee Lauder Cos (Class A)	8,037,324
147,664		Herbalife Ltd	8,546,792

		TOTAL HOUSEHOLD & PERSONAL PRODUCTS	16,584,116

MATERIALS - 7.1%
95,000		Airgas, Inc	7,498,350
154,049		Ashland, Inc	9,714,330
116,416		Barrick Gold Corp	5,734,652
600,000	*	Calgon Carbon Corp	9,804,000
125,000		Celanese Corp (Series A)	6,088,750
68,325		CF Industries Holdings, Inc	12,119,488
96,009		Cleveland-Cliffs, Inc	6,936,650
181,130		Cytec Industries, Inc	9,031,142
131,205		Eastman Chemical Co	6,602,236
150,000		Ecolab, Inc	9,066,000
35,457	*	US Silica Holdings Inc	602,769
79,389		Walter Energy, Inc	5,488,162

		TOTAL MATERIALS	88,686,529

MEDIA - 1.0%
153,265	*,e	Imax Corp	3,174,118
962,598		Interpublic Group of Cos, Inc	9,943,637

		TOTAL MEDIA	13,117,755

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 5.3%
376,938	*	Agilent Technologies, Inc	16,008,556
190,614	*	Alexion Pharmaceuticals, Inc	14,631,531
79,129	*	Illumina, Inc	4,095,717
112,664	*	Life Technologies Corp	5,456,318
142,443		Perrigo Co	13,617,550
29,667		Shire plc (ADR)	2,952,460
156,277	*	Watson Pharmaceuticals, Inc	9,162,521

		TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES	65,924,653

REAL ESTATE - 1.3%
110,000		Boston Properties, Inc	11,445,499
35,946		Public Storage, Inc	4,991,462

		TOTAL REAL ESTATE	16,436,961

TIAA-CREF FUNDS - Mid-Cap Growth Fund

SHARES		COMPANY	VALUE

RETAILING - 10.0%
17,737	*	Autozone, Inc	$6,170,348
258,031	*	Bed Bath & Beyond, Inc	15,662,482
195,207		Dick’s Sporting Goods, Inc	8,044,480
59,925	*	Dollar Tree, Inc	5,082,239
161,539	*,e	HomeAway, Inc	4,368,015
382,292	*	LKQ Corp	12,462,719
143,220		Macy’s, Inc	4,825,082
75,772	*,e	Mattress Firm Holding Corp	2,502,749
138,038		Monro Muffler, Inc	5,789,314
50,438		Nordstrom, Inc	2,490,628
101,577	*	O’Reilly Automotive, Inc	8,279,541
122,760		Petsmart, Inc	6,533,287
606,728	*	Sally Beauty Holdings, Inc	12,510,731
15,263	*	Select Comfort Corp	382,796
151,927	*,e	Shutterfly, Inc	3,603,708
128,575		Signet Jewelers Ltd	5,860,449
105,000		Tractor Supply Co	8,480,850
159,478	*	Ulta Salon Cosmetics & Fragrance, Inc	12,155,413

		TOTAL RETAILING	125,204,831

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 2.3%
239,773		Avago Technologies Ltd	8,137,896
277,248	*	Cavium Networks, Inc	8,910,750
235,000	*	Intermolecular, Inc	1,978,700
624,606	*	Micron Technology, Inc	4,740,760
205,528	*	Skyworks Solutions, Inc	4,435,294

		TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT	28,203,400

SOFTWARE & SERVICES - 16.1%
70,314	*	Alliance Data Systems Corp	7,790,791
253,547	*,e	Ancestry.com, Inc	7,504,991
223,539	*	Ansys, Inc	13,521,874
239,610	*	Ariba, Inc	6,541,353
200,904	*	BMC Software, Inc	7,280,761
218,127	*	Cardtronics, Inc	5,573,145
82,754	*	Check Point Software Technologies	4,658,223
207,895	*	Citrix Systems, Inc	13,556,833
166,808	*	Commvault Systems, Inc	7,839,976
168,842	*	Electronic Arts, Inc	3,135,396
40,500	*	Equinix, Inc	4,858,380
390,914	*	Fortinet, Inc	8,916,748
215,000		Intuit, Inc	12,134,600
54,307	*,e	LinkedIn Corp	3,918,250
48,121	*	MicroStrategy, Inc (Class A)	5,539,690
300,857	*	Nuance Communications, Inc	8,580,442
281,231	*	QLIK Technologies, Inc	7,930,714
153,403	*	Rackspace Hosting, Inc	6,659,224
170,774	*	Red Hat, Inc	7,918,790
68,086	*	Rovi Corp	2,184,880
279,656	*,e	ServiceSource International LLC	4,731,780

TIAA-CREF FUNDS - Mid-Cap Growth Fund

SHARES		COMPANY	VALUE

229,285	*,e	Sourcefire, Inc	$7,112,421
334,762	*	SuccessFactors, Inc	13,323,528
188,724	*	Tangoe, Inc	2,736,498
142,268	*	Teradata Corp	7,619,874
204,410	*	VeriFone Systems, Inc	8,728,307
180,000	*	Verint Systems, Inc	5,095,800
254,126	*,e	Yandex NV	5,176,547

		TOTAL SOFTWARE & SERVICES	200,569,816

TECHNOLOGY HARDWARE & EQUIPMENT - 1.7%
31,483	*	Acme Packet, Inc	920,248
123,627	*	SanDisk Corp	5,672,007
187,244	*	Trimble Navigation Ltd	8,768,636
114,463	*,e	Universal Display Corp	4,820,037

		TOTAL TECHNOLOGY HARDWARE & EQUIPMENT	20,180,928

TELECOMMUNICATION SERVICES - 1.1%
136,692		American Tower Corp	8,681,309
538,554	*,e	Velti Plc	4,712,348

		TOTAL TELECOMMUNICATION SERVICES	13,393,657

TRANSPORTATION - 0.6%
158,409	*	Atlas Air Worldwide Holdings, Inc	7,545,813

		TOTAL TRANSPORTATION	7,545,813

		TOTAL COMMON STOCKS	1,218,567,402

		(Cost $1,025,943,311)

PRINCIPAL		ISSUER	RATE	MATURITY DATE

SHORT-TERM INVESTMENTS - 7.4%
TREASURY DEBT - 0.2%
$ 2,765,000		United States Treasury Bill	0.036%	05/03/12	2,764,610

					2,764,610

SHARES		COMPANY

INVESTMENTS IN REGISTERED INVESTMENT COMPANIES - 7.2%
89,968,752	a,c	TIAA-CREF Short Term Lending Portfolio of the State Street
		Navigator Securities Lending Trust			89,968,752

		TOTAL INVESTMENTS IN REGISTERED INVESTMENT COMPANIES			89,968,752

		TOTAL SHORT-TERM INVESTMENTS			92,733,362

		(Cost $92,733,469)

		TOTAL INVESTMENTS - 104.8%			1,311,300,764
		(Cost $1,118,676,780)
		OTHER ASSETS & LIABILITIES, NET - (4.8)%			(59,900,431)

		NET ASSETS - 100.0%			$1,251,400,333

		Abbreviation(s):
		ADR American Depositary Receipt

	*	Non-income producing.
	a	Affiliated holding.
	c	Investments made with cash collateral received from securities on loan.
	e	All or a portion of these securities are out on loan. The aggregate value of securities on loan is $87,493,580.

TIAA-CREF FUNDS - Mid-Cap Value Fund

TIAA-CREF FUNDS
MID-CAP VALUE FUND
SCHEDULE OF INVESTMENTS (unaudited)
January 31, 2012

SHARES		COMPANY	VALUE

COMMON STOCKS - 96.7%

AUTOMOBILES & COMPONENTS - 1.7%
213,542		Autoliv, Inc	$13,472,365
359,325		Cooper Tire & Rubber Co	5,411,435
177,191	*	General Motors Co	4,256,128
275,141		Lear Corp	11,528,408
138,597	e	Magna International, Inc - Class A (NY)	5,729,600
139,624	*	TRW Automotive Holdings Corp	5,238,692

		TOTAL AUTOMOBILES & COMPONENTS	45,636,628

BANKS - 4.2%
378,916	*	CIT Group, Inc	14,451,856
210,000		Comerica, Inc	5,810,700
74,630		Cullen/Frost Bankers, Inc	4,154,652
1,750,000		Fifth Third Bancorp	22,767,500
1,029,724		First Horizon National Corp	8,989,491
4,260,570		Huntington Bancshares, Inc	24,327,854
172,000		M&T Bank Corp	13,715,280
181,000		PNC Financial Services Group, Inc	10,664,520
398,382		TCF Financial Corp	3,999,755
237,155	e	Valley National Bancorp	2,826,888
475,000		Zions Bancorporation	7,999,000

		TOTAL BANKS	119,707,496

CAPITAL GOODS - 8.1%
153,997	*	Aecom Technology Corp	3,524,991
120,000	*	AGCO Corp	6,111,600
225,862	e	Armstrong World Industries, Inc	10,547,755
204,971	*	Babcock & Wilcox Co	5,093,529
278,551		Chicago Bridge & Iron Co NV (ADR)	11,860,702
215,484		Cooper Industries plc	12,739,414
15,000		Cummins, Inc	1,560,000
150,000		Eaton Corp	7,354,500
183,950		Exelis, Inc	1,837,661
82,132	*	Fortune Brands Home & Security, Inc	1,525,191
110,000		Goodrich Corp	13,722,499
268,041		Harsco Corp	5,958,551
104,000		Hubbell, Inc (Class B)	7,483,840
304,831		Ingersoll-Rand plc	10,650,795
91,974		ITT Corp	1,999,515
494,034		KBR, Inc	15,878,253
777,842		Masco Corp	9,388,553
43,094	*	Owens Corning, Inc	1,454,423
52,398		Pall Corp	3,127,113
54,412		Parker Hannifin Corp	4,389,960
157,671		Pentair, Inc	5,805,446

TIAA-CREF FUNDS - Mid-Cap Value Fund

SHARES		COMPANY	VALUE

70,000		Precision Castparts Corp	$11,457,600
193,410		Rockwell Collins, Inc	11,196,505
300,000	*	Spirit Aerosystems Holdings, Inc (Class A)	6,822,000
60,000		SPX Corp	4,177,800
236,128		Stanley Works	16,571,463
434,449		Textron, Inc	11,069,761
200,000		Trinity Industries, Inc	6,292,000
220,945	*	WABCO Holdings, Inc	11,455,998
40,000		Westinghouse Air Brake Technologies Corp	2,751,600
183,950		Xylem, Inc	4,766,145

		TOTAL CAPITAL GOODS	228,575,163

COMMERCIAL & PROFESSIONAL SERVICES - 0.5%
445,000		Republic Services, Inc	13,029,600

		TOTAL COMMERCIAL & PROFESSIONAL SERVICES	13,029,600

CONSUMER DURABLES & APPAREL - 3.4%
960,000		DR Horton, Inc	13,363,200
297,726	*	Hanesbrands, Inc	7,324,060
573,087		Jarden Corp	19,307,301
165,000	*	Mohawk Industries, Inc	10,091,400
392,995		Newell Rubbermaid, Inc	7,258,618
8,006	*	NVR, Inc	5,550,160
410,657	e	Ryland Group, Inc	7,473,957
140,000	*	Tempur-Pedic International, Inc	9,339,400
123,197		VF Corp	16,199,173

		TOTAL CONSUMER DURABLES & APPAREL	95,907,269

CONSUMER SERVICES - 0.6%
137,658		Darden Restaurants, Inc	6,314,373
117,411	*	Penn National Gaming, Inc	4,806,806
86,238		Starwood Hotels & Resorts Worldwide, Inc	4,677,549

		TOTAL CONSUMER SERVICES	15,798,728

DIVERSIFIED FINANCIALS - 2.8%
359,325		Ameriprise Financial, Inc	19,241,854
138,757		Capital One Financial Corp	6,348,133
1,436,993		Discover Financial Services	39,057,469
320,210	*	E*Trade Financial Corp	2,622,520
1,026,643		Janus Capital Group, Inc	8,079,680
181,453		TD Ameritrade Holding Corp	2,923,208

		TOTAL DIVERSIFIED FINANCIALS	78,272,864

ENERGY - 9.5%
168,181		Anadarko Petroleum Corp	13,575,570
97,531		Baker Hughes, Inc	4,791,698
57,813		Berry Petroleum Co (Class A)	2,602,163
241,762		Cabot Oil & Gas Corp	7,712,208
141,677	*	Cameron International Corp	7,537,216
468,000		Capital Product Partners LP	3,673,800
262,785	*	Cobalt International Energy, Inc	5,266,211

TIAA-CREF FUNDS - Mid-Cap Value Fund

SHARES		COMPANY	VALUE

155,568	*	Concho Resources, Inc	$16,592,883
184,795		Consol Energy, Inc	6,604,573
157,671	e	Crescent Point Energy Corp	7,211,321
194,460	*	Denbury Resources, Inc	3,667,516
120,881	*	Dril-Quip, Inc	7,974,520
720,000		El Paso Corp	19,346,400
273,295		Ensco International plc (ADR)	14,386,249
273,295		Equitable Resources, Inc	13,806,863
153,466	*	FMC Technologies, Inc	7,843,647
276,591	*	Forest Oil Corp	3,595,683
405,442	*	Laredo Petroleum Holdings, Inc	8,984,595
388,922	*	McDermott International, Inc	4,729,292
222,841		Noble Energy, Inc	22,433,403
210,228		Oceaneering International, Inc	10,214,979
47,301		Pioneer Natural Resources Co	4,696,989
194,460	*	Plains Exploration & Production Co	7,335,031
53,386		Questar Market Resources, Inc	1,528,975
504,546	*	Rowan Cos, Inc	17,159,608
250,000		Southern Union Co	10,842,500
873,322		Spectra Energy Corp	27,500,911
1,138,065	*,e	Vantage Drilling Co	1,411,201
143,730		Williams Cos, Inc	4,142,299
47,910	*	WPX Energy, Inc	789,557

		TOTAL ENERGY	267,957,861

FOOD & STAPLES RETAILING - 0.2%
265,000		Kroger Co	6,296,400

		TOTAL FOOD & STAPLES RETAILING	6,296,400

FOOD, BEVERAGE & TOBACCO - 6.0%
405,470		ConAgra Foods, Inc	10,813,885
259,917		Corn Products International, Inc	14,422,794
228,727		H.J. Heinz Co	11,859,495
103,967		Hershey Co	6,350,304
280,710		Hormel Foods Corp	8,078,834
320,218		Lorillard, Inc	34,388,211
320,680		Mead Johnson Nutrition Co	23,759,181
83,173	*	Ralcorp Holdings, Inc	7,273,479
348,289		Reynolds American, Inc	13,663,377
301,504	e	Sanderson Farms, Inc	15,358,614
727,768	*	Smithfield Foods, Inc	16,251,059
259,917		Tyson Foods, Inc (Class A)	4,844,853
310,000	*	Westway Group, Inc	1,736,000

		TOTAL FOOD, BEVERAGE & TOBACCO	168,800,086

HEALTH CARE EQUIPMENT & SERVICES - 4.8%
1,330,775	*	Boston Scientific Corp	7,931,419
395,000		Cigna Corp	17,707,850
111,244	*	DaVita, Inc	9,100,872
207,000	*	Edwards Lifesciences Corp	17,112,690
430,000	*	Health Net, Inc	16,228,200
514,636	*	Healthsouth Corp	9,927,328

TIAA-CREF FUNDS - Mid-Cap Value Fund

SHARES		COMPANY	VALUE

831,735	*	Hologic, Inc	$16,959,077
275,000		Humana, Inc	24,480,500
170,000	*	PSS World Medical, Inc	4,125,900
600,000		Universal American Corp	6,594,000
124,760		Universal Health Services, Inc (Class B)	5,151,340

		TOTAL HEALTH CARE EQUIPMENT & SERVICES	135,319,176

HOUSEHOLD & PERSONAL PRODUCTS - 0.5%
166,347		Nu Skin Enterprises, Inc (Class A)	8,309,033
125,000		Reckitt Benckiser Group plc	6,659,122

		TOTAL HOUSEHOLD & PERSONAL PRODUCTS	14,968,155

INSURANCE - 9.1%
261,506		ACE Ltd	18,200,818
564,963		AON Corp	27,361,157
448,294	*	Arch Capital Group Ltd	16,160,999
151,567		Aspen Insurance Holdings Ltd	4,025,620
320,210		Assurant, Inc	12,680,316
272,180		Axis Capital Holdings Ltd	8,377,700
124,213		Cincinnati Financial Corp	4,059,281
128,084		Everest Re Group Ltd	10,938,374
109,938		Hanover Insurance Group, Inc	3,997,346
749,449		Hartford Financial Services Group, Inc	13,130,346
865,958		Marsh & McLennan Cos, Inc	27,355,613
384,253		Max Capital Group Ltd	9,287,395
207,070		PartnerRe Ltd	13,546,519
234,821		Principal Financial Group	6,412,962
448,294		Progressive Corp	9,091,402
251,900		Prudential Financial, Inc	14,418,756
248,697		RenaissanceRe Holdings Ltd	18,182,238
752,495		UnumProvident Corp	17,179,461
136,757		Validus Holdings Ltd	4,385,797
1,024,674		XL Capital Ltd	20,770,142

		TOTAL INSURANCE	259,562,242

MATERIALS - 6.1%
373,154		Ashland, Inc	23,531,091
346,875	*	Calgon Carbon Corp	5,667,938
260,795		Christian Hansen Holding	6,398,462
160,000		Cleveland-Cliffs, Inc	11,560,000
354,556	*	Crown Holdings, Inc	12,788,835
329,358		Cytec Industries, Inc	16,421,790
105,113		Eastman Chemical Co	5,289,286
819,887	*	Ferro Corp	5,542,436
66,731		FMC Corp	6,184,629
146,304		MeadWestvaco Corp	4,307,190
138,597		Schnitzer Steel Industries, Inc (Class A)	6,046,987
146,716		Schweitzer-Mauduit International, Inc	10,201,163
346,371	*	Solutia, Inc	9,525,203
479,230		Temple-Inland, Inc	15,282,645
662,185	*	WR Grace & Co	35,453,385

		TOTAL MATERIALS	174,201,040

TIAA-CREF FUNDS - Mid-Cap Value Fund

SHARES		COMPANY	VALUE

MEDIA - 3.4%
450,000		Cablevision Systems Corp (Class A)	$6,547,500
1,000,000		CBS Corp (Class B)	28,480,000
854,820		DISH Network Corp (Class A)	23,866,574
1,950,000		Interpublic Group of Cos, Inc	20,143,500
126,137	*	Liberty Global, Inc (Class A)	5,787,166
599,149		Pearson plc	11,094,014

		TOTAL MEDIA	95,918,754

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 1.9%
730,000	*	Biovitrum AB	1,907,859
140,973	*	Bruker BioSciences Corp	2,001,817
259,917	*	Mylan Laboratories, Inc	5,393,278
483,446		PerkinElmer, Inc	11,593,035
186,101		Shire plc (ADR)	18,520,771
200,000	*	Watson Pharmaceuticals, Inc	11,726,000

		TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES	51,142,760

REAL ESTATE - 10.7%
533,855		AMB Property Corp	16,928,542
309,537		American Assets Trust,Inc	6,853,149
1,103,915		Annaly Capital Management, Inc	18,589,929
264,707		Boston Properties, Inc	27,542,762
532,549		Brookfield Office Properties, Inc	9,218,423
2,391,338		Chimera Investment Corp	7,269,668
392,791		Equity Residential	23,390,704
80,053		Essex Property Trust, Inc	11,527,632
266,842	*	Forestar Real Estate Group, Inc	4,248,125
821,315		General Growth Properties, Inc	12,960,351
944,511		Host Marriott Corp	15,508,871
346,894		Kilroy Realty Corp	14,441,197
718,650		Kimco Realty Corp	13,115,363
224,147		Macerich Co	12,171,182
122,748		Plum Creek Timber Co, Inc	4,760,167
100,218		Public Storage, Inc	13,916,271
141,904		Rayonier, Inc	6,489,270
153,997		Regency Centers Corp	6,363,156
30,807	*	Rouse Properties, Inc	380,775
147,297		SL Green Realty Corp	10,830,748
143,730		Tanger Factory Outlet Centers, Inc	4,240,035
164,262		Taubman Centers, Inc	11,010,482
307,993		Ventas, Inc	17,959,072
282,853		Vornado Realty Trust	22,877,151
513,322		Weingarten Realty Investors	12,458,325

		TOTAL REAL ESTATE	305,051,350

RETAILING - 3.8%
202,800	e	Barnes & Noble, Inc	2,447,796
587,053		Foot Locker, Inc	15,404,271
352,232	*,e	GameStop Corp (Class A)	8,228,140
893,467	*	Liberty Media Holding Corp (Interactive A)	15,296,155

TIAA-CREF FUNDS - Mid-Cap Value Fund

SHARES		COMPANY	VALUE

480,316		Limited Brands, Inc	$20,106,027
757,832		Macy’s, Inc	25,531,360
71,865		Nordstrom, Inc	3,548,694
212,329		TJX Companies, Inc	14,468,098
133,464		Williams-Sonoma, Inc	4,786,019

		TOTAL RETAILING	109,816,560

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 2.4%
107,797		Analog Devices, Inc	4,218,097
282,327		Avago Technologies Ltd	9,582,178
811,048	*	Fairchild Semiconductor International, Inc	11,338,451
906,451	*	LSI Logic Corp	6,861,834
872,647	*	Marvell Technology Group Ltd	13,552,207
204,544		Maxim Integrated Products, Inc	5,489,961
1,384,900	*	Micron Technology, Inc	10,511,391
431,190	*	Teradyne, Inc	7,049,957

		TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT	68,604,076

SOFTWARE & SERVICES - 3.0%
61,907	*,e	Alliance Data Systems Corp	6,859,296
225,862	*	BMC Software, Inc	8,185,239
586,727		CA, Inc	15,125,822
117,411	*	CACI International, Inc (Class A)	6,890,852
533,683		Earthlink, Inc	3,847,854
304,201		IAC/InterActiveCorp	13,101,938
523,010	*	Symantec Corp	8,990,542
178,250	*	Teradata Corp	9,547,069
409,870		Western Union Co	7,828,517
410,126	*	Yahoo!, Inc	6,344,649

		TOTAL SOFTWARE & SERVICES	86,721,778

TECHNOLOGY HARDWARE & EQUIPMENT - 2.3%
155,835	*	Arrow Electronics, Inc	6,434,427
2,155,951	*	Brocade Communications Systems, Inc	12,094,885
159,131	*	SanDisk Corp	7,300,930
590,000		Seagate Technology, Inc	12,472,600
359,325		Tyco Electronics Ltd	12,252,983
1,878,758		Xerox Corp	14,560,375

		TOTAL TECHNOLOGY HARDWARE & EQUIPMENT	65,116,200

TELECOMMUNICATION SERVICES - 0.3%
215,484		CenturyTel, Inc	7,979,373
728,261	*	Vonage Holdings Corp	1,842,500

		TOTAL TELECOMMUNICATION SERVICES	9,821,873

TRANSPORTATION - 1.9%
150,313	*	Alaska Air Group, Inc	11,443,329
215,484		Con-Way, Inc	6,839,462
230,000	e	Costamare, Inc	3,346,500
290,000		CSX Corp	6,539,500
31,534		FedEx Corp	2,885,046

TIAA-CREF FUNDS - Mid-Cap Value Fund

SHARES		COMPANY	VALUE

136,648	*	Kansas City Southern Industries, Inc	$9,379,519
10,000		Norfolk Southern Corp	722,000
656,962	*	UAL Corp	15,175,822

		TOTAL TRANSPORTATION	56,331,178

UTILITIES - 9.5%
245,000		American Water Works Co, Inc	8,263,850
740,000	*	Calpine Corp	10,804,000
1,049,025		Centerpoint Energy, Inc	19,375,492
450,000		CMS Energy Corp	9,823,500
577,016		Constellation Energy Group, Inc	21,020,693
255,000		DTE Energy Co	13,568,550
478,792		Edison International	19,649,624
70,724		National Fuel Gas Co	3,556,003
842,132		NiSource, Inc	19,141,660
130,000		Northeast Utilities	4,517,500
375,000		NorthWestern Corp	13,177,500
510,000	*	NRG Energy, Inc	8,608,800
467,851		NV Energy, Inc	7,579,186
160,000		PG&E Corp	6,505,600
764,156		PPL Corp	21,235,896
389,876		Progress Energy, Inc	21,181,963
347,788		Public Service Enterprise Group, Inc	10,551,888
231,250		Questar Corp	4,458,500
1,550,000	*	RRI Energy, Inc	3,301,500
317,099		Sempra Energy	18,042,933
151,956		UIL Holdings Corp	5,254,638
753,760		Xcel Energy, Inc	20,050,016

		TOTAL UTILITIES	269,669,292

		TOTAL COMMON STOCKS	2,742,226,529

		(Cost $2,322,899,288)

PRINCIPAL	ISSUER	RATE	MATURITY DATE

SHORT-TERM INVESTMENTS - 4.1%
TREASURY DEBT - 2.6%
$ 60,000,000	United States Treasury Bill	0.037%	05/03/12	59,991,540
15,000,000	United States Treasury Bill	0.002%	02/09/12	14,999,908

				74,991,448

SHARES		COMPANY

INVESTMENTS IN REGISTERED INVESTMENT COMPANIES - 1.5%
43,387,664	c	TIAA-CREF Short Term Lending Portfolio of the State Street
		Navigator Securities Lending Trust	43,387,664

		TOTAL INVESTMENTS IN REGISTERED INVESTMENT COMPANIES	43,387,664

		TOTAL SHORT-TERM INVESTMENTS	118,379,112

		(Cost $118,381,388)

		TOTAL INVESTMENTS - 100.8%	2,860,605,641
		(Cost $2,441,280,676)
		OTHER ASSETS & LIABILITIES, NET - (0.8)%	(23,513,898)

		NET ASSETS - 100.0%	$2,837,091,743

TIAA-CREF FUNDS - Mid-Cap Value Fund

Abbreviation(s):
ADR American Depositary Receipt

*	Non-income producing.
c	Investments made with cash collateral received from securities on loan.
e	All or a portion of these securities are out on loan. The aggregate value of securities on loan is $42,199,645.

TIAA-CREF FUNDS - Small-Cap Equity Fund

TIAA-CREF FUNDS
SMALL-CAP EQUITY FUND
SCHEDULE OF INVESTMENTS (unaudited)
January 31, 2012

SHARES		COMPANY	VALUE

COMMON STOCKS - 99.5%

AUTOMOBILES & COMPONENTS - 1.0%
301,300	*	American Axle & Manufacturing Holdings, Inc	$3,633,678
598,151	*	Dana Holding Corp	8,882,542
124,986		Superior Industries International, Inc	2,270,996
93,310	*	Tower International, Inc	1,065,600

		TOTAL AUTOMOBILES & COMPONENTS	15,852,816

BANKS - 6.3%
20,000		1st Source Corp	500,800
33,800		Berkshire Hills Bancorp, Inc	764,556
253,708		Brookline Bancorp, Inc	2,351,873
10,700	e	Century Bancorp, Inc	303,666
51,500		Chemical Financial Corp	1,165,445
30,800	e	City Holding Co	1,094,632
135,420		Columbia Banking System, Inc	2,843,820
42,118		Community Bank System, Inc	1,152,348
72,043		Dime Community Bancshares	992,753
237,632		East West Bancorp, Inc	5,218,399
5,279		First Defiance Financial Corp	81,719
234,647		First Financial Bancorp	4,078,165
101,971	e	First Financial Bankshares, Inc	3,475,172
27,100		First Interstate Bancsystem, Inc	372,896
184,600	*	First Republic Bank	5,534,308
170,741		FirstMerit Corp	2,678,926
48,100		FNB Corp	563,732
92,002		Hancock Holding Co	3,054,466
29,592	e	Independent Bank Corp	820,882
107,679		International Bancshares Corp	2,069,590
103,498		National Penn Bancshares, Inc	899,398
61,650		NBT Bancorp, Inc	1,387,125
62,260		Northwest Bancshares, Inc	767,043
168,200		Oritani Financial Corp	2,181,554
225,600		PrivateBancorp, Inc	3,189,984
110,593		Prosperity Bancshares, Inc	4,590,715
280,298		Provident Financial Services, Inc	3,879,324
435,700	e	Radian Group, Inc	1,198,175
20,416	*	Signature Bank	1,187,190
44,047		Simmons First National Corp (Class A)	1,213,495
68,757		Sterling Bancorp	656,629
169,615	*	SVB Financial Group	9,844,456
30,100	e	Trico Bancshares	449,694
136,036		UMB Financial Corp	5,248,269
449,360		Umpqua Holdings Corp	5,468,711
26,700	e	United Bankshares, Inc	745,197
44,108		United Financial Bancorp, Inc	711,903

TIAA-CREF FUNDS - Small-Cap Equity Fund

SHARES		COMPANY	VALUE

140,500		Webster Financial Corp	$2,978,600
449,060	*	Western Alliance Bancorp	3,587,989
125,727	e	Wintrust Financial Corp	3,853,533

		TOTAL BANKS	93,157,132

CAPITAL GOODS - 9.7%
306,100		Actuant Corp (Class A)	7,759,635
46,579		Alamo Group, Inc	1,355,449
45,269		Ampco-Pittsburgh Corp	971,020
72,088	*	Astec Industries, Inc	2,438,016
203,673		Barnes Group, Inc	5,150,890
57,409	*	Beacon Roofing Supply, Inc	1,312,370
163,332		Belden CDT, Inc	6,404,247
110,869		Brady Corp (Class A)	3,588,830
38,756		Briggs & Stratton Corp	604,981
86,460		Cascade Corp	4,912,657
123,817	*	Ceradyne, Inc	4,097,105
146,194	*,e	Colfax Corp	4,438,450
48,802		Cubic Corp	2,256,604
208,806		Curtiss-Wright Corp	7,800,993
88,893	*	DXP Enterprises, Inc	2,998,361
128,525	*	Dycom Industries, Inc	2,746,579
246,870	d	EMCOR Group, Inc	7,117,263
145,800	*	EnerSys	4,225,284
141,503	*	EnPro Industries, Inc	4,996,471
79,815		Franklin Electric Co, Inc	3,995,539
285,915	*,e	GenCorp, Inc	1,569,673
126,600		Granite Construction, Inc	3,371,358
123,287	e	Heico Corp	6,854,757
114,133	*	Kadant, Inc	2,768,867
68,000		Kennametal, Inc	2,931,480
59,790	*	Layne Christensen Co	1,388,922
40,440		LB Foster Co (Class A)	1,207,134
65,000		Lindsay Manufacturing Co	3,973,450
102,909	*	Moog, Inc (Class A)	4,385,982
39,381		Nacco Industries, Inc (Class A)	4,024,738
248,567	*	NCI Building Systems, Inc	2,910,720
119,662	*	Orbital Sciences Corp	1,733,902
75,498		Primoris Services Corp	1,201,173
127,800	*	Sauer-Danfoss, Inc	6,441,120
1,154		Seaboard Corp	2,240,514
99,019		Standex International Corp	3,969,672
97,028	*	Sterling Construction Co, Inc	1,165,306
111,200		Triumph Group, Inc	6,957,784
199,900	*,e	United Rentals, Inc	7,644,176

		TOTAL CAPITAL GOODS	145,911,472

COMMERCIAL & PROFESSIONAL SERVICES - 3.7%
193,100	*	Acacia Research (Acacia Technologies)	7,947,995
149,057		Administaff, Inc	4,176,577
59,446	*	Advisory Board Co	4,534,541
264,262		Brink’s Co	7,449,546

TIAA-CREF FUNDS - Small-Cap Equity Fund

SHARES		COMPANY	VALUE

94,300	*	Clean Harbors, Inc	$5,983,335
65,153	*	Consolidated Graphics, Inc	3,309,121
96,809		Corporate Executive Board Co	3,807,498
53,569	*	Exponent, Inc	2,616,846
158,900	*	Korn/Ferry International	2,610,727
364,816		Steelcase, Inc (Class A)	3,177,547
170,890	*	SYKES Enterprises, Inc	2,995,702
194,617	*	Tetra Tech, Inc	4,501,491
218,950	*	TrueBlue, Inc	3,614,865

		TOTAL COMMERCIAL & PROFESSIONAL SERVICES	56,725,791

CONSUMER DURABLES & APPAREL - 3.2%
110,937	*	Arctic Cat, Inc	3,310,360
27,670		Blyth, Inc	1,741,827
221,233	*	CROCS, Inc	4,207,852
99,353	*	Helen of Troy Ltd	3,196,186
117,618	*,e	iRobot Corp	3,886,098
97,475	e	Jakks Pacific, Inc	1,489,418
401,400	e	KB Home	3,620,628
80,577	*	Kenneth Cole Productions, Inc (Class A)	990,291
137,300	*	La-Z-Boy, Inc	1,809,614
264,000	*,e	Liz Claiborne, Inc	2,455,200
56,848		Oxford Industries, Inc	2,895,269
36,800		Polaris Industries, Inc	2,369,920
298,700	*	Quiksilver, Inc	1,332,202
109,100		Ryland Group, Inc	1,985,620
38,259		Sturm Ruger & Co, Inc	1,516,969
41,700	*	Tempur-Pedic International, Inc	2,781,807
45,400	*	Toll Brothers, Inc	990,174
182,180	*	True Religion Apparel, Inc	6,602,203
12,401	*	Warnaco Group, Inc	722,358

		TOTAL CONSUMER DURABLES & APPAREL	47,903,996

CONSUMER SERVICES - 2.8%
53,297	*	American Public Education, Inc	2,142,539
279,289		Ameristar Casinos, Inc	5,462,893
122,200	*,e	Bridgepoint Education, Inc	3,004,898
54,985	*,e	Capella Education Co	2,327,515
63,519		CEC Entertainment, Inc	2,233,963
168,874	*	Cheesecake Factory	4,995,293
83,600	*,e	Coinstar, Inc	4,157,428
30,300	*	Domino’s Pizza, Inc	989,295
87,482	*	Papa John’s International, Inc	3,389,053
81,966		PF Chang’s China Bistro, Inc	2,668,813
146,600		Sotheby’s (Class A)	4,915,498
4,192	*	Steak N Shake Co	1,659,780
30,200	e	Strayer Education, Inc	3,285,760
118,321		Universal Technical Institute, Inc	1,650,578

		TOTAL CONSUMER SERVICES	42,883,306

DIVERSIFIED FINANCIALS - 2.5%
251,860		BGC Partners, Inc (Class A)	1,576,644

TIAA-CREF FUNDS - Small-Cap Equity Fund

SHARES		COMPANY	VALUE

83,683		Calamos Asset Management, Inc (Class A)	$1,045,201
223,174	*	Dollar Financial Corp	4,396,528
163,846		Evercore Partners, Inc (Class A)	4,618,818
80,300	*	First Cash Financial Services, Inc	3,232,075
199,804	e	FXCM, Inc	2,101,938
21,331		GAMCO Investors, Inc (Class A)	991,892
184,600	*	Investment Technology Group, Inc	2,093,364
45,400	e	iShares Russell 2000 Index Fund	3,589,778
112,706		Nelnet, Inc (Class A)	2,778,203
186,322	*,e	PHH Corp	2,159,472
93,926	*	Piper Jaffray Cos	2,089,854
180,300	*	Stifel Financial Corp	6,501,617
86,756	e	Triangle Capital Corp	1,690,007

		TOTAL DIVERSIFIED FINANCIALS	38,865,391

ENERGY - 6.9%
29,200	*	Bill Barrett Corp	806,504
129,200	*,e	C&J Energy Services, Inc	2,151,180
594,020	*	Callon Petroleum Co	3,564,120
237,100	*	Cheniere Energy, Inc	3,032,509
242,275	*	Cloud Peak Energy, Inc	4,591,111
120,506	*	Complete Production Services, Inc	4,061,052
208,400	*	CVR Energy, Inc	5,197,496
169,765		Delek US Holdings, Inc	2,137,341
161,930	*	Energy Partners Ltd	2,587,641
190,313	*	Energy XXI Bermuda Ltd	6,247,976
184,858	*	Green Plains Renewable Energy, Inc	2,098,138
208,500	*	Helix Energy Solutions Group, Inc	3,429,825
463,900	*	ION Geophysical Corp	3,446,777
103,900	*	Key Energy Services, Inc	1,504,472
565,213	*,e	Kodiak Oil & Gas Corp	5,126,482
66,700	*	Mitcham Industries, Inc	1,464,732
702,165	*	Newpark Resources, Inc	5,715,623
372,097	*	Parker Drilling Co	2,418,631
99,000	*	Petroleum Development Corp	3,081,870
122,837	*	Rosetta Resources, Inc	5,894,948
217,161	*	Stone Energy Corp	6,091,366
120,300	*	Swift Energy Co	3,987,945
149,374		Targa Resources Investments, Inc	6,190,059
355,577	*	Tetra Technologies, Inc	3,321,089
561,911	*	Vaalco Energy, Inc	3,495,086
204,593		W&T Offshore, Inc	4,421,255
137,400	e	Western Refining, Inc	2,271,222
157,190	e	World Fuel Services Corp	7,133,283

		TOTAL ENERGY	105,469,733

FOOD & STAPLES RETAILING - 1.5%
4,289,500	*	Rite Aid Corp	5,962,405
181,172		Ruddick Corp	7,308,478
66,518		Spartan Stores, Inc	1,246,547
87,240	*	United Natural Foods, Inc	3,842,922
45,532		Weis Markets, Inc	1,924,638

TIAA-CREF FUNDS - Small-Cap Equity Fund

SHARES		COMPANY	VALUE

327,500	*	Winn-Dixie Stores, Inc	$3,094,875

		TOTAL FOOD & STAPLES RETAILING	23,379,865

FOOD, BEVERAGE & TOBACCO - 1.5%
54,414	*,e	Boston Beer Co, Inc (Class A)	5,444,121
36,200	e	Cal-Maine Foods, Inc	1,374,152
56,274	*	Darling International, Inc	859,867
64,500	e	Diamond Foods, Inc	2,343,930
110,800	*	Hain Celestial Group, Inc	4,275,771
32,352		J&J Snack Foods Corp	1,650,923
202,910	*	Omega Protein Corp	1,747,055
311,152	*	Smart Balance, Inc	1,649,106
57,300	e	Universal Corp	2,571,624

		TOTAL FOOD, BEVERAGE & TOBACCO	21,916,549

HEALTH CARE EQUIPMENT & SERVICES - 5.7%
138,974	*	Align Technology, Inc	3,274,227
133,295	*	Arthrocare Corp	4,120,148
71,800	*,e	athenahealth, Inc	4,177,323
86,743		Cantel Medical Corp	2,738,477
144,400	*	Centene Corp	6,526,880
67,234		Computer Programs & Systems, Inc	3,849,147
61,910	*	Conmed Corp	1,820,154
177,403	*	Greatbatch, Inc	4,154,778
524,748	*,e	Hansen Medical, Inc	1,642,461
190,600	*	Healthsouth Corp	3,676,674
325,057	*	Kindred Healthcare, Inc	3,988,449
114,554	*	Medidata Solutions, Inc	2,394,179
8,921	*	Metropolitan Health Networks, Inc	71,546
284,340	*	Molina Healthcare, Inc	8,703,647
105,400	*	NuVasive, Inc	1,633,700
85,650	*	NxStage Medical, Inc	1,536,561
135,370	*	Omnicell, Inc	2,095,528
122,368	*	OraSure Technologies, Inc	1,361,956
65,486	*	Orthofix International NV	2,629,263
45,153	*	Providence Service Corp	681,359
767,880	*	RTI Biologics, Inc	2,649,186
60,482	*	SonoSite, Inc	3,260,585
198,900	*	Staar Surgical Co	2,166,021
79,537	*	Team Health Holdings, Inc	1,638,462
14,934	*	Triple-S Management Corp (Class B)	318,542
149,800	*	WellCare Health Plans, Inc	8,952,049
92,700	*	Zoll Medical Corp	6,357,366

		TOTAL HEALTH CARE EQUIPMENT & SERVICES	86,418,668

HOUSEHOLD & PERSONAL PRODUCTS - 0.9%
88,800	*	Elizabeth Arden, Inc	3,194,136
164,003	*,e	Medifast, Inc	2,702,769
124,718		Nu Skin Enterprises, Inc (Class A)	6,229,665
113,925	*	Revlon, Inc (Class A)	1,795,458

		TOTAL HOUSEHOLD & PERSONAL PRODUCTS	13,922,028

TIAA-CREF FUNDS - Small-Cap Equity Fund

SHARES		COMPANY	VALUE

INSURANCE - 2.9%
342,100	e	American Equity Investment Life Holding Co	$3,944,413
57,603	*	American Safety Insurance Holdings Ltd	1,252,865
1,175,381	*	Conseco, Inc	7,898,560
116,555		FBL Financial Group, Inc (Class A)	4,049,121
420,731		First American Financial Corp	6,235,233
156,374		Horace Mann Educators Corp	2,445,689
16,288		Meadowbrook Insurance Group, Inc	162,391
167,809		OneBeacon Insurance Group Ltd (Class A)	2,664,807
114,800		ProAssurance Corp	9,371,125
37,700		RLI Corp	2,688,764
349,800		Symetra Financial Corp	3,225,156

		TOTAL INSURANCE	43,938,124

MATERIALS - 4.3%
240,500		Boise, Inc	1,837,420
98,865	*	Brush Engineered Materials, Inc	2,907,620
241,660		Buckeye Technologies, Inc	8,102,860
42,800		Carpenter Technology Corp	2,246,144
239,500	*	Coeur d’Alene Mines Corp	6,624,570
4,761	*,e	Contango ORE, Inc	59,560
135,100		H.B. Fuller Co	3,866,562
71,223		Haynes International, Inc	4,327,509
76,400	*	Innospec, Inc	2,473,068
61,400	e	Kaiser Aluminum Corp	3,031,932
162,007	*	Kapstone Paper and Packaging Corp	2,828,642
96,171		Koppers Holdings, Inc	3,653,536
89,500	*	LSB Industries, Inc	3,136,975
97,248		Minerals Technologies, Inc	6,170,386
41,533		Olympic Steel, Inc	1,071,136
543,606		PolyOne Corp	7,838,798
30,591		Stepan Co	2,628,991
47,679	*	Texas Petrochemicals, Inc	1,566,255
36,400	*	Universal Stainless & Alloy	1,446,172

		TOTAL MATERIALS	65,818,136

MEDIA - 0.8%
103,941		Arbitron, Inc	3,711,732
229,961	*	Journal Communications, Inc (Class A)	1,182,000
142,872		National CineMedia, Inc	1,945,917
356,900	*	New York Times Co (Class A)	2,658,905
99,614		Scholastic Corp	2,939,609

		TOTAL MEDIA	12,438,163

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 7.3%
83,000	*	Acorda Therapeutics, Inc	2,118,990
439,832	*	Akorn, Inc	5,040,475
321,093	*	Alkermes PLC	6,039,759
148,933	*	AMAG Pharmaceuticals, Inc	2,445,480
99,100	*	Ariad Pharmaceuticals, Inc	1,461,725
201,010	*	Arqule, Inc	1,587,979
143,681	*	Astex Pharmaceuticals	389,376

TIAA-CREF FUNDS - Small-Cap Equity Fund

SHARES		COMPANY	VALUE

208,700	*,e	AVEO Pharmaceuticals, Inc	$2,750,666
107,500	*	Cepheid, Inc	4,736,450
33,800	*	Cornerstone Therapeutics, Inc	205,842
214,218	*	Cubist Pharmaceuticals, Inc	8,744,379
109,077	*	Emergent Biosolutions, Inc	1,851,037
116,500	*,e	Enzon Pharmaceuticals, Inc	830,645
177,119	*,e	Idenix Pharmaceuticals, Inc	2,371,623
128,100	*	InterMune, Inc	1,921,500
142,960	*	Jazz Pharmaceuticals PLC	6,647,640
323,623	*	Medicines Co	6,511,295
169,400		Medicis Pharmaceutical Corp (Class A)	5,605,446
28,500	*	Medivation, Inc	1,579,185
135,525	*	Momenta Pharmaceuticals, Inc	2,126,387
301,277	*	Neurocrine Biosciences, Inc	2,801,876
262,675	*	NPS Pharmaceuticals, Inc	2,017,344
34,700	*	Onyx Pharmaceuticals, Inc	1,420,618
98,400	*,e	Optimer Pharmaceuticals, Inc	1,276,248
278,841	*,e	Orexigen Therapeutics, Inc	764,024
146,083	*	Par Pharmaceutical Cos, Inc	5,275,057
184,551	*	Questcor Pharmaceuticals, Inc	6,538,642
117,710	*	Salix Pharmaceuticals Ltd	5,673,622
316,828	*	Santarus, Inc	1,552,457
105,300	*	Sciclone Pharmaceuticals, Inc	504,387
285,051	*,e	Sequenom, Inc	1,228,570
430,560	*,e	Spectrum Pharmaceuticals, Inc	6,057,979
185,561	*	Vanda Pharmaceuticals, Inc	918,527
295,614	*	Viropharma, Inc	8,806,341

		TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES	109,801,571

REAL ESTATE - 8.5%
56,197		Agree Realty Corp	1,402,677
3,472		Alexander’s, Inc	1,347,136
152,339		Associated Estates Realty Corp	2,545,585
258,820		CBL & Associates Properties, Inc	4,495,703
164,536		Colony Financial, Inc	2,790,531
293,500		DuPont Fabros Technology, Inc	7,484,250
82,656		EastGroup Properties, Inc	3,926,160
131,800		Entertainment Properties Trust	5,861,146
105,950		Equity Lifestyle Properties, Inc	7,431,333
374,800		Extra Space Storage, Inc	9,864,735
164,592		Highwoods Properties, Inc	5,446,349
94,523		Home Properties, Inc	5,631,680
157,463		LTC Properties, Inc	5,030,943
27,371		Mid-America Apartment Communities, Inc	1,749,554
97,380		National Health Investors, Inc	4,714,166
339,238		National Retail Properties, Inc	9,162,818
685,240		Newcastle Investment Corp	3,672,886
609,873		NorthStar Realty Finance Corp	3,037,168
211,652		Omega Healthcare Investors, Inc	4,410,828
187,108		Pennymac Mortgage Investment Trust	3,313,683
133,594		Potlatch Corp	4,077,289
96,799		PS Business Parks, Inc	6,015,090

TIAA-CREF FUNDS - Small-Cap Equity Fund

SHARES		COMPANY	VALUE

45,170		Saul Centers, Inc	$1,609,859
105,874		Sovran Self Storage, Inc	4,925,258
58,888		Sun Communities, Inc	2,361,998
324,642		Tanger Factory Outlet Centers, Inc	9,576,939
297,200		Two Harbors Investment Corp	2,951,196
84,869		Urstadt Biddle Properties, Inc (Class A)	1,660,038

		TOTAL REAL ESTATE	126,496,998

RETAILING - 3.4%
316,100	*	Aeropostale, Inc	5,174,557
201,770	*	Ann Taylor Stores Corp	4,894,940
221,900		Bebe Stores, Inc	1,943,844
102,934		Cato Corp (Class A)	2,759,661
34,828		Core-Mark Holding Co, Inc	1,414,365
290,200		Express Parent LLC	6,279,928
276,944		Finish Line, Inc (Class A)	5,857,366
75,200	*	Hibbett Sports, Inc	3,604,336
79,800		HSN, Inc	2,848,062
587,097	*	Pier 1 Imports, Inc	9,129,357
174,400	*	Select Comfort Corp	4,373,952
121,901	*,e	Zumiez, Inc	3,481,493

		TOTAL RETAILING	51,761,861

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 4.4%
113,987	*,e	Ceva, Inc	3,078,789
208,153	*	Cirrus Logic, Inc	4,252,566
660,578	*	Entegris, Inc	6,328,337
575,320	*,e	Entropic Communications, Inc	3,359,869
429,741	*	FSI International, Inc	1,826,399
548,535	*,e	GT Solar International, Inc	4,728,372
467,300	*	Integrated Device Technology, Inc	2,962,682
662,657	*	Kulicke & Soffa Industries, Inc	7,163,323
717,394	*	Lattice Semiconductor Corp	4,878,279
173,732	*	LTX-Credence Corp	1,158,792
351,757		Micrel, Inc	4,066,311
298,080	*,e	Mindspeed Technologies, Inc	1,910,693
128,791		MKS Instruments, Inc	3,883,049
198,700	*	Omnivision Technologies, Inc	2,644,697
506,400	*	Photronics, Inc	3,473,904
238,370	*	RF Micro Devices, Inc	1,189,466
490,798	*	Silicon Image, Inc	2,385,278
140,200	*	Teradyne, Inc	2,292,270
177,983	*	Tessera Technologies, Inc	3,524,063
59,700	*	Ultratech, Inc	1,746,225

		TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT	66,853,364

SOFTWARE & SERVICES - 8.3%
120,400	*	ACI Worldwide, Inc	3,657,752
75,677	*	Active Network, Inc	1,126,074
316,600	*	Aspen Technology, Inc	5,701,966
130,973		Blackbaud, Inc	3,985,508
80,200	*,e	BroadSoft, Inc	2,235,976

TIAA-CREF FUNDS - Small-Cap Equity Fund

SHARES		COMPANY	VALUE

55,200	*	CACI International, Inc (Class A)	$3,239,688
450,000	*	Cadence Design Systems, Inc	4,752,000
217,254	*	Cardtronics, Inc	5,550,840
197,524	*	Commvault Systems, Inc	9,283,628
603,200		Earthlink, Inc	4,349,072
157,667	*	Euronet Worldwide, Inc	2,894,766
39,700		Forrester Research, Inc	1,387,118
118,900		Heartland Payment Systems, Inc	2,853,600
84,200		IAC/InterActiveCorp	3,626,494
203,836	*	Infospace, Inc	2,509,221
64,000	*	Liquidity Services, Inc	2,208,640
198,598	*	Liveperson, Inc	2,383,176
91,800	*,e	LogMeIn, Inc	3,656,394
435,154	*	Magma Design Automation, Inc	3,115,703
143,585	*	Manhattan Associates, Inc	6,301,946
188,670		MAXIMUS, Inc	8,495,810
46,300	*	MicroStrategy, Inc (Class A)	5,330,056
86,200	*	NetSuite, Inc	3,610,056
224,800	*	Progress Software Corp	5,244,584
29,300	*	QLIK Technologies, Inc	826,260
150,800	*	Quest Software, Inc	3,068,780
222,767	*	SolarWinds, Inc	7,041,665
135,200	*	TeleNav, Inc	1,004,536
133,105	*,e	TeleTech Holdings, Inc	2,257,461
355,634	*	TiVo, Inc	3,691,481
89,200	*	Tyler Technologies, Inc	3,133,596
174,531	*	Unisys Corp	3,659,915
323,100		United Online, Inc	1,835,208
148,506	*	Websense, Inc	2,806,763

		TOTAL SOFTWARE & SERVICES	126,825,733

TECHNOLOGY HARDWARE & EQUIPMENT - 6.3%
119,512	*	Agilysys, Inc	972,828
284,800	*	Blue Coat Systems, Inc	7,336,448
518,157	*	Brightpoint, Inc	6,072,800
211,175		Cognex Corp	8,774,322
72,955	*	Coherent, Inc	4,076,725
172,166		Comtech Telecommunications Corp	5,313,043
73,900		Electro Scientific Industries, Inc	1,121,802
355,850	*	Extreme Networks, Inc	1,152,954
116,218	*	FEI Co	5,120,565
166,500	*	Finisar Corp	3,373,290
98,800	*	Insight Enterprises, Inc	1,823,848
233,500		Jabil Circuit, Inc	5,291,110
352,100	*	Kemet Corp	3,235,799
82,500	*	Netgear, Inc	3,285,150
270,271	*	Newport Corp	4,991,905
75,233	*	Oplink Communications, Inc	1,409,114
73,564	*	OSI Systems, Inc	3,952,594
121,372		Plantronics, Inc	4,519,893
148,557	*	Plexus Corp	5,385,191
1,760,373	*	Quantum Corp	4,436,140

TIAA-CREF FUNDS - Small-Cap Equity Fund

SHARES		COMPANY	VALUE

191,457	*,e	Rackable Systems, Inc	$2,611,473
92,200	*	Riverbed Technology, Inc	2,207,268
127,612	*	Synaptics, Inc	4,888,816
82,900	*,e	Universal Display Corp	3,490,919

		TOTAL TECHNOLOGY HARDWARE & EQUIPMENT	94,843,997

TELECOMMUNICATION SERVICES - 0.9%
1,355,763	*	Cincinnati Bell, Inc	4,677,382
147,129	*	Cogent Communications Group, Inc	2,242,246
179,051	*	Neutral Tandem, Inc	2,200,537
151,134		USA Mobility, Inc	2,138,546
1,479,058	*	Vonage Holdings Corp	3,742,017

		TOTAL TELECOMMUNICATION SERVICES	15,000,728

TRANSPORTATION - 3.8%
126,054	*	Air Transport Services Group, Inc	757,585
128,038	*	Alaska Air Group, Inc	9,747,533
49,611		Amerco, Inc	4,798,376
293,078		Arkansas Best Corp	5,310,573
14,740	*	Atlas Air Worldwide Holdings, Inc	702,140
458,700	*	Avis Budget Group, Inc	6,582,345
181,340		Celadon Group, Inc	2,711,033
59,037	*	Dollar Thrifty Automotive Group, Inc	4,348,075
74,500		Forward Air Corp	2,607,499
67,700		Marten Transport Ltd	1,479,245
137,700	*	Old Dominion Freight Line	5,868,774
46,800		Ryder System, Inc	2,633,904
251,400	*	Swift Transportation Co, Inc	2,898,642
766,359	*,e	US Airways Group, Inc	6,468,070

		TOTAL TRANSPORTATION	56,913,794

UTILITIES - 2.9%
128,654		Avista Corp	3,260,092
43,013		Chesapeake Utilities Corp	1,850,419
121,100		Cleco Corp	4,814,936
107,812		El Paso Electric Co	3,751,858
307,487		Empire District Electric Co	6,404,954
177,375		Genie Energy Ltd	1,855,343
52,723		Idacorp, Inc	2,222,274
108,481		Laclede Group, Inc	4,519,318
332,889		Portland General Electric Co	8,302,252
158,761		Southwest Gas Corp	6,636,211

		TOTAL UTILITIES	43,617,657

		TOTAL COMMON STOCKS	1,506,716,873

		(Cost $1,337,182,982)

SHORT-TERM INVESTMENTS - 7.1%
INVESTMENTS IN REGISTERED INVESTMENT COMPANIES - 7.1%
107,220,336	a,c	TIAA-CREF Short Term Lending Portfolio of the State Street
		Navigator Securities Lending Trust	107,220,336

TIAA-CREF FUNDS - Small-Cap Equity Fund

SHARES		COMPANY	VALUE

		TOTAL INVESTMENTS IN REGISTERED INVESTMENT COMPANIES	$107,220,336

		TOTAL SHORT-TERM INVESTMENTS	107,220,336

		(Cost $107,220,336)

		TOTAL INVESTMENTS - 106.6%	1,613,937,209
		(Cost $1,444,403,318)
		OTHER ASSETS & LIABILITIES, NET - (6.6)%	(99,556,946)

		NET ASSETS - 100.0%	$1,514,380,263

	*	Non-income producing.
	a	Affiliated holding.
	c	Investments made with cash collateral received from securities on loan.
	d	All or a portion of these securities have been segregated to cover margin requirements or open future contracts.
	e	All or a portion of these securities are out on loan. The aggregate value of securities on loan is $103,892,075.

TIAA-CREF FUNDS - Large-Cap Growth Index Fund

TIAA-CREF FUNDS
LARGE-CAP GROWTH INDEX FUND
SCHEDULE OF INVESTMENTS (unaudited)
January 31, 2012

SHARES		COMPANY	VALUE

COMMON STOCKS - 99.6%

AUTOMOBILES & COMPONENTS - 0.8%
12,979	*	BorgWarner, Inc	$968,622
248,524		Ford Motor Co	3,086,668
16,396		Gentex Corp	440,561
30,487	*	Goodyear Tire & Rubber Co	396,331
27,990		Harley-Davidson, Inc	1,236,878
20,078		Johnson Controls, Inc	637,878
6,446	*,e	Tesla Motors, Inc	187,385
801	*	Visteon Corp	38,448

		TOTAL AUTOMOBILES & COMPONENTS	6,992,771

BANKS - 0.1%
8,200		Hudson City Bancorp, Inc	55,186
9,131		People’s United Financial, Inc	112,585
41,031		Wells Fargo & Co	1,198,516

		TOTAL BANKS	1,366,287

CAPITAL GOODS - 10.0%
74,835		3M Co	6,488,943
5,907	*	Aecom Technology Corp	135,211
275		Alliant Techsystems, Inc	16,338
19,181		Ametek, Inc	901,507
211		Armstrong World Industries, Inc	9,854
14,270	*	Babcock & Wilcox Co	354,610
10,819	*	BE Aerospace, Inc	456,562
78,104		Boeing Co	5,793,755
470		Carlisle Cos, Inc	22,433
76,893		Caterpillar, Inc	8,390,563
7,210		Chicago Bridge & Iron Co NV (ADR)	307,002
12,632		Cooper Industries plc	746,804
23,406		Cummins, Inc	2,434,223
65,500		Danaher Corp	3,439,405
50,059		Deere & Co	4,312,582
8,968		Donaldson Co, Inc	648,386
17,206		Dover Corp	1,091,032
15,423		Eaton Corp	756,190
89,652		Emerson Electric Co	4,606,319
35,071		Fastenal Co	1,637,114
5,869		Flowserve Corp	646,588
20,479		Fluor Corp	1,151,739
6,225		Gardner Denver, Inc	464,385
3,288	*	General Cable Corp	101,468
6,093		Goodrich Corp	760,102
6,747		Graco, Inc	310,227
2,627	*	GrafTech International Ltd	43,135

TIAA-CREF FUNDS - Large-Cap Growth Index Fund

SHARES		COMPANY	VALUE

537		Harsco Corp	$11,938
93,867		Honeywell International, Inc	5,448,041
8,911		IDEX Corp	361,074
49,689		Illinois Tool Works, Inc	2,635,007
30,024		Ingersoll-Rand plc	1,049,039
12,356		Joy Global, Inc	1,120,566
1,224		KBR, Inc	39,339
1,078		Kennametal, Inc	46,473
6,647		Lennox International, Inc	240,621
5,856		Lincoln Electric Holdings, Inc	251,515
27,545		Lockheed Martin Corp	2,267,504
17,072		Manitowoc Co, Inc	229,448
42,250		Masco Corp	509,958
5,346		MSC Industrial Direct Co (Class A)	406,403
4,668	*	Navistar International Corp	202,078
7,432		Nordson Corp	336,967
43,520		Paccar, Inc	1,923,584
13,924		Pall Corp	830,984
7,398		Parker Hannifin Corp	596,871
4,686	*,e	Polypore International, Inc	178,443
17,109		Precision Castparts Corp	2,800,401
16,890		Rockwell Automation, Inc	1,315,224
18,132		Rockwell Collins, Inc	1,049,661
11,462		Roper Industries, Inc	1,070,436
1,171		Snap-On, Inc	66,173
3,724	*	Spirit Aerosystems Holdings, Inc (Class A)	84,684
1,551		SPX Corp	107,996
2,339		Textron, Inc	59,598
1,435	*	Thomas & Betts Corp	102,445
8,796		Timken Co	429,509
3,809		Toro Co	241,453
5,880	*	TransDigm Group, Inc	614,636
103,269		United Technologies Corp	8,091,126
2,572		Valmont Industries, Inc	269,829
6,820		W.W. Grainger, Inc	1,300,847
8,234	*	WABCO Holdings, Inc	426,933
2,399	*	WESCO International, Inc	150,849
5,702		Westinghouse Air Brake Technologies Corp	392,241

		TOTAL CAPITAL GOODS	83,286,371

COMMERCIAL & PROFESSIONAL SERVICES - 0.6%
559		Avery Dennison Corp	15,177
6,926	*	Copart, Inc	325,799
670		Covanta Holding Corp	9,574
5,929		Dun & Bradstreet Corp	490,980
720		Equifax, Inc	28,058
5,999	*	IHS, Inc (Class A)	536,791
20,490		Iron Mountain, Inc	631,502
357	*	KAR Auction Services, Inc	5,262
8,541	*	Nielsen Holdings NV	247,518
17,428		Robert Half International, Inc	482,581
10,366	*	Stericycle, Inc	870,951

TIAA-CREF FUNDS - Large-Cap Growth Index Fund

SHARES		COMPANY	VALUE

1,322		Towers Watson & Co	$79,056
12,123	*	Verisk Analytics, Inc	485,769
12,160		Waste Connections, Inc	392,890

		TOTAL COMMERCIAL & PROFESSIONAL SERVICES	4,601,908

CONSUMER DURABLES & APPAREL - 1.6%
34,801		Coach, Inc	2,437,810
4,518	*	Deckers Outdoor Corp	365,280
6,284	*	Fossil, Inc	597,294
1,324	e	Garmin Ltd	55,211
12,184	*	Hanesbrands, Inc	299,726
5,840		Harman International Industries, Inc	246,448
13,691		Hasbro, Inc	477,953
11,899		Leggett & Platt, Inc	255,353
30,752		Mattel, Inc	953,312
42,582		Nike, Inc (Class B)	4,428,103
1,212		Phillips-Van Heusen Corp	93,554
7,573		Polaris Industries, Inc	487,701
7,423		Ralph Lauren Corp	1,128,296
8,276	*	Tempur-Pedic International, Inc	552,091
7,300		Tupperware Corp	458,732
4,342	*	Under Armour, Inc (Class A)	345,710

		TOTAL CONSUMER DURABLES & APPAREL	13,182,574

CONSUMER SERVICES - 3.8%
13,571	*	Apollo Group, Inc (Class A)	711,257
4,841	*	Bally Technologies, Inc	204,387
8,922		Brinker International, Inc	230,634
3,724	*	Chipotle Mexican Grill, Inc (Class A)	1,367,788
328		Choice Hotels International, Inc	11,920
15,954		Darden Restaurants, Inc	731,810
6,361		DeVry, Inc	240,191
2,531	*,e	Dunkin Brands Group, Inc	69,982
21,722		H&R Block, Inc	355,372
250	*	Hyatt Hotels Corp	10,655
17,587		International Game Technology	280,161
3,167	*,e	ITT Educational Services, Inc	208,610
46,491	*	Las Vegas Sands Corp	2,283,173
30,661		Marriott International, Inc (Class A)	1,056,271
2,946	*	Marriott Vacations Worldwide Corp	61,130
123,752		McDonald’s Corp	12,257,635
11,211	*	MGM Mirage	146,304
3,551	*	Panera Bread Co (Class A)	526,436
9,396		Royal Caribbean Cruises Ltd	255,383
89,405		Starbucks Corp	4,285,181
22,890		Starwood Hotels & Resorts Worldwide, Inc	1,241,554
3,430	e	Weight Watchers International, Inc	261,126
9,374		Wynn Resorts Ltd	1,080,166
55,528		Yum! Brands, Inc	3,516,588

		TOTAL CONSUMER SERVICES	31,393,714

TIAA-CREF FUNDS - Large-Cap Growth Index Fund

SHARES		COMPANY	VALUE

DIVERSIFIED FINANCIALS - 2.8%
4,386	*	Affiliated Managers Group, Inc	$440,837
75,816		American Express Co	3,801,414
5,057		BlackRock, Inc	920,374
6,766		CBOE Holdings, Inc	173,142
123,364		Charles Schwab Corp	1,437,191
5,975		Discover Financial Services	162,401
14,269		Eaton Vance Corp	366,571
9,191	e	Federated Investors, Inc (Class B)	156,982
17,203		Franklin Resources, Inc	1,825,238
2,445	*,e	Green Dot Corp	69,389
3,709	e	Greenhill & Co, Inc	172,691
8,693	*	IntercontinentalExchange, Inc	995,175
129,743		iShares Russell 1000 Growth Index Fund	7,950,652
13,310		Lazard Ltd (Class A)	382,263
3,206	*	LPL Investment Holdings, Inc	105,317
23,280		Moody’s Corp	866,714
14,239	*	MSCI, Inc (Class A)	463,907
2,136	*	Nasdaq Stock Market, Inc	52,930
8,964		NYSE Euronext	238,084
16,525		SEI Investments Co	303,564
30,723		T Rowe Price Group, Inc	1,777,018
25,019		TD Ameritrade Holding Corp	403,056
10,301		Waddell & Reed Financial, Inc (Class A)	282,762

		TOTAL DIVERSIFIED FINANCIALS	23,347,672

ENERGY - 10.7%
16,209	*	Alpha Natural Resources, Inc	326,125
9,065		Anadarko Petroleum Corp	731,727
13,175		Apache Corp	1,302,744
2,769		Arch Coal, Inc	39,957
1,658	*	Atwood Oceanics, Inc	76,235
20,317		Baker Hughes, Inc	998,174
24,780		Cabot Oil & Gas Corp	790,482
21,253	*	Cameron International Corp	1,130,660
2,221	e	CARBO Ceramics, Inc	215,992
13,670		Chevron Corp	1,409,104
2,932		Cimarex Energy Co	171,170
14,014	*	Cobalt International Energy, Inc	280,841
12,362	*	Concho Resources, Inc	1,318,531
26,790		Consol Energy, Inc	957,475
5,125	*,e	Continental Resources, Inc	413,485
5,592	e	Core Laboratories NV	594,038
40,172	*	Denbury Resources, Inc	757,644
4,037	e	Diamond Offshore Drilling, Inc	251,505
9,442	*	Dresser-Rand Group, Inc	483,714
86,284		El Paso Corp	2,318,451
32,016		EOG Resources, Inc	3,398,178
5,934		Equitable Resources, Inc	299,786
16,190	e	EXCO Resources, Inc	127,253
433,601	d	Exxon Mobil Corp	36,309,747
28,917	*	FMC Technologies, Inc	1,477,948
10,687	*	Forest Oil Corp	138,931

TIAA-CREF FUNDS - Large-Cap Growth Index Fund

SHARES		COMPANY	VALUE

109,134		Halliburton Co	$4,013,949
10,754		Helmerich & Payne, Inc	663,629
22,109		Holly Corp	648,678
13,722	e	Kinder Morgan, Inc	445,553
3,079	*	Kosmos Energy LLC	38,672
25,012	*	McDermott International, Inc	304,146
3,275		Murphy Oil Corp	195,190
9,222	*	Newfield Exploration Co	348,684
4,186		Noble Energy, Inc	421,405
27,974		Occidental Petroleum Corp	2,790,966
12,609		Oceaneering International, Inc	612,671
5,224	*	Oil States International, Inc	416,301
1,907		Patterson-UTI Energy, Inc	35,985
31,944		Peabody Energy Corp	1,088,971
11,294		Pioneer Natural Resources Co	1,121,494
16,128		Questar Market Resources, Inc	461,906
3,300	*,e	Quicksilver Resources, Inc	16,533
19,279		Range Resources Corp	1,108,928
2,371	*	Rowan Cos, Inc	80,638
4,756	e	RPC, Inc	72,529
49,385	*	SandRidge Energy, Inc	384,215
161,843		Schlumberger Ltd	12,165,737
41,494	*	Southwestern Energy Co	1,292,123
6,010		St. Mary Land & Exploration Co	436,206
8,814	*,e	Superior Energy Services	251,287
370		Tidewater, Inc	19,925
18,219	*	Ultra Petroleum Corp	437,803
13,536	*	Whiting Petroleum Corp	678,018

		TOTAL ENERGY	86,872,039

FOOD & STAPLES RETAILING - 2.7%
52,254		Costco Wholesale Corp	4,298,937
51,559		Kroger Co	1,225,042
69,353		Sysco Corp	2,088,219
103,073		Walgreen Co	3,438,515
160,850		Wal-Mart Stores, Inc	9,869,755
18,518		Whole Foods Market, Inc	1,370,888

		TOTAL FOOD & STAPLES RETAILING	22,291,356

FOOD, BEVERAGE & TOBACCO - 7.6%
186,347		Altria Group, Inc	5,292,255
10,440		Brown-Forman Corp (Class B)	847,832
4,595		Bunge Ltd	263,156
16,214		Campbell Soup Co	513,984
235,633		Coca-Cola Co	15,912,297
29,694		Coca-Cola Enterprises, Inc	795,502
6,098		ConAgra Foods, Inc	162,634
7,392		Corn Products International, Inc	410,182
25,987		Dr Pepper Snapple Group, Inc	1,008,815
13,719		Flowers Foods, Inc	265,463
57,526		General Mills, Inc	2,291,260
14,812	*,e	Green Mountain Coffee Roasters, Inc	790,072

TIAA-CREF FUNDS - Large-Cap Growth Index Fund

SHARES		COMPANY	VALUE

22,605		H.J. Heinz Co	$1,172,069
13,540		Hershey Co	827,023
8,932		Hormel Foods Corp	257,063
27,516		Kellogg Co	1,362,592
11,192		McCormick & Co, Inc	565,644
4,469		Mead Johnson Nutrition Co	331,108
8,352	*	Monster Beverage Corp	872,868
188,525		PepsiCo, Inc	12,380,437
191,961		Philip Morris International, Inc	14,352,924
12,536		Reynolds American, Inc	491,787
57,348		Sara Lee Corp	1,098,214

		TOTAL FOOD, BEVERAGE & TOBACCO	62,265,181

HEALTH CARE EQUIPMENT & SERVICES - 5.0%
18,696	*	Allscripts Healthcare Solutions, Inc	357,468
3,783	*	Amerigroup Corp	257,282
30,793		AmerisourceBergen Corp	1,200,003
10,209		Bard (C.R.), Inc	944,537
61,226		Baxter International, Inc	3,396,818
26,069		Becton Dickinson & Co	2,044,070
11,592	*	Brookdale Senior Living, Inc	204,019
20,717		Cardinal Health, Inc	891,453
7,741	*	CareFusion Corp	185,397
5,231	*	Catalyst Health Solutions, Inc	286,450
17,087	*	Cerner Corp	1,040,427
1,378		Cooper Cos, Inc	99,409
31,574		Covidien plc	1,626,061
11,432	*	DaVita, Inc	935,252
7,173		Dentsply International, Inc	270,709
13,736	*	Edwards Lifesciences Corp	1,135,555
58,140	*	Express Scripts, Inc	2,974,441
5,570	*	Gen-Probe, Inc	372,800
8,786	*	HCA Holdings, Inc	214,730
30,389	*	Health Management Associates, Inc (Class A)	194,793
5,946	*	Henry Schein, Inc	421,512
6,866		Hill-Rom Holdings, Inc	226,647
6,794	*	Idexx Laboratories, Inc	574,704
4,668	*	Intuitive Surgical, Inc	2,146,860
11,881	*	Laboratory Corp of America Holdings	1,085,805
10,441		Lincare Holdings, Inc	268,229
30,072		McKesson Corp	2,457,484
47,684	*	Medco Health Solutions, Inc	2,957,361
110,152		Medtronic, Inc	4,248,563
5,156		Patterson Cos, Inc	166,075
5,835	*	Pediatrix Medical Group, Inc	415,569
16,797		Quest Diagnostics, Inc	975,570
17,537	*	Resmed, Inc	509,099
6,642	*	Sirona Dental Systems, Inc	321,141
38,795		St. Jude Medical, Inc	1,618,139
37,430		Stryker Corp	2,074,745
7,570	*	SXC Health Solutions Corp	477,364
3,704	*	Tenet Healthcare Corp	19,594

TIAA-CREF FUNDS - Large-Cap Growth Index Fund

SHARES		COMPANY	VALUE

7,059	*	Thoratec Corp	$207,535
10,847		Universal Health Services, Inc (Class B)	447,873
13,952	*	Varian Medical Systems, Inc	919,018

		TOTAL HEALTH CARE EQUIPMENT & SERVICES	41,170,561

HOUSEHOLD & PERSONAL PRODUCTS - 1.6%
51,244		Avon Products, Inc	910,606
9,910		Church & Dwight Co, Inc	449,617
870		Clorox Co	59,734
52,680		Colgate-Palmolive Co	4,779,129
26,858		Estee Lauder Cos (Class A)	1,555,884
14,214		Herbalife Ltd	822,706
41,087		Kimberly-Clark Corp	2,940,186
22,314		Procter & Gamble Co	1,406,675

		TOTAL HOUSEHOLD & PERSONAL PRODUCTS	12,924,537

INSURANCE - 0.0%
3,412		Erie Indemnity Co (Class A)	261,598
1,039		Validus Holdings Ltd	33,321

		TOTAL INSURANCE	294,919

MATERIALS - 5.5%
25,048		Air Products & Chemicals, Inc	2,204,975
9,242		Airgas, Inc	729,471
5,409	e	AK Steel Holding Corp	51,061
11,008		Albemarle Corp	707,924
12,299		Allegheny Technologies, Inc	558,252
11,314	*	Allied Nevada Gold Corp	406,512
20,033		Ball Corp	786,496
5,035		Carpenter Technology Corp	264,237
18,649		Celanese Corp (Series A)	908,393
6,519		CF Industries Holdings, Inc	1,156,340
17,414		Cleveland-Cliffs, Inc	1,258,161
3,739		Compass Minerals International, Inc	273,209
18,616	*	Crown Holdings, Inc	671,479
110,767		Du Pont (E.I.) de Nemours & Co	5,636,933
16,955		Eastman Chemical Co	853,176
35,879		Ecolab, Inc	2,168,527
8,558		FMC Corp	793,155
112,789		Freeport-McMoRan Copper & Gold, Inc (Class B)	5,211,979
6,408		Huntsman Corp	81,574
9,587		International Flavors & Fragrances, Inc	535,050
11,008		International Paper Co	342,789
5,792	*	Intrepid Potash, Inc	138,371
2,423	e	Kronos Worldwide, Inc	55,777
2,366		LyondellBasell Industries AF S.C.A	101,975
2,415	e	Martin Marietta Materials, Inc	199,262
6,818	*,e	Molycorp, Inc	211,222
63,926		Monsanto Co	5,245,128
32,655		Mosaic Co	1,827,700
10,991		Packaging Corp of America	309,287
18,813		PPG Industries, Inc	1,685,269

TIAA-CREF FUNDS - Large-Cap Growth Index Fund

SHARES		COMPANY	VALUE

36,134		Praxair, Inc	$3,837,431
1,426		Reliance Steel & Aluminum Co	75,863
8,111		Rock-Tenn Co (Class A)	501,746
7,853	*	Rockwood Holdings, Inc	396,577
6,906		Royal Gold, Inc	525,823
398		Schnitzer Steel Industries, Inc (Class A)	17,365
4,830	e	Scotts Miracle-Gro Co (Class A)	228,749
10,775		Sherwin-Williams Co	1,050,886
14,374		Sigma-Aldrich Corp	978,007
6,145		Silgan Holdings, Inc	255,386
15,594	*	Solutia, Inc	428,835
20,058		Southern Copper Corp (NY)	695,811
19,648		Steel Dynamics, Inc	313,386
3,477		Temple-Inland, Inc	110,882
4,913		Titanium Metals Corp	75,562
1,593		Valspar Corp	68,881
7,746		Walter Energy, Inc	535,481
460	e	Westlake Chemical Corp	26,887
7,852	*	WR Grace & Co	420,396

		TOTAL MATERIALS	45,917,638

MEDIA - 3.0%
6,015	*	AMC Networks, Inc	257,201
25,757		Cablevision Systems Corp (Class A)	374,764
12,342		CBS Corp (Class B)	351,500
6,915	*	Charter Communications, Inc	398,581
143,128		Comcast Corp (Class A)	3,805,775
84,155	*	DIRECTV	3,787,817
31,382	*	Discovery Communications, Inc (Class A)	1,345,660
17,680		DISH Network Corp (Class A)	493,626
21,762		Interpublic Group of Cos, Inc	224,801
5,432		John Wiley & Sons, Inc (Class A)	246,558
2,155	*,e	Lamar Advertising Co (Class A)	61,655
33,007	*	Liberty Global, Inc (Class A)	1,514,361
29,927		McGraw-Hill Cos, Inc	1,376,642
2,857		Morningstar, Inc	170,620
33,434		Omnicom Group, Inc	1,524,925
1,027	*,e	Pandora Media, Inc	13,546
3,961	e	Regal Entertainment Group (Class A)	49,314
10,364		Scripps Networks Interactive (Class A)	449,383
470,975	*,e	Sirius XM Radio, Inc	984,338
21,257		Thomson Corp	584,355
38,061		Time Warner Cable, Inc	2,805,857
65,862		Viacom, Inc (Class B)	3,098,148
36,405		Virgin Media, Inc	867,895

		TOTAL MEDIA	24,787,322

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 5.5%
174,072		Abbott Laboratories	9,425,999
41,252	*	Agilent Technologies, Inc	1,751,972
21,925	*	Alexion Pharmaceuticals, Inc	1,682,963
36,352		Allergan, Inc	3,195,704

TIAA-CREF FUNDS - Large-Cap Growth Index Fund

SHARES		COMPANY	VALUE

14,552	*	Amylin Pharmaceuticals, Inc	$207,075
28,819	*	Biogen Idec, Inc	3,398,336
13,023	*	BioMarin Pharmaceuticals, Inc	464,530
9,380	*	Bruker BioSciences Corp	133,196
55,198	*	Celgene Corp	4,012,895
5,713	*	Charles River Laboratories International, Inc	192,928
7,063	*	Covance, Inc	309,430
19,181	*,e	Dendreon Corp	260,478
40,268		Eli Lilly & Co	1,600,250
13,635	*	Endo Pharmaceuticals Holdings, Inc	506,813
93,872	*	Gilead Sciences, Inc	4,584,708
16,394	*	Hospira, Inc	564,937
23,584	*,e	Human Genome Sciences, Inc	232,067
15,026	*,e	Illumina, Inc	777,746
66,867		Johnson & Johnson	4,407,204
1,959	*	Life Technologies Corp	94,874
3,853	*	Mettler-Toledo International, Inc	676,202
47,042	*	Mylan Laboratories, Inc	976,122
9,751	*	Myriad Genetics, Inc	230,709
10,028		Perrigo Co	958,677
8,846	*	Regeneron Pharmaceuticals, Inc	803,748
4,779		Techne Corp	326,167
6,163	*	United Therapeutics Corp	303,096
21,537	*	Vertex Pharmaceuticals, Inc	795,792
18,837		Warner Chilcott plc	317,780
10,730	*	Waters Corp	928,896
14,064	*	Watson Pharmaceuticals, Inc	824,572

		TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES	44,945,866

REAL ESTATE - 1.7%
8,978		Apartment Investment & Management Co (Class A)	220,500
14,323		Boston Properties, Inc	1,490,308
6,784		Camden Property Trust	437,568
35,921	*	CBRE Group, Inc	693,275
2,474		Corporate Office Properties Trust	59,945
11,886		Digital Realty Trust, Inc	842,242
2,385		Equity Residential	142,027
2,246		Essex Property Trust, Inc	323,424
5,848		Federal Realty Investment Trust	552,402
3,864		Jones Lang LaSalle, Inc	304,329
5,805		Macerich Co	315,212
11,526		Plum Creek Timber Co, Inc	446,978
15,874		Public Storage, Inc	2,204,264
14,646		Rayonier, Inc	669,762
28,587		Simon Property Group, Inc	3,883,829
2,099		UDR, Inc	54,616
18,205		Ventas, Inc	1,061,534
2,247		Vornado Realty Trust	181,737
17,283		Weyerhaeuser Co	346,006

		TOTAL REAL ESTATE	14,229,958

TIAA-CREF FUNDS - Large-Cap Growth Index Fund

SHARES		COMPANY	VALUE

RETAILING - 4.9%

6,454		Aaron’s, Inc	$171,741
8,850		Abercrombie & Fitch Co (Class A)	406,569
8,753		Advance Auto Parts, Inc	670,830
43,348	*	Amazon.com, Inc	8,428,586
2,025	*,e	Autonation, Inc	72,414
3,015	*	Autozone, Inc	1,048,858
29,714	*	Bed Bath & Beyond, Inc	1,803,640
2,877	*	Big Lots, Inc	113,613
4,511	*	Carmax, Inc	137,270
13,659		Chico’s FAS, Inc	156,259
11,418		Dick’s Sporting Goods, Inc	470,536
12,153	*	Dollar General Corp	517,839
14,748	*	Dollar Tree, Inc	1,250,778
2,883		DSW, Inc (Class A)	144,064
6,784	e	Expedia, Inc	219,598
14,775		Family Dollar Stores, Inc	824,445
5,122		Genuine Parts Co	326,681
3,757	*,e	Groupon, Inc	76,605
7,321		Guess?, Inc	219,630
115,015		Home Depot, Inc	5,105,515
602	*,e	HomeAway, Inc	16,278
25,546		Kohl’s Corp	1,174,861
29,481		Limited Brands, Inc	1,234,075
17,047	*	LKQ Corp	555,732
5,944		Macy’s, Inc	200,253
6,657	*,e	NetFlix, Inc	800,171
19,274		Nordstrom, Inc	951,750
15,463	*	O’Reilly Automotive, Inc	1,260,389
13,674		Petsmart, Inc	727,730
5,931	*	Priceline.com, Inc	3,140,346
28,114		Ross Stores, Inc	1,428,753
9,720	*	Sally Beauty Holdings, Inc	200,426
4,532		Target Corp	230,271
15,307		Tiffany & Co	976,587
46,051		TJX Companies, Inc	3,137,915
8,706		Tractor Supply Co	703,184
6,784	*	TripAdvisor, Inc	223,261
5,371	*	Ulta Salon Cosmetics & Fragrance, Inc	409,378
14,236	*	Urban Outfitters, Inc	377,254
6,443		Williams-Sonoma, Inc	231,046

		TOTAL RETAILING	40,145,131

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 2.2%
72,390	*	Advanced Micro Devices, Inc	485,737
38,432		Altera Corp	1,529,209
35,786		Analog Devices, Inc	1,400,306
9,370		Applied Materials, Inc	115,064
49,697	*	Atmel Corp	482,558
22,910		Avago Technologies Ltd	777,565
63,682		Broadcom Corp (Class A)	2,186,841
1,028	*,e	Cree, Inc	26,142
19,669		Cypress Semiconductor Corp	338,208

TIAA-CREF FUNDS - Large-Cap Growth Index Fund

SHARES		COMPANY	VALUE

7,151	*,e	First Solar, Inc	$302,344
2,983	*,e	Freescale Semiconductor Holdings Ltd	47,639
6,920		Intersil Corp (Class A)	77,919
15,524		Kla-Tencor Corp	793,742
14,848	*	Lam Research Corp	632,376
27,190		Linear Technology Corp	905,971
20,233	*	LSI Logic Corp	153,164
34,857		Maxim Integrated Products, Inc	935,562
20,274	*,e	MEMC Electronic Materials, Inc	92,652
22,633	e	Microchip Technology, Inc	835,384
70,844	*	Nvidia Corp	1,046,366
53,382	*	ON Semiconductor Corp	464,423
1,080	*	PMC - Sierra, Inc	7,020
4,660	*	Silicon Laboratories, Inc	204,294
21,747	*	Skyworks Solutions, Inc	469,300
87,943		Texas Instruments, Inc	2,847,595
31,909		Xilinx, Inc	1,143,938

		TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT	18,301,319

SOFTWARE & SERVICES - 16.3%
77,006		Accenture plc	4,415,524
59,855	*	Adobe Systems, Inc	1,852,512
20,184	*	Akamai Technologies, Inc	650,934
6,085	*	Alliance Data Systems Corp	674,218
11,131	*	Ansys, Inc	673,314
11,588	*	Ariba, Inc	316,352
27,302	*	Autodesk, Inc	982,872
59,597		Automatic Data Processing, Inc	3,264,724
21,220	*	BMC Software, Inc	769,013
1,052	*	Booz Allen Hamilton Holding Co	18,515
13,099		Broadridge Financial Solutions, Inc	313,983
32,571	*	Cadence Design Systems, Inc	343,950
22,422	*	Citrix Systems, Inc	1,462,139
36,288	*	Cognizant Technology Solutions Corp (Class A)	2,603,664
17,730	*	Compuware Corp	139,003
835		DST Systems, Inc	40,756
75,094	*	eBay, Inc	2,372,970
39,593	*	Electronic Arts, Inc	735,242
5,506	*	Equinix, Inc	660,500
5,365		Factset Research Systems, Inc	473,837
13,753	*	Fiserv, Inc	864,926
1,989	*	FleetCor Technologies, Inc	67,606
14,250	*	Fortinet, Inc	325,043
11,443	*	Gartner, Inc	433,804
10,831	*	Genpact Ltd	158,458
9,628		Global Payments, Inc	481,593
30,018	*	Google, Inc (Class A)	17,413,741
12,345	*	Informatica Corp	522,194
144,460		International Business Machines Corp	27,822,996
36,049		Intuit, Inc	2,034,605
10,451		Lender Processing Services, Inc	173,800
999	*,e	LinkedIn Corp	72,078

TIAA-CREF FUNDS - Large-Cap Growth Index Fund

SHARES		COMPANY	VALUE

12,823		Mastercard, Inc (Class A)	$4,559,474
9,493	*	Micros Systems, Inc	471,897
885,085		Microsoft Corp	26,136,559
8,782	*	NeuStar, Inc (Class A)	320,631
28,502	*	Nuance Communications, Inc	812,877
458,109		Oracle Corp	12,918,673
35,704		Paychex, Inc	1,124,676
12,548	*	Rackspace Hosting, Inc	544,709
22,749	*	Red Hat, Inc	1,054,871
13,923	*	Rovi Corp	446,789
10,404	*	SAIC, Inc	133,795
15,850	*	Salesforce.com, Inc	1,851,280
8,619		Solera Holdings, Inc	411,730
90,145	*	Symantec Corp	1,549,593
1,222	*	Synopsys, Inc	35,658
19,907	*	Teradata Corp	1,066,219
19,226	*	TIBCO Software, Inc	501,222
12,153	*	VeriFone Systems, Inc	518,933
19,098		VeriSign, Inc	707,772
20,123		Visa, Inc (Class A)	2,025,179
5,011	*,e	VistaPrint Ltd	179,294
10,065	*	VMware, Inc (Class A)	918,633
6,659	*	WebMD Health Corp (Class A)	186,718
75,410		Western Union Co	1,440,331

		TOTAL SOFTWARE & SERVICES	133,052,379

TECHNOLOGY HARDWARE & EQUIPMENT - 9.8%
7,023	*	Acme Packet, Inc	205,282
20,213		Amphenol Corp (Class A)	1,100,195
110,296	*	Apple, Inc	50,347,918
2,084	*	Arrow Electronics, Inc	86,048
13,569	*	Ciena Corp	197,429
144,081	*	Dell, Inc	2,482,516
6,358	*	Dolby Laboratories, Inc (Class A)	231,240
245,407	*	EMC Corp	6,321,684
9,707	*	F5 Networks, Inc	1,162,316
18,644		Flir Systems, Inc	480,083
1,008	*,e	Fusion-io, Inc	23,295
4,154		Harris Corp	170,314
3,053	*	IPG Photonics Corp	161,168
18,946		Jabil Circuit, Inc	429,316
26,531	*	JDS Uniphase Corp	336,678
63,468	*	Juniper Networks, Inc	1,328,385
10,914		National Instruments Corp	293,696
14,067	*	NCR Corp	263,475
43,676	*	NetApp, Inc	1,648,332
21,304	*	Polycom, Inc	425,015
10,643	*	QLogic Corp	184,337
199,126		Qualcomm, Inc	11,712,592
17,870	*	Riverbed Technology, Inc	427,808
14,363	*	Trimble Navigation Ltd	672,619
6,888	*	Zebra Technologies Corp (Class A)	260,780

		TOTAL TECHNOLOGY HARDWARE & EQUIPMENT	80,952,521

TIAA-CREF FUNDS - Large-Cap Growth Index Fund

SHARES		COMPANY	VALUE

TELECOMMUNICATION SERVICES - 1.2%
47,306		American Tower Corp	$3,004,403
22,334	*,e	Clearwire Corp (Class A)	37,744
34,763	*	Crown Castle International Corp	1,685,310
2,866	*	Level 3 Communications, Inc	53,164
33,287	*	MetroPCS Communications, Inc	294,257
17,551	*	NII Holdings, Inc (Class B)	352,951
13,355	*	SBA Communications Corp (Class A)	610,591
15,009	*	tw telecom inc (Class A)	302,431
76,300		Verizon Communications, Inc	2,873,459
37,219		Windstream Corp	449,233

		TOTAL TELECOMMUNICATION SERVICES	9,663,543

TRANSPORTATION - 2.1%
19,815		CH Robinson Worldwide, Inc	1,364,065
454		Con-Way, Inc	14,410
3,322		Copa Holdings S.A. (Class A)	226,361
131,527		CSX Corp	2,965,934
60,095	*	Delta Air Lines, Inc	634,002
25,248		Expeditors International Washington, Inc	1,127,323
2,174		FedEx Corp	198,899
29,184	*	Hertz Global Holdings, Inc	396,902
10,687		J.B. Hunt Transport Services, Inc	545,785
9,511	*	Kansas City Southern Industries, Inc	652,835
4,596	*	Kirby Corp	306,875
5,892		Landstar System, Inc	301,376
16,859		Southwest Airlines Co	161,509
33,248	*	UAL Corp	768,029
9,657		Union Pacific Corp	1,103,892
87,631		United Parcel Service, Inc (Class B)	6,629,285
10,272		UTI Worldwide, Inc	152,950

		TOTAL TRANSPORTATION	17,550,432

UTILITIES - 0.1%
2,983		Aqua America, Inc	65,805
6,384		ITC Holdings Corp	470,565
1,342		National Fuel Gas Co	67,476
892		Oneok, Inc	74,178

		TOTAL UTILITIES	678,024

		TOTAL COMMON STOCKS	820,214,023

		(Cost $668,973,660)

SHORT-TERM INVESTMENTS - 1.3%
INVESTMENTS IN REGISTERED INVESTMENT COMPANIES - 1.3%
		TIAA-CREF Short Term Lending Portfolio of the State Street
10,593,128	c	Navigator Securities Lending Trust	10,593,128

		TOTAL INVESTMENTS IN REGISTERED INVESTMENT COMPANIES	10,593,128

		TOTAL SHORT-TERM INVESTMENTS	10,593,128

		(Cost $10,593,128)

TIAA-CREF FUNDS - Large-Cap Growth Index Fund

SHARES		COMPANY	VALUE

		TOTAL INVESTMENTS - 100.9%	$830,807,151
		(Cost $679,566,788)
		OTHER ASSETS & LIABILITIES, NET - (0.9)%	(7,293,727)

		NET ASSETS - 100.0%	$823,513,424

		Abbreviation(s):
		ADR American Depositary Receipt

	*	Non-income producing.
	c	Investments made with cash collateral received from securities on loan.
	d	All or a portion of these securities have been segregated to cover margin requirements on open futures contracts.
	e	All or a portion of these securities are out on loan. The aggregate value of securities on loan is $10,129,433.

TIAA-CREF FUNDS - Large-Cap Value Index Fund

TIAA-CREF FUNDS
LARGE-CAP VALUE INDEX FUND
SCHEDULE OF INVESTMENTS (unaudited)
January 31, 2012

SHARES		COMPANY	VALUE

COMMON STOCKS - 99.0%

AUTOMOBILES & COMPONENTS - 1.1%
11,359		Autoliv, Inc	$716,639
2,408	*	Federal Mogul Corp (Class A)	39,949
207,474		Ford Motor Co	2,576,827
96,400	*	General Motors Co	2,315,528
63,739		Johnson Controls, Inc	2,024,988
13,396		Lear Corp	561,292
5,401		Thor Industries, Inc	165,595
13,275	*	TRW Automotive Holdings Corp	498,078
6,286	*	Visteon Corp	301,728

		TOTAL AUTOMOBILES & COMPONENTS	9,200,624

BANKS - 5.3%
20,925		Associated Banc-Corp	260,726
6,289		Bank of Hawaii Corp	287,533
4,484		BankUnited	102,728
88,272		BB&T Corp	2,400,116
3,576		BOK Financial Corp	199,183
34,458		CapitalSource, Inc	238,105
21,696		Capitol Federal Financial	250,589
25,291	*	CIT Group, Inc	964,599
5,855		City National Corp	268,627
25,696		Comerica, Inc	711,008
9,623		Commerce Bancshares, Inc	373,565
6,659		Cullen/Frost Bankers, Inc	370,707
19,209		East West Bancorp, Inc	421,830
116,515		Fifth Third Bancorp	1,515,860
751		First Citizens Bancshares, Inc (Class A)	132,491
32,206		First Horizon National Corp	281,158
44,113		First Niagara Financial Group, Inc	422,161
9,501	*	First Republic Bank	284,840
24,793		Fulton Financial Corp	230,327
54,530		Hudson City Bancorp, Inc	366,987
111,031		Huntington Bancshares, Inc	633,987
120,698		Keycorp	937,823
15,865		M&T Bank Corp	1,265,075
55,727		New York Community Bancorp, Inc	707,176
39,182		People’s United Financial, Inc	483,114
66,685		PNC Financial Services Group, Inc	3,929,080
129,047	*	Popular, Inc	202,604
160,841		Regions Financial Corp	839,590
68,054		SunTrust Banks, Inc	1,399,871
104,923		Synovus Financial Corp	182,566
19,253		TCF Financial Corp	193,300
9,710	*	TFS Financial Corp	87,390

TIAA-CREF FUNDS - Large-Cap Value Index Fund

SHARES		COMPANY	VALUE

244,315		US Bancorp	$6,894,569
23,367	e	Valley National Bancorp	278,535
14,671		Washington Federal, Inc	231,215
579,409		Wells Fargo & Co	16,924,537
23,576		Zions Bancorporation	397,020

		TOTAL BANKS	45,670,592

CAPITAL GOODS - 6.6%
10,464		3M Co	907,333
7,878	*	Aecom Technology Corp	180,327
11,970	*	AGCO Corp	609,632
4,178	*	Air Lease Corp	105,536
3,999		Alliant Techsystems, Inc	237,581
2,721		Armstrong World Industries, Inc	127,071
635	*	BE Aerospace, Inc	26,797
10,535		Boeing Co	781,486
7,161		Carlisle Cos, Inc	341,795
5,655		Chicago Bridge & Iron Co NV (ADR)	240,790
3,683	*	CNH Global NV	153,728
7,239		Cooper Industries plc	427,970
6,237		Crane Co	299,376
4,967		Dover Corp	314,957
26,891		Eaton Corp	1,318,467
22,962		Exelis, Inc	229,390
668		Flowserve Corp	73,594
20,467	*	Fortune Brands Home & Security, Inc	380,072
5,938		GATX Corp	254,978
3,298	*	General Cable Corp	101,776
42,121		General Dynamics Corp	2,913,089
1,345,156		General Electric Co	25,167,868
9,347		Goodrich Corp	1,166,038
16,361	*	GrafTech International Ltd	268,648
9,115		Harsco Corp	202,626
7,618		Hubbell, Inc (Class B)	548,191
6,742	*	Huntington Ingalls	254,039
1,074		IDEX Corp	43,518
3,528		Illinois Tool Works, Inc	187,090
8,290		Ingersoll-Rand plc	289,653
12,281		ITT Corp	266,989
16,116	*	Jacobs Engineering Group, Inc	721,352
17,638		KBR, Inc	566,885
9,262		Kennametal, Inc	399,285
12,819		L-3 Communications Holdings, Inc	906,816
3,875		Lincoln Electric Holdings, Inc	166,431
4,163		Lockheed Martin Corp	342,698
4,067	*	Navistar International Corp	176,060
32,888		Northrop Grumman Corp	1,909,148
12,130	*	Oshkosh Truck Corp	294,516
15,646	*	Owens Corning, Inc	528,052
11,001		Parker Hannifin Corp	887,561
12,356		Pentair, Inc	454,948
26,843	*	Quanta Services, Inc	579,809

TIAA-CREF FUNDS - Large-Cap Value Index Fund

SHARES		COMPANY	VALUE

45,299		Raytheon Co	$2,173,900
5,037		Regal-Beloit Corp	285,950
9,542	*	Shaw Group, Inc	258,970
5,734		Snap-On, Inc	324,028
12,202	*	Spirit Aerosystems Holdings, Inc (Class A)	277,473
4,836		SPX Corp	336,731
21,296		Stanley Works	1,494,554
14,464	*,e	Terex Corp	286,387
32,426		Textron, Inc	826,214
5,192	*	Thomas & Betts Corp	370,657
1,635		Timken Co	79,837
10,280		Trinity Industries, Inc	323,409
59,428		Tyco International Ltd	3,027,857
6,326		United Technologies Corp	495,642
10,017	*	URS Corp	412,200
2,784	*	WESCO International, Inc	175,058
23,462		Xylem, Inc	607,900

		TOTAL CAPITAL GOODS	58,110,733

COMMERCIAL & PROFESSIONAL SERVICES - 0.8%
12,884		Avery Dennison Corp	349,801
14,497		Cintas Corp	537,114
12,400	*	Corrections Corp of America	291,772
14,577		Covanta Holding Corp	208,305
14,558		Equifax, Inc	567,325
2,558	*	KAR Auction Services, Inc	37,705
10,514		Manpower, Inc	421,717
1,347	*	Nielsen Holdings NV	39,036
23,032	e	Pitney Bowes, Inc	436,917
23,128	e	R.R. Donnelley & Sons Co	262,734
40,688		Republic Services, Inc	1,191,345
5,927		Towers Watson & Co	354,435
2,276	*	Verisk Analytics, Inc	91,199
1,674		Waste Connections, Inc	54,087
60,435		Waste Management, Inc	2,100,720

		TOTAL COMMERCIAL & PROFESSIONAL SERVICES	6,944,212

CONSUMER DURABLES & APPAREL - 0.8%
35,395		DR Horton, Inc	492,698
12,769	e	Garmin Ltd	532,467
2,906		Harman International Industries, Inc	122,633
11,898		Jarden Corp	400,844
4,270		Leggett & Platt, Inc	91,634
19,886	e	Lennar Corp (Class A)	427,350
10,893		Mattel, Inc	337,683
7,226	*	Mohawk Industries, Inc	441,942
36,715		Newell Rubbermaid, Inc	678,127
635	*	NVR, Inc	440,214
6,402		Phillips-Van Heusen Corp	494,170
43,634	*	Pulte Homes, Inc	325,073
18,749	*	Toll Brothers, Inc	408,916
11,037		VF Corp	1,451,256

TIAA-CREF FUNDS - Large-Cap Value Index Fund

SHARES		COMPANY	VALUE

9,493		Whirlpool Corp	$515,660

		TOTAL CONSUMER DURABLES & APPAREL	7,160,667

CONSUMER SERVICES - 0.6%
600	*	Bally Technologies, Inc	25,332
1,543		Brinker International, Inc	39,887
7,696	*	Career Education Corp	77,807
54,415		Carnival Corp	1,643,334
3,571		Choice Hotels International, Inc	129,770
1,543		DeVry, Inc	58,264
200	*,e	Dunkin Brands Group, Inc	5,530
4,561	*,e	Education Management Corp	116,442
15,864		H&R Block, Inc	259,535
5,033	*	Hyatt Hotels Corp	214,506
17,451		International Game Technology	277,994
36,457	*	MGM Mirage	475,764
8,630	*	Penn National Gaming, Inc	353,312
7,361		Royal Caribbean Cruises Ltd	200,072
31,092		Service Corp International	345,121
35,713		Wendy’s	167,494
8,072	*	WMS Industries, Inc	176,696
19,350		Wyndham Worldwide Corp	769,356

		TOTAL CONSUMER SERVICES	5,336,216

DIVERSIFIED FINANCIALS - 9.6%
1,786	*	Affiliated Managers Group, Inc	179,511
43,618	*	American Capital Ltd	358,540
52,652		American Express Co	2,639,971
28,557		Ameriprise Financial, Inc	1,529,227
26,060		Ares Capital Corp	413,051
1,285,211		Bank of America Corp	9,163,554
157,427		Bank of New York Mellon Corp	3,169,006
5,463		BlackRock, Inc	994,266
58,230		Capital One Financial Corp	2,664,022
368,507		Citigroup, Inc	11,320,535
8,539		CME Group, Inc	2,045,176
62,325		Discover Financial Services	1,693,994
30,988	*	E*Trade Financial Corp	253,792
1,968	e	Federated Investors, Inc (Class B)	33,613
65,668		Goldman Sachs Group, Inc	7,320,012
4,105		Interactive Brokers Group, Inc (Class A)	62,068
58,654		Invesco Ltd	1,323,821
117,000		iShares Russell 1000 Value Index Fund	7,711,470
24,890		Janus Capital Group, Inc	195,884
17,400	e	Jefferies Group, Inc	264,654
503,976		JPMorgan Chase & Co	18,798,305
17,453		Legg Mason, Inc	444,528
24,390		Leucadia National Corp	677,066
237	*	LPL Investment Holdings, Inc	7,785
195,891		Morgan Stanley	3,653,367
13,680	*	Nasdaq Stock Market, Inc	338,990
27,813		Northern Trust Corp	1,146,174

TIAA-CREF FUNDS - Large-Cap Value Index Fund

SHARES		COMPANY	VALUE

23,051		NYSE Euronext	$612,235
12,858		Raymond James Financial, Inc	450,030
67,127		SLM Corp	1,003,549
63,868		State Street Corp	2,502,348

		TOTAL DIVERSIFIED FINANCIALS	82,970,544

ENERGY - 11.8%
13,418	*	Alpha Natural Resources, Inc	269,970
53,473		Anadarko Petroleum Corp	4,316,341
34,624		Apache Corp	3,423,621
24,746		Arch Coal, Inc	357,085
5,244	*	Atwood Oceanics, Inc	241,119
33,156		Baker Hughes, Inc	1,628,954
7,925	*	Cameron International Corp	421,610
83,422		Chesapeake Energy Corp	1,762,707
240,351		Chevron Corp	24,775,381
8,126		Cimarex Energy Co	474,396
1,007	*	Cobalt International Energy, Inc	20,180
168,394		ConocoPhillips	11,486,155
8,025	*	Denbury Resources, Inc	151,352
53,606	*	Devon Energy Corp	3,420,599
4,556	e	Diamond Offshore Drilling, Inc	283,839
6,255		El Paso Corp	168,072
9,145		Energen Corp	440,515
10,203		Equitable Resources, Inc	515,456
1,492	e	EXCO Resources, Inc	11,727
163,690	d	Exxon Mobil Corp	13,707,401
4,169	*	Forest Oil Corp	54,197
836		Helmerich & Payne, Inc	51,590
38,562		Hess Corp	2,171,041
6,503	e	Kinder Morgan, Inc	211,152
500	*	Kosmos Energy LLC	6,280
90,203		Marathon Oil Corp	2,831,472
44,851		Marathon Petroleum Corp	1,714,205
5,401	*	McDermott International, Inc	65,676
20,540		Murphy Oil Corp	1,224,184
36,449	*	Nabors Industries Ltd	678,680
53,615		National Oilwell Varco, Inc	3,966,438
7,029	*	Newfield Exploration Co	265,766
17,903		Noble Energy, Inc	1,802,295
73,399		Occidental Petroleum Corp	7,323,018
1,177	*	Oil States International, Inc	93,795
17,668		Patterson-UTI Energy, Inc	333,395
2,747		Pioneer Natural Resources Co	272,777
17,893	*	Plains Exploration & Production Co	674,924
4,552		Questar Market Resources, Inc	130,369
16,389	*,e	Quicksilver Resources, Inc	82,109
13,655	*	Rowan Cos, Inc	464,407
2,906		SEACOR Holdings, Inc	265,986
15,774		Southern Union Co	684,118
82,407		Spectra Energy Corp	2,594,996
1,544		St. Mary Land & Exploration Co	112,064

TIAA-CREF FUNDS - Large-Cap Value Index Fund

SHARES		COMPANY	VALUE

13,373		Sunoco, Inc	$512,988
5,840		Teekay Corp	160,133
17,895	*	Tesoro Corp	447,912
6,326		Tidewater, Inc	340,655
5,375	*	Unit Corp	243,219
72,597		Valero Energy Corp	1,741,602
74,632		Williams Cos, Inc	2,150,894
24,610	*	WPX Energy, Inc	405,573

		TOTAL ENERGY	101,954,390

FOOD & STAPLES RETAILING - 1.4%
171,939		CVS Corp	7,178,454
18,954		Kroger Co	450,347
44,526		Safeway, Inc	978,681
27,153	e	Supervalu, Inc	187,627
6,671		Walgreen Co	222,545
53,948		Wal-Mart Stores, Inc	3,310,249

		TOTAL FOOD & STAPLES RETAILING	12,327,903

FOOD, BEVERAGE & TOBACCO - 3.5%
67,344		Altria Group, Inc	1,912,570
85,667		Archer Daniels Midland Co	2,452,646
19,367		Beam, Inc	1,013,088
1,910		Brown-Forman Corp (Class B)	155,111
13,610		Bunge Ltd	779,445
5,271		Campbell Soup Co	167,091
9,120		Coca-Cola Enterprises, Inc	244,325
45,322		ConAgra Foods, Inc	1,208,738
22,559	*	Constellation Brands, Inc (Class A)	471,483
1,763		Corn Products International, Inc	97,829
23,975	*	Dean Foods Co	257,971
20,333		General Mills, Inc	809,863
17,139		H.J. Heinz Co	888,657
5,226		Hershey Co	319,204
8,429		Hormel Foods Corp	242,587
14,606		J.M. Smucker Co	1,150,661
2,316		Kellogg Co	114,688
209,555		Kraft Foods, Inc (Class A)	8,025,956
17,121		Lorillard, Inc	1,838,624
5,524		McCormick & Co, Inc	279,183
21,005		Mead Johnson Nutrition Co	1,556,260
17,092		Molson Coors Brewing Co (Class B)	733,076
21,448		Philip Morris International, Inc	1,603,667
7,106	*	Ralcorp Holdings, Inc	621,420
29,825		Reynolds American, Inc	1,170,035
11,931		Sara Lee Corp	228,479
20,585	*	Smithfield Foods, Inc	459,663
37,877		Tyson Foods, Inc (Class A)	706,027

		TOTAL FOOD, BEVERAGE & TOBACCO	29,508,347

HEALTH CARE EQUIPMENT & SERVICES - 3.2%
48,145		Aetna, Inc	2,103,937

TIAA-CREF FUNDS - Large-Cap Value Index Fund

SHARES		COMPANY	VALUE

4,922	*	Allscripts Healthcare Solutions, Inc	$94,109
2,200	*	Amerigroup Corp	149,622
7,541		Baxter International, Inc	418,375
194,276	*	Boston Scientific Corp	1,157,885
1,541	*	Brookdale Senior Living, Inc	27,122
22,423		Cardinal Health, Inc	964,862
19,416	*	CareFusion Corp	465,013
35,898		Cigna Corp	1,609,307
11,679	*	Community Health Systems, Inc	218,397
4,143		Cooper Cos, Inc	298,876
18,926	*	Coventry Health Care, Inc	569,105
29,296		Covidien plc	1,508,744
10,580		Dentsply International, Inc	399,289
5,391	*	HCA Holdings, Inc	131,756
10,491	*	Health Net, Inc	395,930
5,711	*	Henry Schein, Inc	404,853
791		Hill-Rom Holdings, Inc	26,111
32,660	*	Hologic, Inc	665,937
21,484		Humana, Inc	1,912,506
10,498	*	Inverness Medical Innovations, Inc	253,527
6,042	*	LifePoint Hospitals, Inc	242,828
18,732		Medtronic, Inc	722,493
14,672		Omnicare, Inc	481,682
7,451		Patterson Cos, Inc	239,997
1,514		Quest Diagnostics, Inc	87,933
5,110		Teleflex, Inc	312,681
51,517	*	Tenet Healthcare Corp	272,525
137,365		UnitedHealth Group, Inc	7,114,132
11,375	*	VCA Antech, Inc	254,573
44,106		WellPoint, Inc	2,836,897
22,531	*	Zimmer Holdings, Inc	1,368,758

		TOTAL HEALTH CARE EQUIPMENT & SERVICES	27,709,762

HOUSEHOLD & PERSONAL PRODUCTS - 2.8%
7,934		Church & Dwight Co, Inc	359,966
15,840		Clorox Co	1,087,574
6,239		Colgate-Palmolive Co	566,002
8,959	*	Energizer Holdings, Inc	690,918
6,236		Kimberly-Clark Corp	446,248
330,243		Procter & Gamble Co	20,818,519

		TOTAL HOUSEHOLD & PERSONAL PRODUCTS	23,969,227

INSURANCE - 7.4%
42,743		ACE Ltd	2,974,913
59,262		Aflac, Inc	2,858,206
892	*,e	Alleghany Corp	258,100
4,973		Allied World Assurance Co Holdings Ltd	305,989
66,289		Allstate Corp	1,912,438
10,196		American Financial Group, Inc	373,887
56,167	*	American International Group, Inc	1,410,353
1,052		American National Insurance Co	76,638
41,922		AON Corp	2,030,282

TIAA-CREF FUNDS - Large-Cap Value Index Fund

SHARES		COMPANY	VALUE

16,723	*	Arch Capital Group Ltd	$602,864
14,436		Arthur J. Gallagher & Co	481,296
8,490		Aspen Insurance Holdings Ltd	225,494
12,176		Assurant, Inc	482,170
23,936		Assured Guaranty Ltd	371,247
15,940		Axis Capital Holdings Ltd	490,633
222,036	*	Berkshire Hathaway, Inc (Class B)	17,400,962
14,947		Brown & Brown, Inc	340,493
37,100		Chubb Corp	2,500,911
18,625		Cincinnati Financial Corp	608,665
3,402		CNA Financial Corp	93,657
4,746		Endurance Specialty Holdings Ltd	177,500
5,802		Everest Re Group Ltd	495,491
28,045		Fidelity National Title Group, Inc (Class A)	510,139
64,499	*	Genworth Financial, Inc (Class A)	497,287
5,874		Hanover Insurance Group, Inc	213,579
55,979		Hartford Financial Services Group, Inc	980,752
13,637		HCC Insurance Holdings, Inc	378,563
6,011		Kemper Corp	178,947
39,452		Lincoln National Corp	849,796
39,974		Loews Corp	1,491,430
1,265	*	Markel Corp	509,884
69,540		Marsh & McLennan Cos, Inc	2,196,769
19,509	*,e	MBIA, Inc	240,351
3,189		Mercury General Corp	139,359
104,148		Metlife, Inc	3,679,550
33,007		Old Republic International Corp	326,109
8,492		PartnerRe Ltd	555,547
39,191		Principal Financial Group	1,070,306
78,923		Progressive Corp	1,600,558
11,097		Protective Life Corp	277,536
61,560		Prudential Financial, Inc	3,523,695
9,253		Reinsurance Group of America, Inc (Class A)	504,196
6,597		RenaissanceRe Holdings Ltd	482,307
6,018		Stancorp Financial Group, Inc	232,656
13,073		Torchmark Corp	597,044
7,187		Transatlantic Holdings, Inc	398,519
53,111		Travelers Cos, Inc	3,096,371
36,670		UnumProvident Corp	837,176
8,474		Validus Holdings Ltd	271,761
14,589		W.R. Berkley Corp	499,965
924		White Mountains Insurance Group Ltd	416,946
39,270		XL Capital Ltd	796,003

		TOTAL INSURANCE	63,825,290

MATERIALS - 2.8%
12,902	e	AK Steel Holding Corp	121,795
134,852		Alcoa, Inc	1,370,096
8,443		Aptargroup, Inc	442,582
9,741		Ashland, Inc	614,267
13,437		Bemis Co, Inc	420,309
8,039		Cabot Corp	291,012

TIAA-CREF FUNDS - Large-Cap Value Index Fund

SHARES		COMPANY	VALUE

1,413		CF Industries Holdings, Inc	$250,638
14,907		Commercial Metals Co	213,766
6,465		Cytec Industries, Inc	322,345
4,516		Domtar Corp	390,092
149,094		Dow Chemical Co	4,996,140
4,731		Greif, Inc (Class A)	229,217
18,806		Huntsman Corp	239,400
43,302		International Paper Co	1,348,425
37,083		LyondellBasell Industries AF S.C.A	1,598,277
3,060	e	Martin Marietta Materials, Inc	252,481
21,646		MeadWestvaco Corp	637,258
61,631		Newmont Mining Corp	3,789,074
40,089		Nucor Corp	1,783,560
20,963	*	Owens-Illinois, Inc	504,160
1,183		Packaging Corp of America	33,290
8,175		Reliance Steel & Aluminum Co	434,910
235	*	Rockwood Holdings, Inc	11,868
16,543		RPM International, Inc	414,071
2,203		Schnitzer Steel Industries, Inc (Class A)	96,117
738	e	Scotts Miracle-Gro Co (Class A)	34,952
23,589		Sealed Air Corp	470,129
12,628		Sonoco Products Co	395,256
7,064		Steel Dynamics, Inc	112,671
10,117		Temple-Inland, Inc	322,631
4,800		Titanium Metals Corp	73,824
18,805	e	United States Steel Corp	567,723
10,860		Valspar Corp	469,586
16,350	e	Vulcan Materials Co	717,111
1,766	e	Westlake Chemical Corp	103,223
841	*	WR Grace & Co	45,027

		TOTAL MATERIALS	24,117,283

MEDIA - 3.5%
71,920		CBS Corp (Class B)	2,048,282
4,600	*	Clear Channel Outdoor Holdings, Inc (Class A)	55,660
197,221		Comcast Corp (Class A)	5,244,106
6,444		DISH Network Corp (Class A)	179,916
8,545	*,e	DreamWorks Animation SKG, Inc (Class A)	151,674
30,804		Gannett Co, Inc	436,493
36,160		Interpublic Group of Cos, Inc	373,533
4,884	*,e	Lamar Advertising Co (Class A)	139,731
14,991	*	Liberty Interactive LLC	1,235,408
7,914	*	Madison Square Garden, Inc	227,053
6,669		McGraw-Hill Cos, Inc	306,774
291,158		News Corp (Class A)	5,482,505
1,400	*	Pandora Media, Inc	18,466
7,358	e	Regal Entertainment Group (Class A)	91,607
25,603		Thomson Corp	703,826
126,895		Time Warner, Inc	4,702,729
227,440		Walt Disney Co	8,847,416
598	e	Washington Post Co (Class B)	226,469

		TOTAL MEDIA	30,471,648

TIAA-CREF FUNDS - Large-Cap Value Index Fund

SHARES		COMPANY	VALUE

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 9.1%
12,189		Abbott Laboratories	$660,034
101,220		Amgen, Inc	6,873,850
2,491	*	Bio-Rad Laboratories, Inc (Class A)	252,986
216,381		Bristol-Myers Squibb Co	6,976,123
86,685		Eli Lilly & Co	3,444,862
34,156	*	Forest Laboratories, Inc	1,085,478
3,233	*	Hospira, Inc	111,409
276,726		Johnson & Johnson	18,239,012
20,623	*	Life Technologies Corp	998,772
391,458		Merck & Co, Inc	14,977,183
5,148	*	Mylan Laboratories, Inc	106,821
14,403		PerkinElmer, Inc	345,384
1,002,130		Pfizer, Inc	21,445,583
29,821	*	Qiagen N.V. (NASDAQ)	482,504
48,641	*	Thermo Electron Corp	2,573,108
3,420	*	Vertex Pharmaceuticals, Inc	126,369
1,781		Warner Chilcott plc	30,045
864	*	Watson Pharmaceuticals, Inc	50,656

		TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES	78,780,179

REAL ESTATE - 3.6%
7,807		Alexandria Real Estate Equities, Inc	565,305
58,147		AMB Property Corp	1,843,841
28,983		American Capital Agency Corp	849,782
120,882		Annaly Capital Management, Inc	2,035,653
5,254		Apartment Investment & Management Co (Class A)	129,038
11,832		AvalonBay Communities, Inc	1,609,270
3,190		Boston Properties, Inc	331,920
16,904		Brandywine Realty Trust	179,859
9,689		BRE Properties, Inc (Class A)	502,084
2,346		Camden Property Trust	151,317
132,566		Chimera Investment Corp	403,001
6,339		Corporate Office Properties Trust	153,594
27,749		DDR Corp	384,601
15,562		Douglas Emmett, Inc	325,401
31,698		Duke Realty Corp	424,436
34,358		Equity Residential	2,046,019
1,927		Essex Property Trust, Inc	277,488
2,138		Federal Realty Investment Trust	201,955
18,015	*	Forest City Enterprises, Inc (Class A)	236,536
70,681		General Growth Properties, Inc	1,115,346
51,468		HCP, Inc	2,163,200
24,037		Health Care REIT, Inc	1,375,157
15,689		Hospitality Properties Trust	380,144
87,099		Host Marriott Corp	1,430,166
2,886	*	Howard Hughes Corp	149,553
9,961		HRPT Properties Trust	195,933
1,463		Jones Lang LaSalle, Inc	115,226
51,570		Kimco Realty Corp	941,153
14,582		Liberty Property Trust	485,435

TIAA-CREF FUNDS - Large-Cap Value Index Fund

SHARES		COMPANY	VALUE

10,577		Macerich Co	$574,331
11,054		Mack-Cali Realty Corp	317,913
22,072		Piedmont Office Realty Trust, Inc	408,773
8,395		Plum Creek Timber Co, Inc	325,558
1,126		Public Storage, Inc	156,356
17,109		Realty Income Corp	622,768
11,315		Regency Centers Corp	467,536
2,651	*	Rouse Properties, Inc	32,766
20,164		Senior Housing Properties Trust	457,320
6,937		Simon Property Group, Inc	942,461
11,210		SL Green Realty Corp	824,271
7,836	*,e	St. Joe Co	125,141
7,364		Taubman Centers, Inc	493,609
25,403		UDR, Inc	660,986
12,339		Ventas, Inc	719,487
20,758		Vornado Realty Trust	1,678,907
15,475		Weingarten Realty Investors	375,578
48,434		Weyerhaeuser Co	969,649

		TOTAL REAL ESTATE	31,155,823

RETAILING - 2.9%
2,708		Aaron’s, Inc	72,060
1,478		Abercrombie & Fitch Co (Class A)	67,899
24,826		American Eagle Outfitters, Inc	349,798
2,667	*,e	Autonation, Inc	95,372
37,127		Best Buy Co, Inc	889,192
5,324	*	Big Lots, Inc	210,245
23,892	*	Carmax, Inc	727,034
6,971		Chico’s FAS, Inc	79,748
3,907	e	Dillard’s, Inc (Class A)	172,885
700		DSW, Inc (Class A)	34,979
4,902	e	Expedia, Inc	158,678
20,146		Foot Locker, Inc	528,631
18,052	*,e	GameStop Corp (Class A)	421,695
44,788		Gap, Inc	850,076
14,407		Genuine Parts Co	918,878
900	*,e	Groupon, Inc	18,351
80,438		Home Depot, Inc	3,570,643
600	*,e	HomeAway, Inc	16,224
21,005		JC Penney Co, Inc	872,758
4,705		Kohl’s Corp	216,383
76,473	*	Liberty Media Holding Corp (Interactive A)	1,309,217
165,069		Lowe’s Companies, Inc	4,428,800
47,294		Macy’s, Inc	1,593,335
12,693	e	RadioShack Corp	91,136
800	*	Sally Beauty Holdings, Inc	16,496
4,936	*,e	Sears Holdings Corp	208,052
11,144		Signet Jewelers Ltd	507,944
90,405		Staples, Inc	1,322,625
82,719		Target Corp	4,202,952
4,902	*	TripAdvisor, Inc	161,325
6,621		Williams-Sonoma, Inc	237,429

		TOTAL RETAILING	24,350,840

TIAA-CREF FUNDS - Large-Cap Value Index Fund

SHARES		COMPANY	VALUE

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 3.0%
155,345		Applied Materials, Inc	$1,907,637
3,535	*	Atmel Corp	34,325
12,740	*,e	Cree, Inc	323,978
16,218	*	Fairchild Semiconductor International, Inc	226,728
1,949	*,e	Freescale Semiconductor Holdings Ltd	31,126
672,417		Intel Corp	17,765,256
9,424	*	International Rectifier Corp	214,867
7,536		Intersil Corp (Class A)	84,855
5,062		Kla-Tencor Corp	258,820
50,732	*	LSI Logic Corp	384,041
63,864	*	Marvell Technology Group Ltd	991,808
11,742	*,e	MEMC Electronic Materials, Inc	53,661
108,249	*	Micron Technology, Inc	821,610
9,045	*	Novellus Systems, Inc	426,472
27,465	*	PMC - Sierra, Inc	178,523
797	*	Silicon Laboratories, Inc	34,940
13,852	*,e	SunPower Corp	94,886
23,519	*	Teradyne, Inc	384,536
53,685		Texas Instruments, Inc	1,738,320

		TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT	25,956,389

SOFTWARE & SERVICES - 1.8%
52,820		Activision Blizzard, Inc	651,799
2,026	*	Akamai Technologies, Inc	65,339
22,660	*	Amdocs Ltd	667,110
12,696	*	AOL, Inc	205,802
1,272	*	Booz Allen Hamilton Holding Co	22,387
626		Broadridge Financial Solutions, Inc	15,005
48,097		CA, Inc	1,239,941
19,915		Computer Sciences Corp	514,404
7,342	*	Compuware Corp	57,561
3,912		DST Systems, Inc	190,945
66,438	*	eBay, Inc	2,099,440
33,045		Fidelity National Information Services, Inc	943,765
11,619	*	First American Corp	164,990
3,826	*	Fiserv, Inc	240,617
3,385	*	Genpact Ltd	49,523
9,996		IAC/InterActiveCorp	430,528
16,723	*	Monster Worldwide, Inc	120,406
3,103		Paychex, Inc	97,745
24,782	*	SAIC, Inc	318,697
17,495	*	Synopsys, Inc	510,504
20,508		Total System Services, Inc	439,692
44,834		Visa, Inc (Class A)	4,512,093
165,248	*	Yahoo!, Inc	2,556,386

		TOTAL SOFTWARE & SERVICES	16,114,679

TECHNOLOGY HARDWARE & EQUIPMENT - 4.2%
12,587	*	Arrow Electronics, Inc	519,717

TIAA-CREF FUNDS - Large-Cap Value Index Fund

SHARES		COMPANY	VALUE

19,225	*	Avnet, Inc	$670,376
6,337		AVX Corp	83,395
60,234	*	Brocade Communications Systems, Inc	337,913
697,624		Cisco Systems, Inc	13,694,359
198,855		Corning, Inc	2,559,264
54,566	*	Dell, Inc	940,172
8,265		Diebold, Inc	261,918
5,584	*	EchoStar Corp (Class A)	146,468
1,000	*,e	Fusion-io, Inc	23,110
10,740		Harris Corp	440,340
251,958		Hewlett-Packard Co	7,049,784
19,813	*	Ingram Micro, Inc (Class A)	376,051
5,293	*	Itron, Inc	205,315
4,122		Jabil Circuit, Inc	93,405
9,360		Lexmark International, Inc (Class A)	326,664
16,517	e	Molex, Inc	436,709
33,316	*	Motorola Mobility Holdings, Inc	1,286,997
38,254		Motorola, Inc	1,775,368
3,990	*	NCR Corp	74,733
2,022	*	QLogic Corp	35,021
30,276	*	SanDisk Corp	1,389,063
5,411	*	Tech Data Corp	280,939
45,767		Tellabs, Inc	173,915
18,221	*	Vishay Intertechnology, Inc	223,754
29,737	*	Western Digital Corp	1,080,940
177,719		Xerox Corp	1,377,322

		TOTAL TECHNOLOGY HARDWARE & EQUIPMENT	35,863,012

TELECOMMUNICATION SERVICES - 4.3%
751,109		AT&T, Inc	22,090,115
77,575		CenturyTel, Inc	2,872,602
14,248	*,e	Clearwire Corp (Class A)	24,079
123,982	e	Frontier Communications Corp	530,643
17,335	*	Level 3 Communications, Inc	321,564
2,556	*	NII Holdings, Inc (Class B)	51,401
374,814	*	Sprint Nextel Corp	794,606
12,529		Telephone & Data Systems, Inc	329,513
2,638	*	tw telecom inc (Class A)	53,156
1,831	*	US Cellular Corp	83,988
277,659		Verizon Communications, Inc	10,456,638
32,323		Windstream Corp	390,139

		TOTAL TELECOMMUNICATION SERVICES	37,998,444

TRANSPORTATION - 1.8%
4,899		Alexander & Baldwin, Inc	231,723
6,466		Con-Way, Inc	205,231
1,247		Copa Holdings S.A. (Class A)	84,971
43,408	*	Delta Air Lines, Inc	457,954
37,619		FedEx Corp	3,441,762
3,294	*	Kansas City Southern Industries, Inc	226,100
1,870	*	Kirby Corp	124,860
44,736		Norfolk Southern Corp	3,229,939

TIAA-CREF FUNDS - Large-Cap Value Index Fund

SHARES		COMPANY	VALUE

6,508		Ryder System, Inc	$366,270
80,980		Southwest Airlines Co	775,788
6,788	*	UAL Corp	156,803
52,007		Union Pacific Corp	5,944,921
1,210		UTI Worldwide, Inc	18,017

		TOTAL TRANSPORTATION	15,264,339

UTILITIES - 7.1%
82,451	*	AES Corp	1,052,075
14,987		AGL Resources, Inc	622,110
14,190		Alliant Energy Corp	601,514
31,010		Ameren Corp	981,156
61,056		American Electric Power Co, Inc	2,415,375
22,109		American Water Works Co, Inc	745,737
16,155		Aqua America, Inc	356,379
11,527		Atmos Energy Corp	373,590
48,629	*	Calpine Corp	709,983
53,489		Centerpoint Energy, Inc	987,942
31,969		CMS Energy Corp	697,883
37,107		Consolidated Edison, Inc	2,187,829
23,456		Constellation Energy Group, Inc	854,502
73,016		Dominion Resources, Inc	3,653,721
21,692		DTE Energy Co	1,154,231
168,785		Duke Energy Corp	3,596,808
41,643		Edison International	1,709,029
22,528		Entergy Corp	1,562,993
83,999		Exelon Corp	3,341,480
53,020		FirstEnergy Corp	2,238,504
16,711		Great Plains Energy, Inc	344,581
12,625		Hawaiian Electric Industries, Inc	327,619
9,711		Integrys Energy Group, Inc	504,098
23,485		MDU Resources Group, Inc	502,109
8,862		National Fuel Gas Co	445,581
53,482		NextEra Energy, Inc	3,200,898
35,406		NiSource, Inc	804,778
22,379		Northeast Utilities	777,670
29,806	*	NRG Energy, Inc	503,125
13,307		NSTAR	597,884
30,106		NV Energy, Inc	487,717
12,640		OGE Energy Corp	668,150
12,775		Oneok, Inc	1,062,370
28,422		Pepco Holdings, Inc	558,777
50,589		PG&E Corp	2,056,949
13,865		Pinnacle West Capital Corp	655,260
73,176		PPL Corp	2,033,561
37,345		Progress Energy, Inc	2,028,954
64,144		Public Service Enterprise Group, Inc	1,946,129
22,586		Questar Corp	435,458
96,369	*	RRI Energy, Inc	205,266
14,613		SCANA Corp	655,101
30,497		Sempra Energy	1,735,279
107,683		Southern Co	4,906,037

TIAA-CREF FUNDS - Large-Cap Value Index Fund

SHARES		COMPANY	VALUE

26,972		TECO Energy, Inc	$486,845
14,087		UGI Corp	379,081
10,789		Vectren Corp	308,458
14,936		Westar Energy, Inc	424,780
30,025		Wisconsin Energy Corp	1,020,850
61,322		Xcel Energy, Inc	1,631,165

		TOTAL UTILITIES	61,537,371

		TOTAL COMMON STOCKS	856,298,514

		(Cost $886,592,673)

SHORT-TERM INVESTMENTS - 0.9%
INVESTMENTS IN REGISTERED INVESTMENT COMPANIES - 0.9%
		TIAA-CREF Short Term Lending Portfolio of the State Street
8,161,944	c	Navigator Securities Lending Trust	8,161,944

		TOTAL INVESTMENTS IN REGISTERED INVESTMENT COMPANIES	8,161,944

		TOTAL SHORT-TERM INVESTMENTS	8,161,944

		(Cost $8,161,944)

		TOTAL INVESTMENTS - 99.9%	864,460,458
		(Cost $894,754,617)
		OTHER ASSETS & LIABILITIES, NET - 0.1%	750,621

		NET ASSETS - 100.0%	$865,211,079

		Abbreviation(s):
		ADR American Depositary Receipt
		REIT Real Estate Investment Trust

	*	Non-income producing.
	c	Investments made with cash collateral received from securities on loan.
	d	All or a portion of these securities have been segregated to cover margin requirements on open futures contracts.
	e	All or a portion of these securities are out on loan. The aggregate value of securities on loan is $7,884,421.

TIAA-CREF FUNDS - Equity Index Fund

TIAA-CREF FUNDS
EQUITY INDEX FUND
SCHEDULE OF INVESTMENTS (unaudited)
January 31, 2012

SHARES		COMPANY	VALUE

COMMON STOCKS - 99.6%

AUTOMOBILES & COMPONENTS - 0.9%
16,056	*	American Axle & Manufacturing Holdings, Inc	$193,635
5,214	*	Amerigon, Inc (Class A)	80,035
20,996		Autoliv, Inc	1,324,638
25,802	*	BorgWarner, Inc	1,925,602
14,647		Cooper Tire & Rubber Co	220,584
34,363	*	Dana Holding Corp	510,291
2,524	*	Dorman Products, Inc	109,567
4,478		Drew Industries, Inc	116,294
18,165	*	Exide Technologies	59,945
4,074	*	Federal Mogul Corp (Class A)	67,588
889,119		Ford Motor Co	11,042,859
3,900	*	Fuel Systems Solutions, Inc	81,393
180,657	*	General Motors Co	4,339,381
33,472		Gentex Corp	899,393
57,887	*	Goodyear Tire & Rubber Co	752,531
55,602		Harley-Davidson, Inc	2,457,052
161,793		Johnson Controls, Inc	5,140,163
25,320		Lear Corp	1,060,908
10,927	*	Modine Manufacturing Co	119,541
2,830	*,e	Motorcar Parts of America, Inc	18,169
7,813		Spartan Motors, Inc	47,425
4,612		Standard Motor Products, Inc	95,422
6,216	*	Stoneridge, Inc	58,244
5,493		Superior Industries International, Inc	99,808
14,267	*	Tenneco, Inc	457,971
12,687	*,e	Tesla Motors, Inc	368,811
10,407		Thor Industries, Inc	319,079
2,020	*	Tower International, Inc	23,068
24,039	*	TRW Automotive Holdings Corp	901,943
13,016	*	Visteon Corp	624,768
6,853	*,e	Winnebago Industries, Inc	62,636

		TOTAL AUTOMOBILES & COMPONENTS	33,578,744

BANKS - 3.1%
3,565		1st Source Corp	89,268
6,380	*	1st United Bancorp, Inc	36,749
1,111		Alliance Financial Corp	34,597
5,570	*	Ameris Bancorp	59,710
1,666		Ames National Corp	33,003
2,350		Apollo Residential Mortgage	40,021
2,369	e	Arrow Financial Corp	62,186
40,687		Associated Banc-Corp	506,960
20,490		Astoria Financial Corp	170,682
1,553		Bancfirst Corp	62,368

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

6,527		Banco Latinoamericano de Exportaciones S.A. (Class E)	$120,815
19,649	e	Bancorpsouth, Inc	220,658
10,777		Bank Mutual Corp	43,216
12,376	e	Bank of Hawaii Corp	565,831
891		Bank of Kentucky Financial Corp	21,081
1,245		Bank of Marin Bancorp	48,244
6,586		Bank of the Ozarks, Inc	184,342
4,937		BankFinancial Corp	27,351
7,853		BankUnited	179,912
2,518		Banner Corp	49,454
165,889		BB&T Corp	4,510,522
20,735	*	BBCN Bancorp, Inc	209,838
7,791	*	Beneficial Mutual Bancorp, Inc	68,950
4,857		Berkshire Hills Bancorp, Inc	109,865
2,074	*,e	BofI Holding, Inc	34,657
6,918		BOK Financial Corp	385,333
18,064		Boston Private Financial Holdings, Inc	148,847
1,513		Bridge Bancorp, Inc	29,156
1,451	*,e	Bridge Capital Holdings	15,700
15,783	e	Brookline Bancorp, Inc	146,308
2,542		Bryn Mawr Bank Corp	51,120
1,796		Camden National Corp	61,782
1,780	*	Cape Bancorp, Inc	15,077
2,671		Capital City Bank Group, Inc	23,371
76,140		CapitalSource, Inc	526,127
43,718		Capitol Federal Financial	504,942
6,777		Cardinal Financial Corp	75,970
18,447		Cathay General Bancorp	290,356
1,971		Center Bancorp, Inc	18,823
4,542		Centerstate Banks of Florida, Inc	32,021
3,606	*	Central Pacific Financial Corp	49,150
488		Century Bancorp, Inc	13,849
1,161	e	Charter Financial Corp	11,355
6,432		Chemical Financial Corp	145,556
47,710	*	CIT Group, Inc	1,819,659
2,854		Citizens & Northern Corp	59,963
3,923	e	City Holding Co	139,423
10,963		City National Corp	502,982
988		Clifton Savings Bancorp, Inc	10,117
2,750		CNB Financial Corp	45,403
7,617		CoBiz, Inc	45,550
9,261		Columbia Banking System, Inc	194,481
47,507		Comerica, Inc	1,314,519
19,580		Commerce Bancshares, Inc	760,096
8,636		Community Bank System, Inc	236,281
3,608		Community Trust Bancorp, Inc	111,162
13,518		Cullen/Frost Bankers, Inc	752,547
20,958		CVB Financial Corp	220,688
7,291		Dime Community Bancshares	100,470
46,375	*	Doral Financial Corp	60,288
3,922	*	Eagle Bancorp, Inc	65,850
34,916		East West Bancorp, Inc	766,755

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

1,116	*,e	Encore Bancshares, Inc	$14,966
920	e	Enterprise Bancorp, Inc	14,922
3,723		Enterprise Financial Services Corp	46,128
2,920		ESB Financial Corp	40,851
3,464		ESSA Bancorp, Inc	34,882
2,312		Federal Agricultural Mortgage Corp (Class C)	44,853
219,961		Fifth Third Bancorp	2,861,693
1,693		Financial Institutions, Inc	28,933
3,533		First Bancorp (NC)	41,124
2,055	e	First Bancorp, Inc	32,859
18,065		First Busey Corp	90,506
1,571		First Citizens Bancshares, Inc (Class A)	277,156
24,648		First Commonwealth Financial Corp	136,550
3,721		First Community Bancshares, Inc	47,480
4,190		First Connecticut Bancorp	55,559
2,279		First Defiance Financial Corp	35,279
13,662		First Financial Bancorp	237,446
7,367	e	First Financial Bankshares, Inc	251,067
2,608		First Financial Corp	91,332
3,872	e	First Financial Holdings, Inc	37,597
62,207		First Horizon National Corp	543,067
3,687		First Interstate Bancsystem, Inc	50,733
6,011		First Merchants Corp	59,208
17,497		First Midwest Bancorp, Inc	190,367
82,450		First Niagara Financial Group, Inc	789,047
1,920		First of Long Island Corp	51,053
2,371		First Pactrust Bancorp, Inc	28,737
17,243	*	First Republic Bank	516,945
25,645		FirstMerit Corp	402,370
45,932	*	Flagstar Bancorp, Inc	31,693
7,351		Flushing Financial Corp	96,372
33,887		FNB Corp	397,156
3,409		Fox Chase Bancorp, Inc	43,090
3,247	*	Franklin Financial Corp	40,490
46,742		Fulton Financial Corp	434,233
2,948		German American Bancorp, Inc	59,314
16,882		Glacier Bancorp, Inc	235,842
2,372		Great Southern Bancorp, Inc	57,640
1,566	*	Hampton Roads Bankshares, Inc	4,651
17,896		Hancock Holding Co	594,147
4,431	*	Hanmi Financial Corp	36,511
3,113		Heartland Financial USA, Inc	51,365
4,878	*	Heritage Commerce Corp	24,195
3,660		Heritage Financial Corp	51,350
5,256		Home Bancshares, Inc	136,971
3,873		Home Federal Bancorp, Inc	39,931
111,208		Hudson City Bancorp, Inc	748,429
3,654		Hudson Valley Holding Corp	80,205
203,014		Huntington Bancshares, Inc	1,159,210
6,932		IBERIABANK Corp	362,405
5,016	e	Independent Bank Corp	139,144
12,430		International Bancshares Corp	238,905

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

10,853	*	Investors Bancorp, Inc	$160,190
2,959		Kearny Financial Corp	27,312
224,317		Keycorp	1,742,943
5,072		Lakeland Bancorp, Inc	50,568
3,793		Lakeland Financial Corp	96,115
30,202		M&T Bank Corp	2,408,307
4,715		MainSource Financial Group, Inc	44,274
12,763		MB Financial, Inc	231,648
1,121		Merchants Bancshares, Inc	31,892
1,281	*	Meridian Interstate Bancorp, Inc	16,551
44,740	*,e	MGIC Investment Corp	169,565
1,792		Midsouth Bancorp, Inc	23,386
1,625		National Bankshares, Inc	46,426
29,033		National Penn Bancshares, Inc	252,297
8,069		NBT Bancorp, Inc	181,553
102,959		New York Community Bancorp, Inc	1,306,549
3,989	e	Northfield Bancorp, Inc	58,638
24,891		Northwest Bancshares, Inc	306,657
3,428		OceanFirst Financial Corp	46,449
22,744	*	Ocwen Financial Corp	327,286
22,275		Old National Bancorp	262,177
2,770	*,e	OmniAmerican Bancorp, Inc	45,567
10,624		Oriental Financial Group, Inc	121,539
11,995		Oritani Financial Corp	155,575
1,120		Orrstown Financial Services, Inc	8,478
2,090	*,e	Pacific Capital Bancorp	58,311
4,317		Pacific Continental Corp	38,249
7,099		PacWest Bancorp	150,996
3,394	e	Park National Corp	234,967
7,499	*	Park Sterling Bank	32,846
892		Penns Woods Bancorp, Inc	35,314
3,243	*	Pennsylvania Commerce Bancorp, Inc	35,478
2,471		Peoples Bancorp, Inc	38,696
92,204		People’s United Financial, Inc	1,136,874
8,010	*	Pinnacle Financial Partners, Inc	134,888
125,937		PNC Financial Services Group, Inc	7,420,207
240,269	*	Popular, Inc	377,222
14,102		PrivateBancorp, Inc	199,402
10,997		Prosperity Bancshares, Inc	456,485
14,194		Provident Financial Services, Inc	196,445
8,912		Provident New York Bancorp	73,613
31,696	e	Radian Group, Inc	87,164
296,973		Regions Financial Corp	1,550,199
5,865		Renasant Corp	92,550
2,321		Republic Bancorp, Inc (Class A)	58,977
6,915		Rockville Financial, Inc	75,235
2,561		Roma Financial Corp	26,430
6,570		S&T Bancorp, Inc	142,635
2,818	e	S.Y. Bancorp, Inc	61,799
5,645		Sandy Spring Bancorp, Inc	103,078
3,269		SCBT Financial Corp	101,110
16,989	*	Seacoast Banking Corp of Florida	28,032

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

1,188	e	Sierra Bancorp	$10,846
10,813	*	Signature Bank	628,776
4,057		Simmons First National Corp (Class A)	111,770
3,852		Southside Bancshares, Inc	82,433
3,920	*	Southwest Bancorp, Inc	32,732
7,405	*	State Bank & Trust Co	118,406
5,377		StellarOne Corp	66,030
7,252		Sterling Bancorp	69,257
6,285	*	Sterling Financial Corp	115,393
2,269		Suffolk Bancorp	27,591
8,811	*	Sun Bancorp, Inc	25,728
128,789		SunTrust Banks, Inc	2,649,190
36,774		Susquehanna Bancshares, Inc	336,114
10,078	*	SVB Financial Group	584,927
184,529		Synovus Financial Corp	321,080
2,961	*,e	Taylor Capital Group, Inc	36,628
37,416		TCF Financial Corp	375,657
2,926		Territorial Bancorp, Inc	60,510
8,725	*	Texas Capital Bancshares, Inc	276,757
18,725	*	TFS Financial Corp	168,525
6,853	*	The Bancorp, Inc	54,961
2,461	e	Tompkins Trustco, Inc	99,523
2,455		Tower Bancorp, Inc	75,589
5,706	e	TowneBank	75,319
3,287	e	Trico Bancshares	49,108
21,797		Trustco Bank Corp NY	121,845
15,006		Trustmark Corp	353,691
7,505		UMB Financial Corp	289,543
26,916		Umpqua Holdings Corp	327,568
4,373		Union Bankshares Corp	60,085
11,770	e	United Bankshares, Inc	328,501
9,743	*,e	United Community Banks, Inc	73,949
3,593		United Financial Bancorp, Inc	57,991
3,928		Univest Corp of Pennsylvania	58,213
461,317		US Bancorp	13,018,365
43,447		Valley National Bancorp	517,888
8,161		ViewPoint Financial Group	110,908
5,488	*	Virginia Commerce Bancorp	48,624
2,520	*	Walker & Dunlop, Inc	29,938
3,589		Washington Banking Co	47,518
26,051		Washington Federal, Inc	410,564
3,332		Washington Trust Bancorp, Inc	82,267
16,945		Webster Financial Corp	359,234
1,175,874		Wells Fargo & Co	34,347,279
5,415		WesBanco, Inc	108,083
3,645		West Bancorporation, Inc	35,429
4,520	*	West Coast Bancorp	72,230
7,837		Westamerica Bancorporation	364,029
16,291	*	Western Alliance Bancorp	130,165
6,575		Westfield Financial, Inc	52,534
14,423	*	Wilshire Bancorp, Inc	50,481
8,202		Wintrust Financial Corp	251,391

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

1,501		WSFS Financial Corp	$58,404
43,259		Zions Bancorporation	728,482

		TOTAL BANKS	109,374,509

CAPITAL GOODS - 8.7%
170,086		3M Co	14,748,157
8,963		A.O. Smith Corp	380,748
20,427	*,e	A123 Systems, Inc	44,327
4,398	e	Aaon, Inc	89,060
9,346		AAR Corp	198,042
9,533	*	Accuride Corp	71,402
6,233		Aceto Corp	45,750
18,755	*	Active Power, Inc	16,148
16,167		Actuant Corp (Class A)	409,833
10,184		Acuity Brands, Inc	593,014
28,042	*	Aecom Technology Corp	641,881
9,267	*	Aegion Corp	158,188
3,965	*	Aerovironment, Inc	110,505
22,394	*	AGCO Corp	1,140,526
8,161	*,e	Air Lease Corp	206,147
13,659		Aircastle Ltd	192,592
1,559		Alamo Group, Inc	45,367
6,492		Albany International Corp (Class A)	155,938
8,516		Alliant Techsystems, Inc	505,936
6,299	*	Altra Holdings, Inc	120,878
4,150	*	Ameresco, Inc	54,407
2,280	*	American Railcar Industries, Inc	59,508
2,127		American Science & Engineering, Inc	152,081
9,709	*,e	American Superconductor Corp	49,030
2,190		American Woodmark Corp	31,142
38,274		Ametek, Inc	1,798,878
1,999		Ampco-Pittsburgh Corp	42,879
6,576		Apogee Enterprises, Inc	90,420
9,961		Applied Industrial Technologies, Inc	384,295
1,844		Argan, Inc	26,738
4,953		Armstrong World Industries, Inc	231,305
31,755	*	ArvinMeritor, Inc	199,421
4,668	*	Astec Industries, Inc	157,872
2,410	*	Astronics Corp	80,277
2,938		AZZ, Inc	144,226
27,568	*	Babcock & Wilcox Co	685,065
3,536		Badger Meter, Inc	113,647
12,789		Barnes Group, Inc	323,434
22,813	*	BE Aerospace, Inc	962,709
10,793	*	Beacon Roofing Supply, Inc	246,728
11,122		Belden CDT, Inc	436,094
1,739	*	Berliner Communications, Inc	5,913
11,417	*	Blount International, Inc	187,467
176,768		Boeing Co	13,112,649
11,144		Brady Corp (Class A)	360,731
11,871		Briggs & Stratton Corp	185,306
24,260	*,e	Broadwind Energy, Inc	16,497

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

10,284	*,e	Builders FirstSource, Inc	$26,019
2,842	*	CAI International, Inc	49,508
60,193	*,e	Capstone Turbine Corp	71,630
14,370		Carlisle Cos, Inc	685,880
2,150		Cascade Corp	122,163
154,295		Caterpillar, Inc	16,836,670
5,843	*	Ceradyne, Inc	193,345
6,904	*	Chart Industries, Inc	384,967
23,510		Chicago Bridge & Iron Co NV (ADR)	1,001,056
4,044		CIRCOR International, Inc	153,308
11,833		Clarcor, Inc	608,335
6,243	*	CNH Global NV	260,583
1,958	*	Coleman Cable, Inc	21,009
10,808	*,e	Colfax Corp	328,131
4,513	*	Columbus McKinnon Corp	71,982
8,888		Comfort Systems USA, Inc	106,300
6,882	*	Commercial Vehicle Group, Inc	86,094
38,802		Cooper Industries plc	2,293,974
11,436		Crane Co	548,928
3,711		Cubic Corp	171,597
46,929		Cummins, Inc	4,880,616
10,896		Curtiss-Wright Corp	407,075
130,925		Danaher Corp	6,874,872
100,225		Deere & Co	8,634,384
8,274	*	DigitalGlobe, Inc	129,819
18,485		Donaldson Co, Inc	1,336,466
4,371		Douglas Dynamics, Inc	59,489
44,418		Dover Corp	2,816,545
2,467		Ducommun, Inc	35,648
2,035	*	DXP Enterprises, Inc	68,641
8,293	*	Dycom Industries, Inc	177,221
3,119		Dynamic Materials Corp	68,930
81,426		Eaton Corp	3,992,317
15,448		EMCOR Group, Inc	445,366
179,173		Emerson Electric Co	9,205,908
6,280		Encore Wire Corp	171,444
9,284	*,e	Energy Recovery, Inc	22,931
11,823	*	EnerSys	342,631
4,857	*	EnPro Industries, Inc	171,501
6,242		ESCO Technologies, Inc	187,697
2,708	*,e	Essex Rental Corp	7,664
7,169	*	Esterline Technologies Corp	438,384
43,202		Exelis, Inc	431,588
70,354	e	Fastenal Co	3,284,125
14,588		Federal Signal Corp	61,707
9,555	*	Flow International Corp	36,022
13,521		Flowserve Corp	1,489,609
41,962		Fluor Corp	2,359,943
36,254	*	Fortune Brands Home & Security, Inc	673,237
5,447		Franklin Electric Co, Inc	272,677
2,798	*	Freightcar America, Inc	60,745
27,020	*,e	FuelCell Energy, Inc	26,480

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

8,667	*	Furmanite Corp	$66,823
12,295		Gardner Denver, Inc	917,207
10,891		GATX Corp	467,660
13,786	*	GenCorp, Inc	75,685
5,849	*	Generac Holdings, Inc	169,972
12,325	*	General Cable Corp	380,350
79,510		General Dynamics Corp	5,498,912
2,534,632		General Electric Co	47,422,965
5,202	*	GeoEye, Inc	113,976
7,124	*	Gibraltar Industries, Inc	111,633
3,692	*	Global Power Equipment Group, Inc	94,700
29,949		Goodrich Corp	3,736,138
3,568		Gorman-Rupp Co	111,964
14,244		Graco, Inc	654,939
30,150	*	GrafTech International Ltd	495,063
2,305		Graham Corp	50,295
9,084		Granite Construction, Inc	241,907
13,800		Great Lakes Dredge & Dock Corp	88,320
4,615	*	Greenbrier Cos, Inc	102,684
11,191		Griffon Corp	111,574
6,695	*	H&E Equipment Services, Inc	113,748
18,956		Harsco Corp	421,392
9,792	e	Heico Corp	544,435
23,054	*	Hexcel Corp	577,964
187,594		Honeywell International, Inc	10,887,955
4,160		Houston Wire & Cable Co	59,363
14,892		Hubbell, Inc (Class B)	1,071,628
11,454	*	Huntington Ingalls	431,587
1,508	*	Hurco Cos, Inc	35,544
20,471		IDEX Corp	829,485
12,136	*	II-VI, Inc	279,249
106,429		Illinois Tool Works, Inc	5,643,930
75,078		Ingersoll-Rand plc	2,623,225
4,124		Insteel Industries, Inc	52,787
7,826	*	Interline Brands, Inc	133,120
22,326		ITT Corp	485,367
30,622	*	Jacobs Engineering Group, Inc	1,370,641
6,721		John Bean Technologies Corp	110,292
24,659		Joy Global, Inc	2,236,325
2,886	*	Kadant, Inc	70,014
6,158		Kaman Corp	191,945
7,664		Kaydon Corp	261,496
35,647		KBR, Inc	1,145,695
19,243		Kennametal, Inc	829,566
4,315	*,e	KEYW Holding Corp	32,794
7,770	*	Kratos Defense & Security Solutions, Inc	52,758
24,947		L-3 Communications Holdings, Inc	1,764,751
427		Lawson Products, Inc	7,169
4,606	*	Layne Christensen Co	106,997
2,227		LB Foster Co (Class A)	66,476
12,555		Lennox International, Inc	454,491
20,978		Lincoln Electric Holdings, Inc	901,005

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

2,960		Lindsay Manufacturing Co	$180,945
2,139	*	LMI Aerospace, Inc	42,331
63,460		Lockheed Martin Corp	5,224,027
4,562		LSI Industries, Inc	32,436
4,022	*	Lydall, Inc	37,887
35,685		Manitowoc Co, Inc	479,606
84,429		Masco Corp	1,019,057
13,339	*	Mastec, Inc	217,292
3,435		Met-Pro Corp	36,033
1,952	*	Michael Baker Corp	47,804
4,929	*	Middleby Corp	473,923
2,777		Miller Industries, Inc	45,293
10,660	*	Moog, Inc (Class A)	454,329
10,408		MSC Industrial Direct Co (Class A)	791,216
8,910		Mueller Industries, Inc	393,911
40,545		Mueller Water Products, Inc (Class A)	111,093
4,712	*	MYR Group, Inc	94,146
1,369		Nacco Industries, Inc (Class A)	139,912
1,153	e	National Presto Industries, Inc	112,671
17,502	*	Navistar International Corp	757,662
4,640	*	NCI Building Systems, Inc	54,334
5,874	*	NN, Inc	45,876
14,234		Nordson Corp	645,370
62,175		Northrop Grumman Corp	3,609,259
2,182	*	Northwest Pipe Co	49,771
13,725	*	Orbital Sciences Corp	198,875
6,344	*	Orion Marine Group, Inc	45,931
21,482	*	Oshkosh Truck Corp	521,583
29,393	*	Owens Corning, Inc	992,013
87,146		Paccar, Inc	3,851,853
27,365		Pall Corp	1,633,143
35,638		Parker Hannifin Corp	2,875,274
23,158		Pentair, Inc	852,678
7,330		Perini Corp	111,343
3,814	*	Pike Electric Corp	30,359
4,110	*,e	PMFG, Inc	90,502
9,220	*,e	Polypore International, Inc	351,098
2,064	*	Powell Industries, Inc	71,435
4,414	*	PowerSecure International, Inc	27,941
34,179		Precision Castparts Corp	5,594,419
562		Preformed Line Products Co	36,316
7,136		Primoris Services Corp	113,534
8,916		Quanex Building Products Corp	146,490
52,593	*	Quanta Services, Inc	1,136,009
4,233		Raven Industries, Inc	274,679
84,921		Raytheon Co	4,075,359
6,288	*	RBC Bearings, Inc	284,721
9,091		Regal-Beloit Corp	516,096
9,274		Robbins & Myers, Inc	450,345
34,603		Rockwell Automation, Inc	2,694,536
37,156		Rockwell Collins, Inc	2,150,961
23,166		Roper Industries, Inc	2,163,473

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

16,012	*	RSC Holdings, Inc	$339,294
7,591	*	Rush Enterprises, Inc (Class A)	174,669
32,704	*,e	SatCon Technology Corp	17,058
2,728	*	Sauer-Danfoss, Inc	137,491
98		Seaboard Corp	190,269
2,590		SeaCube Container Leasing Ltd	39,990
17,017	*	Shaw Group, Inc	461,841
9,758		Simpson Manufacturing Co, Inc	315,964
14,253		Snap-On, Inc	805,437
27,580	*	Spirit Aerosystems Holdings, Inc (Class A)	627,169
11,803		SPX Corp	821,843
2,927		Standex International Corp	117,343
40,293		Stanley Works	2,827,763
3,857	*	Sterling Construction Co, Inc	46,323
4,692		Sun Hydraulics Corp	131,798
5,185		TAL International Group, Inc	172,712
14,221	*	Taser International, Inc	67,692
3,029	*	Tecumseh Products Co (Class A)	15,206
8,620	*	Teledyne Technologies, Inc	489,271
4,492		Tennant Co	172,852
29,008	*,e	Terex Corp	574,358
2,678	e	Textainer Group Holdings Ltd	84,598
65,462		Textron, Inc	1,667,972
2,348	*	Thermon Group Holdings	41,137
12,319	*	Thomas & Betts Corp	879,453
20,610		Timken Co	1,006,386
9,947	e	Titan International, Inc	240,121
3,616	*	Titan Machinery, Inc	89,460
8,154		Toro Co	516,882
12,267	*	TransDigm Group, Inc	1,282,270
3,662	*,e	Trex Co, Inc	90,891
5,996	*	Trimas Corp	129,933
18,797		Trinity Industries, Inc	591,354
8,848		Triumph Group, Inc	553,619
1,984	e	Twin Disc, Inc	61,365
112,278		Tyco International Ltd	5,720,564
14,934	*,e	United Rentals, Inc	571,076
219,006		United Technologies Corp	17,159,119
4,571		Universal Forest Products, Inc	145,221
18,542	*	URS Corp	763,003
20,634	*,e	USG Corp	264,941
16,941	*,e	Valence Technology, Inc	16,263
5,330		Valmont Industries, Inc	559,170
4,588		Vicor Corp	40,971
13,729		W.W. Grainger, Inc	2,618,669
22,351	*	Wabash National Corp	198,253
15,897	*	WABCO Holdings, Inc	824,259
6,616		Watsco, Inc	456,306
7,074		Watts Water Technologies, Inc (Class A)	272,703
10,165	*	WESCO International, Inc	639,175
12,047		Westinghouse Air Brake Technologies Corp	828,713
14,413		Woodward Governor Co	605,058

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

2,573	*	Xerium Technologies, Inc	$22,462
44,212		Xylem, Inc	1,145,533

		TOTAL CAPITAL GOODS	302,932,673

COMMERCIAL & PROFESSIONAL SERVICES - 0.9%
12,449		ABM Industries, Inc	270,143
10,043	*	Acacia Research (Acacia Technologies)	413,370
12,743	*	ACCO Brands Corp	135,331
5,378		Administaff, Inc	150,692
3,711	*	Advisory Board Co	283,075
4,294		American Ecology Corp	80,384
16,778	*	American Reprographics Co	100,836
2,244	*	AT Cross Co	22,260
25,164		Avery Dennison Corp	683,203
1,784		Barrett Business Services, Inc	34,342
10,960		Brink’s Co	308,962
5,927	*	Casella Waste Systems, Inc (Class A)	40,718
9,248	*	CBIZ, Inc	57,985
2,986		CDI Corp	44,700
12,933	*,e	Cenveo, Inc	43,326
26,487		Cintas Corp	981,343
11,802	*	Clean Harbors, Inc	748,837
2,110	*	Consolidated Graphics, Inc	107,167
19,839	*,e	Coolbrands International, Inc	69,635
14,153	*	Copart, Inc	665,757
8,113		Corporate Executive Board Co	319,084
25,211	*	Corrections Corp of America	593,215
5,928	*	CoStar Group, Inc	335,940
2,406		Courier Corp	29,762
26,670		Covanta Holding Corp	381,114
2,534	*	CRA International, Inc	54,760
12,076		Deluxe Corp	308,783
7,126	*	Dolan Media Co	67,198
11,674		Dun & Bradstreet Corp	966,724
3,781	*	Encore Capital Group, Inc	88,854
18,779	*	EnergySolutions, Inc	66,853
5,456	*,e	EnerNOC, Inc	49,922
6,102		Ennis, Inc	100,927
28,906		Equifax, Inc	1,126,467
3,281	*	Exponent, Inc	160,277
3,128	*	Franklin Covey Co	27,526
9,902	*	FTI Consulting, Inc	424,004
4,274	*	Fuel Tech, Inc	25,772
4,387		G & K Services, Inc (Class A)	144,157
15,267	*	Geo Group, Inc	268,394
3,480	*	GP Strategies Corp	51,156
15,569		Healthcare Services Group	290,985
4,166		Heidrick & Struggles International, Inc	91,569
1,106	*	Heritage-Crystal Clean, Inc	22,761
13,439		Herman Miller, Inc	283,832
5,875	*	Hill International, Inc	34,956
10,501		HNI Corp	284,892

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

7,682	*	Hudson Highland Group, Inc	$41,099
5,199	*	Huron Consulting Group, Inc	194,859
4,608	*	ICF International, Inc	130,591
35,425	*	ICO Global Communications Holdings Ltd	94,585
12,178	*	IHS, Inc (Class A)	1,089,687
6,040	*,e	Innerworkings, Inc	66,621
12,361		Interface, Inc (Class A)	164,278
2,152		Intersections, Inc	26,427
42,396		Iron Mountain, Inc	1,306,645
6,759	*	KAR Auction Services, Inc	99,628
6,249		Kelly Services, Inc (Class A)	100,984
7,906	*	Kforce, Inc	98,351
7,420		Kimball International, Inc (Class B)	45,188
11,224		Knoll, Inc	179,135
11,051	*	Korn/Ferry International	181,568
19,375		Manpower, Inc	777,131
5,691		McGrath RentCorp	181,201
9,427	*	Metalico, Inc	34,314
6,372		Mine Safety Appliances Co	217,540
3,870	*	Mistras Group, Inc	87,152
8,620	*	Mobile Mini, Inc	179,296
2,673		Multi-Color Corp	61,238
12,111	*	Navigant Consulting, Inc	155,142
18,940	*	Nielsen Holdings NV	548,881
2,057		NL Industries, Inc	28,428
17,076	*,e	Odyssey Marine Exploration, Inc	58,571
8,669	*	On Assignment, Inc	97,179
42,668	e	Pitney Bowes, Inc	809,412
4,011	*	Portfolio Recovery Associates, Inc	260,514
5,922	e	Quad	69,584
44,148	e	R.R. Donnelley & Sons Co	501,521
75,461		Republic Services, Inc	2,209,498
10,867		Resources Connection, Inc	134,968
34,584		Robert Half International, Inc	957,631
14,907		Rollins, Inc	318,861
2,236	*	RPX Corp	37,878
2,764		Schawk, Inc (Class A)	37,148
3,772	*,e	School Specialty, Inc	12,146
3,701	*	Standard Parking Corp	65,434
18,713		Steelcase, Inc (Class A)	162,990
20,756	*	Stericycle, Inc	1,743,919
9,813	*	SYKES Enterprises, Inc	172,022
4,565	*	Team, Inc	133,252
14,616	*	Tetra Tech, Inc	338,068
3,021	*	TMS International Corp	32,083
13,456		Towers Watson & Co	804,669
4,150	*	TRC Cos, Inc	25,772
10,418	*	TrueBlue, Inc	172,001
3,315		Unifirst Corp	200,160
10,786		United Stationers, Inc	348,711
29,317	*	Verisk Analytics, Inc	1,174,731
4,776		Viad Corp	96,618

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

962		VSE Corp	$25,214
28,241		Waste Connections, Inc	912,467
113,145		Waste Management, Inc	3,932,920
2,572	*	WCA Waste Corp	16,667

		TOTAL COMMERCIAL & PROFESSIONAL SERVICES	33,794,528

CONSUMER DURABLES & APPAREL - 1.4%
9,498	e	American Greetings Corp (Class A)	136,486
4,122	*	Arctic Cat, Inc	123,000
15,899	*	Ascena Retail Group, Inc	562,348
26,395	*,e	Beazer Homes USA, Inc	80,505
1,224		Blyth, Inc	77,051
21,008		Brunswick Corp	448,311
18,575		Callaway Golf Co	124,453
11,593	*	Carter’s, Inc	485,979
1,594	*	Cavco Industries, Inc	72,559
2,546	e	Cherokee, Inc	27,420
3,097	*	Clarus Corp	24,838
69,742		Coach, Inc	4,885,427
2,682	e	Columbia Sportswear Co	122,970
23,558	*	CROCS, Inc	448,073
1,902		CSS Industries, Inc	40,741
9,119	*	Deckers Outdoor Corp	737,271
1,652	*	Delta Apparel, Inc	25,276
66,223		DR Horton, Inc	921,824
5,682		Ethan Allen Interiors, Inc	134,095
12,323	*	Fossil, Inc	1,171,301
10,025	*	Furniture Brands International, Inc	16,942
25,222	e	Garmin Ltd	1,051,757
3,878	*	G-III Apparel Group Ltd	88,535
23,837	*	Hanesbrands, Inc	586,390
16,474		Harman International Industries, Inc	695,203
28,631		Hasbro, Inc	999,508
7,232	*	Helen of Troy Ltd	232,653
24,146	*,e	Hovnanian Enterprises, Inc (Class A)	58,433
16,511	*	Iconix Brand Group, Inc	303,968
5,578	*,e	iRobot Corp	184,297
6,746	e	Jakks Pacific, Inc	103,079
21,551		Jarden Corp	726,053
618	*	Johnson Outdoors, Inc	10,512
20,719		Jones Apparel Group, Inc	189,164
18,455	e	KB Home	166,464
1,771	*	Kenneth Cole Productions, Inc (Class A)	21,766
6,147	*,e	K-Swiss, Inc (Class A)	20,777
12,201	*	La-Z-Boy, Inc	160,809
9,751	*	Leapfrog Enterprises, Inc	56,458
33,654		Leggett & Platt, Inc	722,215
38,041	e	Lennar Corp (Class A)	817,501
4,653	*	Libbey, Inc	70,074
2,169		Lifetime Brands, Inc	25,703
22,492	*,e	Liz Claiborne, Inc	209,176
4,392	*	M/I Homes, Inc	49,849

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

5,497	*,e	Maidenform Brands, Inc	$109,940
589	*	Marine Products Corp	3,516
83,400		Mattel, Inc	2,585,401
8,868		MDC Holdings, Inc	175,764
6,583	*	Meritage Homes Corp	159,309
13,371	*	Mohawk Industries, Inc	817,770
4,061		Movado Group, Inc	74,763
68,602		Newell Rubbermaid, Inc	1,267,080
85,132		Nike, Inc (Class B)	8,852,877
1,247	*	NVR, Inc	864,483
3,026		Oxford Industries, Inc	154,114
3,041	*	Perry Ellis International, Inc	47,257
14,345		Phillips-Van Heusen Corp	1,107,291
15,256		Polaris Industries, Inc	982,486
11,292		Pool Corp	384,267
81,233	*	Pulte Homes, Inc	605,186
31,324	*	Quiksilver, Inc	139,705
14,827		Ralph Lauren Corp	2,253,704
1,185		RG Barry Corp	14,504
10,550	e	Ryland Group, Inc	192,010
8,861	*,e	Sealy Corp	12,848
8,874	*	Skechers U.S.A., Inc (Class A)	107,908
2,270	*,e	Skullcandy, Inc	30,532
1,609		Skyline Corp	9,992
14,128	*	Smith & Wesson Holding Corp	72,618
32,930	*,e	Standard-Pacific Corp	119,865
1,543	*	Steinway Musical Instruments, Inc	38,498
8,883	*	Steven Madden Ltd	365,447
4,448		Sturm Ruger & Co, Inc	176,363
3,119	*	Summer Infant, Inc	16,718
16,208	*	Tempur-Pedic International, Inc	1,081,236
34,730	*	Toll Brothers, Inc	757,461
6,047	*	True Religion Apparel, Inc	219,143
14,689		Tupperware Corp	923,057
8,641	*,e	Under Armour, Inc (Class A)	687,996
3,035	*	Unifi, Inc	29,531
3,522	*	Universal Electronics, Inc	65,157
4,664	*,e	Vera Bradley, Inc	167,064
20,756		VF Corp	2,729,206
10,331	*	Warnaco Group, Inc	601,781
1,677		Weyco Group, Inc	42,361
18,764		Whirlpool Corp	1,019,260
11,661		Wolverine World Wide, Inc	455,828
6,193	*,e	Zagg, Inc	61,806

		TOTAL CONSUMER DURABLES & APPAREL	48,800,317

CONSUMER SERVICES - 2.3%
5,804	*	AFC Enterprises	97,797
4,147		Ambassadors Group, Inc	18,703
4,192	*	American Public Education, Inc	168,518
7,566		Ameristar Casinos, Inc	147,991
27,070	*	Apollo Group, Inc (Class A)	1,418,738

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

3,053	*,e	Archipelago Learning, Inc	$31,721
3,374	*	Ascent Media Corp (Series A)	159,894
10,160	*	Bally Technologies, Inc	428,955
3,115		Benihana, Inc	34,047
5,644	*	BJ’s Restaurants, Inc	282,369
7,108		Bob Evans Farms, Inc	251,126
15,036	*,e	Boyd Gaming Corp	131,866
4,516	*	Bravo Brio Restaurant Group, Inc	86,933
4,220	*,e	Bridgepoint Education, Inc	103,770
20,068		Brinker International, Inc	518,758
4,306	*	Buffalo Wild Wings, Inc	286,607
2,258	*	Cambium Learning Group, Inc	7,271
3,393	*,e	Capella Education Co	143,626
14,486	*	Career Education Corp	146,453
3,041	*	Caribou Coffee Co, Inc	51,575
102,228		Carnival Corp	3,087,286
2,952	*	Carrols Restaurant Group, Inc	33,387
5,383		CBRL Group, Inc	282,446
4,662		CEC Entertainment, Inc	163,963
13,585	*	Cheesecake Factory	401,844
7,377	*	Chipotle Mexican Grill, Inc (Class A)	2,709,498
8,134		Choice Hotels International, Inc	295,590
2,939		Churchill Downs, Inc	164,437
7,392	*,e	Coinstar, Inc	367,604
18,354	*,e	Corinthian Colleges, Inc	55,246
32,182		Darden Restaurants, Inc	1,476,188
23,191	*	Denny’s Corp	99,489
16,214		DeVry, Inc	612,241
3,644	*	DineEquity, Inc	173,163
13,732	*	Domino’s Pizza, Inc	448,350
6,020	*,e	Dunkin Brands Group, Inc	166,453
9,019	*,e	Education Management Corp	230,255
1,390		Einstein Noah Restaurant Group, Inc	20,697
8,410	*	Gaylord Entertainment Co	235,901
6,724	*	Grand Canyon Education, Inc	112,829
71,883		H&R Block, Inc	1,176,005
14,707		Hillenbrand, Inc	344,879
10,388	*	Hyatt Hotels Corp	442,737
70,654		International Game Technology	1,125,518
6,901		International Speedway Corp (Class A)	177,977
9,424	*	Interval Leisure Group, Inc	128,166
4,780	*	Isle of Capri Casinos, Inc	24,282
6,298	*,e	ITT Educational Services, Inc	414,849
10,887	*	Jack in the Box, Inc	230,804
15,452	*,e	Jamba, Inc	24,105
6,107	*,e	K12, Inc	136,736
13,779	*	Krispy Kreme Doughnuts, Inc	101,000
94,031	*	Las Vegas Sands Corp	4,617,862
9,952	*	Life Time Fitness, Inc	489,041
5,294		Lincoln Educational Services Corp	46,217
4,408	*	Luby’s, Inc	23,010
2,781		Mac-Gray Corp	38,767

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

4,779		Marcus Corp	$57,874
61,255		Marriott International, Inc (Class A)	2,110,235
6,125	*	Marriott Vacations Worldwide Corp	127,094
6,919		Matthews International Corp (Class A)	228,050
248,135		McDonald’s Corp	24,577,773
84,939	*	MGM Mirage	1,108,454
1,611	*	Monarch Casino & Resort, Inc	17,157
5,278	*	Morgans Hotel Group Co	29,768
6,302	*	Multimedia Games, Inc	47,580
1,032		National American University Holdings, Inc	7,802
5,024	*,e	O’Charleys, Inc	32,606
22,408	*	Orient-Express Hotels Ltd (Class A)	189,572
6,821	*	Panera Bread Co (Class A)	1,011,213
4,628	*	Papa John’s International, Inc	179,289
3,880	*,e	Peet’s Coffee & Tea, Inc	235,982
15,926	*	Penn National Gaming, Inc	652,010
5,345		PF Chang’s China Bistro, Inc	174,033
14,581	*	Pinnacle Entertainment, Inc	141,436
3,432	*	Red Lion Hotels Corp	25,122
3,048	*	Red Robin Gourmet Burgers, Inc	93,604
13,593	e	Regis Corp	232,984
31,755		Royal Caribbean Cruises Ltd	863,101
15,302	*	Ruby Tuesday, Inc	114,918
8,255	*	Ruth’s Chris Steak House, Inc	51,098
13,649	*	Scientific Games Corp (Class A)	152,732
56,030		Service Corp International	621,932
12,671	*	Shuffle Master, Inc	162,189
9,806		Six Flags Entertainment Corp	429,797
14,508	*	Sonic Corp	99,380
15,958		Sotheby’s (Class A)	535,072
2,767		Speedway Motorsports, Inc	44,355
178,546		Starbucks Corp	8,557,711
46,107		Starwood Hotels & Resorts Worldwide, Inc	2,500,844
282	*	Steak N Shake Co	111,655
3,516	*	Steiner Leisure Ltd	173,620
18,477	e	Stewart Enterprises, Inc (Class A)	113,634
2,872	e	Strayer Education, Inc	312,474
14,796		Texas Roadhouse, Inc (Class A)	224,307
4,804	*	Town Sports International Holdings, Inc	42,611
5,013		Universal Technical Institute, Inc	69,931
8,461		Vail Resorts, Inc	368,984
6,876	e	Weight Watchers International, Inc	523,470
70,508		Wendy’s	330,683
13,496	*	WMS Industries, Inc	295,427
36,586		Wyndham Worldwide Corp	1,454,659
18,715		Wynn Resorts Ltd	2,156,529
111,040		Yum! Brands, Inc	7,032,163

		TOTAL CONSUMER SERVICES	83,818,454

DIVERSIFIED FINANCIALS - 5.7%
12,963		Advance America Cash Advance Centers, Inc	102,019
12,260	*	Affiliated Managers Group, Inc	1,232,253

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

82,810	*	American Capital Ltd	$680,698
251,575		American Express Co	12,613,971
53,742		Ameriprise Financial, Inc	2,877,884
46,012		Apollo Investment Corp	354,753
48,050		Ares Capital Corp	761,593
7,356	e	Artio Global Investors, Inc	33,028
2,415,007		Bank of America Corp	17,219,000
296,822		Bank of New York Mellon Corp	5,975,027
17,752		BGC Partners, Inc (Class A)	111,128
17,125	e	BlackRock Kelso Capital Corp	155,324
20,428		BlackRock, Inc	3,717,896
22,141	*	Broadpoint Securities Group, Inc	36,975
4,446		Calamos Asset Management, Inc (Class A)	55,531
110,164		Capital One Financial Corp	5,040,003
679		Capital Southwest Corp	60,254
6,917		Cash America International, Inc	303,380
12,379		CBOE Holdings, Inc	316,779
251,305		Charles Schwab Corp	2,927,703
692,925		Citigroup, Inc	21,286,656
15,948		CME Group, Inc	3,819,705
4,188	e	Cohen & Steers, Inc	141,429
9,483		Compass Diversified Trust	132,952
17,302	*	Cowen Group, Inc	46,715
1,565	*	Credit Acceptance Corp	132,117
1,981	*	Deerfield Capital Corp	11,133
598		Diamond Hill Investment Group, Inc	45,693
130,327		Discover Financial Services	3,542,288
10,193	*	Dollar Financial Corp	200,802
7,122		Duff & Phelps Corp	109,180
59,100	*	E*Trade Financial Corp	484,029
27,970	e	Eaton Vance Corp	718,549
3,460		Epoch Holding Corp	82,383
4,946		Evercore Partners, Inc (Class A)	139,428
11,014	*	Ezcorp, Inc (Class A)	295,395
7,188	*	FBR Capital Markets Corp	15,742
21,336	e	Federated Investors, Inc (Class B)	364,419
17,033	e	Fifth Street Finance Corp	165,901
8,988	*,e	Financial Engines, Inc	215,263
7,348	*	First Cash Financial Services, Inc	295,757
11,052	*	First Marblehead Corp	13,926
34,717		Franklin Resources, Inc	3,683,474
941		Friedman Billings Ramsey Group, Inc (Class A)	21,078
4,070	e	FXCM, Inc	42,816
1,584		GAMCO Investors, Inc (Class A)	73,656
16,578		GFI Group, Inc	76,756
4,932		Gladstone Capital Corp	44,141
2,486		Gladstone Investment Corp	20,211
123,996		Goldman Sachs Group, Inc	13,821,835
2,397	e	Golub Capital BDC, Inc	36,626
5,200	*,e	Green Dot Corp	147,576
7,003	e	Greenhill & Co, Inc	326,060
7,261	*	Harris & Harris Group, Inc	32,094

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

10,270		Hercules Technology Growth Capital, Inc	$97,873
6,813	*	HFF, Inc (Class A)	96,131
2,600	*	Imperial Holdings, Inc	6,162
8,578		Interactive Brokers Group, Inc (Class A)	129,699
17,708	*	IntercontinentalExchange, Inc	2,027,212
3,106	*	International Assets Holding Corp	79,762
8,688	*	Internet Capital Group, Inc	77,931
111,259		Invesco Ltd	2,511,116
9,712	*	Investment Technology Group, Inc	110,134
14,000	e	iShares Russell 2000 Index Fund	1,106,980
120,342	e	iShares Russell 3000 Index Fund	9,379,456
44,295		Janus Capital Group, Inc	348,602
31,862	e	Jefferies Group, Inc	484,621
3,555		JMP Group, Inc	26,236
949,978		JPMorgan Chase & Co	35,434,180
8,489	e	KBW, Inc	147,114
23,702	*	Knight Capital Group, Inc (Class A)	307,889
3,090		Kohlberg Capital Corp	21,599
29,673	*,e	Ladenburg Thalmann Financial Services, Inc	66,468
26,067		Lazard Ltd (Class A)	748,644
35,109		Legg Mason, Inc	894,226
46,404		Leucadia National Corp	1,288,175
8,038	*	LPL Investment Holdings, Inc	264,048
5,380	e	Main Street Capital Corp	119,059
2,900	*	Manning & Napier, Inc	38,425
6,728		MarketAxess Holdings, Inc	208,904
2,025		Marlin Business Services Corp	28,978
18,072		MCG Capital Corp	84,577
3,440		Medallion Financial Corp	38,150
2,610		Medley Capital Corp	29,049
47,001		Moody’s Corp	1,749,847
369,018		Morgan Stanley	6,882,186
28,220	*	MSCI, Inc (Class A)	919,408
5,622		MVC Capital, Inc	70,500
29,099	*	Nasdaq Stock Market, Inc	721,073
6,046		Nelnet, Inc (Class A)	149,034
6,980	*,e	Netspend Holdings, Inc	60,935
1,703		New Mountain Finance Corp	22,531
6,395	*	NewStar Financial, Inc	62,159
5,067		NGP Capital Resources Co	39,421
2,274		Nicholas Financial, Inc	29,380
52,263		Northern Trust Corp	2,153,758
61,676		NYSE Euronext	1,638,115
2,422		Oppenheimer Holdings, Inc	42,240
10,694		PennantPark Investment Corp	110,255
13,275	*,e	PHH Corp	153,857
5,313	*	Pico Holdings, Inc	117,258
3,717	*	Piper Jaffray Cos	82,703
25,612	e	Prospect Capital Corp	264,316
2,515		Pzena Investment Management, Inc (Class A)	11,594
23,943		Raymond James Financial, Inc	838,005
4,852	*	Safeguard Scientifics, Inc	77,147

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

4,746		Sanders Morris Harris Group, Inc	$33,886
34,209		SEI Investments Co	628,419
127,551		SLM Corp	1,906,887
8,555		Solar Capital Ltd	195,482
1,810		Solar Senior Capital Ltd	29,503
84,000		SPDR Trust Series 1	11,021,641
120,279		State Street Corp	4,712,531
12,624	*	Stifel Financial Corp	455,221
6,844		SWS Group, Inc	50,303
61,873		T Rowe Price Group, Inc	3,578,734
51,511		TD Ameritrade Holding Corp	829,842
2,167		THL Credit, Inc	28,258
7,562		TICC Capital Corp	70,705
5,197		Triangle Capital Corp	101,238
1,278	*	Virtus Investment Partners, Inc	101,435
20,349		Waddell & Reed Financial, Inc (Class A)	558,580
6,299		Walter Investment Management Corp	117,917
1,456		Westwood Holdings Group, Inc	58,094
3,524	*	World Acceptance Corp	224,549

		TOTAL DIVERSIFIED FINANCIALS	202,261,331

ENERGY - 10.9%
34,508	*,e	Abraxas Petroleum Corp	129,405
2,677		Alon USA Energy, Inc	25,860
53,654	*	Alpha Natural Resources, Inc	1,079,518
4,135	*,e	Amyris Biotechnologies, Inc	37,091
118,677		Anadarko Petroleum Corp	9,579,607
91,433		Apache Corp	9,040,895
2,741	e	APCO Argentina, Inc	211,715
6,984	*	Approach Resources, Inc	245,348
50,178		Arch Coal, Inc	724,069
17,310	*,e	ATP Oil & Gas Corp	121,862
13,358	*	Atwood Oceanics, Inc	614,201
103,185		Baker Hughes, Inc	5,069,479
5,777	*	Basic Energy Services, Inc	104,044
12,136		Berry Petroleum Co (Class A)	546,241
11,134	*	Bill Barrett Corp	307,521
25,865	*,e	BPZ Energy, Inc	84,320
9,374		Bristow Group, Inc	459,888
3,780	*,e	C&J Energy Services, Inc	62,937
50,430		Cabot Oil & Gas Corp	1,608,717
38,469	*	Cal Dive International, Inc	115,792
9,210	*	Callon Petroleum Co	55,260
57,517	*	Cameron International Corp	3,059,904
4,548	e	CARBO Ceramics, Inc	442,293
9,185	*	Carrizo Oil & Gas, Inc	223,104
25,404	*	Cheniere Energy, Inc	324,917
156,132		Chesapeake Energy Corp	3,299,069
479,132		Chevron Corp	49,388,928
20,163		Cimarex Energy Co	1,177,116
1,478	*,e	Clayton Williams Energy, Inc	120,294
11,664	*,e	Clean Energy Fuels Corp	174,493

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

14,385	*	Cloud Peak Energy, Inc	$272,596
30,325	*	Cobalt International Energy, Inc	607,713
19,979	*	Complete Production Services, Inc	673,292
11,280	*	Comstock Resources, Inc	135,811
24,311	*	Concho Resources, Inc	2,593,011
315,221		ConocoPhillips	21,501,224
53,509		Consol Energy, Inc	1,912,412
3,664	*	Contango Oil & Gas Co	228,194
9,947	*,e	Continental Resources, Inc	802,524
11,184		Core Laboratories NV	1,188,076
3,146	*	Crimson Exploration, Inc	9,281
9,544		Crosstex Energy, Inc	119,873
20,829	*	CVR Energy, Inc	519,475
1,859	*	Dawson Geophysical Co	66,162
3,358		Delek US Holdings, Inc	42,277
94,790	*	Denbury Resources, Inc	1,787,739
101,347	*	Devon Energy Corp	6,466,952
10,137		DHT Maritime, Inc	10,745
15,736	e	Diamond Offshore Drilling, Inc	980,353
18,793	*	Dresser-Rand Group, Inc	962,765
8,094	*	Dril-Quip, Inc	533,961
183,601		El Paso Corp	4,933,359
14,489	*,e	Endeavour International Corp	153,294
16,946		Energen Corp	816,289
7,550	*	Energy Partners Ltd	120,649
17,690	*	Energy XXI Bermuda Ltd	580,763
63,743		EOG Resources, Inc	6,765,682
31,643		Equitable Resources, Inc	1,598,604
3,762	*	Evolution Petroleum Corp	33,708
35,184	e	EXCO Resources, Inc	276,546
20,607	*,e	Exterran Holdings, Inc	191,233
1,176,853	d	Exxon Mobil Corp	98,549,671
56,548	*	FMC Technologies, Inc	2,890,168
30,822	*	Forest Oil Corp	400,686
22,757	e	Frontline Ltd	114,468
13,849	*	FX Energy, Inc	76,446
16,732	*	Gastar Exploration Ltd	50,196
11,009	*,e	Geokinetics, Inc	25,871
4,918	*	Georesources, Inc	150,540
846	*,e	Gevo, Inc	7,343
4,252	*	Global Geophysical Services, Inc	38,311
19,829	*,e	GMX Resources, Inc	17,450
9,373		Golar LNG Ltd	384,293
6,130	*,e	Goodrich Petroleum Corp	105,804
4,860	*	Green Plains Renewable Energy, Inc	55,161
4,209		Gulf Island Fabrication, Inc	127,743
5,580	*	Gulfmark Offshore, Inc	255,118
11,526	*	Gulfport Energy Corp	378,860
219,541		Halliburton Co	8,074,718
7,942	*,e	Harvest Natural Resources, Inc	54,641
21,796	*,e	Heckmann Corp	111,378
25,000	*	Helix Energy Solutions Group, Inc	411,250

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

22,507		Helmerich & Payne, Inc	$1,388,907
38,002	*	Hercules Offshore, Inc	170,629
71,323		Hess Corp	4,015,485
45,068		Holly Corp	1,322,295
7,337	*,e	Hornbeck Offshore Services, Inc	239,847
5,409	e	Houston American Energy Corp	66,801
53,279	*,e	Hyperdynamics Corp	139,591
36,002	*	ION Geophysical Corp	267,495
139	*	Isramco, Inc	11,120
15,631	*,e	James River Coal Co	98,319
29,579	*	Key Energy Services, Inc	428,304
40,118	e	Kinder Morgan, Inc	1,302,631
3,630	*,e	KiOR, Inc (Class A)	44,758
5,151	e	Knightsbridge Tankers Ltd	77,677
66,335	*	Kodiak Oil & Gas Corp	601,658
7,741	*	Kosmos Energy LLC	97,227
10,766	*	L&L Energy, Inc	31,006
7,908		Lufkin Industries, Inc	594,840
32,606	*,e	Magnum Hunter Resources Corp	192,049
169,220		Marathon Oil Corp	5,311,816
85,250		Marathon Petroleum Corp	3,258,255
6,199	*	Matrix Service Co	72,156
55,328	*	McDermott International, Inc	672,788
26,691	*,e	McMoRan Exploration Co	313,085
23,204	*,e	Miller Petroleum, Inc	93,744
2,821	*	Mitcham Industries, Inc	61,949
45,521		Murphy Oil Corp	2,713,052
68,058	*	Nabors Industries Ltd	1,267,240
100,968		National Oilwell Varco, Inc	7,469,613
2,859	*	Natural Gas Services Group, Inc	39,426
32,585	*	Newfield Exploration Co	1,232,039
21,293	*	Newpark Resources, Inc	173,325
41,476		Noble Energy, Inc	4,175,389
11,098	e	Nordic American Tanker Shipping	153,818
14,834	*,e	Northern Oil And Gas, Inc	370,850
14,119	*,e	Oasis Petroleum, Inc	476,375
194,116		Occidental Petroleum Corp	19,366,953
25,530		Oceaneering International, Inc	1,240,503
12,074	*	Oil States International, Inc	962,177
6,304	e	Overseas Shipholding Group, Inc	80,124
1,017	*	OYO Geospace Corp	89,506
21,476	*,e	Pacific Asia Petroleum, Inc	19,825
1,649		Panhandle Oil and Gas, Inc (Class A)	47,392
26,814	*	Parker Drilling Co	174,291
25,184	*,e	Patriot Coal Corp	191,398
36,427		Patterson-UTI Energy, Inc	687,377
64,014		Peabody Energy Corp	2,182,237
17,057		Penn Virginia Corp	78,974
5,520	*	Petroleum Development Corp	171,838
14,228	*,e	Petroquest Energy, Inc	91,344
3,054	*	PHI, Inc	80,503
14,527	*	Pioneer Drilling Co	129,581

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

27,538		Pioneer Natural Resources Co	$2,734,523
34,281	*	Plains Exploration & Production Co	1,293,079
41,583		Questar Market Resources, Inc	1,190,937
33,616	*,e	Quicksilver Resources, Inc	168,416
37,932		Range Resources Corp	2,181,849
52,337	*,e	Rentech, Inc	92,113
10,854	*,e	Resolute Energy Corp	122,108
8,218	*	Rex Energy Corp	77,742
1,445	*	Rex Stores Corp	37,137
1,371	*	RigNet, Inc	23,938
12,460	*	Rosetta Resources, Inc	597,955
29,751	*	Rowan Cos, Inc	1,011,832
10,199	e	RPC, Inc	155,535
97,317	*	SandRidge Energy, Inc	757,126
322,568		Schlumberger Ltd	24,247,437
5,832	*	Scorpio Tankers, Inc	33,651
5,353		SEACOR Holdings, Inc	489,960
9,750	*	SemGroup Corp	258,083
10,583	e	Ship Finance International Ltd	118,847
2,583	*,e	Solazyme, Inc	30,014
29,321		Southern Union Co	1,271,652
82,012	*	Southwestern Energy Co	2,553,854
154,481		Spectra Energy Corp	4,864,607
15,003		St. Mary Land & Exploration Co	1,088,918
13,485	*	Stone Energy Corp	378,254
25,581		Sunoco, Inc	981,287
18,775	*,e	Superior Energy Services	535,275
10,009	*	Swift Energy Co	331,798
20,707	*,e	Syntroleum Corp	21,121
3,870		Targa Resources Investments, Inc	160,373
9,814		Teekay Corp	269,100
9,975	e	Teekay Tankers Ltd (Class A)	44,788
7,075	*	Tesco Corp	98,201
34,125	*	Tesoro Corp	854,149
18,072	*	Tetra Technologies, Inc	168,792
12,087		Tidewater, Inc	650,885
14,708	*,e	Triangle Petroleum Corp	100,603
36,050	*	Ultra Petroleum Corp	866,282
3,552	*	Union Drilling, Inc	22,839
9,849	*	Unit Corp	445,667
26,574	*,e	Uranerz Energy Corp	80,253
17,681	*,e	Uranium Energy Corp	63,652
53,456	*,e	Uranium Resources, Inc	42,818
42,591	*,e	Ur-Energy, Inc	59,201
29,055	*,e	USEC, Inc	55,495
12,048	*	Vaalco Energy, Inc	74,939
136,972		Valero Energy Corp	3,285,958
84,210	*	Vantage Drilling Co	104,420
7,067	*	Venoco, Inc	74,981
9,265	*,e	Voyager Oil & Gas, Inc	24,460
8,240		W&T Offshore, Inc	178,066
16,743	*	Warren Resources, Inc	59,605

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

12,644	e	Western Refining, Inc	$209,005
2,319	*	Westmoreland Coal Co	28,060
27,740	*	Whiting Petroleum Corp	1,389,497
22,225	*	Willbros Group, Inc	94,679
138,687		Williams Cos, Inc	3,996,959
16,630		World Fuel Services Corp	754,669
46,229	*	WPX Energy, Inc	761,854
3,822	*,e	Zion Oil & Gas, Inc	8,905

		TOTAL ENERGY	384,816,352

FOOD & STAPLES RETAILING - 2.0%
4,356		Andersons, Inc	176,636
159		Arden Group, Inc (Class A)	14,308
9,844		Casey’s General Stores, Inc	501,453
2,420	*	Chefs’ Warehouse Holdings, Inc	51,135
104,615		Costco Wholesale Corp	8,606,676
323,244		CVS Corp	13,495,437
6,607	*,e	Fresh Market, Inc	284,497
2,951		Ingles Markets, Inc (Class A)	51,436
137,742		Kroger Co	3,272,750
4,647		Nash Finch Co	135,739
5,392	*	Pantry, Inc	64,920
4,973		Pricesmart, Inc	331,450
138,896	*	Rite Aid Corp	193,065
11,536		Ruddick Corp	465,362
83,563		Safeway, Inc	1,836,715
5,292		Spartan Stores, Inc	99,172
50,318	e	Supervalu, Inc	347,697
1,884	*	Susser Holdings Corp	44,933
138,835		Sysco Corp	4,180,322
11,341	*	United Natural Foods, Inc	499,571
1,462		Village Super Market (Class A)	46,419
218,451		Walgreen Co	7,287,525
424,357		Wal-Mart Stores, Inc	26,038,546
2,713		Weis Markets, Inc	114,679
37,038		Whole Foods Market, Inc	2,741,923
13,710	*	Winn-Dixie Stores, Inc	129,560

		TOTAL FOOD & STAPLES RETAILING	71,011,926

FOOD, BEVERAGE & TOBACCO - 5.3%
445		Alico, Inc	10,297
20,433	*	Alliance One International, Inc	59,460
501,079		Altria Group, Inc	14,230,644
160,622		Archer Daniels Midland Co	4,598,608
11,250		B&G Foods, Inc (Class A)	254,925
36,214		Beam, Inc	1,894,354
1,929	*,e	Boston Beer Co, Inc (Class A)	192,996
24,669		Brown-Forman Corp (Class B)	2,003,369
34,592		Bunge Ltd	1,981,084
2,771	e	Calavo Growers, Inc	75,371
3,425	e	Cal-Maine Foods, Inc	130,013
43,285		Campbell Soup Co	1,372,135

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

16,763	*,e	Central European Distribution Corp	$68,728
10,702	*	Chiquita Brands International, Inc	94,071
1,302		Coca-Cola Bottling Co Consolidated	79,357
472,323		Coca-Cola Co	31,895,972
76,486		Coca-Cola Enterprises, Inc	2,049,060
96,211		ConAgra Foods, Inc	2,565,947
43,265	*	Constellation Brands, Inc (Class A)	904,239
17,975		Corn Products International, Inc	997,433
2,434	*	Craft Brewers Alliance, Inc	15,237
27,514	*	Darling International, Inc	420,414
43,224	*	Dean Foods Co	465,090
5,172	e	Diamond Foods, Inc	187,950
8,435	*,e	Dole Food Co, Inc	80,976
53,306		Dr Pepper Snapple Group, Inc	2,069,339
797	e	Farmer Bros Co	7,954
28,773		Flowers Foods, Inc	556,758
8,573		Fresh Del Monte Produce, Inc	209,867
152,511		General Mills, Inc	6,074,513
29,867	*,e	Green Mountain Coffee Roasters, Inc	1,593,106
406		Griffin Land & Nurseries, Inc (Class A)	10,836
76,569		H.J. Heinz Co	3,970,103
8,408	*	Hain Celestial Group, Inc	324,465
36,576		Hershey Co	2,234,062
32,265		Hormel Foods Corp	928,587
1,936	e	Imperial Sugar Co	6,602
3,345		J&J Snack Foods Corp	170,695
27,880		J.M. Smucker Co	2,196,386
59,247		Kellogg Co	2,933,911
394,415		Kraft Foods, Inc (Class A)	15,106,094
5,106	e	Lancaster Colony Corp	354,816
11,073		Lance, Inc	254,568
1,823	e	Limoneira Co	32,778
32,199		Lorillard, Inc	3,457,851
32,125		McCormick & Co, Inc	1,623,598
48,471		Mead Johnson Nutrition Co	3,591,216
1,659	e	Mgp Ingredients, Inc	9,888
31,279		Molson Coors Brewing Co (Class B)	1,341,556
17,013	*	Monster Beverage Corp	1,778,029
2,418		National Beverage Corp	40,453
4,544	*	Omega Protein Corp	39,124
377,053		PepsiCo, Inc	24,761,071
424,463		Philip Morris International, Inc	31,737,099
11,930	*,e	Pilgrim’s Pride Corp	64,183
3,450	*,e	Primo Water	10,109
13,454	*	Ralcorp Holdings, Inc	1,176,552
80,010		Reynolds American, Inc	3,138,792
5,194		Sanderson Farms, Inc	264,582
137,563		Sara Lee Corp	2,634,331
2,160	*	Seneca Foods Corp	62,489
13,955	*	Smart Balance, Inc	73,962
39,135	*	Smithfield Foods, Inc	873,885
25,158	*,e	Star Scientific, Inc	75,977

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

4,054	*,e	Synutra International, Inc	$22,581
5,475	e	Tootsie Roll Industries, Inc	132,714
9,125	*	TreeHouse Foods, Inc	515,928
70,882		Tyson Foods, Inc (Class A)	1,321,240
6,538	e	Universal Corp	293,425
13,996	e	Vector Group Ltd	243,670

		TOTAL FOOD, BEVERAGE & TOBACCO	184,947,475

HEALTH CARE EQUIPMENT & SERVICES - 4.3%
5,274	*	Abaxis, Inc	142,820
7,428	*	Abiomed, Inc	137,492
9,417	*,e	Accretive Health, Inc	252,658
16,044	*	Accuray, Inc	90,649
90,588		Aetna, Inc	3,958,696
2,652	*	Air Methods Corp	223,564
14,391	*	Align Technology, Inc	339,052
3,355	*	Alliance Imaging, Inc	3,825
44,665	*	Allscripts Healthcare Solutions, Inc	853,995
1,924	*	Almost Family, Inc	36,248
13,199	*	Alphatec Holdings, Inc	23,230
6,919	*	Amedisys, Inc	72,650
3,615	*	American Dental Partners, Inc	68,577
10,397	*	Amerigroup Corp	707,100
61,453		AmerisourceBergen Corp	2,394,823
9,291	*	AMN Healthcare Services, Inc	47,291
7,330	*	Amsurg Corp	188,748
2,938		Analogic Corp	166,673
5,847	*	Angiodynamics, Inc	75,777
20,602	*,e	Antares Pharma, Inc	52,741
6,405	*	Arthrocare Corp	197,979
4,582		Assisted Living Concepts, Inc (A Shares)	71,846
8,195	*,e	athenahealth, Inc	476,785
3,290	*	AtriCure, Inc	37,901
455		Atrion Corp	111,197
20,742		Bard (C.R.), Inc	1,919,050
136,556		Baxter International, Inc	7,576,127
52,159		Becton Dickinson & Co	4,089,787
8,460	*,e	Biolase Technology, Inc	26,226
5,760	*,e	Bio-Reference Labs, Inc	111,456
9,543	*	BioScrip, Inc	51,628
359,758	*	Boston Scientific Corp	2,144,158
22,963	*	Brookdale Senior Living, Inc	404,149
3,092		Cantel Medical Corp	97,614
6,458	*	Capital Senior Living Corp	52,310
83,930		Cardinal Health, Inc	3,611,508
5,709	*	CardioNet, Inc	17,983
3,395	*,e	Cardiovascular Systems, Inc	31,098
52,541	*	CareFusion Corp	1,258,357
9,996	*	Catalyst Health Solutions, Inc	547,381
11,759	*	Centene Corp	531,507
34,198	*	Cerner Corp	2,082,315
11,153	*,e	Cerus Corp	31,786

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

5,000		Chemed Corp	$280,700
2,663	*,e	Chindex International, Inc	24,127
68,446		Cigna Corp	3,068,434
23,444	*	Community Health Systems, Inc	438,403
2,590		Computer Programs & Systems, Inc	148,278
7,315	*	Conceptus, Inc	90,560
6,637	*	Conmed Corp	195,128
10,875		Cooper Cos, Inc	784,523
1,444	*	Corvel Corp	70,294
34,877	*	Coventry Health Care, Inc	1,048,751
118,202		Covidien plc	6,087,403
6,512	*	Cross Country Healthcare, Inc	40,179
6,551	*	CryoLife, Inc	34,982
6,648	*	Cyberonics, Inc	216,060
2,264	*	Cynosure, Inc (Class A)	31,538
22,588	*	DaVita, Inc	1,847,924
11,276	*,e	Delcath Systems, Inc	44,766
34,447		Dentsply International, Inc	1,300,030
15,733	*	DexCom, Inc	172,591
1,317	*	DynaVox, Inc	4,991
27,673	*	Edwards Lifesciences Corp	2,287,727
7,173	*,e	Emeritus Corp	125,241
11,489	*	Endologix, Inc	149,127
3,820		Ensign Group, Inc	101,268
1,470	*,e	ePocrates, Inc	14,244
1,989	*	Exactech, Inc	32,898
6,366	*	EXamWorks, Inc	70,281
116,892	*	Express Scripts, Inc	5,980,195
9,872	*	Five Star Quality Care, Inc	35,835
11,241	*	Gen-Probe, Inc	752,360
14,665	*	Gentiva Health Services, Inc	106,468
5,472	*	Greatbatch, Inc	128,154
6,880	*	Haemonetics Corp	446,925
7,866	*	Hanger Orthopedic Group, Inc	154,095
10,149	*,e	Hansen Medical, Inc	31,766
25,971	*	HCA Holdings, Inc	634,731
59,614	*	Health Management Associates, Inc (Class A)	382,126
21,301	*	Health Net, Inc	803,900
22,384	*	Healthsouth Corp	431,787
3,598	*	HealthStream, Inc	66,851
7,960	*	Healthways, Inc	60,178
2,813	*,e	HeartWare International, Inc	194,744
22,413	*	Henry Schein, Inc	1,588,858
14,860		Hill-Rom Holdings, Inc	490,529
19,877	*	HMS Holdings Corp	656,140
61,363	*	Hologic, Inc	1,251,192
40,202		Humana, Inc	3,578,782
2,842	*	ICU Medical, Inc	132,068
14,119	*	Idexx Laboratories, Inc	1,194,326
10,787	*,e	Insulet Corp	210,023
4,889	*	Integra LifeSciences Holdings Corp	144,323
9,336	*	Intuitive Surgical, Inc	4,293,720

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

6,733		Invacare Corp	$115,000
20,107	*	Inverness Medical Innovations, Inc	485,584
3,842	*	IPC The Hospitalist Co, Inc	129,437
4,166	*	IRIS International, Inc	40,785
1,994		Kensey Nash Corp	46,281
12,257	*	Kindred Healthcare, Inc	150,393
3,698	*	K-Kitz, Inc	10,539
23,674	*	Laboratory Corp of America Holdings	2,163,567
2,203		Landauer, Inc	125,174
3,704	*	LHC Group, Inc	54,893
12,324	*	LifePoint Hospitals, Inc	495,302
20,876		Lincare Holdings, Inc	536,304
8,518	*	Magellan Health Services, Inc	415,849
7,533	*,e	MAKO Surgical Corp	269,531
12,318		Masimo Corp	263,605
60,088		McKesson Corp	4,910,391
11,184	*	MedAssets, Inc	118,103
95,790	*	Medco Health Solutions, Inc	5,940,896
5,110	*	Medical Action Industries, Inc	27,083
4,931	*	Medidata Solutions, Inc	103,058
256,300		Medtronic, Inc	9,885,490
12,200	*	Merge Healthcare, Inc	66,856
9,617		Meridian Bioscience, Inc	167,720
9,822	*	Merit Medical Systems, Inc	138,588
9,939	*	Metropolitan Health Networks, Inc	79,711
7,410	*	MModal, Inc	77,509
6,621	*	Molina Healthcare, Inc	202,669
2,940	*	MWI Veterinary Supply, Inc	230,819
2,398		National Healthcare Corp	106,303
6,800	*	Natus Medical, Inc	76,908
5,433	*	Neogen Corp	176,953
22,211	*,e	Neoprobe Corp	59,970
9,337	*	NuVasive, Inc	144,724
10,478	*	NxStage Medical, Inc	187,975
27,312		Omnicare, Inc	896,653
7,762	*	Omnicell, Inc	120,156
10,938	*	OraSure Technologies, Inc	121,740
4,227	*	Orthofix International NV	169,714
14,984		Owens & Minor, Inc	455,663
4,450	*	Palomar Medical Technologies, Inc	40,273
24,230		Patterson Cos, Inc	780,448
11,296	*	Pediatrix Medical Group, Inc	804,501
6,906	*,e	PharMerica Corp	86,670
3,036	*	Providence Service Corp	45,813
13,021	*	PSS World Medical, Inc	316,020
9,102	e	Quality Systems, Inc	369,177
37,843		Quest Diagnostics, Inc	2,197,921
6,679	*,e	Quidel Corp	95,510
7,146	*,e	RadNet, Inc	17,936
35,908	*	Resmed, Inc	1,042,409
3,759	*,e	Rockwell Medical Technologies, Inc	40,710
12,929	*	RTI Biologics, Inc	44,605

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

10,510	*,e	Select Medical Holdings Corp	$87,128
13,079	*	Sirona Dental Systems, Inc	632,370
3,613	*	Skilled Healthcare Group, Inc (Class A)	22,184
14,201	*	Solta Medical, Inc	42,603
3,234	*	SonoSite, Inc	174,345
7,810	*	Spectranetics Corp	65,057
78,879		St. Jude Medical, Inc	3,290,043
8,343	*	Staar Surgical Co	90,855
7,031	*,e	Stereotaxis, Inc	4,950
13,906		STERIS Corp	418,292
74,737		Stryker Corp	4,142,672
3,592	*	Sun Healthcare Group, Inc	16,308
13,533	*,e	Sunrise Senior Living, Inc	96,220
3,567	*	SurModics, Inc	51,436
15,326	*	SXC Health Solutions Corp	966,458
8,530	*	Symmetry Medical, Inc	64,060
5,211	*	Synergetics USA, Inc	33,924
2,686	*	Synovis Life Technologies, Inc	75,127
6,259	*	Team Health Holdings, Inc	128,935
9,449		Teleflex, Inc	578,184
109,212	*	Tenet Healthcare Corp	577,731
13,427	*	Thoratec Corp	394,754
2,471	*	Tornier BV	52,138
2,057	*	Transcend Services, Inc	51,055
4,631	*	Triple-S Management Corp (Class B)	98,779
13,319	*,e	Unilife Corp	53,409
259,384		UnitedHealth Group, Inc	13,433,496
7,596		Universal American Corp	83,480
21,041		Universal Health Services, Inc (Class B)	868,783
4,842	*,e	Uroplasty, Inc	16,511
2,760		US Physical Therapy, Inc	56,304
7,170	*	Vanguard Health Systems, Inc	80,232
28,320	*	Varian Medical Systems, Inc	1,865,438
3,963	*	Vascular Solutions, Inc	44,108
20,281	*	VCA Antech, Inc	453,889
12,234	*	Volcano Corp	343,164
10,026	*	WellCare Health Plans, Inc	599,154
82,999		WellPoint, Inc	5,338,496
7,863		West Pharmaceutical Services, Inc	318,294
9,166	*	Wright Medical Group, Inc	155,364
1,317		Young Innovations, Inc	40,221
1,700	*,e	Zeltiq Aesthetics, Inc	20,400
42,878	*	Zimmer Holdings, Inc	2,604,839
5,143	*	Zoll Medical Corp	352,707

		TOTAL HEALTH CARE EQUIPMENT & SERVICES	152,311,067

HOUSEHOLD & PERSONAL PRODUCTS - 2.0%
101,199		Avon Products, Inc	1,798,306
11,103	*	Central Garden and Pet Co (Class A)	105,034
34,684		Church & Dwight Co, Inc	1,573,613
31,761		Clorox Co	2,180,710
117,010		Colgate-Palmolive Co	10,615,147

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

5,728	*	Elizabeth Arden, Inc	$206,036
16,906	*	Energizer Holdings, Inc	1,303,791
54,034		Estee Lauder Cos (Class A)	3,130,189
1,969	e	Female Health Co	10,140
1,197	*	Harbinger Group, Inc	5,746
28,052		Herbalife Ltd	1,623,650
3,774		Inter Parfums, Inc	63,026
93,747		Kimberly-Clark Corp	6,708,535
3,260	*,e	Medifast, Inc	53,725
2,615	*,e	Nature’s Sunshine Products, Inc	38,964
12,908		Nu Skin Enterprises, Inc (Class A)	644,755
2,156	*	Nutraceutical International Corp	27,705
1,164	e	Oil-Dri Corp of America	24,432
11,805	*	Prestige Brands Holdings, Inc	151,576
667,139		Procter & Gamble Co	42,056,443
2,543	*	Revlon, Inc (Class A)	40,078
2,860		Schiff Nutrition International, Inc	30,516
3,922	*	Spectrum Brands, Inc	113,542
1,594	*,e	USANA Health Sciences, Inc	55,439
3,690		WD-40 Co	161,401

		TOTAL HOUSEHOLD & PERSONAL PRODUCTS	72,722,499

INSURANCE - 3.6%
80,776		ACE Ltd	5,622,009
111,608		Aflac, Inc	5,382,853
1,723	*,e	Alleghany Corp	498,550
8,909		Allied World Assurance Co Holdings Ltd	548,171
125,340		Allstate Corp	3,616,059
14,018		American Equity Investment Life Holding Co	161,628
18,876		American Financial Group, Inc	692,183
104,225	*	American International Group, Inc	2,617,090
1,600		American National Insurance Co	116,560
2,448	*	American Safety Insurance Holdings Ltd	53,244
4,309	*	Amerisafe, Inc	105,915
5,649		Amtrust Financial Services, Inc	146,479
78,794		AON Corp	3,815,993
32,298	*	Arch Capital Group Ltd	1,164,343
6,434		Argo Group International Holdings Ltd	185,364
27,485		Arthur J. Gallagher & Co	916,350
16,620		Aspen Insurance Holdings Ltd	441,427
22,715		Assurant, Inc	899,514
43,334		Assured Guaranty Ltd	672,110
30,403		Axis Capital Holdings Ltd	935,804
1,950		Baldwin & Lyons, Inc (Class B)	42,783
418,504	*	Berkshire Hathaway, Inc (Class B)	32,798,157
27,382		Brown & Brown, Inc	623,762
69,545		Chubb Corp	4,688,027
34,343		Cincinnati Financial Corp	1,122,329
8,883	*,e	Citizens, Inc (Class A)	91,584
6,264		CNA Financial Corp	172,448
52,255	*	Conseco, Inc	351,154
6,044	e	Crawford & Co (Class B)	34,330

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

11,332		Delphi Financial Group, Inc (Class A)	$504,387
1,472		Donegal Group, Inc (Class A)	22,463
5,014	*,e	eHealth, Inc	81,127
1,078		EMC Insurance Group, Inc	24,330
9,060		Employers Holdings, Inc	162,718
9,529		Endurance Specialty Holdings Ltd	356,385
1,614	*	Enstar Group Ltd	160,641
6,477		Erie Indemnity Co (Class A)	496,592
11,397		Everest Re Group Ltd	973,304
3,011		FBL Financial Group, Inc (Class A)	104,602
52,518		Fidelity National Title Group, Inc (Class A)	955,302
24,717		First American Financial Corp	366,306
12,292		Flagstone Reinsurance Holdings Ltd	107,309
120,397	*	Genworth Financial, Inc (Class A)	928,261
6,571	*	Greenlight Capital Re Ltd (Class A)	168,678
2,830	*	Hallmark Financial Services	19,584
10,671		Hanover Insurance Group, Inc	387,998
2,855		Harleysville Group, Inc	161,365
104,665		Hartford Financial Services Group, Inc	1,833,731
26,710		HCC Insurance Holdings, Inc	741,470
9,341	*	Hilltop Holdings, Inc	80,613
9,364		Horace Mann Educators Corp	146,453
1,092	e	Independence Holding Co	10,385
2,899		Infinity Property & Casualty Corp	168,954
997		Kansas City Life Insurance Co	32,263
11,724		Kemper Corp	349,023
73,971		Lincoln National Corp	1,593,335
75,822		Loews Corp	2,828,919
11,850		Maiden Holdings Ltd	110,442
2,400	*	Markel Corp	967,368
130,539		Marsh & McLennan Cos, Inc	4,123,727
21,274		Max Capital Group Ltd	514,193
34,859	*,e	MBIA, Inc	429,463
12,504		Meadowbrook Insurance Group, Inc	124,665
6,284		Mercury General Corp	274,611
197,116		Metlife, Inc	6,964,107
14,659		Montpelier Re Holdings Ltd	254,627
10,354	*	National Financial Partners Corp	159,452
1,609		National Interstate Corp	42,011
610		National Western Life Insurance Co (Class A)	88,121
2,726	*	Navigators Group, Inc	130,248
60,737		Old Republic International Corp	600,082
6,282		OneBeacon Insurance Group Ltd (Class A)	99,758
15,880		PartnerRe Ltd	1,038,870
27,285	*	Phoenix Cos, Inc	56,207
8,759		Platinum Underwriters Holdings Ltd	299,996
5,073		Presidential Life Corp	56,564
7,976		Primerica, Inc	195,412
75,613		Principal Financial Group	2,064,991
7,818		ProAssurance Corp	638,183
148,662		Progressive Corp	3,014,865
20,166		Protective Life Corp	504,352

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

116,478		Prudential Financial, Inc	$6,667,200
17,371		Reinsurance Group of America, Inc (Class A)	946,546
12,172		RenaissanceRe Holdings Ltd	889,895
4,280		RLI Corp	305,250
2,977		Safety Insurance Group, Inc	124,766
4,686		SeaBright Insurance Holdings, Inc	37,582
12,664		Selective Insurance Group, Inc	227,699
10,626		Stancorp Financial Group, Inc	410,801
3,426		State Auto Financial Corp	42,894
4,269		Stewart Information Services Corp	58,272
15,871		Symetra Financial Corp	146,331
24,757		Torchmark Corp	1,130,652
8,645		Tower Group, Inc	186,646
14,565		Transatlantic Holdings, Inc	807,629
100,023		Travelers Cos, Inc	5,831,340
3,168	*	United America Indemnity Ltd	63,645
5,042		United Fire & Casualty Co	98,974
4,395		Universal Insurance Holdings, Inc	17,624
72,474		UnumProvident Corp	1,654,581
18,171		Validus Holdings Ltd	582,744
26,872		W.R. Berkley Corp	920,903
1,603		White Mountains Insurance Group Ltd	723,338
72,895		XL Capital Ltd	1,477,582

		TOTAL INSURANCE	128,387,927

MATERIALS - 4.3%
7,232		A. Schulman, Inc	177,184
1,000	*	AEP Industries, Inc	33,040
50,568		Air Products & Chemicals, Inc	4,451,501
18,886		Airgas, Inc	1,490,672
29,048	e	AK Steel Holding Corp	274,213
21,609		Albemarle Corp	1,389,675
252,204		Alcoa, Inc	2,562,393
25,099		Allegheny Technologies, Inc	1,139,244
20,975	*	Allied Nevada Gold Corp	753,632
5,714		AMCOL International Corp	163,192
5,248		American Vanguard Corp	78,877
16,729		Aptargroup, Inc	876,934
18,626		Ashland, Inc	1,174,556
8,003		Balchem Corp	302,834
39,514		Ball Corp	1,551,319
24,765		Bemis Co, Inc	774,649
23,750		Boise, Inc	181,450
4,789	*	Brush Engineered Materials, Inc	140,844
9,383		Buckeye Technologies, Inc	314,612
15,418		Cabot Corp	558,132
13,261	*	Calgon Carbon Corp	216,685
10,351		Carpenter Technology Corp	543,220
3,922	*	Castle (A.M.) & Co	40,671
36,831		Celanese Corp (Series A)	1,794,038
12,162	*	Century Aluminum Co	121,985
15,610		CF Industries Holdings, Inc	2,768,902

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

1,501		Chase Corp	$19,963
22,652	*	Chemtura	318,261
5,408	*	Clearwater Paper Corp	197,500
35,022		Cleveland-Cliffs, Inc	2,530,340
21,172	*	Coeur d’Alene Mines Corp	585,618
27,192		Commercial Metals Co	389,933
7,721		Compass Minerals International, Inc	564,173
36,679	*	Crown Holdings, Inc	1,323,012
11,586		Cytec Industries, Inc	577,678
2,532		Deltic Timber Corp	172,480
9,671		Domtar Corp	835,381
279,562		Dow Chemical Co	9,368,122
221,732		Du Pont (E.I.) de Nemours & Co	11,283,940
10,476		Eagle Materials, Inc	308,099
33,512		Eastman Chemical Co	1,686,324
71,637		Ecolab, Inc	4,329,740
20,419	*	Ferro Corp	138,032
14,085	*,e	Flotek Industries, Inc	165,358
16,867		FMC Corp	1,563,234
226,170		Freeport-McMoRan Copper & Gold, Inc (Class B)	10,451,315
4,378	e	FutureFuel Corp	52,230
15,725	*,e	General Moly, Inc	58,497
8,008	*	Georgia Gulf Corp	280,680
10,803		Glatfelter	159,668
14,801		Globe Specialty Metals, Inc	202,478
6,678	e	Gold Resource Corp	175,832
6,556	*,e	Golden Minerals Co	63,593
60,925	*	Golden Star Resources Ltd	131,598
37,530	*,e	Graphic Packaging Holding Co	188,025
8,960		Greif, Inc (Class A)	434,112
11,606		H.B. Fuller Co	332,164
2,032	e	Hawkins, Inc	80,467
2,860		Haynes International, Inc	173,774
34,486	*	Headwaters, Inc	91,388
66,201		Hecla Mining Co	348,217
10,659	*	Horsehead Holding Corp	115,970
45,597		Huntsman Corp	580,450
5,090		Innophos Holdings, Inc	254,093
5,558	*	Innospec, Inc	179,912
18,912		International Flavors & Fragrances, Inc	1,055,479
102,922		International Paper Co	3,204,992
12,335	*,e	Intrepid Potash, Inc	294,683
19,969	*,e	Jaguar Mining, Inc	143,577
3,819		Kaiser Aluminum Corp	188,582
9,168	*	Kapstone Paper and Packaging Corp	160,073
1,678		KMG Chemicals, Inc	30,892
4,832		Koppers Holdings, Inc	183,568
7,522	*	Kraton Polymers LLC	213,926
5,176	e	Kronos Worldwide, Inc	119,152
6,187	*	Landec Corp	37,308
31,065	*	Louisiana-Pacific Corp	264,674
4,323	*	LSB Industries, Inc	151,521

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

75,128		LyondellBasell Industries AF S.C.A	$3,238,017
11,032	e	Martin Marietta Materials, Inc	910,250
24,952	*,e	McEwen Mining, Inc	144,722
39,875		MeadWestvaco Corp	1,173,920
2,723	*	Metals USA Holdings Corp	36,407
27,261	*,e	Midway Gold Corp	55,340
4,290		Minerals Technologies, Inc	272,201
14,019	*,e	Molycorp, Inc	434,309
128,092		Monsanto Co	10,509,948
65,729		Mosaic Co	3,678,852
7,432		Myers Industries, Inc	98,920
3,503		Neenah Paper, Inc	83,266
2,112	e	NewMarket Corp	456,593
115,982		Newmont Mining Corp	7,130,572
5,343		Noranda Aluminium Holding Corp	56,048
74,432		Nucor Corp	3,311,480
18,742		Olin Corp	416,072
2,144		Olympic Steel, Inc	55,294
7,284	*	OM Group, Inc	197,615
10,626	*	Omnova Solutions, Inc	52,705
38,660	*	Owens-Illinois, Inc	929,773
23,955		Packaging Corp of America	674,094
42,687	*,e	Paramount Gold and Silver Corp	110,132
21,957		PolyOne Corp	316,620
37,773		PPG Industries, Inc	3,383,705
72,530		Praxair, Inc	7,702,685
3,008		Quaker Chemical Corp	133,254
17,577		Reliance Steel & Aluminum Co	935,096
5,877	*	Revett Minerals, Inc	28,797
16,293		Rock-Tenn Co (Class A)	1,007,885
16,155	*	Rockwood Holdings, Inc	815,828
13,435		Royal Gold, Inc	1,022,941
30,637		RPM International, Inc	766,844
7,125	*	RTI International Metals, Inc	179,336
5,191		Schnitzer Steel Industries, Inc (Class A)	226,483
3,789		Schweitzer-Mauduit International, Inc	263,449
10,707	e	Scotts Miracle-Gro Co (Class A)	507,084
44,859		Sealed Air Corp	894,040
9,274	*	Senomyx, Inc	27,173
11,753		Sensient Technologies Corp	465,654
21,730		Sherwin-Williams Co	2,119,327
29,289		Sigma-Aldrich Corp	1,992,824
11,599		Silgan Holdings, Inc	482,054
28,811	*	Solutia, Inc	792,303
23,405		Sonoco Products Co	732,577
40,075		Southern Copper Corp (NY)	1,390,202
11,498	*	Spartech Corp	61,744
51,340		Steel Dynamics, Inc	818,873
1,902		Stepan Co	163,458
29,285	*	Stillwater Mining Co	377,191
16,699	*,e	SunCoke Energy, Inc	224,268
25,628		Temple-Inland, Inc	817,277

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

5,357	e	Texas Industries, Inc	$167,460
3,112	*	Texas Petrochemicals, Inc	102,229
42,642	*	Thompson Creek Metals Co, Inc	359,472
20,234		Titanium Metals Corp	311,199
5,601		Tredegar Corp	138,121
580	*	United States Lime & Minerals, Inc	36,122
34,792	e	United States Steel Corp	1,050,370
1,668	*	Universal Stainless & Alloy	66,270
5,726	*	US Energy Corp Wyoming	19,468
22,543		Valspar Corp	974,759
4,085	*,e	Verso Paper Corp	4,616
16,706	*,e	Vista Gold Corp	62,982
30,165	e	Vulcan Materials Co	1,323,038
14,851		Walter Energy, Inc	1,026,650
11,542	e	Wausau Paper Corp	99,723
4,709		Westlake Chemical Corp	275,241
1,369	*	WHX Corp	16,086
13,557		Worthington Industries, Inc	249,584
17,289	*	WR Grace & Co	925,653
5,140		Zep, Inc	84,193
6,518	*,e	Zoltek Cos, Inc	56,641

		TOTAL MATERIALS	150,659,911

MEDIA - 3.1%
4,918		AH Belo Corp (Class A)	29,213
12,727	*	AMC Networks, Inc	544,207
6,367		Arbitron, Inc	227,366
21,773		Belo (A.H.) Corp (Class A)	161,773
51,190		Cablevision Systems Corp (Class A)	744,815
158,256		CBS Corp (Class B)	4,507,131
8,609	*,e	Central European Media Enterprises Ltd (Class A) Nasdaq	60,177
13,588	*	Charter Communications, Inc	783,212
21,882		Cinemark Holdings, Inc	431,513
9,598	*	Clear Channel Outdoor Holdings, Inc (Class A)	116,136
659,482		Comcast Corp (Class A)	17,535,625
8,849	*,e	Cumulus Media, Inc (Class A)	31,148
731	*,e	Dial Global, Inc	2,405
6,433	*	Digital Generation, Inc	89,419
168,155	*	DIRECTV	7,568,657
62,642	*	Discovery Communications, Inc (Class A)	2,686,089
48,747		DISH Network Corp (Class A)	1,361,016
16,769	*,e	DreamWorks Animation SKG, Inc (Class A)	297,650
5,676	*,e	Entercom Communications Corp (Class A)	43,819
11,782	e	Entravision Communications Corp (Class A)	21,090
8,005	*	EW Scripps Co (Class A)	67,802
2,062	*	Fisher Communications, Inc	62,046
56,908		Gannett Co, Inc	806,386
2,311	*	Global Sources Ltd	14,051
16,069	*,e	Gray Television, Inc	32,941
10,393		Harte-Hanks, Inc	100,292
115,422		Interpublic Group of Cos, Inc	1,192,309
10,914		John Wiley & Sons, Inc (Class A)	495,386

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

10,126	*	Journal Communications, Inc (Class A)	$52,048
7,042	*	Knology, Inc	106,123
13,656	*,e	Lamar Advertising Co (Class A)	390,698
66,183	*	Liberty Global, Inc (Class A)	3,036,476
28,054	*	Liberty Interactive LLC	2,311,930
6,949	*	Lin TV Corp (Class A)	28,004
10,615	*,e	Lions Gate Entertainment Corp	106,999
33,174	*	Live Nation, Inc	341,029
14,124	*	Madison Square Garden, Inc	405,218
6,382	e	Martha Stewart Living Omnimedia, Inc (Class A)	28,081
54,755	*,e	McClatchy Co (Class A)	128,674
72,749		McGraw-Hill Cos, Inc	3,346,454
5,869		MDC Partners, Inc	76,767
8,573	e	Meredith Corp	269,964
5,711	e	Morningstar, Inc	341,061
12,936		National CineMedia, Inc	176,188
32,328	*	New York Times Co (Class A)	240,844
546,758		News Corp (Class A)	10,295,453
2,568	*	Nexstar Broadcasting Group, Inc (Class A)	21,751
67,242		Omnicom Group, Inc	3,066,908
3,367		Outdoor Channel Holdings, Inc	23,737
3,860	*,e	Pandora Media, Inc	50,913
2,338	*,e	ReachLocal, Inc	18,423
19,142	e	Regal Entertainment Group (Class A)	238,318
2,226	*	Rentrak Corp	38,087
843	*	Saga Communications, Inc	34,774
6,228		Scholastic Corp	183,788
22,065		Scripps Networks Interactive (Class A)	956,738
11,833		Sinclair Broadcast Group, Inc (Class A)	145,309
927,805	*,e	Sirius XM Radio, Inc	1,939,112
89,990	e	Thomson Corp	2,473,825
75,830		Time Warner Cable, Inc	5,590,188
238,676		Time Warner, Inc	8,845,333
11,634	*,e	Valassis Communications, Inc	264,674
132,060		Viacom, Inc (Class B)	6,212,102
74,552		Virgin Media, Inc	1,777,320
428,799		Walt Disney Co	16,680,280
1,163	e	Washington Post Co (Class B)	440,440
6,397	e	World Wrestling Entertainment, Inc (Class A)	60,708

		TOTAL MEDIA	110,758,413

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 7.2%
371,804		Abbott Laboratories	20,133,187
11,124	*,e	Achillion Pharmaceuticals, Inc	123,365
9,258	*	Acorda Therapeutics, Inc	236,357
1,501	*,e	Acura Pharmaceuticals, Inc	4,968
2,139	*,e	Aegerion Pharmaceuticals, Inc	36,769
8,304	*	Affymax, Inc	66,349
16,564	*	Affymetrix, Inc	79,673
83,440	*	Agilent Technologies, Inc	3,543,697
13,175	*	Akorn, Inc	150,986
2,680	*	Albany Molecular Research, Inc	8,201

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

43,900	*	Alexion Pharmaceuticals, Inc	$3,369,764
2,634	*	Alimera Sciences, Inc	3,582
22,375	*	Alkermes PLC	420,874
72,929		Allergan, Inc	6,411,188
18,482	*	Allos Therapeutics, Inc	28,647
8,635	*,e	Alnylam Pharmaceuticals, Inc	99,821
4,963	*	AMAG Pharmaceuticals, Inc	81,492
191,266		Amgen, Inc	12,988,873
2,564	*,e	Amicus Therapeutics, Inc	16,666
4,644	*,e	Ampio Pharmaceuticals, Inc	19,273
30,715	*	Amylin Pharmaceuticals, Inc	437,074
1,843	*,e	Anacor Pharmaceuticals, Inc	12,883
4,935	*	Anthera Pharmaceuticals, Inc	38,888
3,934	*	Ardea Biosciences, Inc	71,559
34,256	*,e	Arena Pharmaceuticals, Inc	60,633
31,206	*	Ariad Pharmaceuticals, Inc	460,289
12,513	*	Arqule, Inc	98,853
13,368	*	Array Biopharma, Inc	36,762
13,212	*	Astex Pharmaceuticals	35,805
11,242	*	Auxilium Pharmaceuticals, Inc	223,379
29,152	*,e	AVANIR Pharmaceuticals, Inc	85,707
7,346	*,e	AVEO Pharmaceuticals, Inc	96,820
31,815	*,e	AVI BioPharma, Inc	28,630
3,536	*,e	BioCryst Pharmaceuticals, Inc	12,341
57,618	*	Biogen Idec, Inc	6,794,315
26,022	*	BioMarin Pharmaceuticals, Inc	928,205
4,507	*	BioMimetic Therapeutics, Inc	8,879
4,640	*	Bio-Rad Laboratories, Inc (Class A)	471,238
25,767	*,e	Biosante Pharmaceuticals, Inc	16,798
489	*,e	Biospecifics Technologies Corp	9,301
5,788	*,e	Biotime, Inc	33,455
408,440		Bristol-Myers Squibb Co	13,168,106
19,868	*	Bruker BioSciences Corp	282,126
8,909	*,e	Cadence Pharmaceuticals, Inc	37,151
6,895	*	Cambrex Corp	54,195
110,676	*	Celgene Corp	8,046,144
45,252	*,e	Cell Therapeutics, Inc	49,777
10,342	*	Celldex Therapeutics, Inc	49,125
14,503	*	Cepheid, Inc	639,002
12,183	*	Charles River Laboratories International, Inc	411,420
12,555	*,e	Chelsea Therapeutics International, Inc	56,498
6,634	*,e	Cleveland Biolabs, Inc	20,831
2,200	*,e	Clovis Oncology, Inc	41,778
5,750	*	Codexis, Inc	32,028
17,199	*,e,m	Columbia Laboratories, Inc	14,464
17,460	*,e	Combinatorx, Inc	18,682
1,599	*,e	Complete Genomics, Inc	4,733
9,625	*,e	Corcept Therapeutics, Inc	33,014
2,479	*	Cornerstone Therapeutics, Inc	15,097
14,275	*	Covance, Inc	625,388
15,443	*	Cubist Pharmaceuticals, Inc	630,383
18,447	*,e	Curis, Inc	91,313

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

11,358	*,e	Cytori Therapeutics, Inc	$38,958
34,410	*,e	Dendreon Corp	467,288
12,604	*	Depomed, Inc	75,624
18,921	*,e	Durect Corp	14,946
5,730	*	Dusa Pharmaceuticals, Inc	27,504
23,135	*	Dyax Corp	37,710
44,036	*,e	Dynavax Technologies Corp	153,245
243,702		Eli Lilly & Co	9,684,717
5,722	*	Emergent Biosolutions, Inc	97,102
27,928	*	Endo Pharmaceuticals Holdings, Inc	1,038,084
4,037	*	Endocyte, Inc	13,807
8,972	*	Enzo Biochem, Inc	22,879
8,826	*,e	Enzon Pharmaceuticals, Inc	62,929
11,502	*	eResearch Technology, Inc	63,721
12,254	*	Exact Sciences Corp	114,452
29,997	*	Exelixis, Inc	159,584
1,513	*,e	Fluidigm Corp	22,498
63,728	*	Forest Laboratories, Inc	2,025,276
2,310	*	Furiex Pharmaceuticals Inc	36,614
3,862	*,e	Genomic Health, Inc	107,171
30,285	*,e	Geron Corp	59,964
188,561	*	Gilead Sciences, Inc	9,209,318
5,129	*,e	GTx, Inc	30,005
19,235	*	Halozyme Therapeutics, Inc	203,122
5,395	*	Harvard Bioscience, Inc	21,904
2,434	*	Hi-Tech Pharmacal Co, Inc	94,877
39,456	*	Hospira, Inc	1,359,654
44,623	*,e	Human Genome Sciences, Inc	439,090
16,535	*,e	Idenix Pharmaceuticals, Inc	221,404
28,953	*,e	Illumina, Inc	1,498,607
17,628	*,e	Immunogen, Inc	248,907
15,419	*,e	Immunomedics, Inc	54,275
15,329	*	Impax Laboratories, Inc	289,258
20,792	*,e	Incyte Corp	368,018
4,472	*,e	Infinity Pharmaceuticals, Inc	27,190
14,903	*	Inhibitex, Inc	380,474
3,877	*,e	Insmed, Inc	18,687
12,716	*	InterMune, Inc	190,740
11,826	*,e	Ironwood Pharmaceuticals, Inc	177,390
23,362	*	Isis Pharmaceuticals, Inc	190,634
7,516	*	ISTA Pharmaceuticals, Inc	60,579
5,212	*	Jazz Pharmaceuticals PLC	242,358
655,171		Johnson & Johnson	43,182,320
16,237	*,e	Keryx Biopharmaceuticals, Inc	55,043
7,689	*,e	KV Pharmaceutical Co (Class A)	15,839
3,807	*	Lannett Co, Inc	19,340
39,969	*	Lexicon Pharmaceuticals, Inc	57,955
43,084	*	Life Technologies Corp	2,086,558
4,604	*	Ligand Pharmaceuticals, Inc (Class B)	57,320
8,867	*	Luminex Corp	174,680
18,130	*,e	MannKind Corp	48,951
5,123	*	MAP Pharmaceuticals, Inc	72,490

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

7,076		Maxygen, Inc	$39,555
12,645	*	Medicines Co	254,417
14,556		Medicis Pharmaceutical Corp (Class A)	481,658
8,446	*	Medivation, Inc	467,993
1,766		Medtox Scientific, Inc	30,022
738,021		Merck & Co, Inc	28,236,683
7,979	*,e	Metabolix, Inc	21,144
7,719	*	Mettler-Toledo International, Inc	1,354,685
21,461	*,e	Micromet, Inc	234,569
10,837	*	Momenta Pharmaceuticals, Inc	170,033
104,578	*	Mylan Laboratories, Inc	2,169,994
20,109	*	Myriad Genetics, Inc	475,779
10,040	*	Nabi Biopharmaceuticals	18,574
26,766	*,e	Nektar Therapeutics	167,288
3,540	*,e	Neostem, Inc	2,230
11,554	*	Neurocrine Biosciences, Inc	107,452
22,537	*,e	Novavax, Inc	34,031
20,182	*	NPS Pharmaceuticals, Inc	154,998
4,545	*,e	Nymox Pharmaceutical Corp	36,178
4,340	*	Obagi Medical Products, Inc	44,485
2,273	*,e	OncoGenex Pharmaceutical, Inc	31,595
9,766	*,e	Oncothyreon, Inc	66,506
14,888	*	Onyx Pharmaceuticals, Inc	609,515
25,621	*,e	Opko Health, Inc	134,766
10,912	*,e	Optimer Pharmaceuticals, Inc	141,529
7,554	*,e	Orexigen Therapeutics, Inc	20,698
3,907	*,e	Osiris Therapeutics, Inc	22,778
7,959	*,e	Pacific Biosciences of California, Inc	35,656
8,644	e	Pain Therapeutics, Inc	38,293
8,511	*	Par Pharmaceutical Cos, Inc	307,332
13,808	*	Parexel International Corp	332,773
32,804	e	PDL BioPharma, Inc	209,618
18,651	*,e	Peregrine Pharmaceuticals, Inc	18,280
26,542		PerkinElmer, Inc	636,477
19,988		Perrigo Co	1,910,853
1,888,522		Pfizer, Inc	40,414,371
10,782	*,e	Pharmacyclics, Inc	198,173
8,395	*,e	PharmAthene, Inc	13,432
4,323	*	Pozen, Inc	18,416
6,880	*	Progenics Pharmaceuticals, Inc	66,323
54,830	*	Qiagen N.V. (NASDAQ)	887,149
12,485	*	Questcor Pharmaceuticals, Inc	442,344
11,043	*,e	Raptor Pharmaceutical Corp	79,068
17,778	*	Regeneron Pharmaceuticals, Inc	1,615,309
16,074	*	Rigel Pharmaceuticals, Inc	157,043
1,554	*,e	Sagent Pharmaceuticals	34,514
13,716	*	Salix Pharmaceuticals Ltd	661,111
12,283	*,e	Sangamo Biosciences, Inc	42,376
10,786	*	Santarus, Inc	52,851
16,713	*,e	Savient Pharmaceuticals, Inc	42,284
8,103	*	Sciclone Pharmaceuticals, Inc	38,813
22,710	*,e	Seattle Genetics, Inc	429,900

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

23,277	*,e	Sequenom, Inc	$100,324
8,078	*,e	SIGA Technologies, Inc	26,738
15,649	*	Spectrum Pharmaceuticals, Inc	220,181
1,460	*	Sucampo Pharmaceuticals, Inc (Class A)	6,482
4,090	*,e	Synta Pharmaceuticals Corp	18,937
6,461	*	Targacept, Inc	39,283
9,452		Techne Corp	645,099
16,167	*	Theravance, Inc	286,803
91,458	*	Thermo Electron Corp	4,838,127
12,178	*	United Therapeutics Corp	598,914
6,590	*	Vanda Pharmaceuticals, Inc	32,621
49,893	*	Vertex Pharmaceuticals, Inc	1,843,546
16,827	*,e	Vical, Inc	59,063
16,613	*	Viropharma, Inc	494,901
20,870	*,e	Vivus, Inc	248,979
42,199		Warner Chilcott plc	711,897
21,578	*	Waters Corp	1,868,007
30,524	*	Watson Pharmaceuticals, Inc	1,789,622
8,295	*,e	Xenoport, Inc	34,756
13,724	*,e	ZIOPHARM Oncology, Inc	72,874

		TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES	255,676,929

REAL ESTATE - 3.2%
9,472		Acadia Realty Trust	199,101
1,470		AG Mortgage Investment Trust	28,004
3,718		Agree Realty Corp	92,801
480		Alexander’s, Inc	186,240
14,525		Alexandria Real Estate Equities, Inc	1,051,755
109,892		AMB Property Corp	3,484,675
7,555		American Assets Trust,Inc	167,268
15,990		American Campus Communities, Inc	684,372
54,522		American Capital Agency Corp	1,598,585
1,870		American Capital Mortgage, Inc	36,615
229,105		Annaly Capital Management, Inc	3,858,128
29,819		Anworth Mortgage Asset Corp	193,824
28,220		Apartment Investment & Management Co (Class A)	693,083
4,820		Apollo Commercial Real Estate Finance, Inc	70,950
23,872	*	ARMOUR Residential REIT, Inc	172,117
12,288		Ashford Hospitality Trust, Inc	110,715
9,741		Associated Estates Realty Corp	162,772
22,523		AvalonBay Communities, Inc	3,063,353
976	*	Avatar Holdings, Inc	9,536
36,497		BioMed Realty Trust, Inc	677,749
34,858		Boston Properties, Inc	3,626,975
31,937		Brandywine Realty Trust	339,810
17,570		BRE Properties, Inc (Class A)	910,477
18,812		Camden Property Trust	1,213,374
7,180		Campus Crest Communities, Inc	76,754
15,966		Capital Lease Funding, Inc	66,419
19,891		Capstead Mortgage Corp	257,588
34,968		CBL & Associates Properties, Inc	607,394
69,094	*	CBRE Group, Inc	1,333,513

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

12,577		Cedar Shopping Centers, Inc	$62,759
5,040		Chatham Lodging Trust	62,345
7,550		Chesapeake Lodging Trust	128,577
255,616		Chimera Investment Corp	777,073
17,419		Cogdell Spencer, Inc	74,031
19,650		Colonial Properties Trust	420,117
7,733		Colony Financial, Inc	131,152
980		Consolidated-Tomoka Land Co	28,028
4,660		Coresite Realty	93,433
16,738		Corporate Office Properties Trust	405,562
21,421		Cousins Properties, Inc	157,873
13,430		CreXus Investment Corp	148,670
29,224		CubeSmart	332,569
19,597		CYS Investments, Inc	264,560
57,882		DCT Industrial Trust, Inc	319,509
50,994		DDR Corp	706,777
39,380		DiamondRock Hospitality Co	415,065
23,687		Digital Realty Trust, Inc	1,678,461
29,358		Douglas Emmett, Inc	613,876
59,519		Duke Realty Corp	796,959
13,873		DuPont Fabros Technology, Inc	353,762
9,467		Dynex Capital, Inc	87,664
6,358		EastGroup Properties, Inc	302,005
21,945		Education Realty Trust, Inc	234,812
10,961		Entertainment Properties Trust	487,436
7,998		Equity Lifestyle Properties, Inc	560,980
12,639		Equity One, Inc	238,245
70,292		Equity Residential	4,185,889
8,029		Essex Property Trust, Inc	1,156,176
6,147		Excel Trust, Inc	78,067
22,085		Extra Space Storage, Inc	581,277
15,189		Federal Realty Investment Trust	1,434,753
45,707	*	FelCor Lodging Trust, Inc	174,144
20,385	*	First Industrial Realty Trust, Inc	234,020
11,748		First Potomac Realty Trust	174,810
31,390	*	Forest City Enterprises, Inc (Class A)	412,151
8,319	*	Forestar Real Estate Group, Inc	132,438
16,561		Franklin Street Properties Corp	168,757
132,527		General Growth Properties, Inc	2,091,276
6,063		Getty Realty Corp	101,616
2,559		Gladstone Commercial Corp	46,369
25,223		Glimcher Realty Trust	242,897
8,320		Government Properties Income Trust	200,512
18,047		Hatteras Financial Corp	500,985
96,853		HCP, Inc	4,070,732
45,892		Health Care REIT, Inc	2,625,481
18,330		Healthcare Realty Trust, Inc	386,213
33,104		Hersha Hospitality Trust	179,755
16,995		Highwoods Properties, Inc	562,365
11,315		Home Properties, Inc	674,148
29,008		Hospitality Properties Trust	702,864
161,860		Host Marriott Corp	2,657,741

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

5,041	*	Howard Hughes Corp	$261,225
19,656		HRPT Properties Trust	386,634
5,174		Hudson Pacific Properties	79,524
18,104		Inland Real Estate Corp	154,789
30,927		Invesco Mortgage Capital, Inc	484,935
18,814		Investors Real Estate Trust	139,600
19,199	*	iStar Financial, Inc	134,009
10,112		Jones Lang LaSalle, Inc	796,421
5,576	e	Kennedy-Wilson Holdings, Inc	74,886
13,756		Kilroy Realty Corp	572,662
95,771		Kimco Realty Corp	1,747,821
13,065		Kite Realty Group Trust	65,325
20,042		LaSalle Hotel Properties	542,136
28,174		Lexington Corporate Properties Trust	242,296
27,083		Liberty Property Trust	901,593
7,122		LTC Properties, Inc	227,548
30,801		Macerich Co	1,672,494
20,491		Mack-Cali Realty Corp	589,321
12,188	*	Maguire Properties, Inc	31,079
26,247		Medical Properties Trust, Inc	281,368
83,886		MFA Mortgage Investments, Inc	615,723
8,635		Mid-America Apartment Communities, Inc	551,949
4,152		Mission West Properties, Inc	38,946
8,302		Monmouth Real Estate Investment Corp (Class A)	77,292
6,883		National Health Investors, Inc	333,206
24,953		National Retail Properties, Inc	673,981
24,729		Newcastle Investment Corp	132,547
27,790		NorthStar Realty Finance Corp	138,394
14,092		NRDC Acquisition Corp	167,131
23,889		Omega Healthcare Investors, Inc	497,847
2,531		One Liberty Properties, Inc	43,913
5,153		Parkway Properties, Inc	49,830
11,968		Pebblebrook Hotel Trust	265,450
13,096		Pennsylvania Real Estate Investment Trust	160,819
6,516		Pennymac Mortgage Investment Trust	115,398
40,589		Piedmont Office Realty Trust, Inc	751,708
38,098		Plum Creek Timber Co, Inc	1,477,440
11,744		Post Properties, Inc	524,839
9,420		Potlatch Corp	287,498
5,280		PS Business Parks, Inc	328,099
33,786		Public Storage, Inc	4,691,523
13,450		RAIT Investment Trust	75,724
9,040		Ramco-Gershenson Properties	104,593
29,743		Rayonier, Inc	1,360,147
32,787		Realty Income Corp	1,193,447
18,459		Redwood Trust, Inc	216,893
21,151		Regency Centers Corp	873,959
16,752		Resource Capital Corp	97,999
6,466		RLJ Lodging Trust	115,353
4,971	*	Rouse Properties, Inc	61,442
8,652		Sabra Healthcare REIT, Inc	123,031
1,720		Saul Centers, Inc	61,301

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

38,264		Senior Housing Properties Trust	$867,828
69,925		Simon Property Group, Inc	9,500,010
20,939		SL Green Realty Corp	1,539,645
6,496		Sovran Self Storage, Inc	302,194
15,296	*,e	St. Joe Co	244,277
2,533		STAG Industrial, Inc	30,345
21,910		Starwood Property Trust, Inc	431,627
41,128	*	Strategic Hotels & Resorts, Inc	255,405
6,400		Summit Hotel Properties, Inc	59,840
4,988		Sun Communities, Inc	200,069
31,271	*	Sunstone Hotel Investors, Inc	290,508
21,928		Tanger Factory Outlet Centers, Inc	646,876
13,160		Taubman Centers, Inc	882,115
3,339	*	Tejon Ranch Co	95,162
1,200		Terreno Realty Corp	16,944
37,482		Two Harbors Investment Corp	372,196
51,144		UDR, Inc	1,330,767
2,691		UMH Properties, Inc	27,744
2,779		Universal Health Realty Income Trust	111,132
5,402		Urstadt Biddle Properties, Inc (Class A)	105,663
60,528		Ventas, Inc	3,529,388
44,111		Vornado Realty Trust	3,567,698
15,507		Washington Real Estate Investment Trust	462,109
28,404		Weingarten Realty Investors	689,365
126,843		Weyerhaeuser Co	2,539,397
1,756		Whitestone REIT	22,354
6,736		Winthrop Realty Trust	80,495

		TOTAL REAL ESTATE	112,425,924

RETAILING - 3.9%
6,893	*	1-800-FLOWERS.COM, Inc (Class A)	19,852
18,790		Aaron’s, Inc	500,002
20,794		Abercrombie & Fitch Co (Class A)	955,276
17,364		Advance Auto Parts, Inc	1,330,777
19,205	*	Aeropostale, Inc	314,386
86,983	*	Amazon.com, Inc	16,912,974
45,345		American Eagle Outfitters, Inc	638,911
2,005	*	America’s Car-Mart, Inc	76,070
12,377	*	Ann Taylor Stores Corp	300,266
6,877	*	Asbury Automotive Group, Inc	157,552
2,726	*	Audiovox Corp (Class A)	34,675
9,179	*,e	Autonation, Inc	328,241
6,001	*	Autozone, Inc	2,087,628
6,887	e	Barnes & Noble, Inc	83,126
9,114		Bebe Stores, Inc	79,839
59,370	*	Bed Bath & Beyond, Inc	3,603,759
69,622		Best Buy Co, Inc	1,667,447
5,150		Big 5 Sporting Goods Corp	40,891
15,481	*	Big Lots, Inc	611,345
3,014	*,e	Blue Nile, Inc	121,615
2,760	*	Body Central Corp	74,189
11,108	e	Bon-Ton Stores, Inc	45,098

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

11,537	e	Brown Shoe Co, Inc	$109,025
6,367	e	Buckle, Inc	277,792
4,942	*	Build-A-Bear Workshop, Inc	40,376
10,176	*	Cabela’s, Inc	265,390
53,214	*	Carmax, Inc	1,619,302
9,877	*	Casual Male Retail Group, Inc	31,211
6,493		Cato Corp (Class A)	174,077
27,328	*	Charming Shoppes, Inc	135,547
41,552		Chico’s FAS, Inc	475,355
6,000	*	Children’s Place Retail Stores, Inc	299,340
8,398		Christopher & Banks Corp	17,384
3,508	*	Citi Trends, Inc	31,642
39,384	*	Coldwater Creek, Inc	34,658
14,593	*,e	Collective Brands, Inc	243,119
3,394	*	Conn’s, Inc	39,370
2,665		Core-Mark Holding Co, Inc	108,226
4,456	*,e	Cost Plus, Inc	60,379
2,514		Destination Maternity Corp	41,959
22,200		Dick’s Sporting Goods, Inc	914,862
7,419	e	Dillard’s, Inc (Class A)	328,291
24,496	*	Dollar General Corp	1,043,775
29,339	*	Dollar Tree, Inc	2,488,241
6,170		DSW, Inc (Class A)	308,315
22,857	e	Expedia, Inc	739,881
13,041		Express Parent LLC	282,207
29,715		Family Dollar Stores, Inc	1,658,097
12,187		Finish Line, Inc (Class A)	257,755
36,511		Foot Locker, Inc	958,049
2,350	*,e	Francesca’s Holdings Corp	52,100
9,226		Fred’s, Inc (Class A)	136,084
33,448	*,e	GameStop Corp (Class A)	781,345
83,935		Gap, Inc	1,593,086
5,586	*	Genesco, Inc	341,137
37,807		Genuine Parts Co	2,411,330
5,399	*	GNC Holdings, Inc	148,526
5,656		Group 1 Automotive, Inc	301,691
9,400	*,e	Groupon, Inc	191,666
15,295		Guess?, Inc	458,850
4,401		Haverty Furniture Cos, Inc	54,924
4,266	*,e	HHgregg, Inc	43,428
6,434	*	Hibbett Sports, Inc	308,382
382,434		Home Depot, Inc	16,976,244
2,040	*,e	HomeAway, Inc	55,162
10,516		Hot Topic, Inc	76,977
9,379		HSN, Inc	334,737
39,276		JC Penney Co, Inc	1,631,918
6,481	*	JOS A Bank Clothiers, Inc	309,468
3,929	*	Kirkland’s, Inc	58,817
60,881		Kohl’s Corp	2,799,917
143,977	*	Liberty Media Holding Corp (Interactive A)	2,464,886
59,951		Limited Brands, Inc	2,509,549
5,205		Lithia Motors, Inc (Class A)	115,603

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

35,850	*	LKQ Corp	$1,168,710
312,243		Lowe’s Companies, Inc	8,377,479
5,459	*,e	Lumber Liquidators, Inc	116,604
100,691		Macy’s, Inc	3,392,280
5,451	*	MarineMax, Inc	44,807
1,300	*,e	Mattress Firm Holding Corp	42,939
12,131		Men’s Wearhouse, Inc	418,398
8,449		Monro Muffler, Inc	354,351
13,458	*,e	NetFlix, Inc	1,617,652
16,107	*	New York & Co, Inc	44,939
38,840		Nordstrom, Inc	1,917,919
6,322	e	Nutri/System, Inc	75,232
65,618	*	Office Depot, Inc	179,137
20,494	*	OfficeMax, Inc	113,332
5,014	*,e	Orbitz Worldwide, Inc	18,351
409	*,e	Orchard Supply Hardware Stores Corp	7,374
30,687	*	O’Reilly Automotive, Inc	2,501,297
2,214	*,e	Overstock.com, Inc	14,967
16,494	*,e	Pacific Sunwear Of California, Inc	29,689
10,523		Penske Auto Group, Inc	235,505
12,398		PEP Boys - Manny Moe & Jack	185,970
5,079	e	PetMed Express, Inc	63,335
27,645		Petsmart, Inc	1,471,267
23,193	*	Pier 1 Imports, Inc	360,651
11,900	*	Priceline.com, Inc	6,300,811
23,618	e	RadioShack Corp	169,577
14,931		Rent-A-Center, Inc	504,966
56,334		Ross Stores, Inc	2,862,894
3,524	*,e	Rue21, Inc	85,316
27,352	*,e	Saks, Inc	272,973
22,330	*	Sally Beauty Holdings, Inc	460,445
9,081	*,e	Sears Holdings Corp	382,764
15,210	*	Select Comfort Corp	381,467
2,147	*	Shoe Carnival, Inc	54,298
7,013	*	Shutterfly, Inc	166,348
21,545		Signet Jewelers Ltd	982,021
9,491	e	Sonic Automotive, Inc (Class A)	147,965
1,022	*	Sourceforge, Inc	17,773
7,327		Stage Stores, Inc	112,689
170,861		Staples, Inc	2,499,696
6,446		Stein Mart, Inc	46,734
2,528	*	Systemax, Inc	44,518
16,559	*,e	Talbots, Inc	53,651
164,379		Target Corp	8,352,096
1,690	*,e	Teavana Holdings, Inc	32,076
30,171		Tiffany & Co	1,924,910
92,075		TJX Companies, Inc	6,273,990
17,588		Tractor Supply Co	1,420,583
22,857	*	TripAdvisor, Inc	752,224
10,110	*	Tuesday Morning Corp	34,374
10,658	*	Ulta Salon Cosmetics & Fragrance, Inc	812,353
26,097	*	Urban Outfitters, Inc	691,571

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

3,457	*	US Auto Parts Network, Inc	$17,216
16,272	*,e	Valuevision International, Inc (Class A)	25,710
5,844	*	Vitamin Shoppe, Inc	249,773
3,463	*	West Marine, Inc	41,972
21,292	*	Wet Seal, Inc (Class A)	74,522
24,751		Williams-Sonoma, Inc	887,571
526		Winmark Corp	36,120
7,490	*,e	Zale Corp	21,347
5,396	*,e	Zumiez, Inc	154,110

		TOTAL RETAILING	137,224,980

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 2.8%
10,217	*	Advanced Energy Industries, Inc	108,709
145,347	*	Advanced Micro Devices, Inc	975,278
2,269	*	Alpha & Omega Semiconductor Lt	21,056
77,122		Altera Corp	3,068,684
24,888	*,e	Amkor Technology, Inc	142,608
2,243	*	Amtech Systems, Inc	22,856
15,823	*	Anadigics, Inc	43,513
70,618		Analog Devices, Inc	2,763,282
314,317		Applied Materials, Inc	3,859,813
14,876	*	Applied Micro Circuits Corp	116,479
107,596	*	Atmel Corp	1,044,757
7,413	*	ATMI, Inc	173,316
46,641		Avago Technologies Ltd	1,582,996
24,877	*	Axcelis Technologies, Inc	44,779
7,082	*	AXT, Inc	36,260
128,605		Broadcom Corp (Class A)	4,416,296
15,515		Brooks Automation, Inc	166,321
5,515	*	Cabot Microelectronics Corp	278,066
11,417	*	Cavium Networks, Inc	366,942
5,405	*,e	Ceva, Inc	145,989
15,618	*	Cirrus Logic, Inc	319,076
5,632		Cohu, Inc	73,948
25,813	*	Cree, Inc	656,425
7,157	*	Cymer, Inc	356,347
36,339		Cypress Semiconductor Corp	624,849
8,290	*	Diodes, Inc	213,716
5,484	*	DSP Group, Inc	31,423
31,531	*	Entegris, Inc	302,067
23,422	*,e	Entropic Communications, Inc	136,784
8,570	*	Exar Corp	57,248
30,108	*	Fairchild Semiconductor International, Inc	420,910
15,355	*,e	First Solar, Inc	649,209
11,885	*	Formfactor, Inc	61,208
10,255	*,e	Freescale Semiconductor Holdings Ltd	163,772
9,070	*	FSI International, Inc	38,548
4,725	*	GSI Technology, Inc	23,436
29,627	*,e	GT Solar International, Inc	255,385
8,339	*	Hittite Microwave Corp	458,812
4,840	*	Inphi Corp	71,003
34,786	*	Integrated Device Technology, Inc	220,543

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

6,037	*	Integrated Silicon Solution, Inc	$58,981
1,267,603		Intel Corp	33,490,070
2,200	*	Intermolecular, Inc	18,524
16,398	*	International Rectifier Corp	373,874
29,496		Intersil Corp (Class A)	332,125
5,663	*	IXYS Corp	77,696
40,528		Kla-Tencor Corp	2,072,197
15,129	*	Kopin Corp	58,701
16,926	*	Kulicke & Soffa Industries, Inc	182,970
29,423	*	Lam Research Corp	1,253,126
27,664	*	Lattice Semiconductor Corp	188,115
53,766		Linear Technology Corp	1,791,483
135,127	*	LSI Logic Corp	1,022,911
11,607	*	LTX-Credence Corp	77,419
122,871	*	Marvell Technology Group Ltd	1,908,187
71,284		Maxim Integrated Products, Inc	1,913,263
3,751	*,e	MaxLinear, Inc	22,393
52,340	*,e	MEMC Electronic Materials, Inc	239,194
11,829		Micrel, Inc	136,743
46,124	e	Microchip Technology, Inc	1,702,437
204,873	*	Micron Technology, Inc	1,554,986
20,262	*	Microsemi Corp	400,782
7,852	*	Mindspeed Technologies, Inc	50,331
12,360	*	MIPS Technologies, Inc	72,553
12,260		MKS Instruments, Inc	369,639
7,025	*	Monolithic Power Systems, Inc	115,140
7,645	*,e	MoSys, Inc	31,956
4,719	*	Nanometrics, Inc	95,560
17,107	*	Netlogic Microsystems, Inc	851,929
16,410	*	Novellus Systems, Inc	773,732
1,118	*,e	NVE Corp	60,976
141,591	*	Nvidia Corp	2,091,299
13,751	*	Omnivision Technologies, Inc	183,026
104,362	*	ON Semiconductor Corp	907,949
5,484	*	PDF Solutions, Inc	35,043
5,866	*	Pericom Semiconductor Corp	46,928
17,410	*	Photronics, Inc	119,433
10,431	*	PLX Technology, Inc	32,753
54,811	*	PMC - Sierra, Inc	356,272
6,765		Power Integrations, Inc	243,472
29,717	*	Rambus, Inc	216,637
65,058	*	RF Micro Devices, Inc	324,639
4,125	*,e	Rubicon Technology, Inc	44,674
7,425	*	Rudolph Technologies, Inc	75,958
17,283	*	Semtech Corp	492,566
7,453	*	Sigma Designs, Inc	44,942
18,672	*	Silicon Image, Inc	90,746
10,449	*	Silicon Laboratories, Inc	458,084
44,519	*	Skyworks Solutions, Inc	960,720
11,818	*	Spansion, Inc	118,535
5,394	*	Standard Microsystems Corp	138,949
9,338	*,e	STR Holdings, Inc	99,823

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

23,193	*,e	SunPower Corp	$158,872
2,588	*	Supertex, Inc	47,826
43,848	*	Teradyne, Inc	716,915
11,998	*	Tessera Technologies, Inc	237,560
276,689		Texas Instruments, Inc	8,959,190
38,726	*	Triquint Semiconductor, Inc	231,969
5,340	*	Ultra Clean Holdings	39,249
5,906	*	Ultratech, Inc	172,751
9,616	*,e	Veeco Instruments, Inc	234,727
5,759	*	Volterra Semiconductor Corp	173,749
64,031		Xilinx, Inc	2,295,511

		TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT	96,161,469

SOFTWARE & SERVICES - 9.1%
12,977	*	Accelrys, Inc	97,198
153,848		Accenture plc	8,821,643
7,844	*	ACI Worldwide, Inc	238,301
2,887	*	Active Network, Inc	42,959
101,784		Activision Blizzard, Inc	1,256,015
8,427	*	Actuate Corp	48,540
19,044	*	Acxiom Corp	261,284
120,262	*	Adobe Systems, Inc	3,722,109
7,696	*	Advent Software, Inc	202,020
43,941	*	Akamai Technologies, Inc	1,417,097
12,034	*	Alliance Data Systems Corp	1,333,367
43,612	*	Amdocs Ltd	1,283,937
5,327		American Software, Inc (Class A)	47,783
7,466	*,e	Ancestry.com, Inc	220,994
2,400	*,e	Angie’s List, Inc	35,424
22,405	*	Ansys, Inc	1,355,278
25,265	*	AOL, Inc	409,546
22,658	*	Ariba, Inc	618,563
19,857	*	Aspen Technology, Inc	357,625
55,588	*	Autodesk, Inc	2,001,168
119,149		Automatic Data Processing, Inc	6,526,981
5,400	*	Bankrate, Inc	126,306
10,430		Blackbaud, Inc	317,385
42,965	*	BMC Software, Inc	1,557,052
5,476	*	Booz Allen Hamilton Holding Co	96,378
8,423	*	Bottomline Technologies, Inc	230,285
28,985		Broadridge Financial Solutions, Inc	694,770
5,576	*,e	BroadSoft, Inc	155,459
91,016		CA, Inc	2,346,392
6,239	*	CACI International, Inc (Class A)	366,167
63,162	*	Cadence Design Systems, Inc	666,991
7,035	*,e	Callidus Software, Inc	47,416
1,700	*,e	Carbonite, Inc	16,966
10,103	*	Cardtronics, Inc	258,132
2,163	e	Cass Information Systems, Inc	85,439
15,013	*	Ciber, Inc	65,307
45,020	*	Citrix Systems, Inc	2,935,754
1,296	*,m	Clinical Data, Inc	1,231

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

72,926	*	Cognizant Technology Solutions Corp (Class A)	$5,232,441
10,348	*	Commvault Systems, Inc	486,356
36,514		Computer Sciences Corp	943,157
3,541	*	Computer Task Group, Inc	51,097
51,211	*	Compuware Corp	401,494
7,480	*	comScore, Inc	165,682
10,477	*	Concur Technologies, Inc	548,471
6,923	*,e	Constant Contact, Inc	172,937
24,749	*	Convergys Corp	329,409
2,833	*	Convio, Inc	45,130
2,674	*,e	Cornerstone OnDemand, Inc	48,774
8,115	*	CSG Systems International, Inc	132,031
9,641	*	DealerTrack Holdings, Inc	263,489
5,200	*	Deltek, Inc	53,612
1,880	*	Demand Media, Inc	11,844
7,576	*	DemandTec, Inc	99,852
11,403	*	Dice Holdings, Inc	107,986
9,318	*	Digital River, Inc	149,181
995	*	DMRC Corp	26,298
8,257		DST Systems, Inc	403,024
2,088	*	Dynamics Research Corp	23,511
25,843		Earthlink, Inc	186,328
274,580	*	eBay, Inc	8,676,728
6,766	e	Ebix, Inc	167,661
2,640	*,e	Echo Global Logistics, Inc	44,246
78,281	*	Electronic Arts, Inc	1,453,678
1,980	*	Ellie Mae, Inc	11,662
4,487	*	Envestnet, Inc	51,645
7,361		EPIQ Systems, Inc	89,731
899	*	ePlus, Inc	25,639
11,007	*	Equinix, Inc	1,320,400
12,004	*	Euronet Worldwide, Inc	220,393
3,791	*	ExlService Holdings, Inc	91,515
10,837		Factset Research Systems, Inc	957,124
9,362		Fair Isaac Corp	339,279
7,195	*	FalconStor Software, Inc	17,916
62,807		Fidelity National Information Services, Inc	1,793,768
22,813	*	First American Corp	323,945
34,519	*	Fiserv, Inc	2,170,900
3,480	*	FleetCor Technologies, Inc	118,285
3,443		Forrester Research, Inc	120,298
28,198	*	Fortinet, Inc	643,196
22,828	*	Gartner, Inc	865,409
29,574	*	Genpact Ltd	432,668
3,514	*,e,m	Gerber Scientific, Inc	0
13,960	*	Global Cash Access, Inc	73,988
18,835		Global Payments, Inc	942,127
25,555	*,e	Glu Mobile, Inc	85,865
60,161	*	Google, Inc (Class A)	34,899,998
3,256	*	Guidance Software, Inc	24,908
7,131	*	Hackett Group, Inc	27,633
9,047		Heartland Payment Systems, Inc	217,128

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

7,199	*,e	Higher One Holdings, Inc	$121,951
17,864		IAC/InterActiveCorp	769,402
7,256	e	iGate Corp	132,204
1,300	*	Imperva, Inc	42,874
24,855	*	Informatica Corp	1,051,367
9,027	*	Infospace, Inc	111,122
3,336	*	Interactive Intelligence, Inc	86,102
12,252	*	Internap Network Services Corp	82,211
289,449		International Business Machines Corp	55,747,876
71,922		Intuit, Inc	4,059,277
10,788	e	j2 Global, Inc	290,844
20,259		Jack Henry & Associates, Inc	692,858
9,920	*	JDA Software Group, Inc	292,342
6,197	*	Kenexa Corp	148,852
3,270		Keynote Systems, Inc	63,994
9,032	*,e	KIT Digital, Inc	97,817
7,413	*	Knot, Inc	61,083
20,352		Lender Processing Services, Inc	338,454
15,974	*,e	Limelight Networks, Inc	52,075
2,177	*,e	LinkedIn Corp	157,071
14,429	*	Lionbridge Technologies	39,680
4,406	*	Liquidity Services, Inc	152,051
12,357	*	Liveperson, Inc	148,284
4,786	*	LogMeIn, Inc	190,626
3,894	*	LoopNet, Inc	62,382
15,683	*	Magma Design Automation, Inc	112,290
4,794	*	Manhattan Associates, Inc	210,409
5,468		Mantech International Corp (Class A)	192,200
4,509	e	Marchex, Inc (Class B)	20,381
25,595		Mastercard, Inc (Class A)	9,100,813
8,152		MAXIMUS, Inc	367,085
22,602	*	Mentor Graphics Corp	313,490
19,018	*	Micros Systems, Inc	945,385
1,773,468		Microsoft Corp	52,370,509
1,873	*	MicroStrategy, Inc (Class A)	215,620
10,265		ModusLink Global Solutions, Inc	58,716
2,455	*	MoneyGram International, Inc	45,565
8,384	*	Monotype Imaging Holdings, Inc	130,874
30,653	*	Monster Worldwide, Inc	220,702
25,048	*,e	Motricity, Inc	19,415
9,308	*	Move, Inc	67,018
1,555	*	NCI, Inc (Class A)	11,383
8,768	*	Netscout Systems, Inc	181,147
6,417	*	NetSuite, Inc	268,744
17,305	*	NeuStar, Inc (Class A)	631,806
14,997		NIC, Inc	187,612
57,715	*	Nuance Communications, Inc	1,646,032
5,574	*,e	OpenTable, Inc	268,500
19,999	*	Openwave Systems, Inc	40,198
3,965	e	Opnet Technologies, Inc	140,559
918,537		Oracle Corp	25,902,742
27,974	*	Parametric Technology Corp	704,106

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

77,542		Paychex, Inc	$2,442,573
3,903	e	Pegasystems, Inc	110,689
5,657	*	Perficient, Inc	62,962
4,579	*	PRG-Schultz International, Inc	27,795
15,717	*	Progress Software Corp	366,678
5,040	*	PROS Holdings, Inc	81,749
1,541	*	QAD, Inc (Class A)	19,925
16,560	*	QLIK Technologies, Inc	466,992
14,355	*	Quest Software, Inc	292,124
6,466	*	QuinStreet, Inc	62,203
24,285	*	Rackspace Hosting, Inc	1,054,212
2,832		RealNetworks, Inc	28,915
7,109	*	RealPage, Inc	182,843
45,464	*	Red Hat, Inc	2,108,166
2,219	*	Responsys, Inc	26,029
2,575	*,e	Rosetta Stone, Inc	20,085
26,508	*	Rovi Corp	850,642
12,564	*	S1 Corp	122,625
6,629	*	Saba Software, Inc	65,892
69,332	*	SAIC, Inc	891,610
32,246	*	Salesforce.com, Inc	3,766,333
25,643		Sapient Corp	330,795
2,888	*	Sciquest, Inc	42,251
6,193	*	Seachange International, Inc	44,466
2,374	*,e	ServiceSource International LLC	40,168
4,340	*	Smith Micro Software, Inc	7,899
13,431	*	SolarWinds, Inc	424,554
16,583		Solera Holdings, Inc	792,170
6,680	*,e	Sourcefire, Inc	207,214
1,967	*	SPS Commerce, Inc	49,627
3,472	*	SRS Labs, Inc	24,026
5,910	*	SS&C Technologies Holdings, Inc	110,931
2,495	e	Stamps.com, Inc	77,370
19,734	*	SuccessFactors, Inc	785,413
12,281	*	SupportSoft, Inc	31,685
180,599	*	Symantec Corp	3,104,497
6,200	*	Synchronoss Technologies, Inc	207,204
36,261	*	Synopsys, Inc	1,058,096
3,616		Syntel, Inc	169,663
7,557	*	TA Indigo Holding Corp	51,765
17,294	*,e	Take-Two Interactive Software, Inc	269,786
9,639	*	Taleo Corp (Class A)	347,100
2,400	*	Tangoe, Inc	34,800
3,417	*	TechTarget, Inc	23,748
11,663	*	TeleCommunication Systems, Inc (Class A)	27,291
3,861	*	TeleNav, Inc	28,687
5,942	*	TeleTech Holdings, Inc	100,776
40,752	*	Teradata Corp	2,182,677
15,977	*,e	THQ, Inc	10,703
39,015	*	TIBCO Software, Inc	1,017,121
28,064	*	TiVo, Inc	291,304
5,971	*	TNS, Inc	110,105

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

38,118		Total System Services, Inc	$817,250
1,334	*,e	Travelzoo, Inc	34,431
7,530	*	Tyler Technologies, Inc	264,529
6,061	*	Ultimate Software Group, Inc	404,208
10,147	*	Unisys Corp	212,783
20,798		United Online, Inc	118,133
18,480	*	Valueclick, Inc	322,291
6,341	*	Vasco Data Security International	53,455
24,108	*	VeriFone Systems, Inc	1,029,412
4,964	*	Verint Systems, Inc	140,531
40,137		VeriSign, Inc	1,487,477
10,493	e	VirnetX Holding Corp	243,647
3,541	*	Virtusa Corp	56,621
125,218		Visa, Inc (Class A)	12,601,939
9,439	*,e	VistaPrint Ltd	337,727
20,076	*	VMware, Inc (Class A)	1,832,337
4,129	*	Vocus, Inc	94,843
18,567	*,e	Wave Systems Corp	42,518
13,713	*	WebMD Health Corp (Class A)	384,513
9,373	*	Websense, Inc	177,150
6,828	*	Website Pros, Inc	87,398
151,520		Western Union Co	2,894,032
9,074	*	Wright Express Corp	496,529
312,066	*	Yahoo!, Inc	4,827,661
960	*	Zillow, Inc	28,310
15,565	*	Zix Corp	47,006

		TOTAL SOFTWARE & SERVICES	319,812,864

TECHNOLOGY HARDWARE & EQUIPMENT - 6.8%
9,862	*,e	3D Systems Corp	188,561
12,649	*	Acme Packet, Inc	369,730
15,186		Adtran, Inc	525,891
4,188	*	Agilysys, Inc	34,090
39,282		Amphenol Corp (Class A)	2,138,118
3,543	*	Anaren, Inc	61,719
6,827		Anixter International, Inc	447,237
220,926	*	Apple, Inc	100,848,301
29,049	*	Arris Group, Inc	339,292
27,164	*	Arrow Electronics, Inc	1,121,602
20,174	*,e	Aruba Networks, Inc	447,459
6,951	*	Avid Technology, Inc	67,355
35,485	*	Avnet, Inc	1,237,362
10,247		AVX Corp	134,851
4,664	*	AX Holding Corp	59,093
2,463		Bel Fuse, Inc (Class B)	49,876
14,259	*	Benchmark Electronics, Inc	245,255
4,210		Black Box Corp	130,173
10,209	*	Blue Coat Systems, Inc	262,984
11,875	*,e	Bookham, Inc	49,163
16,004	*	Brightpoint, Inc	187,567
111,138	*	Brocade Communications Systems, Inc	623,484
8,859	*,e	Calix Networks, Inc	67,063

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

9,410	*	Checkpoint Systems, Inc	$98,993
22,563	*	Ciena Corp	328,292
1,315,336		Cisco Systems, Inc	25,820,045
9,719		Cognex Corp	403,824
5,880	*	Coherent, Inc	328,574
1,554		Communications Systems, Inc	23,139
5,463		Comtech Telecommunications Corp	168,588
375,033		Corning, Inc	4,826,674
8,479	*	Cray, Inc	63,253
8,048		CTS Corp	80,963
8,107		Daktronics, Inc	88,691
3,533		DDi Corp	34,305
392,286	*	Dell, Inc	6,759,088
15,333		Diebold, Inc	485,903
5,935	*	Digi International, Inc	67,006
12,531	*	Dolby Laboratories, Inc (Class A)	455,752
13,249	*	Dot Hill Systems Corp	20,006
4,081	*	DTS, Inc	115,615
8,231	*	Echelon Corp	42,554
8,987	*	EchoStar Corp (Class A)	235,729
4,394		Electro Rent Corp	75,093
5,293		Electro Scientific Industries, Inc	80,348
10,947	*	Electronics for Imaging, Inc	187,851
10,180	*,e	eMagin Corp	46,115
490,819	*	EMC Corp	12,643,497
20,726	*,e	EMCORE Corp	24,457
20,658	*	Emulex Corp	215,670
21,592	*	Extreme Networks, Inc	69,958
19,599	*	F5 Networks, Inc	2,346,784
4,796	*	Fabrinet	78,990
3,830	*	FARO Technologies, Inc	207,892
9,085	*	FEI Co	400,285
21,249	*	Finisar Corp	430,505
38,953		Flir Systems, Inc	1,003,040
3,970	*,e	Fusion-io, Inc	91,747
5,250	*	Globecomm Systems, Inc	74,918
6,061	*	GSI Group, Inc	70,005
26,951	*	Harmonic, Inc	158,202
28,017		Harris Corp	1,148,697
14,207	*	Harris Stratex Networks, Inc (Class A)	31,540
475,827		Hewlett-Packard Co	13,313,640
4,526	*	Imation Corp	26,839
6,684	*	Immersion Corp	37,631
24,560	*,e	Infinera Corp	175,358
37,870	*	Ingram Micro, Inc (Class A)	718,773
10,957	*	Insight Enterprises, Inc	202,266
10,703	e	InterDigital, Inc	399,436
13,943	*	Intermec, Inc	117,679
5,347	*	Intevac, Inc	44,541
2,400	*,e	InvenSense, Inc	39,576
6,474	*	IPG Photonics Corp	341,762
9,140	*	Itron, Inc	354,541

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

9,060	*	Ixia	$110,623
45,527		Jabil Circuit, Inc	1,031,642
53,505	*	JDS Uniphase Corp	678,978
128,221	*	Juniper Networks, Inc	2,683,666
12,417	*	Kemet Corp	114,112
3,489	*	KVH Industries, Inc	32,552
3,845	*	LeCroy Corp	40,026
18,743		Lexmark International, Inc (Class A)	654,131
5,333		Littelfuse, Inc	270,436
2,574	*	Loral Space & Communications, Inc	177,503
6,556	*,e	Maxwell Technologies, Inc	134,136
3,508	*	Measurement Specialties, Inc	114,010
6,850	*	Mercury Computer Systems, Inc	91,722
1,710	*	Meru Networks, Inc	8,430
8,663		Methode Electronics, Inc	86,024
18,854	*,e	Microvision, Inc	7,353
31,726	e	Molex, Inc	838,835
62,626	*	Motorola Mobility Holdings, Inc	2,419,242
71,569		Motorola, Inc	3,321,517
3,658		MTS Systems Corp	167,866
2,112	*	Multi-Fineline Electronix, Inc	52,504
21,291		National Instruments Corp	572,941
37,309	*	NCR Corp	698,798
3,652	*,e	NeoPhotonics Corp Ltd	20,086
87,910	*	NetApp, Inc	3,317,723
8,596	*	Netgear, Inc	342,293
8,787	*	Newport Corp	162,296
7,784	*	Novatel Wireless, Inc	22,340
1,515	*	Numerex Corp	12,968
12,097	*,e	OCZ Technology Group, Inc	101,978
4,577	*	Oplink Communications, Inc	85,727
12,918	*	OpNext, Inc	14,210
5,659	*	Orbcomm, Inc	19,524
4,464	*	OSI Systems, Inc	239,851
4,855		Park Electrochemical Corp	147,446
2,182		PC Connection, Inc	26,184
11,316		Plantronics, Inc	421,408
8,340	*	Plexus Corp	302,325
41,460	*	Polycom, Inc	827,127
16,094	*,e	Power-One, Inc	69,848
5,929	*,e	Powerwave Technologies, Inc	10,198
3,378	*	Procera Networks, Inc	56,852
24,603	*	QLogic Corp	426,124
399,321		Qualcomm, Inc	23,488,061
53,007	*	Quantum Corp	133,578
7,279	*,e	Rackable Systems, Inc	99,286
4,550	*	Radisys Corp	27,437
9,664	*,e	RealD, Inc	84,753
3,297		Richardson Electronics Ltd	39,927
2,264		Rimage Corp	28,164
36,191	*	Riverbed Technology, Inc	866,413
6,666	*	Rofin-Sinar Technologies, Inc	189,114

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

3,746	*	Rogers Corp	$143,959
57,271	*	SanDisk Corp	2,627,593
18,915	*	Sanmina-SCI Corp	207,687
6,324	*	Scansource, Inc	237,593
9,086	*	SCM Microsystems, Inc	20,716
11,060	*	ShoreTel, Inc	72,443
49,514	*	Sonus Networks, Inc	127,746
10,905	*,e	STEC, Inc	103,161
4,959	*	Stratasys, Inc	182,243
6,295	*	Super Micro Computer, Inc	106,260
4,680		Sycamore Networks, Inc	90,886
10,138	*	Symmetricom, Inc	63,261
7,552	*	Synaptics, Inc	289,317
6,788	*	SYNNEX Corp	245,590
10,189	*	Tech Data Corp	529,013
9,755		Technitrol, Inc	27,997
85,352		Tellabs, Inc	324,338
28,743	*	Trimble Navigation Ltd	1,346,035
12,203	*	TTM Technologies, Inc	149,731
2,000	*,e	Ubiquiti Networks, Inc	48,560
9,099	*,e	Universal Display Corp	383,159
2,612	*	Veraz Networks, Inc	2,337
8,507	*	Viasat, Inc	404,423
624	*	Viasystems Group, Inc	10,602
34,074	*	Vishay Intertechnology, Inc	418,429
2,879	*	Vishay Precision Group, Inc	45,373
8,226	*	Westell Technologies, Inc	18,097
54,881	*	Western Digital Corp	1,994,924
333,303		Xerox Corp	2,583,098
6,180	*	X-Rite, Inc	28,057
6,647		Xyratex Ltd	105,554
12,801	*	Zebra Technologies Corp (Class A)	484,646
3,725	*	Zygo Corp	65,895

		TOTAL TECHNOLOGY HARDWARE & EQUIPMENT	244,619,867

TELECOMMUNICATION SERVICES - 2.7%
14,596	*,e	8x8, Inc	64,806
5,448		AboveNet, Inc	362,020
10,605	e	Alaska Communications Systems Group, Inc	28,846
94,586		American Tower Corp	6,007,156
1,415,433		AT&T, Inc	41,627,884
2,198		Atlantic Tele-Network, Inc	79,326
6,553	*	Cbeyond Communications, Inc	55,701
146,013		CenturyTel, Inc	5,406,860
46,695	*	Cincinnati Bell, Inc	161,098
45,189	*,e	Clearwire Corp (Class A)	76,369
10,775	*	Cogent Communications Group, Inc	164,211
6,123	e	Consolidated Communications Holdings, Inc	116,276
69,904	*	Crown Castle International Corp	3,388,947
5,050	*,e	Fairpoint Communications, Inc	20,554
234,323	e	Frontier Communications Corp	1,002,902
9,708	*	General Communication, Inc (Class A)	101,060

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

22,704	*,e	Globalstar, Inc	$14,758
3,126		HickoryTech Corp	35,918
3,264		IDT Corp (Class B)	28,723
7,190	*	inContact, Inc	35,950
10,223	*,e	Iridium Communications, Inc	81,682
14,393	*,e	Leap Wireless International, Inc	123,204
37,522	*	Level 3 Communications, Inc	696,033
5,391		Lumos Networks Corp	81,027
65,672	*	MetroPCS Communications, Inc	580,540
7,368	*	Neutral Tandem, Inc	90,553
39,721	*	NII Holdings, Inc (Class B)	798,789
5,981		NTELOS Holdings Corp	136,546
12,259	*	Premiere Global Services, Inc	107,879
26,533	*	SBA Communications Corp (Class A)	1,213,089
5,565		Shenandoah Telecom Co	54,927
703,887	*	Sprint Nextel Corp	1,492,240
3,293		SureWest Communications	47,683
23,102		Telephone & Data Systems, Inc	607,583
9,929	*,e	Towerstream Corp	28,397
35,326	*	tw telecom inc (Class A)	711,819
3,738	*	US Cellular Corp	171,462
5,178		USA Mobility, Inc	73,269
676,516		Verizon Communications, Inc	25,477,592
32,657	*	Vonage Holdings Corp	82,622
136,416		Windstream Corp	1,646,540

		TOTAL TELECOMMUNICATION SERVICES	93,082,841

TRANSPORTATION - 1.9%
12,617	*	Air Transport Services Group, Inc	75,828
9,147	*	Alaska Air Group, Inc	696,361
9,754		Alexander & Baldwin, Inc	461,364
4,433		Allegiant Travel Co	243,682
2,028		Amerco, Inc	196,148
5,976		Arkansas Best Corp	108,285
6,167	*	Atlas Air Worldwide Holdings, Inc	293,765
24,700	*	Avis Budget Group, Inc	354,445
9,698	e	Baltic Trading Ltd	41,023
4,720		Celadon Group, Inc	70,564
39,564		CH Robinson Worldwide, Inc	2,723,586
13,079		Con-Way, Inc	415,127
7,595		Copa Holdings S.A. (Class A)	517,523
1,382	*	Covenant Transportation Group, Inc	4,561
263,048		CSX Corp	5,931,732
200,969	*	Delta Air Lines, Inc	2,120,222
6,820	*	Dollar Thrifty Automotive Group, Inc	502,293
26,016	*,e	Eagle Bulk Shipping, Inc	36,943
10,669	*,e	Excel Maritime Carriers Ltd	15,683
49,853		Expeditors International Washington, Inc	2,225,936
75,599		FedEx Corp	6,916,553
6,886		Forward Air Corp	241,010
6,987	*,e	Genco Shipping & Trading Ltd	48,909
9,305	*	Genesee & Wyoming, Inc (Class A)	577,841

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

11,832	*	Hawaiian Holdings, Inc	$82,351
11,857		Heartland Express, Inc	175,721
57,791	*	Hertz Global Holdings, Inc	785,958
8,630	*	Hub Group, Inc (Class A)	295,405
1,270		International Shipholding Corp	28,893
21,459		J.B. Hunt Transport Services, Inc	1,095,911
57,924	*	JetBlue Airways Corp	343,489
25,838	*	Kansas City Southern Industries, Inc	1,773,520
12,607	*	Kirby Corp	841,769
14,376		Knight Transportation, Inc	253,161
12,311		Landstar System, Inc	629,708
3,640		Marten Transport Ltd	79,534
84,236		Norfolk Southern Corp	6,081,840
11,138	*	Old Dominion Freight Line	474,702
8,204	*	Pacer International, Inc	49,552
1,951	*	Park-Ohio Holdings Corp	38,805
911	*	Patriot Transportation Holding, Inc	18,721
3,540	*	Quality Distribution, Inc	43,471
5,014	*	RailAmerica, Inc	74,909
11,311	*,e	Republic Airways Holdings, Inc	62,324
2,136	*	Roadrunner Transportation Services Holdings, Inc	32,125
12,098		Ryder System, Inc	680,875
3,730	*	Saia, Inc	56,174
12,342		Skywest, Inc	157,978
186,486		Southwest Airlines Co	1,786,536
4,942	*,e	Spirit Airlines, Inc	82,976
18,759	*	Swift Transportation Co, Inc	216,291
80,680	*	UAL Corp	1,863,708
3,322	*,e	Ultrapetrol Bahamas Ltd	8,903
117,395		Union Pacific Corp	13,419,423
175,843		United Parcel Service, Inc (Class B)	13,302,524
1,485		Universal Truckload Services, Inc	26,403
38,604	*,e	US Airways Group, Inc	325,818
24,041		UTI Worldwide, Inc	357,970
10,296		Werner Enterprises, Inc	269,034
4,930	*	Wesco Aircraft Holdings, Inc	68,971
2,407	*,e	Zipcar, Inc	38,175

		TOTAL TRANSPORTATION	70,743,012

UTILITIES - 3.5%
154,552	*	AES Corp	1,972,085
27,847		AGL Resources, Inc	1,155,929
8,685		Allete, Inc	359,993
27,191		Alliant Energy Corp	1,152,626
56,712		Ameren Corp	1,794,368
114,874		American Electric Power Co, Inc	4,544,415
4,383		American States Water Co	158,533
41,843		American Water Works Co, Inc	1,411,364
34,858		Aqua America, Inc	768,967
1,522	e	Artesian Resources Corp	28,766
26,858	e	Atlantic Power Corp	398,304
20,652		Atmos Energy Corp	669,331

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

13,530		Avista Corp	$342,850
9,257		Black Hills Corp	312,516
2,819	*	Cadiz, Inc	28,021
9,806		California Water Service Group	180,921
90,985	*	Calpine Corp	1,328,381
100,112		Centerpoint Energy, Inc	1,849,069
4,620		Central Vermont Public Service Corp	162,485
4,533		CH Energy Group, Inc	257,837
2,233		Chesapeake Utilities Corp	96,064
14,344		Cleco Corp	570,317
59,412		CMS Energy Corp	1,296,964
1,994		Connecticut Water Service, Inc	60,578
69,649		Consolidated Edison, Inc	4,106,505
3,410	e	Consolidated Water Co, Inc	26,564
44,029		Constellation Energy Group, Inc	1,603,976
137,220		Dominion Resources, Inc	6,866,488
40,746		DTE Energy Co	2,168,095
318,967		Duke Energy Corp	6,797,187
24,304	*	Dynegy, Inc (Class A)	45,205
76,564		Edison International	3,142,187
9,900		El Paso Electric Co	344,520
9,813		Empire District Electric Co	204,405
42,519		Entergy Corp	2,949,968
158,689		Exelon Corp	6,312,648
99,681		FirstEnergy Corp	4,208,532
3,274		Genie Energy Ltd	34,246
31,973		Great Plains Energy, Inc	659,283
22,373		Hawaiian Electric Industries, Inc	580,579
12,841		Idacorp, Inc	541,248
18,402		Integrys Energy Group, Inc	955,248
12,683		ITC Holdings Corp	934,864
6,510		Laclede Group, Inc	271,207
44,297		MDU Resources Group, Inc	947,070
6,531		MGE Energy, Inc	292,981
3,647		Middlesex Water Co	68,892
19,421		National Fuel Gas Co	976,488
10,731		New Jersey Resources Corp	512,083
100,781		NextEra Energy, Inc	6,031,743
65,867		NiSource, Inc	1,497,157
41,594		Northeast Utilities	1,445,392
7,325		Northwest Natural Gas Co	348,304
8,515		NorthWestern Corp	299,217
56,757	*	NRG Energy, Inc	958,058
25,391		NSTAR	1,140,818
55,524		NV Energy, Inc	899,489
23,873		OGE Energy Corp	1,261,927
25,758		Oneok, Inc	2,142,035
4,216		Ormat Technologies, Inc	68,510
8,452		Otter Tail Corp	186,705
53,110		Pepco Holdings, Inc	1,044,143
94,732		PG&E Corp	3,851,803
17,015		Piedmont Natural Gas Co, Inc	560,134

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

25,628		Pinnacle West Capital Corp	$1,211,179
20,398		PNM Resources, Inc	363,288
17,731		Portland General Electric Co	442,211
137,587		PPL Corp	3,823,543
71,013		Progress Energy, Inc	3,858,136
120,397		Public Service Enterprise Group, Inc	3,652,845
41,729		Questar Corp	804,535
181,548	*	RRI Energy, Inc	386,697
27,063		SCANA Corp	1,213,234
57,422		Sempra Energy	3,267,312
3,305		SJW Corp	78,295
7,932		South Jersey Industries, Inc	435,308
202,320		Southern Co	9,217,699
10,760		Southwest Gas Corp	449,768
50,582		TECO Energy, Inc	913,005
26,360		UGI Corp	709,348
11,878		UIL Holdings Corp	410,741
8,629		Unisource Energy Corp	321,517
2,557		Unitil Corp	70,650
19,179		Vectren Corp	548,328
26,768		Westar Energy, Inc	761,282
12,031		WGL Holdings, Inc	513,122
56,382		Wisconsin Energy Corp	1,916,988
113,718		Xcel Energy, Inc	3,024,899
2,976		York Water Co	52,973

		TOTAL UTILITIES	126,633,491

		TOTAL COMMON STOCKS	3,526,557,503

		(Cost $3,119,162,751)

RIGHTS / WARRANTS - 0.0%
ENERGY - 0.0%
2,156	e,m	Magnum Hunter Resources Corp	0

		TOTAL ENERGY	0

FOOD, BEVERAGE & TOBACCO - 0.0%
11,930	e,m	Pilgrim’s Pride Corp	2,175

		TOTAL FOOD, BEVERAGE & TOBACCO	2,175

		TOTAL RIGHTS / WARRANTS	2,175

		(Cost $0)

SHORT-TERM INVESTMENTS - 2.3%
INVESTMENTS IN REGISTERED INVESTMENT COMPANIES - 2.3%
		TIAA-CREF Short Term Lending Portfolio of the State Street
79,793,329	a,c	Navigator Securities Lending Trust	79,793,329

		TOTAL INVESTMENTS IN REGISTERED INVESTMENT COMPANIES	79,793,329

		TOTAL SHORT-TERM INVESTMENTS	79,793,329

		(Cost $79,793,329)

		TOTAL INVESTMENTS - 101.9%	3,606,353,007
		(Cost $3,198,956,080)

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

		OTHER ASSETS & LIABILITIES, NET - (1.9)%	$(67,446,829)

		NET ASSETS - 100.0%	$3,538,906,178

Abbreviation(s):
ADR American Depositary Receipt
REIT Real Estate Investment Trust
SPDR Standard & Poor’s Depository Receipts

	*	Non-income producing.
	a	Affiliated holding.
	c	Investments made with cash collateral received from securities on loan.
	d	All or a portion of these securities have been segregated to cover margin requirements on open futures contracts.
	e	All or a portion of these securities are out on loan. The aggregate value of securities on loan is $76,920,825.
	m	Indicates a security that has been deemed illiquid.

TIAA-CREF FUNDS - S&P 500 Index Fund

TIAA-CREF FUNDS
S&P 500 INDEX FUND
SCHEDULE OF INVESTMENTS (unaudited)
January 31, 2012

SHARES		COMPANY	VALUE

COMMON STOCKS - 99.6%

AUTOMOBILES & COMPONENTS - 0.8%
12,400	*	BorgWarner, Inc	$925,412
432,020		Ford Motor Co	5,365,688
27,846	*	Goodyear Tire & Rubber Co	361,998
26,430		Harley-Davidson, Inc	1,167,942
77,369		Johnson Controls, Inc	2,458,013

		TOTAL AUTOMOBILES & COMPONENTS	10,279,053

BANKS - 2.8%
79,282		BB&T Corp	2,155,678
22,540		Comerica, Inc	623,682
104,608		Fifth Third Bancorp	1,360,950
30,130		First Horizon National Corp	263,035
60,690		Hudson City Bancorp, Inc	408,444
98,411		Huntington Bancshares, Inc	561,927
108,440		Keycorp	842,579
14,241		M&T Bank Corp	1,135,577
40,627		People’s United Financial, Inc	500,931
59,818		PNC Financial Services Group, Inc	3,524,477
145,021		Regions Financial Corp	757,010
61,098		SunTrust Banks, Inc	1,256,786
216,950		US Bancorp	6,122,328
599,418		Wells Fargo & Co	17,508,999
20,652		Zions Bancorporation	347,780

		TOTAL BANKS	37,370,183

CAPITAL GOODS - 8.4%
79,672		3M Co	6,908,359
84,491		Boeing Co	6,267,542
73,453		Caterpillar, Inc	8,015,192
17,980		Cooper Industries plc	1,062,978
21,932		Cummins, Inc	2,280,928
64,774		Danaher Corp	3,401,283
47,061		Deere & Co	4,054,305
21,086		Dover Corp	1,337,063
38,012		Eaton Corp	1,863,728
83,650		Emerson Electric Co	4,297,936
33,563	e	Fastenal Co	1,566,721
6,239		Flowserve Corp	687,351
19,303		Fluor Corp	1,085,601
40,492		General Dynamics Corp	2,800,427
1,199,987		General Electric Co	22,451,757
14,243		Goodrich Corp	1,776,814
87,937		Honeywell International, Inc	5,103,863
54,945		Illinois Tool Works, Inc	2,913,733

TIAA-CREF FUNDS - S&P 500 Index Fund

SHARES		COMPANY	VALUE

35,521		Ingersoll-Rand plc	$1,241,104
14,465	*	Jacobs Engineering Group, Inc	647,453
11,918		Joy Global, Inc	1,080,843
11,240		L-3 Communications Holdings, Inc	795,118
30,173		Lockheed Martin Corp	2,483,841
40,715		Masco Corp	491,430
29,716		Northrop Grumman Corp	1,725,014
40,728		Paccar, Inc	1,800,178
13,038		Pall Corp	778,108
17,188		Parker Hannifin Corp	1,386,728
16,395		Precision Castparts Corp	2,683,534
24,101	*	Quanta Services, Inc	520,582
39,359		Raytheon Co	1,888,838
16,101		Rockwell Automation, Inc	1,253,785
17,265		Rockwell Collins, Inc	999,471
10,869		Roper Industries, Inc	1,015,056
6,606		Snap-On, Inc	373,305
19,212		Stanley Works	1,348,298
31,480		Textron, Inc	802,110
52,534		Tyco International Ltd	2,676,607
103,001		United Technologies Corp	8,070,129
6,901		W.W. Grainger, Inc	1,316,297
20,646		Xylem, Inc	534,938

		TOTAL CAPITAL GOODS	113,788,348

COMMERCIAL & PROFESSIONAL SERVICES - 0.5%
11,684		Avery Dennison Corp	317,221
12,551		Cintas Corp	465,015
5,568		Dun & Bradstreet Corp	461,086
13,937		Equifax, Inc	543,125
20,868		Iron Mountain, Inc	643,152
22,656	e	Pitney Bowes, Inc	429,784
21,039	e	R.R. Donnelley & Sons Co	239,003
35,804		Republic Services, Inc	1,048,341
16,222		Robert Half International, Inc	449,187
9,642	*	Stericycle, Inc	810,121
52,356		Waste Management, Inc	1,819,894

		TOTAL COMMERCIAL & PROFESSIONAL SERVICES	7,225,929

CONSUMER DURABLES & APPAREL - 1.0%
33,189		Coach, Inc	2,324,889
31,676		DR Horton, Inc	440,930
8,004		Harman International Industries, Inc	337,769
13,069		Hasbro, Inc	456,239
15,851		Leggett & Platt, Inc	340,162
18,336		Lennar Corp (Class A)	394,041
38,868		Mattel, Inc	1,204,908
32,411		Newell Rubbermaid, Inc	598,631
42,173		Nike, Inc (Class B)	4,385,571
40,483	*	Pulte Homes, Inc	301,598
7,298		Ralph Lauren Corp	1,109,296
9,919		VF Corp	1,304,249

TIAA-CREF FUNDS - S&P 500 Index Fund

SHARES		COMPANY	VALUE

8,761		Whirlpool Corp	$475,898

		TOTAL CONSUMER DURABLES & APPAREL	13,674,181

CONSUMER SERVICES - 2.1%
13,224	*	Apollo Group, Inc (Class A)	693,070
51,471		Carnival Corp	1,554,424
3,561	*	Chipotle Mexican Grill, Inc (Class A)	1,307,920
15,186		Darden Restaurants, Inc	696,582
6,840		DeVry, Inc	258,278
32,964		H&R Block, Inc	539,291
33,859		International Game Technology	539,374
30,416		Marriott International, Inc (Class A)	1,047,831
116,309		McDonald’s Corp	11,520,406
84,748		Starbucks Corp	4,061,972
21,798		Starwood Hotels & Resorts Worldwide, Inc	1,182,324
17,148		Wyndham Worldwide Corp	681,804
9,013		Wynn Resorts Ltd	1,038,568
52,361		Yum! Brands, Inc	3,316,022

		TOTAL CONSUMER SERVICES	28,437,866

DIVERSIFIED FINANCIALS - 5.9%
114,806		American Express Co	5,756,372
25,740		Ameriprise Financial, Inc	1,378,377
1,152,212		Bank of America Corp	8,215,272
137,886		Bank of New York Mellon Corp	2,775,645
11,394		BlackRock, Inc	2,073,708
52,230		Capital One Financial Corp	2,389,523
122,799		Charles Schwab Corp	1,430,608
332,074		Citigroup, Inc	10,201,313
7,579		CME Group, Inc	1,815,246
62,521		Discover Financial Services	1,699,321
28,951	*	E*Trade Financial Corp	237,109
10,392	e	Federated Investors, Inc (Class B)	177,495
16,555		Franklin Resources, Inc	1,756,486
55,968		Goldman Sachs Group, Inc	6,238,753
8,251	*	IntercontinentalExchange, Inc	944,574
51,150		Invesco Ltd	1,154,456
431,907		JPMorgan Chase & Co	16,110,131
13,973		Legg Mason, Inc	355,892
22,585		Leucadia National Corp	626,960
22,255		Moody’s Corp	828,554
168,757		Morgan Stanley	3,147,318
14,334	*	Nasdaq Stock Market, Inc	355,197
27,316		Northern Trust Corp	1,125,692
29,693		NYSE Euronext	788,646
57,557		SLM Corp	860,477
36,000		SPDR Trust Series 1	4,723,560
55,944		State Street Corp	2,191,886
28,725		T Rowe Price Group, Inc	1,661,454

		TOTAL DIVERSIFIED FINANCIALS	81,020,025

TIAA-CREF FUNDS - S&P 500 Index Fund

SHARES		COMPANY	VALUE

ENERGY - 11.9%
24,967	*	Alpha Natural Resources, Inc	$502,336
56,574		Anadarko Petroleum Corp	4,566,653
43,664		Apache Corp	4,317,496
49,579		Baker Hughes, Inc	2,435,816
23,708		Cabot Oil & Gas Corp	756,285
27,863	*	Cameron International Corp	1,482,312
74,988		Chesapeake Energy Corp	1,584,496
226,358		Chevron Corp	23,332,983
150,925		ConocoPhillips	10,294,594
25,808		Consol Energy, Inc	922,378
45,747	*	Denbury Resources, Inc	862,788
45,926	*	Devon Energy Corp	2,930,538
7,800	e	Diamond Offshore Drilling, Inc	485,940
87,702		El Paso Corp	2,356,553
30,569		EOG Resources, Inc	3,244,594
16,934		Equitable Resources, Inc	855,506
544,797	d	Exxon Mobil Corp	45,621,300
27,001	*	FMC Technologies, Inc	1,380,021
104,620		Halliburton Co	3,847,924
12,194		Helmerich & Payne, Inc	752,492
33,894		Hess Corp	1,908,232
80,026		Marathon Oil Corp	2,512,016
40,553		Marathon Petroleum Corp	1,549,936
22,011		Murphy Oil Corp	1,311,856
32,752	*	Nabors Industries Ltd	609,842
48,191		National Oilwell Varco, Inc	3,565,170
15,091	*	Newfield Exploration Co	570,591
28,631		Noble Corp	997,504
19,967		Noble Energy, Inc	2,010,078
92,279		Occidental Petroleum Corp	9,206,676
30,718		Peabody Energy Corp	1,047,177
13,834		Pioneer Natural Resources Co	1,373,716
20,145		Questar Market Resources, Inc	576,953
17,800		Range Resources Corp	1,023,856
14,293	*	Rowan Cos, Inc	486,105
152,561		Schlumberger Ltd	11,468,010
39,522	*	Southwestern Energy Co	1,230,715
73,951		Spectra Energy Corp	2,328,717
12,129		Sunoco, Inc	465,268
16,348	*	Tesoro Corp	409,190
63,683		Valero Energy Corp	1,527,755
67,037		Williams Cos, Inc	1,932,006
22,074	*	WPX Energy, Inc	363,780

		TOTAL ENERGY	161,008,154

FOOD & STAPLES RETAILING - 2.3%
49,239		Costco Wholesale Corp	4,050,893
147,971		CVS Corp	6,177,789
67,913		Kroger Co	1,613,613
38,228		Safeway, Inc	840,251
24,468	e	Supervalu, Inc	169,074
67,079		Sysco Corp	2,019,749

TIAA-CREF FUNDS - S&P 500 Index Fund

SHARES		COMPANY	VALUE

101,113		Walgreen Co	$3,373,130
198,535		Wal-Mart Stores, Inc	12,182,107
18,164		Whole Foods Market, Inc	1,344,681

		TOTAL FOOD & STAPLES RETAILING	31,771,287

FOOD, BEVERAGE & TOBACCO - 6.1%
233,773		Altria Group, Inc	6,639,153
75,963		Archer Daniels Midland Co	2,174,821
17,706		Beam, Inc	926,201
11,555		Brown-Forman Corp (Class B)	938,382
20,145		Campbell Soup Co	638,597
258,160		Coca-Cola Co	17,433,544
35,121		Coca-Cola Enterprises, Inc	940,892
47,143		ConAgra Foods, Inc	1,257,304
19,509	*	Constellation Brands, Inc (Class A)	407,738
20,756	*	Dean Foods Co	223,335
24,390		Dr Pepper Snapple Group, Inc	946,820
73,166		General Mills, Inc	2,914,202
36,377		H.J. Heinz Co	1,886,147
17,395		Hershey Co	1,062,487
15,845		Hormel Foods Corp	456,019
12,987		J.M. Smucker Co	1,023,116
28,305		Kellogg Co	1,401,664
200,838		Kraft Foods, Inc (Class A)	7,692,094
15,356		Lorillard, Inc	1,649,081
15,131		McCormick & Co, Inc	764,721
23,148		Mead Johnson Nutrition Co	1,715,035
17,915		Molson Coors Brewing Co (Class B)	768,374
177,713		PepsiCo, Inc	11,670,413
197,437		Philip Morris International, Inc	14,762,364
38,416		Reynolds American, Inc	1,507,060
67,183		Sara Lee Corp	1,286,554
32,871		Tyson Foods, Inc (Class A)	612,715

		TOTAL FOOD, BEVERAGE & TOBACCO	83,698,833

HEALTH CARE EQUIPMENT & SERVICES - 4.0%
41,208		Aetna, Inc	1,800,790
29,382		AmerisourceBergen Corp	1,145,017
9,708		Bard (C.R.), Inc	898,184
64,114		Baxter International, Inc	3,557,045
24,357		Becton Dickinson & Co	1,909,832
168,564	*	Boston Scientific Corp	1,004,641
39,290		Cardinal Health, Inc	1,690,649
25,376	*	CareFusion Corp	607,755
16,480	*	Cerner Corp	1,003,467
32,473		Cigna Corp	1,455,765
16,577	*	Coventry Health Care, Inc	498,470
54,860		Covidien plc	2,825,290
10,570	*	DaVita, Inc	864,732
16,057		Dentsply International, Inc	605,991
12,975	*	Edwards Lifesciences Corp	1,072,643
55,322	*	Express Scripts, Inc	2,830,274

TIAA-CREF FUNDS - S&P 500 Index Fund

SHARES		COMPANY	VALUE

18,597		Humana, Inc	$1,655,505
4,433	*	Intuitive Surgical, Inc	2,038,781
11,271	*	Laboratory Corp of America Holdings	1,030,057
27,924		McKesson Corp	2,281,949
44,024	*	Medco Health Solutions, Inc	2,730,368
119,981		Medtronic, Inc	4,627,668
10,081		Patterson Cos, Inc	324,709
17,880		Quest Diagnostics, Inc	1,038,470
36,290		St. Jude Medical, Inc	1,513,656
36,974		Stryker Corp	2,049,469
48,777	*	Tenet Healthcare Corp	258,030
121,187		UnitedHealth Group, Inc	6,276,274
12,827	*	Varian Medical Systems, Inc	844,914
39,555		WellPoint, Inc	2,544,178
20,382	*	Zimmer Holdings, Inc	1,238,207

		TOTAL HEALTH CARE EQUIPMENT & SERVICES	54,222,780

HOUSEHOLD & PERSONAL PRODUCTS - 2.3%
48,842		Avon Products, Inc	867,922
15,054		Clorox Co	1,033,608
55,025		Colgate-Palmolive Co	4,991,868
25,410		Estee Lauder Cos (Class A)	1,472,002
44,843		Kimberly-Clark Corp	3,208,965
312,727		Procter & Gamble Co	19,714,310

		TOTAL HOUSEHOLD & PERSONAL PRODUCTS	31,288,675

INSURANCE - 3.6%
38,301		ACE Ltd	2,665,750
53,084		Aflac, Inc	2,560,241
57,481		Allstate Corp	1,658,327
49,617	*	American International Group, Inc	1,245,883
36,767		AON Corp	1,780,626
10,586		Assurant, Inc	419,206
199,833	*	Berkshire Hathaway, Inc (Class B)	15,660,911
31,624		Chubb Corp	2,131,774
18,264		Cincinnati Financial Corp	596,868
55,894	*	Genworth Financial, Inc (Class A)	430,943
51,068		Hartford Financial Services Group, Inc	894,711
34,384		Lincoln National Corp	740,631
34,722		Loews Corp	1,295,478
61,173		Marsh & McLennan Cos, Inc	1,932,455
120,246		Metlife, Inc	4,248,291
34,342		Principal Financial Group	937,880
69,717		Progressive Corp	1,413,861
53,671		Prudential Financial, Inc	3,072,128
11,469		Torchmark Corp	523,789
46,937		Travelers Cos, Inc	2,736,427
32,902		UnumProvident Corp	751,153
36,068		XL Capital Ltd	731,098

		TOTAL INSURANCE	48,428,431

TIAA-CREF FUNDS - S&P 500 Index Fund

SHARES		COMPANY	VALUE

MATERIALS - 3.6%
23,931		Air Products & Chemicals, Inc	$2,106,646
7,771		Airgas, Inc	613,365
121,759		Alcoa, Inc	1,237,071
12,071		Allegheny Technologies, Inc	547,903
18,325		Ball Corp	719,440
11,723		Bemis Co, Inc	366,695
7,430		CF Industries Holdings, Inc	1,317,933
16,274		Cleveland-Cliffs, Inc	1,175,797
134,364		Dow Chemical Co	4,502,538
105,038		Du Pont (E.I.) de Nemours & Co	5,345,384
15,738		Eastman Chemical Co	791,936
34,136		Ecolab, Inc	2,063,180
8,028		FMC Corp	744,035
107,769		Freeport-McMoRan Copper & Gold, Inc (Class B)	4,980,005
9,062		International Flavors & Fragrances, Inc	505,750
49,718		International Paper Co	1,548,218
19,120		MeadWestvaco Corp	562,893
60,870		Monsanto Co	4,994,384
33,865		Mosaic Co	1,895,424
56,260		Newmont Mining Corp	3,458,865
36,028		Nucor Corp	1,602,886
18,768	*	Owens-Illinois, Inc	451,370
17,562		PPG Industries, Inc	1,573,204
34,082		Praxair, Inc	3,619,508
21,848		Sealed Air Corp	435,431
9,797		Sherwin-Williams Co	955,501
13,670		Sigma-Aldrich Corp	930,107
9,489		Titanium Metals Corp	145,941
16,365	e	United States Steel Corp	494,059
14,658	e	Vulcan Materials Co	642,900

		TOTAL MATERIALS	50,328,369

MEDIA - 3.1%
25,071		Cablevision Systems Corp (Class A)	364,783
74,368		CBS Corp (Class B)	2,118,001
309,749		Comcast Corp (Class A)	8,236,225
80,222	*	DIRECTV	3,610,792
30,043	*	Discovery Communications, Inc (Class A)	1,288,244
26,910		Gannett Co, Inc	381,315
51,879		Interpublic Group of Cos, Inc	535,910
33,364		McGraw-Hill Cos, Inc	1,534,744
249,316		News Corp (Class A)	4,694,620
31,373		Omnicom Group, Inc	1,430,923
10,945		Scripps Networks Interactive (Class A)	474,575
36,290		Time Warner Cable, Inc	2,675,299
113,793		Time Warner, Inc	4,217,169
62,781		Viacom, Inc (Class B)	2,953,218
204,220		Walt Disney Co	7,944,158
576	e	Washington Post Co (Class B)	218,137

		TOTAL MEDIA	42,678,113

TIAA-CREF FUNDS - S&P 500 Index Fund

SHARES		COMPANY	VALUE

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 7.6%
177,039		Abbott Laboratories	$9,586,662
39,497	*	Agilent Technologies, Inc	1,677,438
34,684		Allergan, Inc	3,049,070
90,178		Amgen, Inc	6,123,988
27,617	*	Biogen Idec, Inc	3,256,597
192,634		Bristol-Myers Squibb Co	6,210,520
50,472	*	Celgene Corp	3,669,314
115,830		Eli Lilly & Co	4,603,084
30,384	*	Forest Laboratories, Inc	965,604
85,402	*	Gilead Sciences, Inc	4,171,034
18,696	*	Hospira, Inc	644,264
310,400		Johnson & Johnson	20,458,463
20,281	*	Life Technologies Corp	982,209
346,452		Merck & Co, Inc	13,255,254
48,529	*	Mylan Laboratories, Inc	1,006,977
12,855		PerkinElmer, Inc	308,263
10,635		Perrigo Co	1,016,706
873,737		Pfizer, Inc	18,697,972
43,021	*	Thermo Electron Corp	2,275,811
10,085	*	Waters Corp	873,058
14,464	*	Watson Pharmaceuticals, Inc	848,024

		TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES	103,680,312

REAL ESTATE - 1.9%
52,115		AMB Property Corp	1,652,567
13,709		Apartment Investment & Management Co (Class A)	336,693
10,814		AvalonBay Communities, Inc	1,470,812
16,789		Boston Properties, Inc	1,746,895
36,838	*	CBRE Group, Inc	710,973
33,737		Equity Residential	2,009,038
46,377		HCP, Inc	1,949,225
21,589		Health Care REIT, Inc	1,235,107
80,348		Host Marriott Corp	1,319,314
46,155		Kimco Realty Corp	842,329
18,149		Plum Creek Timber Co, Inc	703,818
16,146		Public Storage, Inc	2,242,034
33,402		Simon Property Group, Inc	4,537,996
32,743		Ventas, Inc	1,909,244
20,982		Vornado Realty Trust	1,697,024
60,792		Weyerhaeuser Co	1,217,056

		TOTAL REAL ESTATE	25,580,125

RETAILING - 3.8%
9,854		Abercrombie & Fitch Co (Class A)	452,693
41,329	*	Amazon.com, Inc	8,036,011
5,558	*,e	Autonation, Inc	198,754
3,176	*	Autozone, Inc	1,104,867
27,296	*	Bed Bath & Beyond, Inc	1,656,867
33,407		Best Buy Co, Inc	800,098
7,493	*	Big Lots, Inc	295,899
25,665	*	Carmax, Inc	780,986

TIAA-CREF FUNDS - S&P 500 Index Fund

SHARES		COMPANY	VALUE

13,454	*	Dollar Tree, Inc	$1,141,034
10,667	e	Expedia, Inc	345,291
13,213		Family Dollar Stores, Inc	737,285
15,797	*,e	GameStop Corp (Class A)	369,018
39,374		Gap, Inc	747,319
17,773		Genuine Parts Co	1,133,562
175,240		Home Depot, Inc	7,778,903
16,277		JC Penney Co, Inc	676,309
28,869		Kohl’s Corp	1,327,685
27,988		Limited Brands, Inc	1,171,578
142,413		Lowe’s Companies, Inc	3,820,940
47,754		Macy’s, Inc	1,608,832
6,306	*,e	NetFlix, Inc	757,981
18,411		Nordstrom, Inc	909,135
14,590	*	O’Reilly Automotive, Inc	1,189,231
5,661	*	Priceline.com, Inc	2,997,386
26,286		Ross Stores, Inc	1,335,855
4,381	*,e	Sears Holdings Corp	184,659
79,534		Staples, Inc	1,163,582
76,359		Target Corp	3,879,802
14,437		Tiffany & Co	921,081
42,885		TJX Companies, Inc	2,922,183
10,667	*	TripAdvisor, Inc	351,051
12,477	*	Urban Outfitters, Inc	330,641

		TOTAL RETAILING	51,126,518

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 2.5%
66,497	*	Advanced Micro Devices, Inc	446,195
36,491		Altera Corp	1,451,977
33,931		Analog Devices, Inc	1,327,720
148,465		Applied Materials, Inc	1,823,150
55,174		Broadcom Corp (Class A)	1,894,675
6,728	*,e	First Solar, Inc	284,460
578,793		Intel Corp	15,291,711
18,937		Kla-Tencor Corp	968,249
25,811		Linear Technology Corp	860,023
64,997	*	LSI Logic Corp	492,027
21,644	e	Microchip Technology, Inc	798,880
111,980	*	Micron Technology, Inc	849,928
7,493	*	Novellus Systems, Inc	353,295
69,474	*	Nvidia Corp	1,026,131
20,898	*	Teradyne, Inc	341,682
129,914		Texas Instruments, Inc	4,206,615
29,850		Xilinx, Inc	1,070,123

		TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT	33,486,841

SOFTWARE & SERVICES - 9.3%
72,869		Accenture plc	4,178,308
55,541	*	Adobe Systems, Inc	1,718,994
20,503	*	Akamai Technologies, Inc	661,222
25,839	*	Autodesk, Inc	930,204
55,495		Automatic Data Processing, Inc	3,040,016

TIAA-CREF FUNDS - S&P 500 Index Fund

SHARES		COMPANY	VALUE

19,477	*	BMC Software, Inc	$705,846
41,648		CA, Inc	1,073,685
21,206	*	Citrix Systems, Inc	1,382,843
34,349	*	Cognizant Technology Solutions Corp (Class A)	2,464,541
17,314		Computer Sciences Corp	447,221
130,627	*	eBay, Inc	4,127,813
37,758	*	Electronic Arts, Inc	701,166
27,306		Fidelity National Information Services, Inc	779,859
16,043	*	Fiserv, Inc	1,008,944
28,715	*	Google, Inc (Class A)	16,657,859
133,965		International Business Machines Corp	25,801,658
33,794		Intuit, Inc	1,907,333
12,121		Mastercard, Inc (Class A)	4,309,864
850,979		Microsoft Corp	25,129,411
447,265		Oracle Corp	12,612,873
36,531		Paychex, Inc	1,150,727
21,891	*	Red Hat, Inc	1,015,086
31,596	*	SAIC, Inc	406,325
15,470	*	Salesforce.com, Inc	1,806,896
83,817	*	Symantec Corp	1,440,814
19,046	*	Teradata Corp	1,020,104
18,761		Total System Services, Inc	402,236
18,200		VeriSign, Inc	674,492
57,817		Visa, Inc (Class A)	5,818,703
70,423		Western Union Co	1,345,079
141,054	*	Yahoo!, Inc	2,182,105

		TOTAL SOFTWARE & SERVICES	126,902,227

TECHNOLOGY HARDWARE & EQUIPMENT - 7.7%
18,655		Amphenol Corp (Class A)	1,015,392
105,637	*	Apple, Inc	48,221,177
611,074		Cisco Systems, Inc	11,995,382
178,715		Corning, Inc	2,300,061
173,642	*	Dell, Inc	2,991,852
231,916	*	EMC Corp	5,974,156
9,027	*	F5 Networks, Inc	1,080,893
17,920		Flir Systems, Inc	461,440
13,035		Harris Corp	534,435
225,882		Hewlett-Packard Co	6,320,177
20,933		Jabil Circuit, Inc	474,342
26,317	*	JDS Uniphase Corp	333,963
59,846	*	Juniper Networks, Inc	1,252,577
8,064		Lexmark International, Inc (Class A)	281,434
15,504	e	Molex, Inc	409,926
29,984	*	Motorola Mobility Holdings, Inc	1,158,282
32,581		Motorola, Inc	1,512,084
40,789	*	NetApp, Inc	1,539,377
191,073		Qualcomm, Inc	11,238,914
27,337	*	SanDisk Corp	1,254,222
48,269		Tyco Electronics Ltd	1,645,973
26,465	*	Western Digital Corp	962,003
157,752		Xerox Corp	1,222,578

		TOTAL TECHNOLOGY HARDWARE & EQUIPMENT	104,180,640

TIAA-CREF FUNDS - S&P 500 Index Fund

SHARES		COMPANY	VALUE

TELECOMMUNICATION SERVICES - 2.9%
44,692		American Tower Corp	$2,838,389
673,575		AT&T, Inc	19,809,842
70,231		CenturyTel, Inc	2,600,654
112,794	e	Frontier Communications Corp	482,758
33,427	*	MetroPCS Communications, Inc	295,495
344,220	*	Sprint Nextel Corp	729,746
321,808		Verizon Communications, Inc	12,119,289
65,862		Windstream Corp	794,954

		TOTAL TELECOMMUNICATION SERVICES	39,671,127

TRANSPORTATION - 2.0%
18,690		CH Robinson Worldwide, Inc	1,286,620
119,312		CSX Corp	2,690,486
24,038		Expeditors International Washington, Inc	1,073,297
36,069		FedEx Corp	3,299,953
38,218		Norfolk Southern Corp	2,759,340
5,818		Ryder System, Inc	327,437
88,761		Southwest Airlines Co	850,330
54,917		Union Pacific Corp	6,277,562
109,695		United Parcel Service, Inc (Class B)	8,298,426

		TOTAL TRANSPORTATION	26,863,451

UTILITIES - 3.5%
72,565	*	AES Corp	925,930
13,355		AGL Resources, Inc	554,366
27,401		Ameren Corp	866,968
54,918		American Electric Power Co, Inc	2,172,556
48,295		Centerpoint Energy, Inc	892,009
28,676		CMS Energy Corp	625,997
33,308		Consolidated Edison, Inc	1,963,839
22,831		Constellation Energy Group, Inc	831,733
64,765		Dominion Resources, Inc	3,240,840
19,247		DTE Energy Co	1,024,133
151,536		Duke Energy Corp	3,229,232
36,935		Edison International	1,515,812
20,043		Entergy Corp	1,390,583
75,388		Exelon Corp	2,998,935
47,558		FirstEnergy Corp	2,007,899
8,832		Integrys Energy Group, Inc	458,469
48,044		NextEra Energy, Inc	2,875,433
31,979		NiSource, Inc	726,883
20,116		Northeast Utilities	699,031
25,876	*	NRG Energy, Inc	436,787
11,712		Oneok, Inc	973,970
25,629		Pepco Holdings, Inc	503,866
46,160		PG&E Corp	1,876,865
12,445		Pinnacle West Capital Corp	588,151
65,763		PPL Corp	1,827,554
33,523		Progress Energy, Inc	1,821,305

TIAA-CREF FUNDS - S&P 500 Index Fund

SHARES		COMPANY	VALUE

57,670		Public Service Enterprise Group, Inc	$1,749,708
13,101		SCANA Corp	587,318
27,153		Sempra Energy	1,545,006
97,994		Southern Co	4,464,607
24,536		TECO Energy, Inc	442,875
26,300		Wisconsin Energy Corp	894,200
54,926		Xcel Energy, Inc	1,461,032

		TOTAL UTILITIES	48,173,892

		TOTAL COMMON STOCKS	1,354,885,360

		(Cost $1,280,744,594)

SHORT-TERM INVESTMENTS - 0.6%
INVESTMENTS IN REGISTERED INVESTMENT COMPANIES - 0.6%
		TIAA-CREF Short Term Lending Portfolio of the State Street
7,913,067	c	Navigator Securities Lending Trust	7,913,067

		TOTAL INVESTMENTS IN REGISTERED INVESTMENT COMPANIES	7,913,067

		TOTAL SHORT-TERM INVESTMENTS	7,913,067

		(Cost $7,913,067)

		TOTAL INVESTMENTS - 100.2%	1,362,798,427
		(Cost $1,288,657,661)
		OTHER ASSETS & LIABILITIES, NET - (0.2)%	(2,449,682)

		NET ASSETS - 100.0%	$1,360,348,745

		Abbreviation(s):
		REIT Real Estate Investment Trust
		SPDR Standard & Poor’s Depository Receipts

	*	Non-income producing.
	c	Investments made with cash collateral received from securities on loan.
	d	All or a portion of these securities have been segregated to cover margin requirements on open futures contracts.
	e	All or a portion of these securities are out on loan. The aggregate value of securities on loan is $7,673,275.

TIAA-CREF FUNDS - Small-Cap Blend Index Fund

TIAA-CREF FUNDS
SMALL-CAP BLEND INDEX FUND
SCHEDULE OF INVESTMENTS (unaudited)
January 31, 2012

SHARES		COMPANY	VALUE

COMMON STOCKS - 99.2%

AUTOMOBILES & COMPONENTS - 0.8%
46,069	*	American Axle & Manufacturing Holdings, Inc	$555,592
15,580	*	Amerigon, Inc (Class A)	239,153
42,423		Cooper Tire & Rubber Co	638,890
100,493	*	Dana Holding Corp	1,492,322
7,710	*	Dorman Products, Inc	334,691
13,029		Drew Industries, Inc	338,363
55,530	*	Exide Technologies	183,249
11,759	*	Fuel Systems Solutions, Inc	245,410
31,993	*	Modine Manufacturing Co	350,003
8,582	*,e	Motorcar Parts of America, Inc	55,096
3,652		Shiloh Industries, Inc	30,019
21,547		Spartan Motors, Inc	130,790
13,338		Standard Motor Products, Inc	275,963
18,634	*	Stoneridge, Inc	174,601
16,234		Superior Industries International, Inc	294,972
41,568	*	Tenneco, Inc	1,334,334
4,600	*	Tower International, Inc	52,532
20,738	*,e	Winnebago Industries, Inc	189,545

		TOTAL AUTOMOBILES & COMPONENTS	6,915,525

BANKS - 7.2%
10,199		1st Source Corp	255,383
19,523	*	1st United Bancorp, Inc	112,452
3,530		Alliance Financial Corp	109,924
16,507	*	Ameris Bancorp	176,955
5,674	e	Ames National Corp	112,402
6,922		Apollo Residential Mortgage	117,882
7,295	e	Arrow Financial Corp	191,494
60,797		Astoria Financial Corp	506,439
4,527		Bancfirst Corp	181,804
19,565		Banco Latinoamericano de Exportaciones S.A. (Class E)	362,148
64,771	e	Bancorpsouth, Inc	727,378
27,700		Bank Mutual Corp	111,077
4,158		Bank of Kentucky Financial Corp	98,378
3,376		Bank of Marin Bancorp	130,820
19,415		Bank of the Ozarks, Inc	543,426
14,300		BankFinancial Corp	79,222
11,743		Banner Corp	230,633
50,903	*	BBCN Bancorp, Inc	515,138
22,512	*	Beneficial Mutual Bancorp, Inc	199,231
12,264		Berkshire Hills Bancorp, Inc	277,412
5,626	*,e	BofI Holding, Inc	94,010
53,879		Boston Private Financial Holdings, Inc	443,963
4,763		Bridge Bancorp, Inc	91,783

TIAA-CREF FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE

6,473	*	Bridge Capital Holdings	$70,038
46,136		Brookline Bancorp, Inc	427,681
7,848		Bryn Mawr Bank Corp	157,823
5,599		Camden National Corp	192,606
7,650	*	Cape Bancorp, Inc	64,796
10,208	*,e	Capital Bank Corp	24,295
8,226		Capital City Bank Group, Inc	71,978
19,947		Cardinal Financial Corp	223,606
4,317	*,e	Cascade Bancorp	22,923
54,198		Cathay General Bancorp	853,077
8,770		Center Bancorp, Inc	83,754
21,732		Centerstate Banks of Florida, Inc	153,211
10,575	*	Central Pacific Financial Corp	144,137
2,420		Century Bancorp, Inc	68,680
4,875	e	Charter Financial Corp	47,678
18,987		Chemical Financial Corp	429,676
8,818		Citizens & Northern Corp	185,266
10,427	e	City Holding Co	370,576
6,948		Clifton Savings Bancorp, Inc	71,148
8,706		CNB Financial Corp	143,736
22,442		CoBiz, Inc	134,203
27,237		Columbia Banking System, Inc	571,977
25,132		Community Bank System, Inc	687,612
9,349		Community Trust Bancorp, Inc	288,043
61,158		CVB Financial Corp	643,994
20,956		Dime Community Bancshares	288,774
88,663	*	Doral Financial Corp	115,262
11,406	*	Eagle Bancorp, Inc	191,507
5,579	*	Encore Bancshares, Inc	74,814
4,190	e	Enterprise Bancorp, Inc	67,962
10,675		Enterprise Financial Services Corp	132,263
9,031		ESB Financial Corp	126,344
8,176		ESSA Bancorp, Inc	82,332
7,042		Federal Agricultural Mortgage Corp (Class C)	136,615
10,038		Financial Institutions, Inc	171,549
10,989		First Bancorp (NC)	127,912
6,044		First Bancorp, Inc	96,644
52,621		First Busey Corp	263,631
72,367		First Commonwealth Financial Corp	400,913
10,971		First Community Bancshares, Inc	139,990
12,530	e	First Connecticut Bancorp	166,148
7,031		First Defiance Financial Corp	108,840
40,166		First Financial Bancorp	698,085
21,518	e	First Financial Bankshares, Inc	733,333
7,451		First Financial Corp	260,934
10,747		First Financial Holdings, Inc	104,353
9,271		First Interstate Bancsystem, Inc	127,569
18,658		First Merchants Corp	183,781
51,758		First Midwest Bancorp, Inc	563,127
5,602		First of Long Island Corp	148,957
6,154		First Pactrust Bancorp, Inc	74,586
75,683		FirstMerit Corp	1,187,466

TIAA-CREF FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE

141,034	*	Flagstar Bancorp, Inc	$97,313
21,316		Flushing Financial Corp	279,453
93,200		FNB Corp	1,092,304
10,535		Fox Chase Bancorp, Inc	133,162
9,993	*	Franklin Financial Corp	124,613
8,360		German American Bancorp, Inc	168,203
49,093		Glacier Bancorp, Inc	685,829
7,020		Great Southern Bancorp, Inc	170,586
7,005	*	Hampton Roads Bankshares, Inc	20,805
52,525		Hancock Holding Co	1,743,830
21,594	*	Hanmi Financial Corp	177,935
9,101		Heartland Financial USA, Inc	150,167
15,044	*	Heritage Commerce Corp	74,618
11,288		Heritage Financial Corp	158,371
15,334		Home Bancshares, Inc	399,604
11,392		Home Federal Bancorp, Inc	117,452
11,284		Hudson Valley Holding Corp	247,684
20,383		IBERIABANK Corp	1,065,623
14,609	e	Independent Bank Corp	405,254
36,223		International Bancshares Corp	696,206
32,016	*	Investors Bancorp, Inc	472,556
8,041		Kearny Financial Corp	74,218
15,977		Lakeland Bancorp, Inc	159,291
11,057		Lakeland Financial Corp	280,184
12,810		MainSource Financial Group, Inc	120,286
37,057		MB Financial, Inc	672,585
3,624		Merchants Bancshares, Inc	103,103
6,569	*	Meridian Interstate Bancorp, Inc	84,871
127,553	*,e	MGIC Investment Corp	483,426
5,877		Midsouth Bancorp, Inc	76,695
5,048		National Bankshares, Inc	144,221
84,949		National Penn Bancshares, Inc	738,207
23,523		NBT Bancorp, Inc	529,268
11,663	e	Northfield Bancorp, Inc	171,446
66,950		Northwest Bancshares, Inc	824,824
10,104		OceanFirst Financial Corp	136,909
65,790	*	Ocwen Financial Corp	946,717
64,414		Old National Bancorp	758,153
7,466	*	OmniAmerican Bancorp, Inc	122,816
31,364		Oriental Financial Group, Inc	358,804
31,454		Oritani Financial Corp	407,958
4,889		Orrstown Financial Services, Inc	37,010
2,186	*,e	Pacific Capital Bancorp	60,989
13,789		Pacific Continental Corp	122,171
21,058		PacWest Bancorp	447,904
8,889	e	Park National Corp	615,385
20,599	*	Park Sterling Bank	90,224
2,710	e	Penns Woods Bancorp, Inc	107,289
8,197	*	Pennsylvania Commerce Bancorp, Inc	89,675
7,887		Peoples Bancorp, Inc	123,510
23,929	*	Pinnacle Financial Partners, Inc	402,964
41,494		PrivateBancorp, Inc	586,725

TIAA-CREF FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE

32,168		Prosperity Bancshares, Inc	$1,335,294
42,043		Provident Financial Services, Inc	581,875
25,887		Provident New York Bancorp	213,827
90,104	e	Radian Group, Inc	247,786
17,045		Renasant Corp	268,970
7,036		Republic Bancorp, Inc (Class A)	178,785
19,543		Rockville Financial, Inc	212,628
5,766		Roma Financial Corp	59,505
19,128		S&T Bancorp, Inc	415,269
8,630	e	S.Y. Bancorp, Inc	189,256
17,211		Sandy Spring Bancorp, Inc	314,273
9,529		SCBT Financial Corp	294,732
52,467	*	Seacoast Banking Corp of Florida	86,571
7,949	e	Sierra Bancorp	72,574
31,711	*	Signature Bank	1,843,995
11,888		Simmons First National Corp (Class A)	327,514
11,105		Southside Bancshares, Inc	237,647
9,904	*	Southwest Bancorp, Inc	82,698
21,602	*	State Bank & Trust Co	345,416
16,290		StellarOne Corp	200,041
22,415		Sterling Bancorp	214,063
18,095	*	Sterling Financial Corp	332,224
4,534		Suffolk Bancorp	55,133
27,094	*	Sun Bancorp, Inc	79,114
108,196		Susquehanna Bancshares, Inc	988,911
29,393	*	SVB Financial Group	1,705,970
7,739	*,e	Taylor Capital Group, Inc	95,731
7,726		Territorial Bancorp, Inc	159,774
25,756	*	Texas Capital Bancshares, Inc	816,980
20,796	*	The Bancorp, Inc	166,784
5,381	e	Tompkins Trustco, Inc	217,608
6,999		Tower Bancorp, Inc	215,499
17,089	e	TowneBank	225,575
9,685	e	Trico Bancshares	144,694
58,185		Trustco Bank Corp NY	325,254
44,224		Trustmark Corp	1,042,360
21,987		UMB Financial Corp	848,258
79,355		Umpqua Holdings Corp	965,750
14,669		Union Bankshares Corp	201,552
34,435	e	United Bankshares, Inc	961,081
27,637	*,e	United Community Banks, Inc	209,765
10,901		United Financial Bancorp, Inc	175,942
11,823		Univest Corp of Pennsylvania	175,217
23,706		ViewPoint Financial Group	322,165
15,606	*	Virginia Commerce Bancorp	138,269
7,680	*	Walker & Dunlop, Inc	91,238
10,627		Washington Banking Co	140,701
10,389		Washington Trust Bancorp, Inc	256,504
49,934		Webster Financial Corp	1,058,601
15,876		WesBanco, Inc	316,885
10,920		West Bancorporation, Inc	106,142
13,637	*	West Coast Bancorp	217,919

TIAA-CREF FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE

19,764		Westamerica Bancorporation	$918,038
47,668	*	Western Alliance Bancorp	380,867
20,943		Westfield Financial, Inc	167,335
41,095	*	Wilshire Bancorp, Inc	143,833
23,729		Wintrust Financial Corp	727,294
4,644		WSFS Financial Corp	180,698

		TOTAL BANKS	59,933,339

CAPITAL GOODS - 9.3%
26,037		A.O. Smith Corp	1,106,051
58,282	*,e	A123 Systems, Inc	126,472
12,918	e	Aaon, Inc	261,590
27,511		AAR Corp	582,958
25,578	*	Accuride Corp	191,579
18,761		Aceto Corp	137,706
57,862	*,e	Active Power, Inc	49,819
46,850		Actuant Corp (Class A)	1,187,648
29,809		Acuity Brands, Inc	1,735,777
27,272	*	Aegion Corp	465,533
11,494	*	Aerovironment, Inc	320,338
37,709		Aircastle Ltd	531,697
4,849		Alamo Group, Inc	141,106
19,341		Albany International Corp (Class A)	464,571
18,233	*	Altra Holdings, Inc	349,891
11,160	*	Ameresco, Inc	146,308
6,790	*	American Railcar Industries, Inc	177,219
6,316		American Science & Engineering, Inc	451,594
30,097	*,e	American Superconductor Corp	151,990
6,324		American Woodmark Corp	89,927
5,930		Ampco-Pittsburgh Corp	127,199
19,501		Apogee Enterprises, Inc	268,139
29,245		Applied Industrial Technologies, Inc	1,128,272
4,448		Argan, Inc	64,496
64,632	*	ArvinMeritor, Inc	405,889
13,496	*	Astec Industries, Inc	456,435
6,986	*	Astronics Corp	232,704
8,767		AZZ, Inc	430,372
10,412		Badger Meter, Inc	334,642
37,181		Barnes Group, Inc	940,307
31,423	*	Beacon Roofing Supply, Inc	718,330
32,610		Belden CDT, Inc	1,278,638
7,887	*	Berliner Communications, Inc	26,816
33,771	*	Blount International, Inc	554,520
32,794		Brady Corp (Class A)	1,061,542
35,160		Briggs & Stratton Corp	548,848
73,404	*	Broadwind Energy, Inc	49,915
32,692	*,e	Builders FirstSource, Inc	82,711
8,747	*	CAI International, Inc	152,373
175,538	*,e	Capstone Turbine Corp	208,890
6,122		Cascade Corp	347,852
17,097	*	Ceradyne, Inc	565,740
20,266	*	Chart Industries, Inc	1,130,032

TIAA-CREF FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE

11,839		CIRCOR International, Inc	$448,816
34,701		Clarcor, Inc	1,783,979
5,774	*	Coleman Cable, Inc	61,955
30,972	*	Colfax Corp	940,310
13,600	*	Columbus McKinnon Corp	216,920
26,444		Comfort Systems USA, Inc	316,270
19,308	*	Commercial Vehicle Group, Inc	241,543
10,756		Cubic Corp	497,357
32,070		Curtiss-Wright Corp	1,198,135
24,566	*	DigitalGlobe, Inc	385,441
12,049		Douglas Dynamics, Inc	163,987
6,893		Ducommun, Inc	99,604
6,070	*	DXP Enterprises, Inc	204,741
24,388	*	Dycom Industries, Inc	521,172
9,476		Dynamic Materials Corp	209,420
46,264	d	EMCOR Group, Inc	1,333,792
13,067		Encore Wire Corp	356,729
31,088	*,e	Energy Recovery, Inc	76,787
32,756	*	EnerSys	949,269
13,988	*	EnPro Industries, Inc	493,916
18,490		ESCO Technologies, Inc	555,994
12,369	*,e	Essex Rental Corp	35,004
20,868	*	Esterline Technologies Corp	1,276,078
44,940		Federal Signal Corp	190,096
33,987	*	Flow International Corp	128,131
16,045		Franklin Electric Co, Inc	803,213
8,547	*	Freightcar America, Inc	185,555
89,778	*,e	FuelCell Energy, Inc	87,982
26,517	*	Furmanite Corp	204,446
39,758	*	GenCorp, Inc	218,271
17,020	*	Generac Holdings, Inc	494,601
15,632	*	GeoEye, Inc	342,497
20,567	*	Gibraltar Industries, Inc	322,285
10,627	*	Global Power Equipment Group, Inc	272,583
10,559		Gorman-Rupp Co	331,341
6,839		Graham Corp	149,227
26,265		Granite Construction, Inc	699,437
39,997		Great Lakes Dredge & Dock Corp	255,981
12,724	*	Greenbrier Cos, Inc	283,109
33,671		Griffon Corp	335,700
20,021	*	H&E Equipment Services, Inc	340,157
28,714	e	Heico Corp	1,596,498
67,414	*	Hexcel Corp	1,690,070
12,115		Houston Wire & Cable Co	172,881
4,659	*	Hurco Cos, Inc	109,813
35,530	*	II-VI, Inc	817,545
12,194		Insteel Industries, Inc	156,083
22,874	*	Interline Brands, Inc	389,087
19,564		John Bean Technologies Corp	321,045
8,964	*	Kadant, Inc	217,467
18,269		Kaman Corp	569,445
22,468		Kaydon Corp	766,608

TIAA-CREF FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE

13,299	*,e	KEYW Holding Corp	$101,072
22,320	*	Kratos Defense & Security Solutions, Inc	151,553
2,812		Lawson Products, Inc	47,213
13,497	*	Layne Christensen Co	313,535
6,297		LB Foster Co (Class A)	187,965
8,780		Lindsay Manufacturing Co	536,721
6,452	*	LMI Aerospace, Inc	127,685
13,808		LSI Industries, Inc	98,175
11,340	*	Lydall, Inc	106,823
38,881	*	Mastec, Inc	633,371
9,592		Met-Pro Corp	100,620
5,813	*	Michael Baker Corp	142,360
12,899	*	Middleby Corp	1,240,239
8,413		Miller Industries, Inc	137,216
31,441	*	Moog, Inc (Class A)	1,340,015
26,120		Mueller Industries, Inc	1,154,765
108,861		Mueller Water Products, Inc (Class A)	298,279
13,702	*	MYR Group, Inc	273,766
3,945		Nacco Industries, Inc (Class A)	403,179
3,289	e	National Presto Industries, Inc	321,401
13,609	*	NCI Building Systems, Inc	159,361
12,120	*	NN, Inc	94,657
6,148	*	Northwest Pipe Co	140,236
1,883	*	Omega Flex, Inc	30,147
40,659	*	Orbital Sciences Corp	589,149
19,545	*	Orion Marine Group, Inc	141,506
21,428		Perini Corp	325,491
12,275	*	Pike Electric Corp	97,709
11,911	*,e	PMFG, Inc	262,280
5,926	*	Powell Industries, Inc	205,099
11,353	*	PowerSecure International, Inc	71,864
1,801		Preformed Line Products Co	116,381
18,107		Primoris Services Corp	288,082
26,300		Quanex Building Products Corp	432,109
12,430		Raven Industries, Inc	806,582
14,904	*	RBC Bearings, Inc	674,853
26,991		Robbins & Myers, Inc	1,310,683
47,392	*	RSC Holdings, Inc	1,004,236
22,208	*	Rush Enterprises, Inc (Class A)	511,006
53,729	*,e	SatCon Technology Corp	28,025
7,987	*	Sauer-Danfoss, Inc	402,545
215		Seaboard Corp	417,427
8,281		SeaCube Container Leasing Ltd	127,859
28,653		Simpson Manufacturing Co, Inc	927,784
8,507		Standex International Corp	341,046
11,937	*	Sterling Construction Co, Inc	143,363
13,767		Sun Hydraulics Corp	386,715
15,070		TAL International Group, Inc	501,982
42,031	*	Taser International, Inc	200,068
13,361	*	Tecumseh Products Co (Class A)	67,072
25,177	*	Teledyne Technologies, Inc	1,429,047
13,023		Tennant Co	501,125

TIAA-CREF FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE

7,204	e	Textainer Group Holdings Ltd	$227,574
7,240	*	Thermon Group Holdings	126,845
28,904	e	Titan International, Inc	697,743
10,711	*	Titan Machinery, Inc	264,990
10,544	*,e	Trex Co, Inc	261,702
17,404	*	Trimas Corp	377,145
25,892		Triumph Group, Inc	1,620,062
5,674	e	Twin Disc, Inc	175,497
42,865	*,e	United Rentals, Inc	1,639,157
13,379		Universal Forest Products, Inc	425,051
49,379	*,e	USG Corp	634,026
48,706	*,e	Valence Technology, Inc	46,758
14,178		Vicor Corp	126,610
47,275	*	Wabash National Corp	419,329
19,279		Watsco, Inc	1,329,673
20,690		Watts Water Technologies, Inc (Class A)	797,600
42,299		Woodward Governor Co	1,775,713
7,939	*	Xerium Technologies, Inc	69,307

		TOTAL CAPITAL GOODS	76,069,033

COMMERCIAL & PROFESSIONAL SERVICES - 4.1%
36,801		ABM Industries, Inc	798,582
29,234	*	Acacia Research (Acacia Technologies)	1,203,271
38,310	*	ACCO Brands Corp	406,852
15,773		Administaff, Inc	441,959
10,905	*	Advisory Board Co	831,833
12,209		American Ecology Corp	228,552
26,289	*	American Reprographics Co	157,997
6,946	*	AT Cross Co	68,904
4,520		Barrett Business Services, Inc	87,010
32,358		Brink’s Co	912,172
17,396	*	Casella Waste Systems, Inc (Class A)	119,511
27,027	*	CBIZ, Inc	169,459
8,734		CDI Corp	130,748
40,603	*,e	Cenveo, Inc	136,020
32,369	*	Clean Harbors, Inc	2,053,812
780	e	Compx International, Inc	11,848
6,193	*	Consolidated Graphics, Inc	314,542
57,172	*,e	Coolbrands International, Inc	200,674
23,817		Corporate Executive Board Co	936,723
17,279	*	CoStar Group, Inc	979,201
7,434		Courier Corp	91,959
7,931	*	CRA International, Inc	171,389
35,424		Deluxe Corp	905,792
19,844	*	Dolan Media Co	187,129
10,785	*	Encore Capital Group, Inc	253,448
55,725	*	EnergySolutions, Inc	198,381
15,185	*,e	EnerNOC, Inc	138,943
18,690		Ennis, Inc	309,133
9,618	*	Exponent, Inc	469,839
8,096	*	Franklin Covey Co	71,245
29,105	*	FTI Consulting, Inc	1,246,277

TIAA-CREF FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE

11,505	*	Fuel Tech, Inc	$69,375
12,965		G & K Services, Inc (Class A)	426,030
44,287	*	Geo Group, Inc	778,565
10,648	*	GP Strategies Corp	156,526
45,774		Healthcare Services Group	855,516
12,551		Heidrick & Struggles International, Inc	275,871
3,420	*	Heritage-Crystal Clean, Inc	70,384
39,488		Herman Miller, Inc	833,987
18,722	*	Hill International, Inc	111,396
30,859		HNI Corp	837,205
23,999	*	Hudson Highland Group, Inc	128,395
15,128	*	Huron Consulting Group, Inc	566,997
13,376	*	ICF International, Inc	379,076
103,145	*	ICO Global Communications Holdings Ltd	275,397
16,880	*,e	Innerworkings, Inc	186,186
36,318		Interface, Inc (Class A)	482,666
6,643		Intersections, Inc	81,576
18,247		Kelly Services, Inc (Class A)	294,872
20,390	*	Kforce, Inc	253,652
21,353		Kimball International, Inc (Class B)	130,040
32,977		Knoll, Inc	526,313
32,706	*	Korn/Ferry International	537,360
16,766		McGrath RentCorp	533,829
29,242	*	Metalico, Inc	106,441
18,952		Mine Safety Appliances Co	647,021
9,863	*	Mistras Group, Inc	222,115
25,044	*	Mobile Mini, Inc	520,915
8,073		Multi-Color Corp	184,952
36,188	*	Navigant Consulting, Inc	463,568
4,826		NL Industries, Inc	66,695
48,509	*,e	Odyssey Marine Exploration, Inc	166,386
24,905	*	On Assignment, Inc	279,185
11,702	*	Portfolio Recovery Associates, Inc	760,045
17,276	e	Quad	202,993
31,946		Resources Connection, Inc	396,769
44,010		Rollins, Inc	941,374
6,909	*	RPX Corp	117,038
7,829		Schawk, Inc (Class A)	105,222
11,652	*	School Specialty, Inc	37,519
11,323	*	Standard Parking Corp	200,191
55,564		Steelcase, Inc (Class A)	483,962
28,804	*	SYKES Enterprises, Inc	504,934
13,710	*	Team, Inc	400,195
43,036	*	Tetra Tech, Inc	995,423
9,305	*	TMS International Corp	98,819
12,784	*	TRC Cos, Inc	79,389
27,534	*	TrueBlue, Inc	454,586
9,901		Unifirst Corp	597,822
29,296		United Stationers, Inc	947,140
13,758		Viad Corp	278,324
2,344		VSE Corp	61,436
12,141	*	WCA Waste Corp	78,674

		TOTAL COMMERCIAL & PROFESSIONAL SERVICES	33,423,552

TIAA-CREF FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE

CONSUMER DURABLES & APPAREL - 3.2%
27,588	e	American Greetings Corp (Class A)	$396,440
8,416	*	Arctic Cat, Inc	251,133
43,098	*	Ascena Retail Group, Inc	1,524,376
53,364	*	Beazer Homes USA, Inc	162,760
3,597		Blyth, Inc	226,431
60,950		Brunswick Corp	1,300,672
46,424		Callaway Golf Co	311,041
33,763	*	Carter’s, Inc	1,415,344
4,760	*	Cavco Industries, Inc	216,675
5,865	e	Cherokee, Inc	63,166
9,597	*	Clarus Corp	76,968
8,382	e	Columbia Sportswear Co	384,315
61,899	*	CROCS, Inc	1,177,319
5,065		CSS Industries, Inc	108,492
4,922	*	Delta Apparel, Inc	75,307
16,748	e	Ethan Allen Interiors, Inc	395,253
31,001	*	Furniture Brands International, Inc	52,392
11,328	*	G-III Apparel Group Ltd	258,618
21,203	*	Helen of Troy Ltd	682,100
32,021	*,e	Hovnanian Enterprises, Inc (Class A)	77,491
50,438	*	Iconix Brand Group, Inc	928,564
16,454	*,e	iRobot Corp	543,640
18,721	e	Jakks Pacific, Inc	286,057
3,029	*	Johnson Outdoors, Inc	51,523
55,535		Jones Apparel Group, Inc	507,035
53,410	e	KB Home	481,758
5,302	*	Kenneth Cole Productions, Inc (Class A)	65,162
18,887	*,e	K-Swiss, Inc (Class A)	63,838
35,311	*	La-Z-Boy, Inc	465,399
29,135	*	Leapfrog Enterprises, Inc	168,692
14,018	*	Libbey, Inc	211,111
5,215		Lifetime Brands, Inc	61,798
64,852	*,e	Liz Claiborne, Inc	603,124
13,410	*	M/I Homes, Inc	152,204
15,951	*	Maidenform Brands, Inc	319,020
6,663	*	Marine Products Corp	39,778
26,098		MDC Holdings, Inc	517,262
19,419	*	Meritage Homes Corp	469,940
12,386		Movado Group, Inc	228,026
8,628		Oxford Industries, Inc	439,424
8,684	*	Perry Ellis International, Inc	134,949
32,883		Pool Corp	1,119,009
89,618	*	Quiksilver, Inc	399,696
5,854		RG Barry Corp	71,653
30,628	e	Ryland Group, Inc	557,429
36,798	*,e	Sealy Corp	53,357
25,712	*	Skechers U.S.A., Inc (Class A)	312,658
6,750	*,e	Skullcandy, Inc	90,788
4,666		Skyline Corp	28,976

TIAA-CREF FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE

38,950	*	Smith & Wesson Holding Corp	$200,203
72,827	*,e	Standard-Pacific Corp	265,090
4,684	*	Steinway Musical Instruments, Inc	116,866
26,151	*	Steven Madden Ltd	1,075,852
12,784		Sturm Ruger & Co, Inc	506,886
9,672	*	Summer Infant, Inc	51,842
17,737	*	True Religion Apparel, Inc	642,789
10,000	*	Unifi, Inc	97,300
10,847	*	Universal Electronics, Inc	200,670
13,718	*,e	Vera Bradley, Inc	491,379
27,797	*	Warnaco Group, Inc	1,619,174
5,253		Weyco Group, Inc	132,691
34,074		Wolverine World Wide, Inc	1,331,953
14,408	*,e	Zagg, Inc	143,792

		TOTAL CONSUMER DURABLES & APPAREL	25,404,650

CONSUMER SERVICES - 3.9%
16,729	*	AFC Enterprises	281,884
13,280		Ambassadors Group, Inc	59,893
12,229	*	American Public Education, Inc	491,606
22,210		Ameristar Casinos, Inc	434,428
9,088	*,e	Archipelago Learning, Inc	94,424
10,016	*	Ascent Media Corp (Series A)	474,658
9,591		Benihana, Inc	104,830
16,458	*	BJ’s Restaurants, Inc	823,394
20,767		Bob Evans Farms, Inc	733,698
36,740	*,e	Boyd Gaming Corp	322,210
13,058	*	Bravo Brio Restaurant Group, Inc	251,367
12,050	*,e	Bridgepoint Education, Inc	296,310
12,535	*	Buffalo Wild Wings, Inc	834,330
11,450	*	Cambium Learning Group, Inc	36,869
9,950	*,e	Capella Education Co	421,184
9,336	*	Caribou Coffee Co, Inc	158,339
9,613	*	Carrols Restaurant Group, Inc	108,723
15,643		CBRL Group, Inc	820,788
13,834		CEC Entertainment, Inc	486,542
40,062	*	Cheesecake Factory	1,185,034
8,514		Churchill Downs, Inc	476,358
21,761	*,e	Coinstar, Inc	1,082,175
47,272	*,e	Corinthian Colleges, Inc	142,289
67,606	*	Denny’s Corp	290,030
10,684	*	DineEquity, Inc	507,704
40,023	*	Domino’s Pizza, Inc	1,306,751
3,930		Einstein Noah Restaurant Group, Inc	58,518
24,279	*,e	Gaylord Entertainment Co	681,026
19,215	*	Grand Canyon Education, Inc	322,428
43,412		Hillenbrand, Inc	1,018,011
20,348		International Speedway Corp (Class A)	524,775
27,741	*	Interval Leisure Group, Inc	377,278
13,341	*	Isle of Capri Casinos, Inc	67,772
30,193	*	Jack in the Box, Inc	640,092
45,565	*,e	Jamba, Inc	71,081

TIAA-CREF FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE

17,983	*,e	K12, Inc	$402,639
39,725	*	Krispy Kreme Doughnuts, Inc	291,184
29,010	*	Life Time Fitness, Inc	1,425,550
16,325		Lincoln Educational Services Corp	142,517
13,577	*	Luby’s, Inc	70,872
8,786		Mac-Gray Corp	122,477
14,126		Marcus Corp	171,066
20,339		Matthews International Corp (Class A)	670,373
6,008	*	Monarch Casino & Resort, Inc	63,985
15,521	*	Morgans Hotel Group Co	87,538
19,099	*	Multimedia Games, Inc	144,197
5,435		National American University Holdings, Inc	41,089
13,653	*,e	O’Charleys, Inc	88,608
67,496	*	Orient-Express Hotels Ltd (Class A)	571,016
13,319	*	Papa John’s International, Inc	515,978
8,904	*,e	Peet’s Coffee & Tea, Inc	541,541
14,563	e	PF Chang’s China Bistro, Inc	474,171
42,484	*	Pinnacle Entertainment, Inc	412,095
10,622	*	Red Lion Hotels Corp	77,753
8,719	*	Red Robin Gourmet Burgers, Inc	267,760
39,438	e	Regis Corp	675,967
44,568	*	Ruby Tuesday, Inc	334,706
25,394	*	Ruth’s Chris Steak House, Inc	157,189
39,995	*	Scientific Games Corp (Class A)	447,544
37,876	*	Shuffle Master, Inc	484,813
28,770		Six Flags Entertainment Corp	1,260,989
42,028	*	Sonic Corp	287,892
46,482		Sotheby’s (Class A)	1,558,541
7,809		Speedway Motorsports, Inc	125,178
815	*	Steak N Shake Co	322,691
10,307	*	Steiner Leisure Ltd	508,960
54,322	e	Stewart Enterprises, Inc (Class A)	334,080
8,460		Strayer Education, Inc	920,448
43,814		Texas Roadhouse, Inc (Class A)	664,220
14,802	*	Town Sports International Holdings, Inc	131,294
15,088		Universal Technical Institute, Inc	210,478
24,966		Vail Resorts, Inc	1,088,767

		TOTAL CONSUMER SERVICES	32,082,965

DIVERSIFIED FINANCIALS - 3.3%
37,342		Advance America Cash Advance Centers, Inc	293,882
136,700		Apollo Investment Corp	1,053,958
19,851	e	Artio Global Investors, Inc	89,131
52,192		BGC Partners, Inc (Class A)	326,722
50,063	e	BlackRock Kelso Capital Corp	454,071
54,163	*	Broadpoint Securities Group, Inc	90,452
12,894		Calamos Asset Management, Inc (Class A)	161,046
1,240		California First National Bancorp	19,753
2,091		Capital Southwest Corp	185,555
20,297		Cash America International, Inc	890,226
11,996	e	Cohen & Steers, Inc	405,105
27,917		Compass Diversified Trust	391,396

TIAA-CREF FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE

48,367	*	Cowen Group, Inc	$130,591
4,536	*	Credit Acceptance Corp	382,929
8,599	*	Deerfield Capital Corp	48,326
1,811		Diamond Hill Investment Group, Inc	138,379
29,963	*	Dollar Financial Corp	590,271
20,805		Duff & Phelps Corp	318,941
9,935		Epoch Holding Corp	236,552
14,204		Evercore Partners, Inc (Class A)	400,411
32,463	*	Ezcorp, Inc (Class A)	870,658
31,372	*	FBR Capital Markets Corp	68,705
3,760		Fidus Investment Corp	51,399
48,083	e	Fifth Street Finance Corp	468,328
26,773	*,e	Financial Engines, Inc	641,213
21,663	*	First Cash Financial Services, Inc	871,936
39,949	*,e	First Marblehead Corp	50,336
4,698		Friedman Billings Ramsey Group, Inc (Class A)	105,235
11,630	e	FXCM, Inc	122,348
4,018		Gain Capital Holdings, Inc	25,595
4,821		GAMCO Investors, Inc (Class A)	224,177
50,188		GFI Group, Inc	232,370
15,453		Gladstone Capital Corp	138,304
16,280		Gladstone Investment Corp	132,356
7,385	e	Golub Capital BDC, Inc	112,843
23,102	*,e	Harris & Harris Group, Inc	102,111
31,263		Hercules Technology Growth Capital, Inc	297,936
19,539	*	HFF, Inc (Class A)	275,695
12,630	*	Imperial Holdings, Inc	29,933
9,423	*	International Assets Holding Corp	241,983
26,343	*	Internet Capital Group, Inc	236,297
28,892	*	Investment Technology Group, Inc	327,635
33,238	e	iShares Russell 2000 Index Fund	2,628,130
11,348		JMP Group, Inc	83,748
24,501		KBW, Inc	424,602
69,524	*	Knight Capital Group, Inc (Class A)	903,117
13,868		Kohlberg Capital Corp	96,937
71,370	*,e	Ladenburg Thalmann Financial Services, Inc	159,869
13,522	e	Main Street Capital Corp	299,242
8,580	*	Manning & Napier, Inc	113,685
19,503		MarketAxess Holdings, Inc	605,569
5,868		Marlin Business Services Corp	83,971
55,367		MCG Capital Corp	259,118
9,368		Medallion Financial Corp	103,891
7,970		Medley Capital Corp	88,706
17,547		MVC Capital, Inc	220,039
18,159		Nelnet, Inc (Class A)	447,619
19,013	*,e	Netspend Holdings, Inc	165,983
5,263		New Mountain Finance Corp	69,629
18,359	*	NewStar Financial, Inc	178,449
16,024		NGP Capital Resources Co	124,667
7,041	e	Nicholas Financial, Inc	90,970
7,562		Oppenheimer Holdings, Inc	131,881
31,949		PennantPark Investment Corp	329,394

TIAA-CREF FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE

39,165	*,e	PHH Corp	$453,922
15,901	*	Pico Holdings, Inc	350,935
10,722	*	Piper Jaffray Cos	238,565
71,757	e	Prospect Capital Corp	740,532
6,826		Pzena Investment Management, Inc (Class A)	31,468
14,117	*	Safeguard Scientifics, Inc	224,460
13,494		Sanders Morris Harris Group, Inc	96,347
25,463		Solar Capital Ltd	581,830
5,239		Solar Senior Capital Ltd	85,396
37,223	*	Stifel Financial Corp	1,342,262
17,481		SWS Group, Inc	128,485
6,254		THL Credit, Inc	81,552
22,609		TICC Capital Corp	211,394
13,409		Triangle Capital Corp	261,207
3,850	*	Virtus Investment Partners, Inc	305,575
17,952		Walter Investment Management Corp	336,061
4,506		Westwood Holdings Group, Inc	179,789
10,348	*	World Acceptance Corp	659,375

		TOTAL DIVERSIFIED FINANCIALS	26,153,461

ENERGY - 6.6%
58,319	*,e	Abraxas Petroleum Corp	218,696
8,224		Alon USA Energy, Inc	79,444
11,726	*,e	Amyris Biotechnologies, Inc	105,182
6,245	e	APCO Argentina, Inc	482,364
15,338	*	Approach Resources, Inc	538,824
30,952	*,e	ATP Oil & Gas Corp	217,902
16,257	*	Basic Energy Services, Inc	292,789
35,584		Berry Petroleum Co (Class A)	1,601,636
32,425	*	Bill Barrett Corp	895,579
68,846	*,e	BPZ Energy, Inc	224,438
24,899		Bristow Group, Inc	1,221,545
8,350	*	C&J Energy Services, Inc	139,028
67,854	*	Cal Dive International, Inc	204,241
27,649	*	Callon Petroleum Co	165,894
26,845	*	Carrizo Oil & Gas, Inc	652,065
86,450	*	Cheniere Energy, Inc	1,105,696
3,922	*,e	Clayton Williams Energy, Inc	319,212
34,258	*,e	Clean Energy Fuels Corp	512,500
41,957	*	Cloud Peak Energy, Inc	795,085
54,447	*	Complete Production Services, Inc	1,834,864
33,397	*	Comstock Resources, Inc	402,100
8,275	*	Contango Oil & Gas Co	515,367
8,783	*	Crimson Exploration, Inc	25,910
27,647		Crosstex Energy, Inc	347,246
60,339	*	CVR Energy, Inc	1,504,855
5,311	*	Dawson Geophysical Co	189,018
10,171		Delek US Holdings, Inc	128,053
46,660		DHT Maritime, Inc	49,460
23,706	*	Dril-Quip, Inc	1,563,885
25,096	*,e	Endeavour International Corp	265,516
19,622	*	Energy Partners Ltd	313,560

TIAA-CREF FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE

51,839	*	Energy XXI Bermuda Ltd	$1,701,874
10,374	*	Evolution Petroleum Corp	92,951
44,042	*	Exterran Holdings, Inc	408,710
34,129	e	Frontline Ltd	171,669
37,765	*	FX Energy, Inc	208,463
39,532	*	Gastar Exploration Ltd	118,596
3,686	*,e	Geokinetics, Inc	8,662
13,718	*	Georesources, Inc	419,908
3,500	*,e	Gevo, Inc	30,380
13,096	*	Global Geophysical Services, Inc	117,995
41,545	*,e	GMX Resources, Inc	36,560
27,611		Golar LNG Ltd	1,132,051
17,552	*,e	Goodrich Petroleum Corp	302,948
14,935	*	Green Plains Renewable Energy, Inc	169,512
9,744		Gulf Island Fabrication, Inc	295,730
16,276	*	Gulfmark Offshore, Inc	744,139
31,299	*	Gulfport Energy Corp	1,028,798
2,622	e	Hallador Petroleum Co	26,272
24,250	*,e	Harvest Natural Resources, Inc	166,840
65,016	*,e	Heckmann Corp	332,232
72,676	*	Helix Energy Solutions Group, Inc	1,195,520
79,186	*	Hercules Offshore, Inc	355,545
21,196	*,e	Hornbeck Offshore Services, Inc	692,897
11,725	e	Houston American Energy Corp	144,804
107,949	*,e	Hyperdynamics Corp	282,826
89,336	*	ION Geophysical Corp	663,766
797	*	Isramco, Inc	63,760
24,391	*,e	James River Coal Co	153,419
86,342	*	Key Energy Services, Inc	1,250,232
7,570	*,e	KiOR, Inc (Class A)	93,338
15,193	e	Knightsbridge Tankers Ltd	229,110
176,884	*	Kodiak Oil & Gas Corp	1,604,338
10,302	*	L&L Energy, Inc	29,670
20,896		Lufkin Industries, Inc	1,571,797
76,607	*,e	Magnum Hunter Resources Corp	451,215
18,931	*	Matrix Service Co	220,357
67,384	*,e	McMoRan Exploration Co	790,414
22,397	*,e	Miller Petroleum, Inc	90,484
7,234	*	Mitcham Industries, Inc	158,859
7,280	*	Natural Gas Services Group, Inc	100,391
62,453	*	Newpark Resources, Inc	508,367
33,015	e	Nordic American Tanker Shipping	457,588
43,605	*,e	Northern Oil And Gas, Inc	1,090,125
41,254	*,e	Oasis Petroleum, Inc	1,391,910
19,032	e	Overseas Shipholding Group, Inc	241,897
2,920	*	OYO Geospace Corp	256,989
45,274	*,e	Pacific Asia Petroleum, Inc	41,792
4,518		Panhandle Oil and Gas, Inc (Class A)	129,847
80,045	*	Parker Drilling Co	520,293
62,901	*,e	Patriot Coal Corp	478,048
31,161		Penn Virginia Corp	144,275
16,097	*	Petroleum Development Corp	501,100

TIAA-CREF FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE

39,844	*,e	Petroquest Energy, Inc	$255,798
9,481	*	PHI, Inc	249,919
42,796	*	Pioneer Drilling Co	381,740
157,444	*	Rentech, Inc	277,101
31,839	*,e	Resolute Energy Corp	358,189
23,673	*,e	Rex Energy Corp	223,947
4,426	*	Rex Stores Corp	113,748
3,590	*	RigNet, Inc	62,681
36,477	*	Rosetta Resources, Inc	1,750,531
17,602	*	Scorpio Tankers, Inc	101,564
28,568	*	SemGroup Corp	756,195
31,236	e	Ship Finance International Ltd	350,780
7,932	*,e	Solazyme, Inc	92,170
33,802	*	Stone Energy Corp	948,146
29,259	*	Swift Energy Co	969,936
53,736	*,e	Syntroleum Corp	54,811
11,146		Targa Resources Investments, Inc	461,890
30,672	e	Teekay Tankers Ltd (Class A)	137,717
20,714	*	Tesco Corp	287,510
53,196	*	Tetra Technologies, Inc	496,851
31,107	*,e	Triangle Petroleum Corp	212,772
9,423	*	Union Drilling, Inc	60,590
46,796	*,e	Uranerz Energy Corp	141,324
50,644	*,e	Uranium Energy Corp	182,318
67,583	*,e	Uranium Resources, Inc	54,134
74,755	*,e	Ur-Energy, Inc	103,909
74,673	*,e	USEC, Inc	142,625
35,745	*	Vaalco Energy, Inc	222,334
120,319	*	Vantage Drilling Co	149,196
19,849	*	Venoco, Inc	210,598
34,086	*,e	Voyager Oil & Gas, Inc	89,987
24,513		W&T Offshore, Inc	529,726
50,250	*	Warren Resources, Inc	178,890
36,474	e	Western Refining, Inc	602,915
7,131	*	Westmoreland Coal Co	86,285
25,938	*	Willbros Group, Inc	110,496
48,928		World Fuel Services Corp	2,220,352
18,127	*,e	Zion Oil & Gas, Inc	42,236

		TOTAL ENERGY	54,003,128

FOOD & STAPLES RETAILING - 1.1%
12,947		Andersons, Inc	525,001
830		Arden Group, Inc (Class A)	74,692
26,274		Casey’s General Stores, Inc	1,338,398
7,250	*	Chefs’ Warehouse Holdings, Inc	153,193
19,307	*,e	Fresh Market, Inc	831,359
8,838		Ingles Markets, Inc (Class A)	154,046
8,208		Nash Finch Co	239,756
15,178	*	Pantry, Inc	182,743
12,306		Pricesmart, Inc	820,195
406,981	*	Rite Aid Corp	565,704
33,881		Ruddick Corp	1,366,760

TIAA-CREF FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE

15,337		Spartan Stores, Inc	$287,415
5,106	*	Susser Holdings Corp	121,778
33,104	*	United Natural Foods, Inc	1,458,230
3,792		Village Super Market (Class A)	120,396
7,524		Weis Markets, Inc	318,039
39,855	*	Winn-Dixie Stores, Inc	376,630

		TOTAL FOOD & STAPLES RETAILING	8,934,335

FOOD, BEVERAGE & TOBACCO - 1.6%
2,545		Alico, Inc	58,891
63,464	*	Alliance One International, Inc	184,680
32,900		B&G Foods, Inc (Class A)	745,514
5,681	*,e	Boston Beer Co, Inc (Class A)	568,384
8,039	e	Calavo Growers, Inc	218,661
9,479	e	Cal-Maine Foods, Inc	359,823
48,368	*,e	Central European Distribution Corp	198,309
32,396	*	Chiquita Brands International, Inc	284,761
3,020		Coca-Cola Bottling Co Consolidated	184,069
7,445	*	Craft Brewers Alliance, Inc	46,606
80,105	*	Darling International, Inc	1,224,003
15,179	e	Diamond Foods, Inc	551,605
24,370	*,e	Dole Food Co, Inc	233,952
4,703	e	Farmer Bros Co	46,936
24,939		Fresh Del Monte Produce, Inc	610,507
1,656		Griffin Land & Nurseries, Inc (Class A)	44,199
24,648	*	Hain Celestial Group, Inc	951,165
6,804	e	Imperial Sugar Co	23,202
9,627		J&J Snack Foods Corp	491,266
12,834	e	Lancaster Colony Corp	891,835
32,732		Lance, Inc	752,509
3,394	*,e	Lifeway Foods, Inc	31,632
5,824	e	Limoneira Co	104,716
7,624	e	Mgp Ingredients, Inc	45,439
7,271		National Beverage Corp	121,644
14,003	*	Omega Protein Corp	120,566
35,149	*,e	Pilgrim’s Pride Corp	189,102
8,936	*,e	Primo Water	26,182
15,198		Sanderson Farms, Inc	774,186
6,234	*	Seneca Foods Corp	180,350
40,993	*	Smart Balance, Inc	217,263
76,204	*,e	Star Scientific, Inc	230,136
13,291	*,e	Synutra International, Inc	74,031
15,879	e	Tootsie Roll Industries, Inc	384,907
24,490	*	TreeHouse Foods, Inc	1,384,664
15,769	e	Universal Corp	707,713
32,811	e	Vector Group Ltd	571,240

		TOTAL FOOD, BEVERAGE & TOBACCO	13,834,648

HEALTH CARE EQUIPMENT & SERVICES - 6.3%
15,346	*	Abaxis, Inc	415,570
21,499	*	Abiomed, Inc	397,946
27,359	*,e	Accretive Health, Inc	734,042

TIAA-CREF FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE

49,218	*	Accuray, Inc	$278,082
7,729	*	Air Methods Corp	651,555
42,069	*	Align Technology, Inc	991,146
20,037	*	Alliance Imaging, Inc	22,842
5,947	*	Almost Family, Inc	112,041
38,845	*	Alphatec Holdings, Inc	68,367
19,945	*	Amedisys, Inc	209,423
9,804	*	American Dental Partners, Inc	185,982
28,421	*	AMN Healthcare Services, Inc	144,663
21,092	*	Amsurg Corp	543,119
8,656		Analogic Corp	491,055
16,775	*	Angiodynamics, Inc	217,404
58,377	*,e	Antares Pharma, Inc	149,445
18,967	*	Arthrocare Corp	586,270
13,105		Assisted Living Concepts, Inc (A Shares)	205,486
24,003	*,e	athenahealth, Inc	1,396,495
9,599	*	AtriCure, Inc	110,580
1,042		Atrion Corp	254,654
20,942	*,e	Biolase Technology, Inc	64,920
16,944	*,e	Bio-Reference Labs, Inc	327,866
28,522	*	BioScrip, Inc	154,304
8,899		Cantel Medical Corp	280,941
19,324	*	Capital Senior Living Corp	156,524
17,631	*	CardioNet, Inc	55,538
9,582	*,e	Cardiovascular Systems, Inc	87,771
34,588	*	Centene Corp	1,563,378
30,892	*,e	Cerus Corp	88,042
13,650		Chemed Corp	766,311
8,283	*	Chindex International, Inc	75,044
7,706		Computer Programs & Systems, Inc	441,169
21,229	*,e	Conceptus, Inc	262,815
19,588	*	Conmed Corp	575,887
4,075	*	Corvel Corp	198,371
17,328	*	Cross Country Healthcare, Inc	106,914
20,912	*	CryoLife, Inc	111,670
19,364	*	Cyberonics, Inc	629,330
6,393	*	Cynosure, Inc (Class A)	89,054
31,816	*,e	Delcath Systems, Inc	126,310
47,103	*	DexCom, Inc	516,720
7,332	*	DynaVox, Inc	27,788
21,041	*,e	Emeritus Corp	367,376
34,131	*	Endologix, Inc	443,020
10,893		Ensign Group, Inc	288,773
4,571	*,e	ePocrates, Inc	44,293
6,232	*	Exactech, Inc	103,077
19,212	*,e	EXamWorks, Inc	212,100
23,008	*	Five Star Quality Care, Inc	83,519
21,733	*	Gentiva Health Services, Inc	157,782
15,988	*	Greatbatch, Inc	374,439
17,726	*	Haemonetics Corp	1,151,482
23,168	*	Hanger Orthopedic Group, Inc	453,861
30,656	*,e	Hansen Medical, Inc	95,953

TIAA-CREF FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE

65,070	*	Healthsouth Corp	$1,255,200
11,060	*	HealthStream, Inc	205,495
24,589	*	Healthways, Inc	185,893
8,190	*,e	HeartWare International, Inc	566,994
58,487	*	HMS Holdings Corp	1,930,655
8,440	*	ICU Medical, Inc	392,207
31,460	*	Insulet Corp	612,526
13,446	*	Integra LifeSciences Holdings Corp	396,926
20,192		Invacare Corp	344,879
11,317	*	IPC The Hospitalist Co, Inc	381,270
11,665	*	IRIS International, Inc	114,200
6,095		Kensey Nash Corp	141,465
36,394	*	Kindred Healthcare, Inc	446,554
16,101	*,e	K-Kitz, Inc	45,888
6,357		Landauer, Inc	361,205
11,358	*	LHC Group, Inc	168,326
19,546	*	Magellan Health Services, Inc	954,236
21,823	*,e	MAKO Surgical Corp	780,827
36,320		Masimo Corp	777,248
33,333	*	MedAssets, Inc	351,996
11,137	*	Medical Action Industries, Inc	59,026
14,887	*	Medidata Solutions, Inc	311,138
36,064	*	Merge Healthcare, Inc	197,631
28,322		Meridian Bioscience, Inc	493,936
26,294	*	Merit Medical Systems, Inc	371,008
27,959	*	Metropolitan Health Networks, Inc	224,231
21,141	*	MModal, Inc	221,135
19,127	*	Molina Healthcare, Inc	585,477
8,541	*	MWI Veterinary Supply, Inc	670,554
7,180		National Healthcare Corp	318,289
1,191		National Research Corp	46,890
21,203	*	Natus Medical, Inc	239,806
16,017	*	Neogen Corp	521,674
62,887	*,e	Neoprobe Corp	169,795
27,123	*	NuVasive, Inc	420,407
30,192	*	NxStage Medical, Inc	541,644
23,486	*	Omnicell, Inc	363,563
31,866	*	OraSure Technologies, Inc	354,669
12,566	*	Orthofix International NV	504,525
43,859		Owens & Minor, Inc	1,333,752
12,853	*	Palomar Medical Technologies, Inc	116,320
19,957	*,e	PharMerica Corp	250,460
9,535	*	Providence Service Corp	143,883
38,217	*	PSS World Medical, Inc	927,527
26,485	e	Quality Systems, Inc	1,074,232
19,400	*,e	Quidel Corp	277,420
21,986	*,e	RadNet, Inc	55,185
11,592	*,e	Rockwell Medical Technologies, Inc	125,541
36,945	*	RTI Biologics, Inc	127,460
29,957	*,e	Select Medical Holdings Corp	248,344
14,451	*	Skilled Healthcare Group, Inc (Class A)	88,729
44,673	*	Solta Medical, Inc	134,019

TIAA-CREF FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE

9,723	*	SonoSite, Inc	$524,167
22,661	*	Spectranetics Corp	188,766
24,194	*	Staar Surgical Co	263,473
31,979	*,e	Stereotaxis, Inc	22,513
41,050		STERIS Corp	1,234,785
17,848	*	Sun Healthcare Group, Inc	81,030
40,715	*,e	Sunrise Senior Living, Inc	289,484
11,031	*	SurModics, Inc	159,067
24,822	*	Symmetry Medical, Inc	186,413
16,028	*	Synergetics USA, Inc	104,342
7,558	*	Synovis Life Technologies, Inc	211,397
18,172	*	Team Health Holdings, Inc	374,343
7,565	*	Tornier BV	159,622
5,870	*	Transcend Services, Inc	145,693
13,557	*	Triple-S Management Corp (Class B)	289,171
40,676	*,e	Unilife Corp	163,111
21,469		Universal American Corp	235,944
14,986	*,e	Uroplasty, Inc	51,102
8,469		US Physical Therapy, Inc	172,768
21,390	*	Vanguard Health Systems, Inc	239,354
11,009	*	Vascular Solutions, Inc	122,530
36,098	*	Volcano Corp	1,012,549
29,250	*	WellCare Health Plans, Inc	1,747,980
23,070		West Pharmaceutical Services, Inc	933,874
26,974	*	Wright Medical Group, Inc	457,209
3,574		Young Innovations, Inc	109,150
5,060	*,e	Zeltiq Aesthetics, Inc	60,720
15,019	*	Zoll Medical Corp	1,030,003

		TOTAL HEALTH CARE EQUIPMENT & SERVICES	51,151,329

HOUSEHOLD & PERSONAL PRODUCTS - 0.6%
28,789	*	Central Garden and Pet Co (Class A)	272,344
16,932	*	Elizabeth Arden, Inc	609,044
14,159	e	Female Health Co	72,919
6,711	*	Harbinger Group, Inc	32,213
10,777		Inter Parfums, Inc	179,976
9,779	*,e	Medifast, Inc	161,158
7,092	*,e	Nature’s Sunshine Products, Inc	105,671
37,651		Nu Skin Enterprises, Inc (Class A)	1,880,666
6,975	*	Nutraceutical International Corp	89,629
2,946	e	Oil-Dri Corp of America	61,837
34,731	*	Prestige Brands Holdings, Inc	445,946
7,439	*	Revlon, Inc (Class A)	117,239
9,086		Schiff Nutrition International, Inc	96,948
11,334	*	Spectrum Brands, Inc	328,119
4,913	*,e	USANA Health Sciences, Inc	170,874
10,988		WD-40 Co	480,615

		TOTAL HOUSEHOLD & PERSONAL PRODUCTS	5,105,198

INSURANCE - 2.7%
40,869		American Equity Investment Life Holding Co	471,220
6,994	*	American Safety Insurance Holdings Ltd	152,120

TIAA-CREF FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE

12,656	*	Amerisafe, Inc	$311,084
16,560		Amtrust Financial Services, Inc	429,401
19,087		Argo Group International Holdings Ltd	549,896
6,017		Baldwin & Lyons, Inc (Class B)	132,013
26,552	*,e	Citizens, Inc (Class A)	273,751
153,834	*	Conseco, Inc	1,033,764
16,920	e	Crawford & Co (Class B)	96,106
33,051		Delphi Financial Group, Inc (Class A)	1,471,100
6,101		Donegal Group, Inc (Class A)	93,101
14,656	*,e	eHealth, Inc	237,134
3,273		EMC Insurance Group, Inc	73,872
23,950		Employers Holdings, Inc	430,142
4,784	*	Enstar Group Ltd	476,152
8,877		FBL Financial Group, Inc (Class A)	308,387
72,703		First American Financial Corp	1,077,458
37,104		Flagstone Reinsurance Holdings Ltd	323,918
4,300	*	Fortegra Financial Corp	29,111
19,359	*	Greenlight Capital Re Ltd (Class A)	496,946
9,136	*	Hallmark Financial Services	63,221
8,269		Harleysville Group, Inc	467,364
27,457	*	Hilltop Holdings, Inc	236,954
28,561		Horace Mann Educators Corp	446,694
5,349	e	Independence Holding Co	50,869
8,335		Infinity Property & Casualty Corp	485,764
2,854		Kansas City Life Insurance Co	92,355
34,277		Maiden Holdings Ltd	319,462
62,265		Max Capital Group Ltd	1,504,945
37,743		Meadowbrook Insurance Group, Inc	376,298
42,928		Montpelier Re Holdings Ltd	745,659
29,823	*	National Financial Partners Corp	459,274
4,565		National Interstate Corp	119,192
1,551		National Western Life Insurance Co (Class A)	224,057
7,856	*	Navigators Group, Inc	375,360
14,926		OneBeacon Insurance Group Ltd (Class A)	237,025
73,498	*	Phoenix Cos, Inc	151,406
25,760		Platinum Underwriters Holdings Ltd	882,280
15,648		Presidential Life Corp	174,475
20,566		Primerica, Inc	503,867
21,102		ProAssurance Corp	1,722,556
12,510		RLI Corp	892,213
8,452		Safety Insurance Group, Inc	354,223
14,679		SeaBright Insurance Holdings, Inc	117,726
37,060		Selective Insurance Group, Inc	666,339
10,852		State Auto Financial Corp	135,867
12,552		Stewart Information Services Corp	171,335
46,472		Symetra Financial Corp	428,472
25,080		Tower Group, Inc	541,477
9,123	*	United America Indemnity Ltd	183,281
15,165		United Fire & Casualty Co	297,689
13,397		Universal Insurance Holdings, Inc	53,722

		TOTAL INSURANCE	21,948,097

TIAA-CREF FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE

MATERIALS - 4.8%
21,762		A. Schulman, Inc	$533,169
3,125	*	AEP Industries, Inc	103,250
16,692		AMCOL International Corp	476,724
14,811		American Vanguard Corp	222,609
19,764		Balchem Corp	747,870
62,775		Boise, Inc	479,601
14,048	*	Brush Engineered Materials, Inc	413,152
27,459		Buckeye Technologies, Inc	920,699
38,428	*	Calgon Carbon Corp	627,914
12,141	*	Castle (A.M.) & Co	125,902
35,551	*	Century Aluminum Co	356,577
4,624		Chase Corp	61,499
66,437	*	Chemtura	933,440
15,836	*	Clearwater Paper Corp	578,331
61,598	*	Coeur d’Alene Mines Corp	1,703,800
7,450		Deltic Timber Corp	507,494
30,405		Eagle Materials, Inc	894,212
58,095	*	Ferro Corp	392,722
33,599	*,e	Flotek Industries, Inc	394,452
13,471	e	FutureFuel Corp	160,709
45,023	*,e	General Moly, Inc	167,486
23,453	*	Georgia Gulf Corp	822,028
29,947		Glatfelter	442,617
43,918		Globe Specialty Metals, Inc	600,798
19,421	e	Gold Resource Corp	511,355
15,938	*,e	Golden Minerals Co	154,599
178,789	*	Golden Star Resources Ltd	386,184
109,728	*	Graphic Packaging Holding Co	549,737
34,050		H.B. Fuller Co	974,511
6,105		Hawkins, Inc	241,758
8,326		Haynes International, Inc	505,888
35,402	*	Headwaters, Inc	93,815
192,178		Hecla Mining Co	1,010,855
29,505	*	Horsehead Holding Corp	321,014
14,758		Innophos Holdings, Inc	736,719
16,359	*	Innospec, Inc	529,541
58,077	*,e	Jaguar Mining, Inc	417,574
11,149		Kaiser Aluminum Corp	550,538
26,781	*	Kapstone Paper and Packaging Corp	467,596
4,847		KMG Chemicals, Inc	89,233
14,313		Koppers Holdings, Inc	543,751
22,188	*	Kraton Polymers LLC	631,027
16,618	*	Landec Corp	100,207
91,551	*	Louisiana-Pacific Corp	780,015
12,778	*	LSB Industries, Inc	447,869
72,867	*,e	McEwen Mining, Inc	422,629
7,531	*	Metals USA Holdings Corp	100,689
57,775	*,e	Midway Gold Corp	117,283
12,557		Minerals Technologies, Inc	796,742
21,552		Myers Industries, Inc	286,857
10,121		Neenah Paper, Inc	240,576

TIAA-CREF FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE

6,239	e	NewMarket Corp	$1,348,808
16,442		Noranda Aluminium Holding Corp	172,477
54,475		Olin Corp	1,209,345
6,002		Olympic Steel, Inc	154,792
21,038	*	OM Group, Inc	570,761
32,248	*	Omnova Solutions, Inc	159,950
78,832	*,e	Paramount Gold and Silver Corp	203,387
64,441		PolyOne Corp	929,239
8,743		Quaker Chemical Corp	387,315
18,077	*	Revett Minerals, Inc	88,577
21,038	*	RTI International Metals, Inc	529,526
11,088		Schweitzer-Mauduit International, Inc	770,949
27,958	*	Senomyx, Inc	81,917
34,616		Sensient Technologies Corp	1,371,485
17,353	*	Spartech Corp	93,186
5,504		Stepan Co	473,014
79,127	*	Stillwater Mining Co	1,019,155
48,850	*,e	SunCoke Energy, Inc	656,056
15,882	e	Texas Industries, Inc	496,471
9,448	*	Texas Petrochemicals, Inc	310,367
105,362	*	Thompson Creek Metals Co, Inc	888,202
16,607		Tredegar Corp	409,529
1,796	*	United States Lime & Minerals, Inc	111,855
5,025	*	Universal Stainless & Alloy	199,643
13,086	*	US Energy Corp Wyoming	44,492
10,706	*,e	Verso Paper Corp	12,098
50,382	*	Vista Gold Corp	189,940
35,168	e	Wausau Paper Corp	303,852
4,242	*	WHX Corp	49,844
36,878		Worthington Industries, Inc	678,924
15,740		Zep, Inc	257,821
20,714	*	Zoltek Cos, Inc	180,005

		TOTAL MATERIALS	39,028,599

MEDIA - 1.3%
13,542		AH Belo Corp (Class A)	80,439
18,733		Arbitron, Inc	668,955
64,241		Belo (A.H.) Corp (Class A)	477,311
24,782	*,e	Central European Media Enterprises Ltd (Class A) Nasdaq	173,226
63,915		Cinemark Holdings, Inc	1,260,403
19,477	*,e	Crown Media Holdings, Inc (Class A)	23,178
12,787	*,e	Cumulus Media, Inc (Class A)	45,010
3,641	*,e	Dial Global, Inc	11,979
2,530	*,e	Digital Domain Media Group, Inc	15,003
18,872	*	Digital Generation, Inc	262,321
17,313	*,e	Entercom Communications Corp (Class A)	133,656
20,020		Entravision Communications Corp (Class A)	35,836
24,255	*	EW Scripps Co (Class A)	205,440
6,388	*	Fisher Communications, Inc	192,215
7,071	*	Global Sources Ltd	42,992
38,692	*,e	Gray Television, Inc	79,319
30,070		Harte-Hanks, Inc	290,176

TIAA-CREF FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE

27,165	*	Journal Communications, Inc (Class A)	$139,628
20,543	*	Knology, Inc	309,583
18,749	*	Lin TV Corp (Class A)	75,558
30,044	*,e	Lions Gate Entertainment Corp	302,844
97,588	*	Live Nation, Inc	1,003,205
20,668	e	Martha Stewart Living Omnimedia, Inc (Class A)	90,939
31,020	*,e	McClatchy Co (Class A)	72,897
17,194		MDC Partners, Inc	224,898
25,470	e	Meredith Corp	802,050
38,450		National CineMedia, Inc	523,689
94,517	*	New York Times Co (Class A)	704,152
7,439	*	Nexstar Broadcasting Group, Inc (Class A)	63,008
9,442		Outdoor Channel Holdings, Inc	66,566
7,230	*,e	ReachLocal, Inc	56,972
6,763	*	Rentrak Corp	115,715
2,605	*	Saga Communications, Inc	107,456
18,167		Scholastic Corp	536,108
35,295		Sinclair Broadcast Group, Inc (Class A)	433,423
30,736	*,e	Valassis Communications, Inc	699,244
883	e	Value Line, Inc	9,907
19,721	e	World Wrestling Entertainment, Inc (Class A)	187,152

		TOTAL MEDIA	10,522,453

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 6.2%
28,733	*,e	Achillion Pharmaceuticals, Inc	318,649
27,053	*	Acorda Therapeutics, Inc	690,663
5,638	*,e	Acura Pharmaceuticals, Inc	18,662
5,560	*	Aegerion Pharmaceuticals, Inc	95,576
25,624	*	Affymax, Inc	204,736
48,471	*	Affymetrix, Inc	233,146
38,417	*	Akorn, Inc	440,259
12,423	*	Albany Molecular Research, Inc	38,014
8,155	*,e	Alimera Sciences, Inc	11,091
66,162	*	Alkermes PLC	1,244,507
57,122	*	Allos Therapeutics, Inc	88,539
26,837	*,e	Alnylam Pharmaceuticals, Inc	310,236
14,503	*	AMAG Pharmaceuticals, Inc	238,139
11,390	*,e	Amicus Therapeutics, Inc	74,035
14,355	*,e	Ampio Pharmaceuticals, Inc	59,573
9,350	*,e	Anacor Pharmaceuticals, Inc	65,357
12,324	*	Anthera Pharmaceuticals, Inc	97,113
11,342	*	Ardea Biosciences, Inc	206,311
100,033	*,e	Arena Pharmaceuticals, Inc	177,058
108,056	*	Ariad Pharmaceuticals, Inc	1,593,826
38,616	*	Arqule, Inc	305,066
37,806	*	Array Biopharma, Inc	103,967
34,045	*	Astex Pharmaceuticals	92,262
33,382	*	Auxilium Pharmaceuticals, Inc	663,300
88,668	*,e	AVANIR Pharmaceuticals, Inc	260,684
19,009	*,e	AVEO Pharmaceuticals, Inc	250,539
97,956	*,e	AVI BioPharma, Inc	88,151
5,270	*,e	BG Medicine, Inc	31,884

TIAA-CREF FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE

15,660	*,e	BioCryst Pharmaceuticals, Inc	$54,653
12,764	*	BioMimetic Therapeutics, Inc	25,145
67,180	*,e	Biosante Pharmaceuticals, Inc	43,795
3,160	*,e	Biospecifics Technologies Corp	60,103
18,067	*,e	Biotime, Inc	104,427
27,428	*,e	Cadence Pharmaceuticals, Inc	114,375
19,614	*	Cambrex Corp	154,166
120,966	*,e	Cell Therapeutics, Inc	133,063
32,244	*	Celldex Therapeutics, Inc	153,159
42,520	*	Cepheid, Inc	1,873,430
38,018	*	Chelsea Therapeutics International, Inc	171,081
17,114	*,e	Cleveland Biolabs, Inc	53,738
7,340	*,e	Clovis Oncology, Inc	139,387
17,768	*	Codexis, Inc	98,968
53,134	*,e,m	Columbia Laboratories, Inc	44,686
54,629	*,e	Combinatorx, Inc	58,453
7,177	*,e	Complete Genomics, Inc	21,244
28,659	*,e	Corcept Therapeutics, Inc	98,300
4,827	*	Cornerstone Therapeutics, Inc	29,396
41,263	*	Cubist Pharmaceuticals, Inc	1,684,355
55,560	*,e	Curis, Inc	275,022
33,786	*,e	Cytori Therapeutics, Inc	115,886
37,973	*	Depomed, Inc	227,838
60,769	*	Durect Corp	48,001
17,682	*	Dusa Pharmaceuticals, Inc	84,874
72,586	*	Dyax Corp	118,315
105,084	*,e	Dynavax Technologies Corp	365,692
16,627	*	Emergent Biosolutions, Inc	282,160
10,280	*	Endocyte, Inc	35,158
24,960	*	Enzo Biochem, Inc	63,648
26,957	*,e	Enzon Pharmaceuticals, Inc	192,203
34,639	*	eResearch Technology, Inc	191,900
35,726	*	Exact Sciences Corp	333,681
87,888	*	Exelixis, Inc	467,564
4,580	*,e	Fluidigm Corp	68,105
6,691	*	Furiex Pharmaceuticals Inc	106,052
11,705	*,e	Genomic Health, Inc	324,814
91,451	*,e	Geron Corp	181,073
2,371	*	Golf Trust Of America, Inc	23,852
13,013	*,e	GTx, Inc	76,126
57,131	*	Halozyme Therapeutics, Inc	603,303
16,563	*	Harvard Bioscience, Inc	67,246
7,016	*	Hi-Tech Pharmacal Co, Inc	273,484
3,850	*,e	Horizon Pharma, Inc	15,285
41,334	*,e	Idenix Pharmaceuticals, Inc	553,462
51,716	*,e	Immunogen, Inc	730,230
45,555	*,e	Immunomedics, Inc	160,354
45,024	*	Impax Laboratories, Inc	849,603
61,380	*,e	Incyte Corp	1,086,426
13,396	*,e	Infinity Pharmaceuticals, Inc	81,448
43,916	*	Inhibitex, Inc	1,121,175
17,687	*,e	Insmed, Inc	85,251

TIAA-CREF FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE

37,278	*	InterMune, Inc	$559,170
34,814	*,e	Ironwood Pharmaceuticals, Inc	522,210
69,321	*	Isis Pharmaceuticals, Inc	565,659
18,754	*	ISTA Pharmaceuticals, Inc	151,157
15,081	*	Jazz Pharmaceuticals PLC	701,267
50,027	*,e	Keryx Biopharmaceuticals, Inc	169,592
37,366	*,e	KV Pharmaceutical Co (Class A)	76,974
11,709	*	Lannett Co, Inc	59,482
123,184	*	Lexicon Pharmaceuticals, Inc	178,617
13,478	*	Ligand Pharmaceuticals, Inc (Class B)	167,801
26,224	*	Luminex Corp	516,613
55,815	*,e	MannKind Corp	150,701
14,788	*	MAP Pharmaceuticals, Inc	209,250
20,446		Maxygen, Inc	114,293
36,688	*	Medicines Co	738,163
42,495		Medicis Pharmaceutical Corp (Class A)	1,406,160
21,418	*	Medivation, Inc	1,186,771
5,389		Medtox Scientific, Inc	91,613
24,177	*,e	Metabolix, Inc	64,069
63,583	*,e	Micromet, Inc	694,962
32,123	*	Momenta Pharmaceuticals, Inc	504,010
31,729	*	Nabi Biopharmaceuticals	58,699
79,031	*,e	Nektar Therapeutics	493,944
33,210	*,e	Neostem, Inc	20,922
35,117	*	Neurocrine Biosciences, Inc	326,588
4,770	*,e	NewLink Genetics Corp	33,152
2,794	*,e	Novacea, Inc	22,408
63,109	*,e	Novavax, Inc	95,295
59,990	*	NPS Pharmaceuticals, Inc	460,723
13,970	*,e	Nymox Pharmaceutical Corp	111,201
13,395	*	Obagi Medical Products, Inc	137,299
7,038	*,e	OncoGenex Pharmaceutical, Inc	97,828
27,941	*,e	Oncothyreon, Inc	190,278
43,609	*	Onyx Pharmaceuticals, Inc	1,785,351
75,760	*,e	Opko Health, Inc	398,498
32,063	*,e	Optimer Pharmaceuticals, Inc	415,857
22,232	*,e	Orexigen Therapeutics, Inc	60,916
13,014	*,e	Osiris Therapeutics, Inc	75,872
23,603	*,e	Pacific Biosciences of California, Inc	105,741
3,509	*,e	Pacira Pharmaceuticals, Inc	37,932
26,155	e	Pain Therapeutics, Inc	115,867
24,924	*	Par Pharmaceutical Cos, Inc	900,006
40,603	*	Parexel International Corp	978,532
96,146	e	PDL BioPharma, Inc	614,373
54,852	*,e	Peregrine Pharmaceuticals, Inc	53,760
31,477	*,e	Pharmacyclics, Inc	578,547
25,635	*,e	PharmAthene, Inc	41,016
13,195	*	Pozen, Inc	56,211
21,151	*	Progenics Pharmaceuticals, Inc	203,896
36,552	*	Questcor Pharmaceuticals, Inc	1,295,037
32,283	*,e	Raptor Pharmaceutical Corp	231,146
47,337	*	Rigel Pharmaceuticals, Inc	462,482

TIAA-CREF FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE

4,807	*,e	Sagent Pharmaceuticals	$106,763
40,199	*	Salix Pharmaceuticals Ltd	1,937,591
38,201	*,e	Sangamo Biosciences, Inc	131,793
38,670	*	Santarus, Inc	189,483
51,783	*,e	Savient Pharmaceuticals, Inc	131,011
25,963	*	Sciclone Pharmaceuticals, Inc	124,363
66,301	*,e	Seattle Genetics, Inc	1,255,078
69,201	*,e	Sequenom, Inc	298,256
25,786	*,e	SIGA Technologies, Inc	85,352
39,373	*	Spectrum Pharmaceuticals, Inc	553,978
8,144	*	Sucampo Pharmaceuticals, Inc (Class A)	36,159
20,412	*,e	Sunesis Pharmaceuticals, Inc	28,169
16,868	*,e	Synta Pharmaceuticals Corp	78,099
18,894	*	Targacept, Inc	114,876
47,912	*,e	Theravance, Inc	849,959
4,540	*,e,m	Trius Therapeutics, Inc	25,242
20,208	*	Vanda Pharmaceuticals, Inc	100,030
48,601	*,e	Vical, Inc	170,590
48,700	*	Viropharma, Inc	1,450,773
58,589	*,e	Vivus, Inc	698,967
25,580	*,e	Xenoport, Inc	107,180
39,292	*,e	ZIOPHARM Oncology, Inc	208,641
7,992	*,e	Zogenix, Inc	21,099

		TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES	50,317,861

REAL ESTATE - 8.8%
27,415		Acadia Realty Trust	576,263
4,410		AG Mortgage Investment Trust	84,011
7,113		Agree Realty Corp	177,540
1,391		Alexander’s, Inc	539,708
22,059		American Assets Trust,Inc	488,386
46,748		American Campus Communities, Inc	2,000,813
5,600		American Capital Mortgage, Inc	109,648
87,023		Anworth Mortgage Asset Corp	565,650
12,769		Apollo Commercial Real Estate Finance, Inc	187,960
72,552	*	ARMOUR Residential REIT, Inc	523,100
33,057		Ashford Hospitality Trust, Inc	297,844
29,220		Associated Estates Realty Corp	488,266
4,581	*	Avatar Holdings, Inc	44,756
105,616		BioMed Realty Trust, Inc	1,961,288
21,941		Campus Crest Communities, Inc	234,549
48,864		Capital Lease Funding, Inc	203,274
56,289		Capstead Mortgage Corp	728,943
102,180		CBL & Associates Properties, Inc	1,774,867
37,939		Cedar Shopping Centers, Inc	189,316
9,673		Chatham Lodging Trust	119,655
22,791		Chesapeake Lodging Trust	388,131
32,282		Cogdell Spencer, Inc	137,199
57,957		Colonial Properties Trust	1,239,121
23,113		Colony Financial, Inc	391,996
2,463		Consolidated-Tomoka Land Co	70,442
13,622		Coresite Realty	273,121

TIAA-CREF FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE

64,366		Cousins Properties, Inc	$474,377
39,665		CreXus Investment Corp	439,092
84,144		CubeSmart	957,559
56,350		CYS Investments, Inc	760,725
170,494		DCT Industrial Trust, Inc	941,127
116,115		DiamondRock Hospitality Co	1,223,852
40,793		DuPont Fabros Technology, Inc	1,040,222
25,666		Dynex Capital, Inc	237,667
18,629		EastGroup Properties, Inc	884,878
63,149		Education Realty Trust, Inc	675,694
32,105		Entertainment Properties Trust	1,427,709
21,075		Equity Lifestyle Properties, Inc	1,478,201
36,687		Equity One, Inc	691,550
22,311		Excel Trust, Inc	283,350
64,622		Extra Space Storage, Inc	1,700,851
86,432	*	FelCor Lodging Trust, Inc	329,306
56,706	*	First Industrial Realty Trust, Inc	650,985
34,929		First Potomac Realty Trust	519,744
24,835	*	Forestar Real Estate Group, Inc	395,374
48,811		Franklin Street Properties Corp	497,384
17,559		Getty Realty Corp	294,289
7,504		Gladstone Commercial Corp	135,972
72,576		Glimcher Realty Trust	698,907
23,899		Government Properties Income Trust	575,966
51,489		Hatteras Financial Corp	1,429,335
52,934		Healthcare Realty Trust, Inc	1,115,319
97,717		Hersha Hospitality Trust	530,603
49,644		Highwoods Properties, Inc	1,642,720
33,019		Home Properties, Inc	1,967,271
15,938		Hudson Pacific Properties	244,967
53,014		Inland Real Estate Corp	453,270
79,173		Invesco Mortgage Capital, Inc	1,241,433
56,677		Investors Real Estate Trust	420,543
56,244	*	iStar Financial, Inc	392,583
17,168	e	Kennedy-Wilson Holdings, Inc	230,566
40,238		Kilroy Realty Corp	1,675,108
37,615		Kite Realty Group Trust	188,075
58,495		LaSalle Hotel Properties	1,582,290
83,625		Lexington Corporate Properties Trust	719,175
20,784		LTC Properties, Inc	664,049
33,379	*	Maguire Properties, Inc	85,116
76,898		Medical Properties Trust, Inc	824,347
245,735		MFA Mortgage Investments, Inc	1,803,695
25,311		Mid-America Apartment Communities, Inc	1,617,879
11,948		Mission West Properties, Inc	112,072
25,590		Monmouth Real Estate Investment Corp (Class A)	238,243
16,710		National Health Investors, Inc	808,931
71,714		National Retail Properties, Inc	1,936,994
73,688		Newcastle Investment Corp	394,968
66,178		NorthStar Realty Finance Corp	329,566
34,065		NRDC Acquisition Corp	404,011
69,944		Omega Healthcare Investors, Inc	1,457,633

TIAA-CREF FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE

7,765		One Liberty Properties, Inc	$134,723
15,194		Parkway Properties, Inc	146,926
35,141		Pebblebrook Hotel Trust	779,427
38,514		Pennsylvania Real Estate Investment Trust	472,952
19,169		Pennymac Mortgage Investment Trust	339,483
34,305		Post Properties, Inc	1,533,090
27,318		Potlatch Corp	833,745
12,643		PS Business Parks, Inc	785,636
25,054		RAIT Investment Trust	141,054
27,125		Ramco-Gershenson Properties	313,836
54,976		Redwood Trust, Inc	645,968
48,106		Resource Capital Corp	281,420
18,804		RLJ Lodging Trust	335,463
25,067		Sabra Healthcare REIT, Inc	356,453
4,885		Saul Centers, Inc	174,101
19,039		Sovran Self Storage, Inc	885,694
11,465		STAG Industrial, Inc	137,351
64,143		Starwood Property Trust, Inc	1,263,617
121,965	*	Strategic Hotels & Resorts, Inc	757,403
19,009		Summit Hotel Properties, Inc	177,734
18,134		Sun Communities, Inc	727,355
82,129	*	Sunstone Hotel Investors, Inc	762,978
59,309		Tanger Factory Outlet Centers, Inc	1,749,616
9,604	*	Tejon Ranch Co	273,714
7,164		Terreno Realty Corp	101,156
123,250		Two Harbors Investment Corp	1,223,873
7,771		UMH Properties, Inc	80,119
7,995		Universal Health Realty Income Trust	319,720
15,601		Urstadt Biddle Properties, Inc (Class A)	305,156
45,246		Washington Real Estate Investment Trust	1,348,331
5,396		Whitestone REIT	68,691
20,203		Winthrop Realty Trust	241,426

		TOTAL REAL ESTATE	73,319,601

RETAILING - 3.8%
12,318	*	1-800-FLOWERS.COM, Inc (Class A)	35,476
55,451	*	Aeropostale, Inc	907,733
5,680	*	America’s Car-Mart, Inc	215,499
36,067	*	Ann Taylor Stores Corp	874,985
19,953	*	Asbury Automotive Group, Inc	457,123
13,181	*	Audiovox Corp (Class A)	167,662
19,924	e	Barnes & Noble, Inc	240,483
25,662		Bebe Stores, Inc	224,799
13,925		Big 5 Sporting Goods Corp	110,565
8,189	*,e	Blue Nile, Inc	330,426
8,492	*	Body Central Corp	228,265
8,305	e	Bon-Ton Stores, Inc	33,718
29,586	e	Brown Shoe Co, Inc	279,588
18,619	e	Buckle, Inc	812,347
10,821	*	Build-A-Bear Workshop, Inc	88,408
30,098	*	Cabela’s, Inc	784,956
31,277	*	Casual Male Retail Group, Inc	98,835

TIAA-CREF FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE

18,849		Cato Corp (Class A)	$505,342
78,997	*	Charming Shoppes, Inc	391,825
18,042	*	Children’s Place Retail Stores, Inc	900,115
26,485		Christopher & Banks Corp	54,824
9,011	*	Citi Trends, Inc	81,279
44,107	*	Coldwater Creek, Inc	38,814
42,200	*,e	Collective Brands, Inc	703,052
9,402	*	Conn’s, Inc	109,063
7,728		Core-Mark Holding Co, Inc	313,834
13,731	*,e	Cost Plus, Inc	186,055
7,216		Destination Maternity Corp	120,435
38,179		Express Parent LLC	826,194
35,769		Finish Line, Inc (Class A)	756,514
7,010	*,e	Francesca’s Holdings Corp	155,412
27,132		Fred’s, Inc (Class A)	400,197
16,142	*	Genesco, Inc	985,792
15,613	*	GNC Holdings, Inc	429,514
3,776	*	Gordmans Stores, Inc	54,865
15,619		Group 1 Automotive, Inc	833,117
12,650		Haverty Furniture Cos, Inc	157,872
11,863	*,e	HHgregg, Inc	120,765
18,877	*	Hibbett Sports, Inc	904,775
30,330		Hot Topic, Inc	222,016
27,603		HSN, Inc	985,152
18,853	*	JOS A Bank Clothiers, Inc	900,231
11,776	*	Kirkland’s, Inc	176,287
15,131		Lithia Motors, Inc (Class A)	336,060
16,195	*,e	Lumber Liquidators, Inc	345,925
17,049	*	MarineMax, Inc	140,143
3,920	*,e	Mattress Firm Holding Corp	129,478
35,692		Men’s Wearhouse, Inc	1,231,016
20,941		Monro Muffler, Inc	878,266
19,425	*	New York & Co, Inc	54,196
18,258	e	Nutri/System, Inc	217,270
192,204	*	Office Depot, Inc	524,717
58,585	*	OfficeMax, Inc	323,975
14,660	*	Orbitz Worldwide, Inc	53,656
7,024	*,e	Overstock.com, Inc	47,482
20,635	*,e	Pacific Sunwear Of California, Inc	37,143
30,703		Penske Auto Group, Inc	687,133
36,626		PEP Boys - Manny Moe & Jack	549,390
14,501	e	PetMed Express, Inc	180,827
67,533	*	Pier 1 Imports, Inc	1,050,138
40,348		Rent-A-Center, Inc	1,364,568
10,411	*,e	Rue21, Inc	252,050
79,851	*,e	Saks, Inc	796,913
37,849	*	Select Comfort Corp	949,253
6,366	*	Shoe Carnival, Inc	160,996
20,632	*,e	Shutterfly, Inc	489,391
27,667	e	Sonic Automotive, Inc (Class A)	431,329
3,173	*	Sourceforge, Inc	55,178
21,805		Stage Stores, Inc	335,361

TIAA-CREF FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE

18,240		Stein Mart, Inc	$132,240
7,481	*	Systemax, Inc	131,740
44,770	*,e	Talbots, Inc	145,055
5,000	*,e	Teavana Holdings, Inc	94,900
26,972	*	Tuesday Morning Corp	91,705
10,292	*	US Auto Parts Network, Inc	51,254
29,588	*,e	Valuevision International, Inc (Class A)	46,749
17,049	*	Vitamin Shoppe, Inc	728,674
10,612	*	West Marine, Inc	128,617
63,932	*	Wet Seal, Inc (Class A)	223,762
1,668		Winmark Corp	114,542
22,970	*,e	Zale Corp	65,465
14,288	*,e	Zumiez, Inc	408,065

		TOTAL RETAILING	31,188,831

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 3.7%
29,675	*	Advanced Energy Industries, Inc	315,742
10,355	*	Alpha & Omega Semiconductor Lt	96,094
66,426	*	Amkor Technology, Inc	380,621
6,918	*	Amtech Systems, Inc	70,494
46,735	*	Anadigics, Inc	128,521
43,880	*	Applied Micro Circuits Corp	343,580
21,615	*	ATMI, Inc	505,359
75,263	*	Axcelis Technologies, Inc	135,473
22,409	*	AXT, Inc	114,734
45,240		Brooks Automation, Inc	484,973
16,146	*	Cabot Microelectronics Corp	814,081
33,634	*	Cavium Networks, Inc	1,080,997
16,007	*,e	Ceva, Inc	432,349
16	*,m	China Energy Savings Technology, Inc	0
45,631	*	Cirrus Logic, Inc	932,241
16,948		Cohu, Inc	222,527
21,106	*	Cymer, Inc	1,050,868
24,304	*	Diodes, Inc	626,557
16,117	*	DSP Group, Inc	92,350
92,759	*	Entegris, Inc	888,631
58,579	*	Entropic Communications, Inc	342,101
25,093	*	Exar Corp	167,621
35,969	*	Formfactor, Inc	185,240
28,655	*	FSI International, Inc	121,784
14,331	*	GSI Technology, Inc	71,082
86,383	*	GT Solar International, Inc	744,621
21,461	*	Hittite Microwave Corp	1,180,785
14,812	*	Inphi Corp	217,292
101,545	*	Integrated Device Technology, Inc	643,795
19,189	*	Integrated Silicon Solution, Inc	187,477
6,620	*	Intermolecular, Inc	55,740
15,955	*	IXYS Corp	218,903
44,101	*	Kopin Corp	171,112
49,312	*	Kulicke & Soffa Industries, Inc	533,063
81,829	*	Lattice Semiconductor Corp	556,437
35,326	*	LTX-Credence Corp	235,624

TIAA-CREF FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE

7,912	*	MaxLinear, Inc	$47,235
35,161		Micrel, Inc	406,461
58,880	*	Microsemi Corp	1,164,647
23,528	*	Mindspeed Technologies, Inc	150,814
36,369	*	MIPS Technologies, Inc	213,486
36,080		MKS Instruments, Inc	1,087,813
20,693	*	Monolithic Power Systems, Inc	339,158
22,426	*,e	MoSys, Inc	93,741
13,680	*	Nanometrics, Inc	277,020
47,294	*	Netlogic Microsystems, Inc	2,355,242
3,155	*,e	NVE Corp	172,074
39,412	*	Omnivision Technologies, Inc	524,574
13,682	*,e	PDF Solutions, Inc	87,428
17,565	*	Pericom Semiconductor Corp	140,520
38,911	*	Photronics, Inc	266,929
32,202	*	PLX Technology, Inc	101,114
19,733	e	Power Integrations, Inc	710,191
68,066	*	Rambus, Inc	496,201
189,580	*	RF Micro Devices, Inc	946,004
12,086	*,e	Rubicon Technology, Inc	130,891
21,161	*	Rudolph Technologies, Inc	216,477
44,485	*	Semtech Corp	1,267,824
22,187	*	Sigma Designs, Inc	133,788
56,260	*	Silicon Image, Inc	273,424
34,989	*	Spansion, Inc	350,940
15,798	*	Standard Microsystems Corp	406,956
20,754	*,e	STR Holdings, Inc	221,860
7,175	*	Supertex, Inc	132,594
35,299	*	Tessera Technologies, Inc	698,920
113,391	*	Triquint Semiconductor, Inc	679,212
15,831	*	Ultra Clean Holdings	116,358
17,520	*	Ultratech, Inc	512,460
27,915	*,e	Veeco Instruments, Inc	681,405
17,053	*	Volterra Semiconductor Corp	514,489

		TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT	30,267,119

SOFTWARE & SERVICES - 8.1%
39,703	*	Accelrys, Inc	297,375
22,947	*	ACI Worldwide, Inc	697,130
8,880	*,e	Active Network, Inc	132,134
24,478	*	Actuate Corp	140,993
55,500	*	Acxiom Corp	761,460
22,393	*	Advent Software, Inc	587,816
16,797		American Software, Inc (Class A)	150,669
21,674	*,e	Ancestry.com, Inc	641,550
6,980	*,e	Angie’s List, Inc	103,025
58,479	*	Aspen Technology, Inc	1,053,207
16,120	*,e	Bankrate, Inc	377,047
30,751		Blackbaud, Inc	935,753
24,229	*	Bottomline Technologies, Inc	662,421
15,648	*,e	BroadSoft, Inc	436,266
18,135	*	CACI International, Inc (Class A)	1,064,343

TIAA-CREF FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE

21,677	*,e	Callidus Software, Inc	$146,103
5,030	*,e	Carbonite, Inc	50,199
29,596	*	Cardtronics, Inc	756,178
6,266	e	Cass Information Systems, Inc	247,507
41,004	*	Ciber, Inc	178,367
8,325	*,m	Clinical Data, Inc	7,909
30,308	*	Commvault Systems, Inc	1,424,476
11,206	*	Computer Task Group, Inc	161,703
22,131	*	comScore, Inc	490,202
30,714	*	Concur Technologies, Inc	1,607,878
20,204	*,e	Constant Contact, Inc	504,696
72,595	*	Convergys Corp	966,239
8,723	*	Convio, Inc	138,957
8,229	*,e	Cornerstone OnDemand, Inc	150,097
23,566	*	CSG Systems International, Inc	383,419
28,627	*	DealerTrack Holdings, Inc	782,376
16,038	*	Deltek, Inc	165,352
5,610	*	Demand Media, Inc	35,343
23,392	*	DemandTec, Inc	308,307
32,961	*	Dice Holdings, Inc	312,141
27,229	*	Digital River, Inc	435,936
4,039	*	DMRC Corp	106,751
6,447	*	Dynamics Research Corp	72,593
75,568		Earthlink, Inc	544,845
20,328	e	Ebix, Inc	503,728
8,183	*,e	Echo Global Logistics, Inc	137,147
6,182	*	Ellie Mae, Inc	36,412
13,841	*	Envestnet, Inc	159,310
21,785		EPIQ Systems, Inc	265,559
2,129	*	ePlus, Inc	60,719
34,862	*	Euronet Worldwide, Inc	640,066
10,900	*	ExlService Holdings, Inc	263,126
24,518		Fair Isaac Corp	888,532
22,450	*	FalconStor Software, Inc	55,901
10,105		Forrester Research, Inc	353,069
3,649	*,e	FriendFinder Networks, Inc	4,707
17,421	*,e,m	Gerber Scientific, Inc	0
41,415	*	Global Cash Access, Inc	219,500
30,373	*,e	Glu Mobile, Inc	102,053
10,635	*	Guidance Software, Inc	81,358
22,552	*	Hackett Group, Inc	87,389
26,142		Heartland Payment Systems, Inc	627,408
20,774	*,e	Higher One Holdings, Inc	351,912
20,991	e	iGate Corp	382,456
3,770	*	Imperva, Inc	124,335
26,107	*	Infospace, Inc	321,377
9,601	*	Interactive Intelligence, Inc	247,802
37,498	*	Internap Network Services Corp	251,612
31,736	e	j2 Global, Inc	855,604
59,666		Jack Henry & Associates, Inc	2,040,576
29,238	*	JDA Software Group, Inc	861,644
18,201	*	Kenexa Corp	437,188

TIAA-CREF FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE

9,690		Keynote Systems, Inc	$189,633
25,588	*,e	KIT Digital, Inc	277,118
21,193	*	Knot, Inc	174,630
48,976	*,e	Limelight Networks, Inc	159,662
43,965	*	Lionbridge Technologies	120,904
12,949	*	Liquidity Services, Inc	446,870
36,339	*	Liveperson, Inc	436,068
13,956	*	LogMeIn, Inc	555,867
11,274	*	LoopNet, Inc	180,609
45,423	*	Magma Design Automation, Inc	325,229
14,065	*	Manhattan Associates, Inc	617,313
15,805		Mantech International Corp (Class A)	555,546
14,413	e	Marchex, Inc (Class B)	65,147
23,925		MAXIMUS, Inc	1,077,342
66,350	*	Mentor Graphics Corp	920,275
5,475	*	MicroStrategy, Inc (Class A)	630,282
27,891		ModusLink Global Solutions, Inc	159,537
7,500	*	MoneyGram International, Inc	139,200
24,554	*	Monotype Imaging Holdings, Inc	383,288
17,457	*,e	Motricity, Inc	13,531
28,150	*	Move, Inc	202,680
4,805	*	NCI, Inc (Class A)	35,173
25,905	*	Netscout Systems, Inc	535,197
18,656	*	NetSuite, Inc	781,313
43,275		NIC, Inc	541,370
16,249	*,e	OpenTable, Inc	782,715
51,097	*	Openwave Systems, Inc	102,705
9,893	e	Opnet Technologies, Inc	350,707
81,985	*	Parametric Technology Corp	2,063,562
11,138	e	Pegasystems, Inc	315,874
17,488	*	Perficient, Inc	194,641
14,169	*	PRG-Schultz International, Inc	86,006
46,322	*	Progress Software Corp	1,080,692
15,517	*	PROS Holdings, Inc	251,686
4,513	*	QAD, Inc (Class A)	58,353
48,320	*	QLIK Technologies, Inc	1,362,624
4,967	*,e	Quepasa Corp	21,358
38,965	*	Quest Software, Inc	792,938
19,688	*	QuinStreet, Inc	189,399
15,156		RealNetworks, Inc	154,743
21,039	*	RealPage, Inc	541,123
6,830	*	Responsys, Inc	80,116
7,631	*,e	Rosetta Stone, Inc	59,522
37,692	*	S1 Corp	367,874
18,761	*	Saba Software, Inc	186,484
75,423		Sapient Corp	972,957
8,923	*	Sciquest, Inc	130,543
17,420	*	Seachange International, Inc	125,076
7,209	*,e	ServiceSource International LLC	121,976
15,006	*	Smith Micro Software, Inc	27,311
39,440	*	SolarWinds, Inc	1,246,698
19,713	*,e	Sourcefire, Inc	611,497

TIAA-CREF FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE

6,115	*	SPS Commerce, Inc	$154,281
6,738	*	SRS Labs, Inc	46,627
17,227	*	SS&C Technologies Holdings, Inc	323,351
6,835	e	Stamps.com, Inc	211,953
3,164	*	Stream Global Services, Inc	10,536
57,388	*	SuccessFactors, Inc	2,284,042
33,898	*	SupportSoft, Inc	87,457
18,322	*	Synchronoss Technologies, Inc	612,321
10,690		Syntel, Inc	501,575
21,084	*	TA Indigo Holding Corp	144,425
51,378	*,e	Take-Two Interactive Software, Inc	801,497
28,198	*	Taleo Corp (Class A)	1,015,410
7,180	*	Tangoe, Inc	104,110
9,819	*	TechTarget, Inc	68,242
30,535	*	TeleCommunication Systems, Inc (Class A)	71,452
11,903	*	TeleNav, Inc	88,439
17,686	*	TeleTech Holdings, Inc	299,955
38,040	*,e	THQ, Inc	25,483
82,527	*	TiVo, Inc	856,630
17,663	*	TNS, Inc	325,706
3,457	*,e	Travelzoo, Inc	89,225
20,401	*	Tyler Technologies, Inc	716,687
17,786	*	Ultimate Software Group, Inc	1,186,148
29,812	*	Unisys Corp	625,158
62,012		United Online, Inc	352,228
54,443	*	Valueclick, Inc	949,487
17,784	*	Vasco Data Security International	149,919
14,626	*	Verint Systems, Inc	414,062
27,654	e	VirnetX Holding Corp	642,126
10,911	*	Virtusa Corp	174,467
11,864	*	Vocus, Inc	272,516
58,010	*,e	Wave Systems Corp	132,843
27,156	*	Websense, Inc	513,248
19,421	*,e	Website Pros, Inc	248,589
26,521	*	Wright Express Corp	1,451,228
2,880	*	Zillow, Inc	84,931
45,941	*	Zix Corp	138,742

		TOTAL SOFTWARE & SERVICES	66,357,313

TECHNOLOGY HARDWARE & EQUIPMENT - 5.4%
29,111	*,e	3D Systems Corp	556,602
44,451		Adtran, Inc	1,539,339
11,749	*	Agilysys, Inc	95,637
10,225	*	Anaren, Inc	178,120
19,902		Anixter International, Inc	1,303,779
85,624	*	Arris Group, Inc	1,000,088
58,558	*,e	Aruba Networks, Inc	1,298,816
21,115	*	Avid Technology, Inc	204,604
14,348	*	AX Holding Corp	181,789
7,229		Bel Fuse, Inc (Class B)	146,387
41,561	*	Benchmark Electronics, Inc	714,849
12,321		Black Box Corp	380,965

TIAA-CREF FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE

30,207	*	Blue Coat Systems, Inc	$778,132
36,009	*,e	Bookham, Inc	149,077
46,590	*	Brightpoint, Inc	546,035
27,019	*	Calix Networks, Inc	204,534
27,407	*	Checkpoint Systems, Inc	288,322
28,605		Cognex Corp	1,188,538
16,207	*	Coherent, Inc	905,647
4,821		Communications Systems, Inc	71,785
13,973		Comtech Telecommunications Corp	431,207
25,365	*	Cray, Inc	189,223
23,770		CTS Corp	239,126
24,150		Daktronics, Inc	264,201
9,717		DDi Corp	94,352
18,150	*	Digi International, Inc	204,914
40,749	*	Dot Hill Systems Corp	61,531
12,049	*	DTS, Inc	341,348
24,989	*,e	Echelon Corp	129,193
13,579		Electro Rent Corp	232,065
15,227		Electro Scientific Industries, Inc	231,146
32,337	*	Electronics for Imaging, Inc	554,903
12,624	*,e	eMagin Corp	57,187
63,807	*,e	EMCORE Corp	75,292
60,505	*	Emulex Corp	631,672
66,384	*	Extreme Networks, Inc	215,084
13,501	*	Fabrinet	222,361
11,232	*	FARO Technologies, Inc	609,673
26,670	*	FEI Co	1,175,080
61,347	*	Finisar Corp	1,242,890
15,146	*	Globecomm Systems, Inc	216,133
17,328	*	GSI Group, Inc	200,138
79,279	*	Harmonic, Inc	465,368
43,398	*	Harris Stratex Networks, Inc (Class A)	96,344
21,477	*	Imation Corp	127,359
18,112	*	Immersion Corp	101,971
72,759	*,e	Infinera Corp	519,499
30,129	*	Insight Enterprises, Inc	556,181
31,286	e	InterDigital, Inc	1,167,594
40,594	*	Intermec, Inc	342,613
16,120	*	Intevac, Inc	134,280
6,860	*,e	InvenSense, Inc	113,121
26,322	*	Ixia	321,392
29,950	*	Kemet Corp	275,241
9,451	*	KVH Industries, Inc	88,178
11,865	*	LeCroy Corp	123,515
15,815		Littelfuse, Inc	801,979
7,533	*	Loral Space & Communications, Inc	519,476
19,147	*,e	Maxwell Technologies, Inc	391,748
10,563	*	Measurement Specialties, Inc	343,298
20,568	*	Mercury Computer Systems, Inc	275,406
7,777	*,e	Meru Networks, Inc	38,341
25,051		Methode Electronics, Inc	248,756
80,388	*,e	Microvision, Inc	31,351

TIAA-CREF FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE

10,652		MTS Systems Corp	$488,820
5,854	*	Multi-Fineline Electronix, Inc	145,530
6,190	*,e	NeoPhotonics Corp Ltd	34,045
25,200	*	Netgear, Inc	1,003,464
25,524	*	Newport Corp	471,428
22,837	*	Novatel Wireless, Inc	65,542
6,872	*	Numerex Corp	58,824
34,937	*,e	OCZ Technology Group, Inc	294,519
13,691	*	Oplink Communications, Inc	256,432
22,285	*	OpNext, Inc	24,514
24,801	*	Orbcomm, Inc	85,563
13,156	*	OSI Systems, Inc	706,872
14,264		Park Electrochemical Corp	433,198
5,858		PC Connection, Inc	70,296
29,876		Plantronics, Inc	1,112,582
24,495	*	Plexus Corp	887,944
47,950	*,e	Power-One, Inc	208,103
22,418	*,e	Powerwave Technologies, Inc	38,559
8,208	*	Procera Networks, Inc	138,141
154,026	*	Quantum Corp	388,146
21,055	*,e	Rackable Systems, Inc	287,190
13,686	*	Radisys Corp	82,527
28,104	*,e	RealD, Inc	246,472
9,746		Richardson Electronics Ltd	118,024
5,583		Rimage Corp	69,453
19,649	*	Rofin-Sinar Technologies, Inc	557,442
10,776	*	Rogers Corp	414,122
55,821	*	Sanmina-SCI Corp	612,915
18,852	*	Scansource, Inc	708,270
27,886	*	SCM Microsystems, Inc	63,580
34,053	*	ShoreTel, Inc	223,047
145,906	*	Sonus Networks, Inc	376,437
25,250	*,e	STEC, Inc	238,865
14,351	*	Stratasys, Inc	527,399
18,281	*	Super Micro Computer, Inc	308,583
13,873		Sycamore Networks, Inc	269,414
30,539	*	Symmetricom, Inc	190,563
21,918	*	Synaptics, Inc	839,678
16,312	*	SYNNEX Corp	590,168
30,521		Technitrol, Inc	87,595
36,490	*	TTM Technologies, Inc	447,732
5,980	*,e	Ubiquiti Networks, Inc	145,194
26,278	*,e	Universal Display Corp	1,106,567
11,171	*	Veraz Networks, Inc	9,997
24,817	*	Viasat, Inc	1,179,800
2,486	*	Viasystems Group, Inc	42,237
8,870	*	Vishay Precision Group, Inc	139,791
38,374	*	Westell Technologies, Inc	84,423
17,984	*	X-Rite, Inc	81,647
19,494		Xyratex Ltd	309,565
10,901	*	Zygo Corp	192,839

		TOTAL TECHNOLOGY HARDWARE & EQUIPMENT	43,898,833

TIAA-CREF FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE

TELECOMMUNICATION SERVICES - 0.7%
40,491	*,e	8x8, Inc	$179,780
15,983		AboveNet, Inc	1,062,069
32,142	e	Alaska Communications Systems Group, Inc	87,426
6,356		Atlantic Tele-Network, Inc	229,388
4,212	*,e	Boingo Wireless, Inc	34,370
19,643	*	Cbeyond Communications, Inc	166,966
137,459	*	Cincinnati Bell, Inc	474,234
31,496	*	Cogent Communications Group, Inc	479,998
18,348	e	Consolidated Communications Holdings, Inc	348,429
12,569	*,e	Fairpoint Communications, Inc	51,156
28,421	*	General Communication, Inc (Class A)	295,863
71,973	*,e	Globalstar, Inc	46,782
9,679		HickoryTech Corp	111,212
10,049		IDT Corp (Class B)	88,431
19,816	*	inContact, Inc	99,080
29,292	*,e	Iridium Communications, Inc	234,043
41,948	*,e	Leap Wireless International, Inc	359,075
10,304		Lumos Networks Corp	154,869
22,155	*	Neutral Tandem, Inc	272,285
10,304		NTELOS Holdings Corp	235,240
35,849	*	Premiere Global Services, Inc	315,471
16,645		Shenandoah Telecom Co	164,286
9,724		SureWest Communications	140,804
68	*,b,m	Touch America Holdings, Inc	0
24,388	*,e	Towerstream Corp	69,750
15,398		USA Mobility, Inc	217,882
94,450	*	Vonage Holdings Corp	238,959

		TOTAL TELECOMMUNICATION SERVICES	6,157,848

TRANSPORTATION - 2.4%
36,012	*	Air Transport Services Group, Inc	216,432
24,612	*	Alaska Air Group, Inc	1,873,711
9,940		Allegiant Travel Co	546,402
5,894		Amerco, Inc	570,068
17,454		Arkansas Best Corp	316,266
18,099	*	Atlas Air Worldwide Holdings, Inc	862,146
72,792	*	Avis Budget Group, Inc	1,044,565
8,294	e	Baltic Trading Ltd	35,084
14,511		Celadon Group, Inc	216,939
6,018	*	Covenant Transportation Group, Inc	19,859
19,900	*	Dollar Thrifty Automotive Group, Inc	1,465,636
34,586	*,e	Eagle Bulk Shipping, Inc	49,112
30,398	*,e	Excel Maritime Carriers Ltd	44,685
20,338		Forward Air Corp	711,830
20,675	*,e	Genco Shipping & Trading Ltd	144,725
27,213	*	Genesee & Wyoming, Inc (Class A)	1,689,928
32,230	*	Hawaiian Holdings, Inc	224,321
34,231		Heartland Express, Inc	507,303
25,441	*	Hub Group, Inc (Class A)	870,846
3,197		International Shipholding Corp	72,732

TIAA-CREF FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE

169,693	*	JetBlue Airways Corp	$1,006,279
41,897		Knight Transportation, Inc	737,806
10,183		Marten Transport Ltd	222,499
32,848	*	Old Dominion Freight Line	1,399,982
21,257	*	Pacer International, Inc	128,392
5,856	*	Park-Ohio Holdings Corp	116,476
4,463	*	Patriot Transportation Holding, Inc	91,715
10,805	*	Quality Distribution, Inc	132,685
14,608	*	RailAmerica, Inc	218,244
34,804	*,e	Republic Airways Holdings, Inc	191,770
6,054	*	Roadrunner Transportation Services Holdings, Inc	91,052
11,420	*	Saia, Inc	171,985
36,832		Skywest, Inc	471,450
10,443	*,e	Spirit Airlines, Inc	175,338
55,432	*	Swift Transportation Co, Inc	639,131
17,034	*,e	Ultrapetrol Bahamas Ltd	45,651
4,016		Universal Truckload Services, Inc	71,404
109,975	*,e	US Airways Group, Inc	928,189
29,796		Werner Enterprises, Inc	778,569
14,720	*	Wesco Aircraft Holdings, Inc	205,933
7,386	*,e	Zipcar, Inc	117,142

		TOTAL TRANSPORTATION	19,424,282

UTILITIES - 3.3%
22,074		Allete, Inc	914,967
12,908		American States Water Co	466,883
4,373		Artesian Resources Corp	82,650
77,900	e	Atlantic Power Corp	1,155,257
39,336		Avista Corp	996,774
27,295		Black Hills Corp	921,479
8,462	*	Cadiz, Inc	84,112
28,981		California Water Service Group	534,700
9,116		Central Vermont Public Service Corp	320,610
10,542		CH Energy Group, Inc	599,629
6,395		Chesapeake Utilities Corp	275,113
42,063		Cleco Corp	1,672,425
5,753		Connecticut Water Service, Inc	174,776
10,119	e	Consolidated Water Co, Inc	78,827
71,491	*	Dynegy, Inc (Class A)	132,973
28,989		El Paso Electric Co	1,008,817
28,324		Empire District Electric Co	589,989
10,049		Genie Energy Ltd	105,113
34,148		Idacorp, Inc	1,439,338
15,404		Laclede Group, Inc	641,731
15,705		MGE Energy, Inc	704,526
10,708		Middlesex Water Co	202,274
28,349		New Jersey Resources Corp	1,352,814
18,265		Northwest Natural Gas Co	868,501
24,954		NorthWestern Corp	876,884
12,985		Ormat Technologies, Inc	211,006
25,119		Otter Tail Corp	554,879
49,755		Piedmont Natural Gas Co, Inc	1,637,934

TIAA-CREF FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE

54,690		PNM Resources, Inc	$974,029
51,772		Portland General Electric Co	1,291,194
9,305		SJW Corp	220,435
20,693		South Jersey Industries, Inc	1,135,632
31,790		Southwest Gas Corp	1,328,822
34,685		UIL Holdings Corp	1,199,407
25,265		Unisource Energy Corp	941,374
7,908		Unitil Corp	218,498
35,260		WGL Holdings, Inc	1,503,839
8,633		York Water Co	153,667

		TOTAL UTILITIES	27,571,878

		TOTAL COMMON STOCKS	813,013,878

		(Cost $734,417,464)

RIGHTS / WARRANTS - 0.0%
ENERGY - 0.0%
8,048	e,m	Magnum Hunter Resources Corp	0

		TOTAL ENERGY	0

FOOD, BEVERAGE & TOBACCO - 0.0%
35,149	e,m	Pilgrim’s Pride Corp	6,409

		TOTAL FOOD, BEVERAGE & TOBACCO	6,409

		TOTAL RIGHTS / WARRANTS	6,409

		(Cost $0)

SHORT-TERM INVESTMENTS - 12.2%
INVESTMENTS IN REGISTERED INVESTMENT COMPANIES - 12.2%
		TIAA-CREF Short Term Lending Portfolio of the State Street
100,104,926	a,c	Navigator Securities Lending Trust	100,104,926

		TOTAL INVESTMENTS IN REGISTERED INVESTMENT COMPANIES	100,104,926

		TOTAL SHORT-TERM INVESTMENTS	100,104,926

		(Cost $100,104,926)

		TOTAL INVESTMENTS - 111.4%	913,125,213
		(Cost $834,522,390)
		OTHER ASSETS & LIABILITIES, NET - (11.4)%	(93,421,889)

		NET ASSETS - 100.0%	$819,703,324

Abbreviation(s):

REIT Real Estate Investment Trust

*	Non-income producing.
a	Affiliated holding.
b	In bankruptcy.
c	Investments made with cash collateral received from securities on loan.
d	All or a portion of these securities have been segregated to cover margin requirements on open futures contracts.
e	All or a portion of these securities are out on loan. The aggregate value of securities on loan is $96,571,436.
m	Indicates a security that has been deemed illiquid.

TIAA-CREF FUNDS - International Equity Index Fund

TIAA-CREF FUNDS
INTERNATIONAL EQUITY INDEX FUND
SCHEDULE OF INVESTMENTS (unaudited)
January 31, 2012

SHARES		COMPANY	VALUE

COMMON STOCKS - 99.3%

AUSTRALIA - 8.7%
134,373		AGL Energy Ltd	$2,080,476
671,261	e	Alumina Ltd	912,583
360,157		Amcor Ltd	2,691,211
815,082		AMP Ltd	3,696,748
268,409		Asciano Group	1,338,704
753,093		Australia & New Zealand Banking Group Ltd	17,129,286
51,488		Australian Stock Exchange Ltd	1,638,970
100,680		Bendigo Bank Ltd	885,634
923,829		BHP Billiton Ltd	36,591,315
199,775	e	Boral Ltd	856,468
431,133		Brambles Ltd	3,327,093
37,192		Caltex Australia Ltd	502,274
18,819		Campbell Brothers Ltd	1,038,866
531,551		CFS Gandel Retail Trust	968,588
164,676		Coca-Cola Amatil Ltd	2,019,666
15,927	e	Cochlear Ltd	1,002,769
448,560	e	Commonwealth Bank of Australia	24,101,416
122,298		Computershare Ltd	992,551
137,204		Crown Ltd	1,178,418
151,567		CSL Ltd	5,000,827
1,329,661		DB RREEF Trust	1,256,459
188,500	*	Echo Entertainment Group Ltd	723,520
363,470	e	Fortescue Metals Group Ltd	1,944,843
514,808		GPT Group (ASE)	1,688,369
178,998	e	Harvey Norman Holdings Ltd	391,333
121,695	e	Iluka Resources Ltd	2,364,853
478,704		Incitec Pivot Ltd	1,630,496
604,083	e	Insurance Australia Group Ltd	1,866,535
581,638	e	John Fairfax Holdings Ltd	456,878
41,691		Leighton Holdings Ltd	1,035,769
149,528		Lend Lease Corp Ltd	1,166,844
547,663	*,e	Lynas Corp Ltd	769,609
1,933,798		Macquarie Goodman Group	1,315,064
99,714		Macquarie Group Ltd	2,697,529
211,360	e	Metcash Ltd	906,098
939,787		Mirvac Group	1,231,963
633,582		National Australia Bank Ltd	16,036,808
220,895		Newcrest Mining Ltd	7,906,582
345,961		OneSteel Ltd	271,718
106,763		Orica Ltd	2,805,217
306,860		Origin Energy Ltd	4,477,204
88,710	e	Oxiana Ltd	1,026,881
304,593	*	Qantas Airways Ltd	509,213
315,044	e	QBE Insurance Group Ltd	3,835,243

TIAA-CREF FUNDS - International Equity Index Fund

SHARES		COMPANY	VALUE

498,951		QR National Ltd	$1,966,278
41,736	e	Ramsay Health Care Ltd	841,490
125,666	e	Rio Tinto Ltd	9,220,083
273,275		Santos Ltd	3,901,322
47,049		Sims Group Ltd	754,609
102,015		Sonic Healthcare Ltd	1,216,737
432,446		SP AusNet	443,058
707,844		Stockland Trust Group	2,524,724
375,239		Suncorp-Metway Ltd	3,346,560
117,090		Sydney Airport	331,843
186,674		Tabcorp Holdings Ltd	576,698
362,366		Tattersall’s Ltd	976,121
1,257,739		Telstra Corp Ltd	4,445,459
185,674	e	Toll Holdings Ltd	984,864
375,307		Transurban Group	2,187,352
289,963	e	Wesfarmers Ltd	9,321,876
629,339		Westfield Group	5,678,170
836,144		Westfield Retail Trust	2,240,990
868,603	e	Westpac Banking Corp	19,471,674
181,578		Woodside Petroleum Ltd	6,590,414
350,726		Woolworths Ltd	9,225,916
56,860		WorleyParsons Ltd	1,644,709

		TOTAL AUSTRALIA	254,159,838

AUSTRIA - 0.2%
57,932		Erste Bank der Oesterreichischen Sparkassen AG.	1,276,289
259,241		IMMOFINANZ Immobilien Anlagen AG.	835,045
18,913	e	Oest Elektrizitatswirts AG. (Class A)	513,994
47,922		OMV AG.	1,572,549
15,867	e	Raiffeisen International Bank Holding AG.	541,546
91,448		Telekom Austria AG.	1,067,049
30,443		Voestalpine AG.	1,000,611
10,882		Wiener Staedtische Allgemeine Versicherung AG.	469,870

		TOTAL AUSTRIA	7,276,953

BELGIUM - 0.9%
10,981	e	Bekaert S.A.	447,890
44,599		Belgacom S.A.	1,393,622
20,622		Colruyt S.A.	781,089
27,751		Delhaize Group	1,512,885
606,531		Fortis	1,264,180
23,549		Groupe Bruxelles Lambert S.A.	1,707,197
231,209		InBev NV	14,057,757
45,295		KBC Groep NV	863,519
8,247		Mobistar S.A.	412,975
16,201		Solvay S.A.	1,603,184
27,990		UCB S.A.	1,140,121
33,435		Umicore	1,557,472

		TOTAL BELGIUM	26,741,891

DENMARK - 1.0%
152		AP Moller - Maersk AS (Class A)	1,068,703

TIAA-CREF FUNDS - International Equity Index Fund

SHARES		COMPANY	VALUE

378		AP Moller - Maersk AS (Class B)	$2,787,572
30,727		Carlsberg AS (Class B)	2,342,205
6,897	e	Coloplast AS (Class B)	1,018,217
184,497		Danske Bank AS	2,689,146
55,636		DSV AS	1,139,009
122,469		Novo Nordisk AS (Class B)	14,552,806
63,250		Novozymes AS	1,784,454
113,057		TDC AS	882,599
6,330		TrygVesta AS	344,329
64,688	*,e	Vestas Wind Systems AS	729,830
6,911	*,e	William Demant Holding	572,788

		TOTAL DENMARK	29,911,658

FINLAND - 0.8%
38,662	e	Elisa Oyj (Series A)	814,124
127,019		Fortum Oyj	2,793,078
18,411		Kesko Oyj (B Shares)	650,721
44,658		Kone Oyj (Class B)	2,437,631
35,164		Metso Oyj	1,538,301
35,380		Neste Oil Oyj	397,723
1,071,545		Nokia Oyj	5,381,850
33,319		Nokian Renkaat Oyj	1,192,847
42,131		OKO Bank (Class A)	449,824
26,793	e	Orion Oyj (Class B)	520,542
119,616		Sampo Oyj (A Shares)	3,152,999
28,195	e	Sanoma-WSOY Oyj	381,104
173,669		Stora Enso Oyj (R Shares)	1,240,211
149,334		UPM-Kymmene Oyj	1,919,989
49,161		Wartsila Oyj (B Shares)	1,661,537

		TOTAL FINLAND	24,532,481

FRANCE - 8.5%
40,523		Accor S.A.	1,234,346
9,570		Aeroports de Paris	707,410
81,280		Air Liquide	10,257,892
696,007	*,e	Alcatel S.A.	1,228,775
59,779		Alstom RGPT	2,289,548
16,612		Arkema	1,346,573
13,983		Atos Origin S.A.	703,970
502,304		AXA S.A.	7,648,402
278,436		BNP Paribas	11,843,082
55,800	e	Bouygues S.A.	1,742,723
15,022		Bureau Veritas S.A.	1,102,433
43,504		Cap Gemini S.A.	1,590,472
167,264		Carrefour S.A.	3,829,450
16,378		Casino Guichard Perrachon S.A.	1,459,389
15,836		Christian Dior S.A.	2,244,507
41,406		CNP Assurances	558,520
115,047		Compagnie de Saint-Gobain	5,138,122
43,789	*	Compagnie Generale de Geophysique S.A.	1,225,629
58,074		Compagnie Generale d’Optique Essilor International S.A.	4,259,743
301,577		Credit Agricole S.A.	1,863,645

TIAA-CREF FUNDS - International Equity Index Fund

SHARES		COMPANY	VALUE

16,603	e	Dassault Systemes S.A.	$1,378,217
43,504		Edenred	1,058,162
12,162	e	Eiffage S.A.	373,829
70,325	e	Electricite de France	1,623,909
8,582		Eurazeo	374,452
27,153		Eutelsat Communications	1,008,829
7,563		Fonciere Des Regions	500,342
534,770		France Telecom S.A.	8,039,257
355,681		Gaz de France	9,683,300
6,053		Gecina S.A.	578,899
167,354		Groupe Danone	10,353,313
145,117		Groupe Eurotunnel S.A.	1,197,898
6,879		Icade	561,411
5,485	e	Iliad S.A.	663,308
10,055		Imerys S.A.	561,367
18,283	*	JC Decaux S.A.	464,742
28,728		Klepierre	864,205
57,816	e	Lafarge S.A.	2,365,624
32,349		Lagardere S.C.A.	921,758
63,473		Legrand S.A.	2,191,607
69,362		L’Oreal S.A.	7,388,450
73,231		LVMH Moet Hennessy Louis Vuitton S.A.	11,863,603
51,815		Michelin (C.G.D.E.) (Class B)	3,555,251
268,893		Natixis	828,315
8,862	e	Neopost S.A.	626,558
56,935		Pernod-Ricard S.A.	5,476,717
47,728		Peugeot S.A.	883,149
21,638		PPR	3,416,813
42,857		Publicis Groupe S.A.	2,159,991
55,685		Renault S.A.	2,382,136
49,177		Safran S.A.	1,534,104
329,811		Sanofi-Aventis	24,453,128
140,734		Schneider Electric S.A.	8,762,523
46,453		SCOR	1,170,165
8,162		Societe BIC S.A.	727,604
190,019		Societe Generale	5,079,782
34,355		Societe Television Francaise 1	379,125
25,942	e	Sodexho Alliance S.A.	1,927,371
74,156		Suez Environnement S.A.	950,079
28,068		Technip S.A.	2,644,088
30,392	e	Thales S.A.	1,041,446
610,674	e	Total S.A.	32,366,783
26,432		Unibail	5,086,175
32,104		Vallourec	2,173,029
103,641		Veolia Environnement	1,180,686
128,064		Vinci S.A.	5,958,331
358,634		Vivendi Universal S.A.	7,523,933
10,103		Wendel	753,213

		TOTAL FRANCE	249,331,608

GERMANY - 8.0%
60,407		Adidas-Salomon AG.	4,364,613

TIAA-CREF FUNDS - International Equity Index Fund

SHARES		COMPANY	VALUE

130,919		Allianz AG.	$14,432,190
10,799	e	Axel Springer AG.	507,359
264,008		BASF AG.	20,365,384
238,100		Bayer AG.	16,725,760
94,455		Bayerische Motoren Werke AG.	8,105,529
14,523		Bayerische Motoren Werke AG. (Preference)	829,230
29,306		Beiersdorf AG.	1,762,628
9,203		Brenntag AG.	964,719
23,485		Celesio AG.	453,489
1,037,523	e	Commerzbank AG.	2,494,085
23,373	*	Continental AG.	1,874,168
259,760		DaimlerChrysler AG. (EUR)	14,417,349
266,736		Deutsche Bank AG.	11,365,207
55,384	*	Deutsche Boerse AG. - New	3,270,693
62,533		Deutsche Lufthansa AG.	868,295
244,706		Deutsche Post AG.	4,080,552
805,780		Deutsche Telekom AG.	9,078,225
518,935		E.ON AG.	11,134,764
10,614		Fraport AG. Frankfurt Airport Services Worldwide	637,841
60,334		Fresenius Medical Care AG.	4,313,490
33,354		Fresenius SE	3,390,800
51,116		GEA Group AG.	1,646,901
16,556		Hannover Rueckversicherung AG.	882,007
40,913		HeidelbergCement AG.	2,018,604
35,875		Henkel KGaA	1,867,463
51,982		Henkel KGaA (Preference)	3,211,788
11,631		Hochtief AG.	752,114
310,802		Infineon Technologies AG.	2,848,189
49,427		K&S AG.	2,362,953
26,375	*	Kabel Deutschland Holding AG.	1,377,826
22,878		Lanxess AG.	1,495,879
49,263		Linde AG.	7,833,861
18,861		Merck KGaA	1,970,768
38,146		Metro AG.	1,472,364
51,832		Muenchener Rueckver AG.	6,759,266
43,901		Porsche AG.	2,703,443
22,358		ProSiebenSat.1 Media AG.	526,577
141,434		RWE AG.	5,431,495
10,782		RWE AG. (Preference)	385,460
10,769		Salzgitter AG.	645,430
264,989		SAP AG.	16,021,687
236,781	e	Siemens AG.	22,360,699
19,243		Suedzucker AG.	569,610
110,346	e	ThyssenKrupp AG.	3,145,562
32,964	e	United Internet AG.	617,163
8,186		Volkswagen AG.	1,327,747
41,740		Volkswagen AG. (Preference)	7,418,939
4,578	e	Wacker Chemie AG.	420,813

		TOTAL GERMANY	233,510,978

GREECE - 0.1%
50,490		Coca Cola Hellenic Bottling Co S.A.	937,817

TIAA-CREF FUNDS - International Equity Index Fund

SHARES		COMPANY	VALUE

74,535		Hellenic Telecommunications Organization S.A.	$275,635
283,945	*	National Bank of Greece S.A.	1,019,274
58,617		OPAP S.A.	600,164

		TOTAL GREECE	2,832,890

HONG KONG - 2.8%
2,432,200		AIA Group Ltd	8,110,711
60,000	e	ASM Pacific Technology	772,068
423,891	e	Bank of East Asia Ltd	1,727,022
1,096,500		BOC Hong Kong Holdings Ltd	2,891,356
324,000	e	Cathay Pacific Airways Ltd	640,736
402,000		Cheung Kong Holdings Ltd	5,406,606
142,000	e	Cheung Kong Infrastructure Holdings Ltd	807,031
552,500		CLP Holdings Ltd	4,520,770
534,000		First Pacific Co	610,501
365,000	*,e	Galaxy Entertainment Group Ltd	791,487
242,000	e	Hang Lung Group Ltd	1,538,297
707,000		Hang Lung Properties Ltd	2,427,526
224,300	e	Hang Seng Bank Ltd	2,891,142
267,408	e	Henderson Land Development Co Ltd	1,449,215
21,826	*	HKT Trust and HKT Ltd	13,987
1,338,533		Hong Kong & China Gas Ltd	3,175,345
408,000		Hong Kong Electric Holdings Ltd	2,943,752
294,700	e	Hong Kong Exchanges and Clearing Ltd	5,107,083
173,540		Hopewell Holdings	453,034
1,439,300	e	Hutchison Port Holdings Trust	1,077,643
611,000		Hutchison Whampoa Ltd	5,799,696
173,699		Hysan Development Co Ltd	682,200
198,123		Kerry Properties Ltd	760,490
1,648,600	e	Li & Fung Ltd	3,590,218
198,000		Lifestyle International Holdings Ltd	463,301
654,504		Link Real Estate Investment Trust	2,382,628
399,143		MTR Corp	1,328,962
1,103,054		New World Development Ltd	1,206,756
1,168,890	e	Noble Group Ltd	1,247,649
344,789		NWS Holdings Ltd	558,348
69,800		Orient Overseas International Ltd	363,510
1,004,000		PCCW Ltd	316,938
388,192		Shangri-La Asia Ltd	805,662
800,136	e	Sino Land Co	1,332,802
516,000		SJM Holdings Ltd	920,518
416,052	e	Sun Hung Kai Properties Ltd	5,756,365
234,500		Swire Pacific Ltd (Class A)	2,606,149
439,762		Wharf Holdings Ltd	2,499,755
253,000		Wheelock & Co Ltd	807,252
50,495		Wing Hang Bank Ltd	464,731
205,000		Yue Yuen Industrial Holdings	627,063

		TOTAL HONG KONG	81,876,305

INDIA - 0.0%
95,976	*	Essar Energy plc	196,056
32,848	e	Vedanta Resources plc	620,908

		TOTAL INDIA	816,964

TIAA-CREF FUNDS - International Equity Index Fund

SHARES		COMPANY	VALUE

IRELAND - 0.6%
67,097	*,m	Anglo Irish Bank Corp plc	$0
207,476		CRH plc	4,122,641
138,156	*	Elan Corp plc	1,875,029
119,577		James Hardie Industries NV	899,754
38,588		Kerry Group plc (Class A)	1,417,591
41,178	*	Ryanair Holdings plc	226,256
11,028	*	Ryanair Holdings plc (ADR)	369,879
161,097		Shire Ltd	5,347,934
365,615		WPP plc	4,304,298

		TOTAL IRELAND	18,563,382

ISRAEL - 0.7%
299,196		Bank Hapoalim Ltd	1,039,105
332,950		Bank Leumi Le-Israel	1,081,662
496,772		Bezeq Israeli Telecommunication Corp Ltd	858,133
14,082		Cellcom Israel Ltd	204,285
1,655		Delek Group Ltd	351,383
7,124		Elbit Systems Ltd	296,272
134,398		Israel Chemicals Ltd	1,402,754
674		Israel Corp Ltd	408,427
207,976	*	Israel Discount Bank Ltd	298,324
29,881		Mizrahi Tefahot Bank Ltd	260,603
17,550	*	Nice Systems Ltd	629,463
25,978		Partner Communications	214,006
266,937		Teva Pharmaceutical Industries Ltd	12,052,041

		TOTAL ISRAEL	19,096,458

ITALY - 2.2%
332,718	e	A2A S.p.A.	317,178
337,428		Assicurazioni Generali S.p.A.	5,274,015
32,982		Autogrill S.p.A.	361,970
92,672		Autostrade S.p.A.	1,444,206
194,434	e	Banca Carige S.p.A.	384,684
2,900,611		Banca Intesa S.p.A.	5,555,726
283,197		Banca Intesa S.p.A. RSP	424,233
1,174,186		Banca Monte dei Paschi di Siena S.p.A.	446,976
242,911	e	Banche Popolari Unite Scpa	1,118,125
482,385	e	Banco Popolare Scarl	729,982
482,309		Enel Green Power S.p.A	961,286
1,892,356		Enel S.p.A.	7,750,687
692,073		ENI S.p.A.	15,334,149
19,405	e	Exor S.p.A.	448,501
221,738	*	FIAT Industrial S.p.A.	2,179,077
230,631	e	Fiat S.p.A.	1,388,045
113,649	e	Finmeccanica S.p.A.	512,903
32,120		Luxottica Group S.p.A.	1,056,453
199,618		Mediaset S.p.A.	591,077
142,565		Mediobanca S.p.A.	839,576
68,375	e	Pirelli & C S.p.A.	633,702

TIAA-CREF FUNDS - International Equity Index Fund

SHARES		COMPANY	VALUE

62,939		Prysmian S.p.A.	$947,393
75,051		Saipem S.p.A.	3,520,645
463,786		Snam Rete Gas S.p.A.	2,090,862
1,745,180		Telecom Italia RSP	1,468,845
2,669,322		Telecom Italia S.p.A.	2,720,177
359,580		Terna Rete Elettrica Nazionale S.p.A.	1,317,853
1,141,716	e	UniCredit S.p.A	5,694,575

		TOTAL ITALY	65,512,901

JAPAN - 21.1%
7,700		ABC-Mart, Inc	275,882
43,700	e	Advantest Corp	502,900
172,300	e	Aeon Co Ltd	2,275,422
19,500	e	Aeon Credit Service Co Ltd	299,215
18,000		Aeon Mall Co Ltd	399,580
43,000	e	Air Water, Inc	567,387
56,200		Aisin Seiki Co Ltd	1,779,149
191,000		Ajinomoto Co, Inc	2,311,723
10,800		Alfresa Holdings Corp	474,061
259,000	e	All Nippon Airways Co Ltd	756,123
103,000		Amada Co Ltd	713,968
174,000	e	Aozora Bank Ltd	485,292
110,800		Asahi Breweries Ltd	2,456,078
293,000		Asahi Glass Co Ltd	2,390,039
365,000		Asahi Kasei Corp	2,316,729
42,700	e	Asics Corp	485,372
127,700		Astellas Pharma, Inc	5,247,263
88,000	e	Bank of Kyoto Ltd	760,310
335,000		Bank of Yokohama Ltd	1,555,775
19,000		Benesse Corp	885,527
187,800		Bridgestone Corp	4,297,064
65,000		Brother Industries Ltd	876,813
326,500		Canon, Inc	14,015,113
71,600	e	Casio Computer Co Ltd	421,325
437		Central Japan Railway Co	3,761,887
208,000	e	Chiba Bank Ltd	1,294,370
47,000	e	Chiyoda Corp	549,347
197,400		Chubu Electric Power Co, Inc	3,636,708
63,158		Chugai Pharmaceutical Co Ltd	1,006,100
47,000	e	Chugoku Bank Ltd	642,383
81,800		Chugoku Electric Power Co, Inc	1,498,251
72,900	e	Citizen Watch Co Ltd	443,327
16,400		Coca-Cola West Japan Co Ltd	282,488
164,000	e	Cosmo Oil Co Ltd	478,097
45,700	e	Credit Saison Co Ltd	932,445
154,000	e	Dai Nippon Printing Co Ltd	1,660,778
87,000		Daicel Chemical Industries Ltd	547,069
78,000	e	Daido Steel Co Ltd	512,025
59,000	e	Daihatsu Motor Co Ltd	1,141,484
2,655	e	Dai-ichi Mutual Life Insurance Co	2,787,317
196,500		Daiichi Sankyo Co Ltd	3,751,465
68,000		Daikin Industries Ltd	1,975,985

TIAA-CREF FUNDS - International Equity Index Fund

SHARES		COMPANY	VALUE

49,200	e	Dainippon Sumitomo Pharma Co Ltd	$568,677
21,000		Daito Trust Construction Co Ltd	1,982,828
132,000		Daiwa House Industry Co Ltd	1,669,821
486,000	e	Daiwa Securities Group, Inc	1,751,133
31,100	e	Dena Co Ltd	789,052
132,000		Denki Kagaku Kogyo KK	522,155
140,800		Denso Corp	4,193,786
52,800	e	Dentsu, Inc	1,766,333
98,700		East Japan Railway Co	6,406,019
72,300	e	Eisai Co Ltd	2,996,892
33,300	e	Electric Power Development Co	885,758
78,100	*,e	Elpida Memory, Inc	331,800
17,400		FamilyMart Co Ltd	705,849
55,300		Fanuc Ltd	9,310,720
15,200	e	Fast Retailing Co Ltd	3,029,653
169,000	e	Fuji Electric Holdings Co Ltd	447,672
131,700		Fuji Folms Holdings Corp	3,129,265
177,000		Fuji Heavy Industries Ltd	1,205,921
532,000		Fujitsu Ltd	2,847,640
211,000		Fukuoka Financial Group, Inc	902,809
194,000		Furukawa Electric Co Ltd	518,194
28,600	e	Gree, Inc	829,998
105,000	e	GS Yuasa Corp	620,476
108,000		Gunma Bank Ltd	589,658
113,000		Hachijuni Bank Ltd	663,605
6,710	e	Hakuhodo DY Holdings, Inc	412,586
18,500		Hamamatsu Photonics KK	666,446
81,000		Hino Motors Ltd	521,196
8,800	e	Hirose Electric Co Ltd	847,001
136,000	e	Hiroshima Bank Ltd	640,478
17,500	e	Hisamitsu Pharmaceutical Co, Inc	759,272
30,400	e	Hitachi Chemical Co Ltd	536,807
36,000	e	Hitachi Construction Machinery Co Ltd	713,475
18,600		Hitachi High-Technologies Corp	408,931
1,302,000		Hitachi Ltd	7,242,815
49,000	e	Hitachi Metals Ltd	563,472
51,600		Hokkaido Electric Power Co, Inc	736,011
342,000		Hokuhoku Financial Group, Inc	685,033
46,400		Hokuriku Electric Power Co	901,551
469,500		Honda Motor Co Ltd	16,203,188
124,500		Hoya Corp	2,646,401
37,800		Ibiden Co Ltd	771,435
6,100	e	Idemitsu Kosan Co Ltd	661,329
633		Inpex Holdings, Inc	4,330,717
103,380	e	Isetan Mitsukoshi Holdings Ltd	1,166,853
362,000	e	Ishikawajima-Harima Heavy Industries Co Ltd	953,260
348,000		Isuzu Motors Ltd	1,767,286
434,100		Itochu Corp	4,727,082
8,400	e	Itochu Techno-Science Corp	389,883
66,000		Iyo Bank Ltd	635,603
148,400		J Front Retailing Co Ltd	732,645
7,500		Japan Petroleum Exploration Co	332,649

TIAA-CREF FUNDS - International Equity Index Fund

SHARES		COMPANY	VALUE

188		Japan Prime Realty Investment Corp	$449,909
128		Japan Real Estate Investment Corp	1,121,244
516		Japan Retail Fund Investment Corp	750,052
93,000		Japan Steel Works Ltd	753,379
1,299		Japan Tobacco, Inc	6,414,373
132,500		JFE Holdings, Inc	2,367,155
61,000		JGC Corp	1,687,496
178,000	e	Joyo Bank Ltd	789,760
78,500		JS Group Corp	1,626,364
49,300	e	JSR Corp	1,011,985
61,100		JTEKT Corp	655,376
541		Jupiter Telecommunications Co	539,683
650,500		JX Holdings, Inc	3,944,713
231,000	e	Kajima Corp	782,277
67,000		Kamigumi Co Ltd	591,006
77,000	e	Kaneka Corp	431,543
219,200		Kansai Electric Power Co, Inc	3,536,069
64,000	e	Kansai Paint Co Ltd	605,509
152,000		Kao Corp	4,006,684
428,000	e	Kawasaki Heavy Industries Ltd	1,261,951
224,000	e	Kawasaki Kisen Kaisha Ltd	424,970
848		KDDI Corp	5,385,170
129,000	e	Keihin Electric Express Railway Co Ltd	1,184,983
159,000	e	Keio Corp	1,173,537
81,000		Keisei Electric Railway Co Ltd	611,244
12,100	e	Keyence Corp	3,026,173
47,000	e	Kikkoman Corp	546,171
37,000		Kinden Corp	324,617
474,000	e	Kintetsu Corp	1,909,218
242,000		Kirin Brewery Co Ltd	2,977,737
689,000		Kobe Steel Ltd	1,133,203
27,000		Koito Manufacturing Co Ltd	436,409
273,500		Komatsu Ltd	7,713,023
29,100	e	Konami Corp	771,496
144,500	e	Konica Minolta Holdings, Inc	1,053,928
327,000	e	Kubota Corp	2,957,274
94,800		Kuraray Co Ltd	1,380,647
30,900	e	Kurita Water Industries Ltd	841,759
43,200		Kyocera Corp	3,691,312
73,000		Kyowa Hakko Kogyo Co Ltd	901,266
111,000		Kyushu Electric Power Co, Inc	1,596,883
18,200	e	Lawson, Inc	1,107,457
6,300	e	Mabuchi Motor Co Ltd	270,740
33,700		Makita Corp	1,275,323
471,000		Marubeni Corp	3,257,389
67,200	e	Marui Co Ltd	541,042
14,400		Maruichi Steel Tube Ltd	336,564
630,600	e	Matsushita Electric Industrial Co Ltd	5,105,098
472,000	*,e	Mazda Motor Corp	782,836
20,200	e	McDonald’s Holdings Co Japan Ltd	549,654
40,700	e	Mediceo Paltac Holdings Co Ltd	444,350
18,900		MEIJI Holdings Co Ltd	827,783

TIAA-CREF FUNDS - International Equity Index Fund

SHARES		COMPANY	VALUE

208,100		Millea Holdings, Inc	$5,224,174
15,900		Miraca Holdings, Inc	596,586
391,000		Mitsubishi Chemical Holdings Corp	2,200,613
399,900		Mitsubishi Corp	9,145,035
559,000		Mitsubishi Electric Corp	5,032,943
364,000		Mitsubishi Estate Co Ltd	5,826,804
115,000		Mitsubishi Gas Chemical Co, Inc	650,668
879,000	e	Mitsubishi Heavy Industries Ltd	4,034,803
31,000		Mitsubishi Logistics Corp	358,159
307,000	e	Mitsubishi Materials Corp	961,055
1,070,000	*,e	Mitsubishi Motors Corp	1,295,340
3,649,480		Mitsubishi UFJ Financial Group, Inc	16,862,054
16,220		Mitsubishi UFJ Lease & Finance Co Ltd	680,395
499,300		Mitsui & Co Ltd	8,487,798
225,000	e	Mitsui Chemicals, Inc	713,025
243,000		Mitsui Fudosan Co Ltd	4,010,127
340,000	e	Mitsui OSK Lines Ltd	1,288,184
166,900		Mitsui Sumitomo Insurance Group Holdings, Inc	3,430,436
918,000		Mitsui Trust Holdings, Inc	2,879,855
6,575,107		Mizuho Financial Group, Inc	9,957,293
59,100	e	Murata Manufacturing Co Ltd	3,382,635
27,600	e	Nabtesco Corp	588,646
60,500		Namco Bandai Holdings, Inc	862,677
762,000	*,e	NEC Corp	1,525,073
79,000		NGK Insulators Ltd	1,016,014
44,088	e	NGK Spark Plug Co Ltd	545,235
40,000		NHK Spring Co Ltd	384,656
31,900	e	Nidec Corp	3,056,167
98,100		Nikon Corp	2,405,561
28,700		Nintendo Co Ltd	3,897,657
151		Nippon Building Fund, Inc	1,356,867
120,000		Nippon Electric Glass Co Ltd	1,046,413
233,000		Nippon Express Co Ltd	935,083
47,000		Nippon Meat Packers, Inc	598,300
31,400	e	Nippon Paper Group, Inc	674,518
261,000	e	Nippon Sheet Glass Co Ltd	527,811
1,441,000	e	Nippon Steel Corp	3,543,067
138,000		Nippon Telegraph & Telephone Corp	6,922,802
459,000	e	Nippon Yusen Kabushiki Kaisha	1,166,316
185,000		Nishi-Nippon City Bank Ltd	543,251
707,600		Nissan Motor Co Ltd	6,703,308
52,000		Nisshin Seifun Group, Inc	630,493
223,000		Nisshin Steel Co Ltd	346,245
17,100	e	Nissin Food Products Co Ltd	651,685
10,250		Nitori Co Ltd	942,663
48,000	e	Nitto Denko Corp	1,708,102
107,700		NKSJ Holdings, Inc	2,351,590
32,800	e	NOK Corp	614,518
1,040,400		Nomura Holdings, Inc	3,835,626
24,400		Nomura Real Estate Holdings, Inc	379,920
78		Nomura Real Estate Office Fund, Inc	418,432
27,800		Nomura Research Institute Ltd	634,085

TIAA-CREF FUNDS - International Equity Index Fund

SHARES		COMPANY	VALUE

121,000		NSK Ltd	$901,457
131,000		NTN Corp	540,490
378		NTT Data Corp	1,242,434
4,406		NTT DoCoMo, Inc	7,834,924
268		NTT Urban Development Corp	196,757
177,000	e	Obayashi Corp	853,771
183,000	e	Odakyu Electric Railway Co Ltd	1,819,349
233,000	e	OJI Paper Co Ltd	1,199,523
56,000		Omron Corp	1,129,059
23,200	e	Ono Pharmaceutical Co Ltd	1,310,051
9,400	e	Oracle Corp Japan	329,395
13,800	e	Oriental Land Co Ltd	1,468,396
30,030	e	ORIX Corp	2,814,331
541,000		Osaka Gas Co Ltd	2,175,140
4,600		Otsuka Corp	330,106
73,600		Otsuka Holdings KK	2,086,957
2,095	e	Rakuten, Inc	2,120,592
561,100		Resona Holdings, Inc	2,508,023
196,000	e	Ricoh Co Ltd	1,656,466
9,400	e	Rinnai Corp	653,845
26,400		Rohm Co Ltd	1,308,438
14,700		Sankyo Co Ltd	719,888
13,000	e	Sanrio Co Ltd	583,585
20,800	e	Santen Pharmaceutical Co Ltd	853,970
6,282	e	SBI Holdings, Inc	475,209
61,500		Secom Co Ltd	2,881,589
63,000	e	Sega Sammy Holdings, Inc	1,370,062
38,300	e	Seiko Epson Corp	488,850
119,000		Sekisui Chemical Co Ltd	1,044,766
169,000	e	Sekisui House Ltd	1,589,182
218,800		Seven & I Holdings Co Ltd	6,175,759
158,000		Seven Bank Ltd	332,621
283,000		Sharp Corp	2,440,901
50,300	e	Shikoku Electric Power Co, Inc	1,458,960
70,000	e	Shimadzu Corp	611,681
6,500		Shimamura Co Ltd	672,718
20,600	e	Shimano, Inc	1,019,255
162,000	e	Shimizu Corp	740,809
118,600		Shin-Etsu Chemical Co Ltd	6,176,223
380,000		Shinsei Bank Ltd	429,593
90,900		Shionogi & Co Ltd	1,214,850
104,400		Shiseido Co Ltd	1,921,706
170,000	e	Shizuoka Bank Ltd	1,748,967
412,000	e	Showa Denko KK	900,546
51,600		Showa Shell Sekiyu KK	354,385
15,300		SMC Corp	2,657,691
254,900		Softbank Corp	7,123,393
323,000		Sojitz Holdings Corp	557,828
288,600		Sony Corp	5,276,615
47,800		Sony Financial Holdings, Inc	796,897
16,300	e	Square Enix Co Ltd	329,212
41,100		Stanley Electric Co Ltd	631,851

TIAA-CREF FUNDS - International Equity Index Fund

SHARES		COMPANY	VALUE

39,700	*,e	Sumco Corp	$340,659
460,009	e	Sumitomo Chemical Co Ltd	1,856,603
326,500		Sumitomo Corp	4,706,027
216,600		Sumitomo Electric Industries Ltd	2,616,846
155,000		Sumitomo Heavy Industries Ltd	994,948
983,000		Sumitomo Metal Industries Ltd	1,759,395
152,000		Sumitomo Metal Mining Co Ltd	2,195,057
387,100		Sumitomo Mitsui Financial Group, Inc	12,379,568
104,000		Sumitomo Realty & Development Co Ltd	1,981,968
47,100		Sumitomo Rubber Industries, Inc	562,046
51,000		Suruga Bank Ltd	454,538
20,600	e	Suzuken Co Ltd	602,219
97,500		Suzuki Motor Corp	2,228,418
20,800		Sysmex Corp	688,137
169,700		T&D Holdings, Inc	1,730,520
281,000	e	Taisei Corp	778,525
10,200	*,e	Taisho Pharmaceutical Holdings Co Ltd	896,615
72,000	e	Taiyo Nippon Sanso Corp	503,072
81,000	e	Takashimaya Co Ltd	631,008
227,600	e	Takeda Pharmaceutical Co Ltd	9,894,850
63,000		Tanabe Seiyaku Co Ltd	890,326
36,100		TDK Corp	1,724,120
257,000		Teijin Ltd	834,960
48,500		Terumo Corp	2,329,107
36,600		THK Co Ltd	788,846
299,000	e	Tobu Railway Co Ltd	1,567,938
30,900	e	Toho Co Ltd	538,199
119,000	e	Toho Gas Co Ltd	772,425
124,600		Tohoku Electric Power Co, Inc	1,174,956
424,400	*,e	Tokyo Electric Power Co, Inc	1,169,712
48,500		Tokyo Electron Ltd	2,764,759
722,000		Tokyo Gas Co Ltd	3,340,437
313,000	e	Tokyu Corp	1,542,271
127,000		Tokyu Land Corp	529,112
78,000	e	TonenGeneral Sekiyu KK	744,584
154,000	e	Toppan Printing Co Ltd	1,234,572
428,000	e	Toray Industries, Inc	3,222,925
1,156,000		Toshiba Corp	4,916,764
131,000	e	Tosoh Corp	370,323
82,000	e	Toto Ltd	668,963
41,300		Toyo Seikan Kaisha Ltd	612,418
27,000		Toyo Suisan Kaisha Ltd	665,861
18,000	e	Toyoda Gosei Co Ltd	293,628
22,300	e	Toyota Boshoku Corp	241,293
52,500		Toyota Industries Corp	1,509,756
793,700		Toyota Motor Corp	29,273,627
58,500		Toyota Tsusho Corp	1,111,305
32,200	e	Trend Micro, Inc	1,024,064
15,300	e	Tsumura & Co	456,930
277,000		UBE Industries Ltd	798,081
33,300	e	Uni-Charm Corp	1,751,768
31,600		Ushio, Inc	461,915

TIAA-CREF FUNDS - International Equity Index Fund

SHARES		COMPANY	VALUE

6,520		USS Co Ltd	$623,636
49,100		West Japan Railway Co	2,086,353
4,069	e	Yahoo! Japan Corp	1,245,029
27,400	e	Yakult Honsha Co Ltd	841,920
24,020	e	Yamada Denki Co Ltd	1,536,808
58,000		Yamaguchi Financial Group, Inc	556,539
49,200		Yamaha Corp	453,677
77,100	*,e	Yamaha Motor Co Ltd	1,023,372
13,300		Yamato Kogyo Co Ltd	418,872
115,100		Yamato Transport Co Ltd	1,907,979
40,000	e	Yamazaki Baking Co Ltd	530,450
64,000	e	Yaskawa Electric Corp	565,716
59,000	*,e	Yokogawa Electric Corp	583,829

		TOTAL JAPAN	616,325,512

JERSEY, C.I. - 0.1%
26,859		Randgold Resources Ltd	3,058,292

		TOTAL JERSEY, C.I.	3,058,292

KAZAKHSTAN - 0.0%
71,171		Eurasian Natural Resources Corp	776,595

		TOTAL KAZAKHSTAN	776,595

LUXEMBOURG - 0.4%
246,373		ArcelorMittal	5,061,278
21,037	e	Millicom International Cellular S.A.	2,082,663
82,287		SES Global S.A.	1,946,187
134,779	e	Tenaris S.A.	2,648,518

		TOTAL LUXEMBOURG	11,738,646

MACAU - 0.1%
701,600	*,e	Sands China Ltd	2,363,771
470,000	e	Wynn Macau Ltd	1,200,419

		TOTAL MACAU	3,564,190

MEXICO - 0.1%
53,108		Fresnillo plc	1,455,307

		TOTAL MEXICO	1,455,307

NETHERLANDS - 4.8%
498,126	*	Aegon NV	2,419,965
67,408		Akzo Nobel NV	3,517,322
124,623		ASML Holding NV	5,357,438
19,517		Boskalis Westminster	757,814
16,565		Corio NV	771,939
28,876		Delta Lloyd NV	529,227
44,576		DSM NV	2,291,201
118,707		European Aeronautic Defence and Space Co	3,991,249
20,324		Fugro NV	1,339,803
32,095		Heineken Holding NV	1,298,806
75,233		Heineken NV	3,482,611

TIAA-CREF FUNDS - International Equity Index Fund

SHARES		COMPANY	VALUE

1,104,548	*	ING Groep NV	$10,077,440
334,701		Koninklijke Ahold NV	4,441,520
291,492		Koninklijke Philips Electronics NV	5,904,099
19,433		Koninklijke Vopak NV	1,058,164
65,051	*	Qiagen N.V.	1,062,518
32,989		Randstad Holdings NV	1,126,692
197,320		Reed Elsevier NV	2,354,995
1,040,991		Royal Dutch Shell plc (A Shares)	36,931,031
772,313		Royal Dutch Shell plc (B Shares)	28,225,797
429,420		Royal KPN NV	4,712,208
51,165		SBM Offshore NV	869,469
97,214		TNT Express NV	816,391
469,066		Unilever NV	15,631,835
82,201		Wolters Kluwer NV	1,493,359

		TOTAL NETHERLANDS	140,462,893

NEW ZEALAND - 0.1%
217,135		Auckland International Airport Ltd	439,498
100,042	*	Contact Energy Ltd	394,638
185,194		Fletcher Building Ltd	996,001
190,338		Sky City Entertainment Group Ltd	553,732
571,315		Telecom Corp of New Zealand Ltd	996,257

		TOTAL NEW ZEALAND	3,380,126

NORWAY - 0.8%
45,095		Aker Kvaerner ASA	554,791
288,068		DNB NOR Holding ASA	3,039,150
55,233	e	Gjensidige Forsikring BA	638,462
275,817		Norsk Hydro ASA	1,460,026
225,200		Orkla ASA	1,827,057
95,497	e	SeaDrill Ltd	3,555,913
321,868		Statoil ASA	8,103,732
211,203		Telenor ASA	3,444,971
54,573		Yara International ASA	2,200,848

		TOTAL NORWAY	24,824,950

PORTUGAL - 0.2%
134,775	e	Banco Espirito Santo S.A.	222,999
54,743	e	Cimpor Cimentos de Portugal S.A.	369,092
60,297	*	EDP Renovaveis S.A.	347,374
524,708		Energias de Portugal S.A.	1,531,748
69,939		Galp Energia SGPS S.A.	1,129,200
60,631	*	Jeronimo Martins SGPS S.A.	1,013,025
184,358	e	Portugal Telecom SGPS S.A.	916,554

		TOTAL PORTUGAL	5,529,992

SINGAPORE - 1.7%
485,960		Ascendas Real Estate Investment Trust	719,763
706,000		CapitaLand Ltd	1,472,010
624,330		CapitaMall Trust	847,043
415,000	e	CapitaMalls Asia Ltd	435,800
138,400	e	City Developments Ltd	1,082,475

TIAA-CREF FUNDS - International Equity Index Fund

SHARES		COMPANY	VALUE

535,000	e	ComfortDelgro Corp Ltd	$630,304
343,000	e	Cosco Corp Singapore Ltd	320,580
506,500		DBS Group Holdings Ltd	5,436,187
253,000		Fraser and Neave Ltd	1,363,847
1,760,400	*,e	Genting International plc	2,272,594
508,000	*	Global Logistic Properties	802,314
1,837,647		Golden Agri-Resources Ltd	1,070,158
30,009		Jardine Cycle & Carriage Ltd	1,222,255
418,400		Keppel Corp Ltd	3,600,941
217,000	e	Keppel Land Ltd	489,650
239,250	e	Neptune Orient Lines Ltd	246,743
413,700	e	Olam International Ltd	851,135
732,520		Oversea-Chinese Banking Corp	4,991,062
271,460		SembCorp Industries Ltd	1,026,652
262,600	e	SembCorp Marine Ltd	1,032,377
147,933		Singapore Airlines Ltd	1,302,790
237,000	e	Singapore Exchange Ltd	1,221,111
452,000	e	Singapore Press Holdings Ltd	1,331,922
422,000		Singapore Technologies Engineering Ltd	987,475
2,302,403		Singapore Telecommunications Ltd	5,670,618
165,000		StarHub Ltd	370,871
363,000		United Overseas Bank Ltd	4,982,943
129,000		United Overseas Land Ltd	470,837
555,000	e	Wilmar International Ltd	2,354,896
564,000		Yangzijiang Shipbuilding	493,464

		TOTAL SINGAPORE	49,100,817

SPAIN - 3.1%
112,591		Abertis Infraestructuras S.A.	1,900,357
8,201		Acciona S.A.	659,445
27,464	e	Acerinox S.A.	390,227
42,198	e	ACS Actividades Cons y Servicios S.A.	1,303,948
93,425	e	Amadeus IT Holding S.A.	1,602,882
1,314,306		Banco Bilbao Vizcaya Argentaria S.A.	11,531,972
302,522	e	Banco de Sabadell S.A.	1,118,627
285,966	e	Banco Popular Espanol S.A.	1,231,795
2,477,972		Banco Santander Central Hispano S.A.	19,350,209
237,574	*	Bankia SAU	1,077,089
68,787	e	Bankinter S.A.	462,493
108,385	e	Cintra Concesiones de Infraestructuras de Transporte S.A.	1,269,892
208,123	e	Corp Mapfre S.A.	693,160
214,728	e	Criteria Caixacorp S.A.	1,080,431
178,938	*,e	Distribuidora Internacional de Alimentacion S.A.	828,313
54,242		Enagas	1,087,604
14,868	e	Fomento de Construcciones y Contratas S.A.	349,871
102,466	e	Gas Natural SDG S.A.	1,679,213
44,420	e	Grifols S.A.	812,042
1,120,548		Iberdrola S.A.	6,619,123
62,428		Inditex S.A.	5,455,354
28,436	e	Indra Sistemas S.A.	375,062
31,992		Red Electrica de Espana	1,473,283
225,371		Repsol YPF S.A.	6,214,485

TIAA-CREF FUNDS - International Equity Index Fund

SHARES		COMPANY	VALUE

1,182,274		Telefonica S.A.	$20,633,181
40,479	e	Zardoya Otis S.A.	578,035

		TOTAL SPAIN	89,778,093

SWEDEN - 3.0%
97,784		Alfa Laval AB	2,007,248
90,360		Assa Abloy AB (Class B)	2,458,747
189,745		Atlas Copco AB (A Shares)	4,524,452
112,370		Atlas Copco AB (B Shares)	2,381,429
80,304		Boliden AB	1,377,462
72,122		Electrolux AB (Series B)	1,325,105
866,621		Ericsson (LM) (B Shares)	8,064,970
59,283		Getinge AB (B Shares)	1,612,847
294,758		Hennes & Mauritz AB (B Shares)	9,657,314
69,955		Hexagon AB (B Shares)	1,210,572
16,757		Holmen AB (B Shares)	486,031
124,788		Husqvarna AB (B Shares)	660,109
29,393		Industrivarden AB	418,129
130,597		Investor AB (B Shares)	2,648,624
57,124		Kinnevik Investment AB (Series B)	1,196,408
63,328	*	Lundin Petroleum AB	1,430,070
13,268		Modern Times Group AB (B Shares)	665,394
761,101		Nordea Bank AB	6,389,006
53,561		Ratos AB (B Shares)	676,288
286,028		Sandvik AB	4,239,311
88,221		Scania AB (B Shares)	1,523,919
88,869		Securitas AB (B Shares)	837,274
404,784		Skandinaviska Enskilda Banken AB (Class A)	2,551,155
116,557		Skanska AB (B Shares)	2,040,686
112,027		SKF AB (B Shares)	2,654,270
50,847	e	Ssab Svenskt Stal AB (Series A)	534,682
169,859		Svenska Cellulosa AB (B Shares)	2,841,545
141,792		Svenska Handelsbanken (A Shares)	4,264,868
237,550		Swedbank AB (A Shares)	3,419,228
61,681		Swedish Match AB	2,150,626
92,158		Tele2 AB (B Shares)	1,762,278
624,559		TeliaSonera AB	4,163,656
399,388		Volvo AB (B Shares)	5,184,510

		TOTAL SWEDEN	87,358,213

SWITZERLAND - 8.4%
627,683		ABB Ltd	13,099,624
30,727		Actelion Ltd	1,179,070
38,748		Adecco S.A.	1,845,059
23,221		Aryzta AG.	1,073,397
13,046		Baloise Holding AG.	1,001,841
505		Barry Callebaut AG.	475,484
150,068		Compagnie Financiere Richemont S.A.	8,529,236
329,173		Credit Suisse Group	8,564,899
11,590		Geberit AG.	2,398,680
2,387		Givaudan S.A.	2,233,150
244,851		Glencore International AG.	1,591,806

TIAA-CREF FUNDS - International Equity Index Fund

SHARES		COMPANY	VALUE

70,913		Holcim Ltd	$4,058,455
59,429		Julius Baer Group Ltd	2,421,895
56,950		Julius Baer Holding AG.	729,668
15,769		Kuehne & Nagel International AG.	1,986,673
245		Lindt & Spruengli AG.	708,235
31		Lindt & Spruengli AG. (Reg)	1,060,858
13,991		Lonza Group AG.	757,836
949,018		Nestle S.A.	54,458,481
671,295		Novartis AG.	36,433,423
7,672		Pargesa Holding S.A.	538,726
3,877		Partners Group	678,720
14,506		Phonak Holding AG.	1,487,351
202,101		Roche Holding AG.	34,287,331
14,210		Schindler Holding AG.	1,653,651
5,980		Schindler Holding AG. (Reg)	696,060
1,618		SGS S.A.	2,912,710
562		Sika AG.	1,162,431
189,964		STMicroelectronics NV	1,267,811
2,402		Straumann Holding AG.	432,796
6,572		Sulzer AG.	825,471
8,989		Swatch Group AG.	3,803,130
11,975		Swatch Group AG. Reg	881,912
8,393		Swiss Life Holding	834,448
98,858		Swiss Re Ltd	5,379,623
6,852		Swisscom AG.	2,708,853
27,218		Syngenta AG.	8,265,401
19,140	g	Synthes, Inc	3,262,661
100,094		Transocean Ltd	4,768,720
1,043,311	*	UBS AG. (Switzerland)	14,234,103
41,980		Zurich Financial Services AG.	10,103,300

		TOTAL SWITZERLAND	244,792,979

TAIWAN - 0.0%
543,000	*,e	Foxconn International Holdings Ltd	373,344

		TOTAL TAIWAN	373,344

UNITED KINGDOM - 19.8%
267,817		3i Group plc	780,460
82,500	*,e	Acergy S.A.	1,672,354
55,696		Admiral Group plc	825,876
76,584		Aggreko plc	2,533,306
91,030		AMEC plc	1,444,160
380,467		Anglo American plc (London)	15,790,677
113,659		Antofagasta plc	2,326,372
380,509		ARM Holdings plc	3,662,151
98,211		Associated British Foods plc	1,786,267
386,868		AstraZeneca plc	18,632,710
828,583		Aviva plc	4,569,451
98,637		Babcock International Group	1,135,700
982,097		BAE Systems plc	4,772,500
188,152		Balfour Beatty plc	813,948
3,338,445		Barclays plc	11,194,000

TIAA-CREF FUNDS - International Equity Index Fund

SHARES		COMPANY	VALUE

972,062		BG Group plc	$21,903,071
607,959		BHP Billiton plc	20,437,658
5,448,638		BP plc	40,987,874
568,833		British American Tobacco plc	26,193,737
246,582		British Land Co plc	1,901,875
329,579		British Sky Broadcasting plc	3,588,842
2,242,738		BT Group plc	7,215,052
96,947		Bunzl plc	1,316,896
124,123		Burberry Group plc	2,630,427
410,579	*	Cairn Energy plc	1,829,655
178,005	e	Capita Group plc	1,727,120
53,184		Carnival plc	1,590,740
1,493,415		Centrica plc	6,914,693
311,983		Cobham plc	901,629
544,293		Compass Group plc	5,058,829
721,014		Diageo plc	15,958,872
290,531		Experian Group Ltd	3,941,754
455,491		GKN plc	1,508,448
1,459,765		GlaxoSmithKline plc	32,470,700
387,516		Group 4 Securicor plc	1,647,786
195,214		Hammerson plc	1,162,102
5,133,238		HSBC Holdings plc	42,888,783
154,747		ICAP plc	820,104
292,561		Imperial Tobacco Group plc	10,477,286
126,654		Inmarsat plc	800,126
85,168		Intercontinental Hotels Group plc	1,736,772
238,882	*	International Consolidated Airlines	666,324
440,002	e	International Power plc	2,328,947
46,688		Intertek Group plc	1,556,130
221,972		Invensys plc	708,761
155,122		Investec plc	919,708
1,014,011		ITV plc	1,199,795
335,378		J Sainsbury plc	1,526,393
59,065		Johnson Matthey plc	1,913,980
58,810		Kazakhmys plc	1,057,350
700,363		Kingfisher plc	2,827,787
219,647		Land Securities Group plc	2,336,418
1,676,378		Legal & General Group plc	3,050,619
153,524		Liberty International plc	783,196
11,891,130	*	Lloyds TSB Group plc	5,750,371
41,254		London Stock Exchange Group plc	566,688
44,272		Lonmin plc	722,566
566,287		Man Group plc	1,035,233
455,899		Marks & Spencer Group plc	2,351,817
214,390		Meggitt plc	1,228,362
1,025,859		National Grid plc	10,215,264
50,074		Next plc	2,069,405
1,613,866		Old Mutual plc	3,720,560
234,202		Pearson plc	4,336,552
75,443		Petrofac Ltd	1,735,037
733,279		Prudential plc	8,110,809
177,808		Reckitt Benckiser Group plc	9,472,361

TIAA-CREF FUNDS - International Equity Index Fund

SHARES		COMPANY	VALUE

357,044		Reed Elsevier plc	$2,958,269
403,800		Resolution Ltd	1,739,787
257,717		Rexam plc	1,521,838
401,231		Rio Tinto plc	24,170,687
541,372		Rolls-Royce Group plc	6,286,398
1,029,446		Royal & Sun Alliance Insurance Group plc	1,720,752
5,188,886	*	Royal Bank of Scotland Group plc	2,177,090
273,902		SABMiller plc	10,410,770
386,357		Sage Group plc	1,787,529
31,276		Schroders plc	715,295
272,552		Scottish & Southern Energy plc	5,258,601
203,622		Segro plc	706,315
135,300		Serco Group plc	1,084,604
69,448		Severn Trent plc	1,670,636
256,159		Smith & Nephew plc	2,482,479
107,789		Smiths Group plc	1,633,656
685,093		Standard Chartered plc	16,557,242
640,927		Standard Life plc	2,203,672
134,342		Tate & Lyle plc	1,403,366
2,309,540		Tesco plc	11,645,967
127,805		TUI Travel plc	385,927
258,328		Tullow Oil plc	5,674,147
368,390		Unilever plc	11,905,225
197,306		United Utilities Group plc	1,873,660
14,620,451		Vodafone Group plc	39,433,688
61,107	e	Weir Group plc	1,887,902
48,610		Whitbread plc	1,261,307
632,311		WM Morrison Supermarkets plc	2,852,656
81,331		Wolseley plc	2,820,998
590,238		Xstrata plc	10,046,635

		TOTAL UNITED KINGDOM	578,018,294

UNITED STATES - 1.1%
591,836	d	iShares MSCI EAFE Index Fund	30,858,330

		TOTAL UNITED STATES	30,858,330

		TOTAL COMMON STOCKS	2,905,560,880

		(Cost $3,044,536,686)

RIGHTS / WARRANTS - 0.0%
AUSTRALIA - 0.0%
989,098	m	GPT Group	0

		TOTAL AUSTRALIA	0

		TOTAL RIGHTS / WARRANTS	0

		(Cost $0)

SHORT-TERM INVESTMENTS - 6.9%
INVESTMENTS IN REGISTERED INVESTMENT COMPANIES - 6.9%
		TIAA-CREF Short Term Lending Portfolio of the State Street
201,118,351	a,c	Navigator Securities Lending Trust	201,118,351

		TOTAL INVESTMENTS IN REGISTERED INVESTMENT COMPANIES	201,118,351

TIAA-CREF FUNDS - International Equity Index Fund

SHARES		COMPANY	VALUE

		TOTAL SHORT-TERM INVESTMENTS	$201,118,351

		(Cost $201,118,351)

		TOTAL INVESTMENTS - 106.2%	3,106,679,231
		(Cost $3,245,655,037)
		OTHER ASSETS & LIABILITIES, NET - (6.2)%	(181,871,617)

		NET ASSETS - 100.0%	$2,924,807,614

		Abbreviation(s):
		ADR American Depositary Receipt

	*	Non-income producing.
	a	Affiliated holding.
	c	Investments made with cash collateral received from securities on loan.
	d	All or a portion of these securities have been segregated to cover margin requirements on open futures contracts.
	e	All or a portion of these securities are out on loan. The aggregate value of securities on loan is $200,969,520.
	g

Security is exempt from registration under Rule 144(A) of the Securities Act of 1933 and may be resold in transactions exempt from registration to qualified institutional buyers. At 1/31/2012, the aggregate value of these securities amounted to $3,262,661 or 0.1% of net assets.

	m	Indicates a security that has been deemed illiquid.

TIAA-CREF FUNDS - International Equity Index Fund

TIAA-CREF FUNDS
INTERNATIONAL EQUITY INDEX FUND
SUMMARY OF MARKET VALUES BY SECTOR (unaudited)
January 31, 2012

SECTOR	VALUE	% OF NET ASSETS

FINANCIALS	$675,081,248	23.1%
INDUSTRIALS	364,583,837	12.5
CONSUMER STAPLES	312,776,780	10.7
MATERIALS	305,719,271	10.4
CONSUMER DISCRETIONARY	297,106,841	10.1
HEALTH CARE	273,592,187	9.3
ENERGY	256,237,846	8.8
TELECOMMUNICATION SERVICES	162,569,822	5.6
INFORMATION TECHNOLOGY	132,850,895	4.5
UTILITIES	125,042,153	4.3
SHORT - TERM INVESTMENTS	201,118,351	6.9
OTHER ASSETS & LIABILITIES, NET	(181,871,617)	(6.2)

NET ASSETS	$2,924,807,614	100.0%

TIAA-CREF FUNDS - Emerging Markets Equity Index Fund

TIAA-CREF FUNDS
EMERGING MARKETS EQUITY INDEX FUND
SCHEDULE OF INVESTMENTS (unaudited)
January 31, 2012

SHARES		COMPANY	VALUE

COMMON STOCKS - 99.1%

BRAZIL - 14.1%
7,858		AES Tiete S.A.	$112,482
26,200		All America Latina Logistica S.A.	150,704
5,705		Amil Participacoes S.A.	57,109
7,185		Anhanguera Educacional Participacoes S.A.	96,639
127,104		Banco Bradesco S.A. (Preference)	2,284,264
38,586		Banco do Brasil S.A.	600,477
11,168		Banco do Estado do Rio Grande do Sul	128,606
151,200		Banco Itau Holding Financeira S.A.	3,039,230
27,739		Banco Santander Brasil S.A.	257,195
129,274		BM&FBOVESPA S.A.	813,142
27,200		BR Malls Participacoes S.A.	296,877
14,865		Bradespar S.A.	299,223
13,000		Brasil Telecom S.A. (Preference)	82,961
10,215		Braskem S.A.	91,439
12,891		Brookfield Incorporacoes S.A.	45,301
18,576		Centrais Eletricas Brasileiras S.A.	190,842
16,792		Centrais Eletricas Brasileiras S.A. (Preference)	246,037
12,870		CETIP S.A.-Balcao Organizado de Ativos e Derivativos	198,516
7,157		Cia Brasileira de Distribuicao Grupo Pao de Acucar	299,028
58,756		Cia de Concessoes Rodoviarias	408,925
8,300		Cia de Saneamento Basico do Estado de Sao Paulo	277,142
2,600		Cia de Transmissao de Energia Electrica Paulista	82,232
27,649		Cia Energetica de Minas Gerais	559,721
11,020		Cia Energetica de Sao Paulo (Class B)	206,878
8,185		Cia Hering	196,755
8,695		Cia Paranaense de Energia	201,798
45,530		Cia Siderurgica Nacional S.A.	475,574
16,350		Companhia Brasileira de Meios de Pagamento	487,075
7,836		Cosan SA Industria e Comercio	126,788
15,400		CPFL Energia S.A.	227,404
18,705		Cyrela Brazil Realty S.A.	173,218
14,878		Diagnosticos da America S.A.	143,058
10,528		EcoRodovias Infraestrutura e Logistica S.A.	74,115
6,400		EDP - Energias do Brasil S.A.	149,084
7,800		Eletropaulo Metropolitana de Sao Paulo S.A.	161,652
37,679		Empresa Brasileira de Aeronautica S.A.	260,078
11,163		Fibria Celulose S.A.	91,044
55,975		Gerdau S.A. Preference	533,416
2,100		Gol Linhas Aereas Inteligentes S.A.	14,447
400	*	HRT Participacoes em Petroleo SA	104,853
16,582		Hypermarcas S.A.	100,790
154,638		Investimentos Itau S.A. - PR	1,012,511
44,964	*	JBS S.A.	164,446
31,320		Klabin S.A.	145,199

TIAA-CREF FUNDS - Emerging Markets Equity Index Fund

SHARES		COMPANY	VALUE

5,400		Light S.A.	$84,808
6,982		Localiza Rent A Car	114,648
20,680		Lojas Americanas S.A.	199,911
8,130		Lojas Renner S.A.	274,537
17,417		Metalurgica Gerdau S.A.	209,339
10,461	*	MMX Mineracao e Metalicos S.A.	49,156
18,556		MRV Engenharia e Participacoes S.A.	142,845
3,600		Multiplan Empreendimentos Imobiliarios S.A.	82,418
11,192		Natura Cosmeticos S.A.	239,701
5,751		Odontoprev S.A.	96,113
94,891	*	OGX Petroleo e Gas Participacoes S.A.	898,836
72,748		PDG Realty S.A.	294,790
43,456		Perdigao S.A.	860,564
203,672		Petroleo Brasileiro S.A.	3,136,913
281,246		Petroleo Brasileiro S.A. (Preference)	3,955,021
5,081		Porto Seguro S.A.	60,401
53,000		PT International Nickel Indonesia Tbk	23,532
9,600		Raia Drogasil S.A.	79,670
22,532		Redecard S.A.	406,226
10,459		Rossi Residencial S.A.	56,509
14,381		Satipel Industrial S.A.	80,580
24,845		Souza Cruz S.A.	323,360
6,605		Sul America SA	66,534
7,642		Suzano Papel e Celulose S.A.	32,367
2,900		Tam S.A. (Preference)	62,043
2,100		Tele Norte Leste Participacoes S.A.	23,930
13,468		Tele Norte Leste Participacoes S.A. (Preference)	129,500
19,521		Telefonica Brasil S.A.	543,554
1,400		Telemar Norte Leste S.A.	36,058
53,866		Tim Participacoes S.A.	299,050
6,800		Totvus S.A.	116,914
8,800		Tractebel Energia S.A.	152,811
22,480		Ultrapar Participacoes S.A.	454,824
10,705		Usinas Siderurgicas de Minas Gerais S.A.	103,790
30,617		Usinas Siderurgicas de Minas Gerais S.A. (Preference)	205,375
86,600		Vale S.A.	2,215,556
134,473		Vale SA (Preference)	3,285,629

		TOTAL BRAZIL	35,066,088

CHILE - 1.6%
157,210		AES Gener S.A.	90,946
1,168,433		Banco de Chile	175,575
1,777		Banco de Credito e Inversiones	113,470
2,939,115		Banco Santander Chile S.A.	231,196
4,851		CAP S.A.	203,197
60,761		Centros Comerciales Sudamericanos S.A.	345,507
6,956		Cia Cervecerias Unidas S.A.	87,131
522,191		Colbun S.A.	136,772
5,331,584		CorpBanca S.A.	78,802
41,177		Empresa Electrica del Norte Grande S.A.	118,706
222,346		Empresa Nacional de Electricidad S.A.	343,162
8,011		Empresa Nacional de Telecomunicaciones S.A.	145,788

TIAA-CREF FUNDS - Emerging Markets Equity Index Fund

SHARES		COMPANY	VALUE

72,259		Empresas CMPC S.A.	$287,669
29,045		Empresas COPEC S.A.	434,192
873,493		Enersis S.A.	316,366
9,244		Lan Airlines S.A.	230,931
21,989		SACI Falabella	188,069
6,726		Sociedad Quimica y Minera de Chile S.A. (Class B)	394,092
28,333		Vina Concha Y Toro S.A.	60,510

		TOTAL CHILE	3,982,081

CHINA - 15.5%
98,000	e	Agile Property Holdings Ltd	108,921
1,345,000	e	Agricultural Bank of China	662,461
160,000		Air China Ltd	127,398
86,500	*,e	Alibaba.com Ltd	92,986
306,000	e	Aluminum Corp of China Ltd	149,042
92,000	e	Angang New Steel Co Ltd	66,027
90,500	e	Anhui Conch Cement Co Ltd	304,902
69,000	e	Anta Sports Products Ltd	69,291
132,000	e	AviChina Industry & Technology Co	61,172
4,739,000		Bank of China Ltd	2,031,392
566,500	e	Bank of Communications Co Ltd	452,886
93,500	e	BBMG Corp	71,067
166,000		Beijing Capital International Airport Co Ltd	86,061
40,000		Beijing Enterprises Holdings Ltd	231,727
156,000	*,e	Brilliance China Automotive Holdings Ltd	166,753
35,000	*,e	Byd Co Ltd	109,436
97,320	e	Changsha Zoomlion Heavy Industry Science and Technology Development Co Ltd	130,559
116,000		China Agri-Industries Holdings Ltd	94,042
148,000		China BlueChemical Ltd	112,299
570,600		China Citic Bank	363,260
327,000		China Coal Energy Co	409,614
327,000		China Communications Construction Co Ltd	303,902
172,000		China Communications Services Corp Ltd	76,598
4,087,350		China Construction Bank	3,262,370
230,000		China Dongxiang Group Co	38,239
68,000	e	China Everbright Ltd	111,040
56,000	*	China Insurance International Holdings Co Ltd	103,389
519,000		China Life Insurance Co Ltd	1,523,440
160,000		China Longyuan Power Group Corp	121,531
281,000	e	China Merchants Bank Co Ltd	618,088
81,687		China Merchants Holdings International Co Ltd	271,291
319,500	e	China Minsheng Banking Corp Ltd	294,888
404,500		China Mobile Hong Kong Ltd	4,133,907
117,000		China Molybdenum Co Ltd	58,006
204,000	e	China National Building Material Co Ltd	245,827
132,000		China Oilfield Services Ltd	215,187
290,000	e	China Overseas Land & Investment Ltd	538,046
130,400		China Pacific Insurance Group Co Ltd	433,063
147,000		China Railway Construction Corp	95,319
288,000	e	China Railway Group Ltd	102,711
90,000		China Resources Enterprise	310,109

TIAA-CREF FUNDS - Emerging Markets Equity Index Fund

SHARES		COMPANY	VALUE

132,000		China Resources Power Holdings Co	$257,629
125,000		China Shanshui Cement Group Ltd	91,555
247,500		China Shenhua Energy Co Ltd	1,086,965
336,000	*,e	China Shipping Container Lines Co Ltd	74,349
104,000	e	China Shipping Development Co Ltd	72,203
139,000	e	China South Locomotive and Rolling Stock Corp	91,431
158,000	*,e	China Southern Airlines Co Ltd	81,289
108,000	e	China State Construction International Holdings Ltd	85,508
1,018,000		China Telecom Corp Ltd	571,117
412,000	e	China Unicom Ltd	758,295
95,000	e	China Yurun Food Group Ltd	157,096
150,400	e	China Zhongwang Holdings Ltd	61,047
178,000	*	Chongqing Rural Commercial Bank	100,663
95,000	e	Citic Pacific Ltd	181,718
1,233,000		CNOOC Ltd	2,511,869
206,500	e	COSCO Holdings	117,253
120,000		COSCO Pacific Ltd	166,819
290,000	e	Country Garden Holdings Co Ltd	124,470
336,000	e	Datang International Power Generation Co Ltd	112,087
28,200	e	Dongfang Electric Co Ltd	83,254
190,000		Dongfeng Motor Group Co Ltd	355,035
73,000	e	Dongyue Group	60,863
360,000	e	Evergrande Real Estate Group	170,114
137,000		Fosun International	83,393
260,000		Franshion Properties China Ltd	63,266
255,000	e	Geely Automobile Holdings Ltd	75,270
50,000	e	Golden Eagle Retail Group Ltd	114,505
77,000	e	Great Wall Motor Co Ltd	132,021
234,000	e	Guangdong Investments Ltd	135,436
166,000		Guangzhou Automobile Group Co Ltd	180,057
410,000	e	Guangzhou Investment Co Ltd	70,186
83,200	e	Guangzhou R&F Properties Co Ltd	81,376
54,000		Hengan International Group Co Ltd	481,840
318,000	e	Huaneng Power International, Inc	192,682
4,191,000		Industrial & Commercial Bank of China	2,926,990
71,000	e	Intime Department Store Group Co Ltd	86,094
124,000		Jiangsu Express	123,332
100,000		Jiangsu Rongsheng Heavy Industry Group Co Ltd	31,281
107,000	e	Jiangxi Copper Co Ltd	271,444
430,000		Lenovo Group Ltd	343,966
93,000	e	Longfor Properties Co Ltd	122,138
156,000	e	Lonking Holdings Ltd	64,043
259,000		Metallurgical Corp of China Ltd	60,346
111,000	e	Nine Dragons Paper Holdings Ltd	74,700
105,000		Parkson Retail Group Ltd	125,656
198,000		PICC Property & Casualty Co Ltd	260,039
119,500		Ping An Insurance Group Co of China Ltd	945,049
136,000	e	Poly Hong Kong Investment Ltd	67,551
72,000		Prime Success International Group Ltd	92,834
768,000	e	Renhe Commercial Holdings Co Ltd	91,002
1,463,000	*,e	Semiconductor Manufacturing International	77,105
124,000		Shandong Weigao Group Medical Polymer Co Ltd	114,237

TIAA-CREF FUNDS - Emerging Markets Equity Index Fund

SHARES		COMPANY	VALUE

244,000	e	Shanghai Electric Group Co Ltd	$112,029
42,000		Shanghai Industrial Holdings Ltd	133,876
118,000	e	Shimao Property Holdings Ltd	121,373
173,195	e	Shui On Land Ltd	60,202
135,000		Sihuan Pharmaceutical Holdings	48,842
150,000	e	Sinochem Hong Kong Holding Ltd	43,163
235,824	e	Sino-Ocean Land Holdings Ltd	120,994
234,000	e	Sinopec Shanghai Petrochemical Co Ltd	82,897
63,200	e	Sinopharm Group Co	149,846
190,500	e	Soho China Ltd	124,948
68,800	e	Tencent Holdings Ltd	1,679,970
142,000	e	Tingyi Cayman Islands Holding Corp	414,247
26,000	e	Tsingtao Brewery Co Ltd	140,468
426,000		Want Want China Holdings Ltd	394,688
31,000	e	Weichai Power Co Ltd	166,023
45,000		Wumart Stores, Inc	92,922
56,000		Xinao Gas Holdings Ltd	170,130
156,000		Yanzhou Coal Mining Co Ltd	372,235
66,500		Zhaojin Mining Industry Co Ltd	119,356
158,000		Zhejiang Expressway Co Ltd	110,703
33,000	e	Zhuzhou CSR Times Electric Co Ltd	72,706
420,000	e	Zijin Mining Group Co Ltd	184,439
43,120	e	ZTE Corp	117,119

		TOTAL CHINA	38,651,891

COLOMBIA - 0.9%
11,743		Almacenes Exito S.A.	159,583
12,842		BanColombia S.A.	198,497
25,271		BanColombia S.A. (Preference)	390,331
12,258		Cementos Argos S.A.	73,811
8,465		Corp Financiera Colombiana S.A.	161,238
315,953		Ecopetrol S.A.	802,886
121,882		Grupo Aval Acciones y Valores	82,480
9,506		Interconexion Electrica S.A.	58,920
14,290		Inversiones Argos S.A.	132,306
12,785		Suramericana de Inversiones S.A.	215,273

		TOTAL COLOMBIA	2,275,325

CZECH REPUBLIC - 0.3%
10,704	e	CEZ AS	432,384
1,051		Komercni Banka AS	201,382
5,000	e	Telefonica O2 Czech Republic AS	99,704

		TOTAL CZECH REPUBLIC	733,470

EGYPT - 0.3%
43,363		Commercial International Bank	169,893
29,870		Egypt Kuwait Holding Co	33,453
924		Egyptian Co for Mobile Services	16,038
26,969	*	Egyptian Financial Group-Hermes Holding	53,181
6,505		Orascom Construction Industries	269,779
160,475		Orascom Telecom Holding SAE	96,547
160,475	*	Orascom Telecom Media And Technology Holding SAE	29,015

TIAA-CREF FUNDS - Emerging Markets Equity Index Fund

SHARES		COMPANY	VALUE

38,671		Talaat Moustafa Group	$25,537
22,497		Telecom Egypt	55,902

		TOTAL EGYPT	749,345

FRANCE - 0.0%
4,597		National Societe Generale Bank SAE	21,483

		TOTAL FRANCE	21,483

GERMANY - 0.0%
19,685		Magyar Telekom	46,858

		TOTAL GERMANY	46,858

HONG KONG - 0.9%
324,000		Belle International Holdings Ltd	525,391
188,000		Bosideng International Holdings Ltd	54,011
234,000		China Gas Holdings Ltd	108,845
91,000		China Mengniu Dairy Co Ltd	243,482
164,000	e	China Resources Cement Holdings Ltd	118,076
132,000	e	China Resources Land Ltd	232,570
218,000		Fushan International Energy Group Ltd	87,527
493,000	e	GCL Poly Energy Holdings Ltd	169,177
711,000	e	GOME Electrical Appliances Holdings Ltd	168,598
168,000	e	Hengdeli Holdings Ltd	64,535
145,000	e	Huabao International Holdings Ltd	98,621
42,500		Kingboard Chemical Holdings Ltd	146,323
119,000		Lee & Man Paper Manufacturing Ltd	48,557
128,000	*	Minmetals Resources Ltd	60,359
71,000		Sany Heavy Equipment International	62,222
132,760		Skyworth Digital Holdings Ltd	56,944
68,500		Yingde Gases	78,778

		TOTAL HONG KONG	2,324,016

HUNGARY - 0.3%
3,897	*,e	MOL Hungarian Oil and Gas plc	326,474
14,066	e	OTP Bank	252,328
760		Richter Gedeon Nyrt	125,036

		TOTAL HUNGARY	703,838

INDIA - 6.6%
13,444		Adani Enterprises Ltd	112,905
1,665		Aditya Birla Nuvo Ltd	27,510
45,561		Ambuja Cements Ltd	148,060
1,755		Asian Paints Ltd	106,287
5,094		Associated Cement Co Ltd	122,787
6,125		Bajaj Holdings and Investment Ltd	198,122
8,143		Bank of India	56,655
42,285		Bharat Heavy Electricals	213,904
14,140		Bharat Petroleum Corp Ltd	163,620
37,209		Bharti Airtel Ltd	274,732
8,249		Canara Bank	78,265
24,602		Cipla Ltd	174,075

TIAA-CREF FUNDS - Emerging Markets Equity Index Fund

SHARES		COMPANY	VALUE

51,646		Coal India Ltd	$341,276
25,998		Dabur India Ltd	49,438
26,893		DLF Ltd	117,056
6,832		Dr Reddy’s Laboratories Ltd	233,319
27,151		GAIL India Ltd	204,635
4,655		HCL Technologies Ltd	41,076
104,989		HDFC Bank Ltd	1,039,055
2,893		Hero Honda Motors Ltd	108,855
77,623		Hindalco Industries Ltd	229,275
60,770		Hindustan Lever Ltd	465,361
72,818		Housing Development Finance Corp	1,026,289
29,043		ICICI Bank Ltd	527,674
43,636	*	Idea Cellular Ltd	84,010
6,654		IndusInd Bank Ltd	39,195
28,840		Infosys Technologies Ltd	1,586,481
66,323		Infrastructure Development Finance Co Ltd	178,016
155,055		ITC Ltd	638,801
62,818		Jaiprakash Associates Ltd	88,433
22,854		Jindal Steel & Power Ltd	249,675
6,209		JSW Steel Ltd	87,677
16,703		Kotak Mahindra Bank Ltd	168,037
14,623		Larsen & Toubro Ltd	386,810
22,604		LIC Housing Finance Ltd	114,533
12,210		Lupin Ltd	117,122
21,138		Mahindra & Mahindra Ltd	287,447
4,982		Maruti Udyog Ltd	119,435
24,954		Mundra Port and Special Economic Zone Ltd	73,637
41,188		NTPC Ltd	143,238
2,570		Piramal Healthcare Ltd	21,264
13,160		Power Finance Corp Ltd	45,126
70,457		Power Grid Corp of India Ltd	148,128
9,710		Ranbaxy Laboratories Ltd	88,087
6,203		Reliance Capital Ltd	45,016
31,878		Reliance Communication Ventures Ltd	63,776
7,300		Reliance Energy Ltd	78,895
92,925		Reliance Industries Ltd	1,532,048
28,529	*	Reliance Power Ltd	58,216
20,282		Rural Electrification Corp Ltd	77,886
36,535	*	Satyam Computer Services Ltd	54,112
24,956		Sesa Goa Ltd	109,674
7,517		Shriram Transport Finance Co Ltd	88,388
4,568		Siemens India Ltd	67,458
4,373	f	State Bank of India Ltd (GDR) (purchased 11/10/10, cost $389,040)	364,905
90,053		Sterlite Industries India Ltd	208,623
19,170		Sun Pharmaceuticals Industries Ltd	212,314
50,291	*	Suzlon Energy Ltd	28,372
31,738		Tata Consultancy Services Ltd	724,965
98,501		Tata Motors Ltd	483,861
72,538		Tata Power Co Ltd	152,137
20,096		Tata Steel Ltd	182,759
19,481		Titan Industries Ltd	79,802
4,905		Ultra Tech Cement Ltd	120,376

TIAA-CREF FUNDS - Emerging Markets Equity Index Fund

SHARES		COMPANY	VALUE

80,876		Unitech Ltd	$42,537
11,997		United Phosphorus Ltd	35,755
5,385		United Spirits Ltd	72,585
16,412		UTI Bank Ltd	355,979
31,906		Wipro Ltd	266,755
21,558		ZEE Telefilms Ltd	55,704

		TOTAL INDIA	16,288,281

INDONESIA - 2.7%
1,160,000		Adaro Energy Tbk	235,463
750,000		Bank Rakyat Indonesia	569,698
187,500		PT Aneka Tambang Tbk	39,137
19,000		PT Astra Agro Lestari Tbk	43,467
134,000		PT Astra International Tbk	1,173,349
818,500		PT Bank Central Asia Tbk	726,843
200,766		PT Bank Danamon Indonesia Tbk	100,842
625,771		PT Bank Mandiri Persero Tbk	465,251
492,693		PT Bank Negara Indonesia	197,799
1,155,000		PT Bumi Resources Tbk	326,475
468,000		PT Charoen Pokphand Indonesia Tbk	129,830
75,500		PT Excelcomindo Pratama	37,515
38,000		PT Gudang Garam Tbk	240,457
35,000		PT Indo Tambangraya Megah	142,565
93,000		PT Indocement Tunggal Prakarsa Tbk	174,982
288,500		PT Indofood Sukses Makmur Tbk	153,880
38,000		PT Indosat Tbk	22,995
284,000		PT Kalbe Farma Tbk	111,197
716,000		PT Perusahaan Gas Negara	268,139
200,000		PT Semen Gresik Persero Tbk	251,076
76,000		PT Tambang Batubara Bukit Asam Tbk	169,930
682,000		PT Telekomunikasi Indonesia Tbk (Series B)	519,927
96,000		PT Unilever Indonesia Tbk	208,788
109,000		PT United Tractors Tbk	343,069

		TOTAL INDONESIA	6,652,674

KOREA, REPUBLIC OF - 14.3%
219		Amorepacific Corp	195,148
12,190	*	BS Financial Group	137,825
4,938		Celltrion, Inc	164,940
3,128		Cheil Industries, Inc	279,431
531		CJ CheilJedang Corp	145,531
960		CJ Corp	66,145
1,846		Daelim Industrial Co	177,360
5,910	*	Daewoo Engineering & Construction Co Ltd	62,287
2,180		Daewoo International Corp	58,473
10,222		Daewoo Securities Co Ltd	119,588
6,130		Daewoo Shipbuilding & Marine Engineering Co Ltd	151,686
1,010		DC Chemical Co Ltd	234,587
8,190	*	DGB Financial Group Co Ltd	109,084
2,730		Dongbu Insurance Co Ltd	116,647
2,170		Dongkuk Steel Mill Co Ltd	45,557
673		Doosan Corp	91,560

TIAA-CREF FUNDS - Emerging Markets Equity Index Fund

SHARES		COMPANY	VALUE

2,796		Doosan Heavy Industries and Construction Co Ltd	$167,902
6,540	*	Doosan Infracore Co Ltd	110,383
1,404	*	E-Mart Co Ltd	338,211
852		GLOVIS Co Ltd	145,897
2,365		GS Engineering & Construction Corp	209,625
4,081		GS Holdings Corp	225,787
14,640		Hana Financial Group, Inc	501,261
5,960		Hankook Tire Co Ltd	237,700
5,530		Hanwha Chemical Corp	142,032
2,721		Hanwha Corp	87,907
951		Honam Petrochemical Corp	309,031
33,820		Hynix Semiconductor, Inc	806,430
1,433		Hyosung Corp	79,675
988		Hyundai Department Store Co Ltd	160,850
3,200		Hyundai Development Co	64,630
4,420		Hyundai Engineering & Construction Co Ltd	281,506
2,766		Hyundai Heavy Industries	765,788
2,108		Hyundai Hysco	73,754
4,090		Hyundai Marine & Fire Insurance Co Ltd	120,010
2,530		Hyundai Merchant Marine Co Ltd	64,934
666		Hyundai Mipo Dockyard	74,642
4,508		Hyundai Mobis	1,111,347
10,222		Hyundai Motor Co	2,007,979
2,464		Hyundai Motor Co Ltd (2nd Preference)	144,808
1,423		Hyundai Motor Co Ltd (Preference)	82,467
7,160		Hyundai Securities Co	67,778
3,683		Hyundai Steel Co	354,734
747	*	Hyundai Wia Corp	85,678
10,790		Industrial Bank of Korea	121,020
6,830		Kangwon Land, Inc	160,037
24,266		KB Financial Group, Inc	919,902
184		KCC Corp	49,556
15,974		Kia Motors Corp	959,050
3,080	*	Korea Aerospace Industries Ltd	87,651
17,450	*	Korea Electric Power Corp	433,635
17,730		Korea Exchange Bank	124,749
1,370		Korea Gas Corp	54,087
2,410		Korea Investment Holdings Co Ltd	87,375
677		Korea Kumho Petrochemical	100,987
9,830		Korea Life Insurance Co Ltd	67,286
560		Korea Zinc Co Ltd	190,714
2,277		Korean Air Lines Co Ltd	103,175
3,050		KP Chemical Corp	44,661
2,360		KT Corp	70,111
7,601		KT&G Corp	531,837
3,075		LG Chem Ltd	1,020,841
413		LG Chem Ltd (Preference)	43,997
6,245		LG Corp	390,788
7,180		LG Electronics, Inc	528,021
644		LG Household & Health Care Ltd	273,948
266		LG Innotek Co Ltd	21,284
15,460		LG Telecom Ltd	86,860

TIAA-CREF FUNDS - Emerging Markets Equity Index Fund

SHARES		COMPANY	VALUE

15,220		LG.Philips LCD Co Ltd	$396,143
43		Lotte Confectionery Co Ltd	65,146
683		Lotte Shopping Co Ltd	233,124
1,103		LS Cable Ltd	83,355
610		LS Industrial Systems Co Ltd	35,573
810		Mando Corp	131,102
939		Mirae Asset Securities Co Ltd	31,430
1,025		NCsoft	268,650
2,713	*	NHN Corp	511,450
235		Orion Corp	143,090
4,375		POSCO	1,609,804
1,061		S1 Corp (Korea)	53,790
2,808		Samsung Card Co	108,321
8,428		Samsung Corp	518,915
3,958		Samsung Electro-Mechanics Co Ltd	324,140
7,273		Samsung Electronics Co Ltd	7,161,605
1,377		Samsung Electronics Co Ltd (Preference)	808,405
1,990		Samsung Engineering Co Ltd	379,012
2,379		Samsung Fire & Marine Insurance Co Ltd	460,236
10,670		Samsung Heavy Industries Co Ltd	338,786
3,381	f	Samsung Life Insurance Co Ltd (purchased 8/31/10, cost $286,039)	252,101
2,277		Samsung SDI Co Ltd	282,211
3,983		Samsung Securities Co Ltd	217,221
2,321		Samsung Techwin Co Ltd	116,722
28,606		Shinhan Financial Group Co Ltd	1,138,005
448		Shinsegae Co Ltd	110,022
981		SK C&C Co Ltd	113,792
1,714		SK Corp	213,636
4,233		SK Energy Co Ltd	638,867
7,410		SK Networks Co Ltd	72,461
956		SK Telecom Co Ltd	121,261
4,000		SK Telecom Co Ltd (ADR)	56,040
3,317		S-Oil Corp	358,781
4,260		STX Pan Ocean Co Ltd	27,141
3,520		Woongjin Coway Co Ltd	127,504
23,700		Woori Finance Holdings Co Ltd	233,417
8,521		Woori Investment & Securities Co Ltd	100,585
500		Yuhan Corp	59,842

		TOTAL KOREA, REPUBLIC OF	35,351,853

MALAYSIA - 3.2%
78,300		AirAsia BHD	91,233
62,600		Alliance Financial Group BHD	81,549
121,900		AMMB Holdings BHD	234,414
10,200		Asiatic Development BHD	31,496
95,600		Berjaya Corp BHD	29,809
44,200		Berjaya Sports Toto BHD	63,613
6,300		British American Tobacco Malaysia BHD	102,254
107,300	*	Bumi Armada Bhd	139,261
354,800		Bumiputra-Commerce Holdings BHD	805,565
13,400		Bursa Malaysia BHD	30,778
199,000		Digi.Com BHD	258,850

TIAA-CREF FUNDS - Emerging Markets Equity Index Fund

SHARES		COMPANY	VALUE

95,600		Gamuda BHD	$116,114
137,900		Genting BHD	503,424
34,120		Hong Leong Bank BHD	127,221
9,500		Hong Leong Credit BHD	37,046
67,200		IJM Corp BHD	126,650
208,000		IOI Corp BHD	368,761
32,700		Kuala Lumpur Kepong BHD	276,036
18,400		Lafarge Malayan Cement BHD	40,337
260,416		Malayan Banking BHD	702,347
19,900		Malaysia Airports Holdings BHD	37,288
25,500		Malaysia Marine and Heavy Engineering Sdn BHD	44,866
125,000		Maxis BHD	234,508
35,300		MISC BHD	68,694
23,631		Parkson Holdings BHD	43,823
162,100		Petronas Chemicals Group BHD	354,867
36,300		Petronas Dagangan BHD	214,547
47,400		Petronas Gas BHD	244,068
27,900		PPB Group BHD	155,213
72,900		Public Bank BHD (Foreign)	325,610
200,100		Resorts World BHD	265,349
36,632		RHB Capital BHD	85,694
196,700		Sime Darby BHD	590,598
76,250		SP Setia BHD	99,075
82,300		Telekom Malaysia BHD	129,856
184,250		Tenaga Nasional BHD	362,923
180,900		TM International BHD	277,594
64,200	*	UEM Land Holdings BHD	48,847
22,500		UMW Holdings BHD	51,071
164,900		YTL Corp BHD	81,204
112,800		YTL Power International BHD	68,568

		TOTAL MALAYSIA	7,951,021

MEXICO - 4.5%
20,095		Alfa S.A. de C.V. (Class A)	263,867
2,664,670		America Movil S.A. de C.V. (Series L)	3,095,198
663,734	*,e	Cemex S.A. de C.V.	449,649
19,660		Coca-Cola Femsa S.A. de C.V.	192,601
63,386	e	Compartamos SAB de C.V.	74,259
18,000		El Puerto de Liverpool SAB de C.V.	136,815
23,325		Embotelladoras Arca SAB de C.V.	107,981
133,237	e	Fomento Economico Mexicano S.A. de C.V.	933,592
34,128		Grupo Aeroportuario del Pacifico S.A. de C.V. (B Shares)	127,907
100,720	e	Grupo Bimbo S.A. de C.V. (Series A)	224,095
31,898		Grupo Carso S.A. de C.V. (Series A1)	95,321
4,750		Grupo Elektra S.A. de C.V.	415,758
108,887		Grupo Financiero Banorte S.A. de C.V.	433,907
119,032		Grupo Financiero Inbursa S.A.	244,930
257,456		Grupo Mexico S.A. de C.V. (Series B)	819,927
47,052		Grupo Modelo S.A. (Series C)	291,645
164,026	e	Grupo Televisa S.A.	647,214
8,562		Industrias Penoles S.A. de C.V.	409,631
36,914		Kimberly-Clark de Mexico S.A. de C.V. (Class A)	209,406

TIAA-CREF FUNDS - Emerging Markets Equity Index Fund

SHARES		COMPANY	VALUE

47,660		Mexichem SAB de C.V.	$164,801
28,340		Minera Frisco SAB de C.V.	127,979
9,576		Southern Copper Corp (NY)	332,191
31,022	*	Urbi Desarrollos Urbanos S.A. de C.V	44,198
423,589		Wal-Mart de Mexico S.A. de C.V. (Series V)	1,308,716

		TOTAL MEXICO	11,151,588

MOROCCO - 0.1%
2,718		Attijariwafa Bank	115,579
6,648		Douja Promotion Groupe Addoha S.A.	56,283
9,643		Maroc Telecom	158,527

		TOTAL MOROCCO	330,389

PERU - 0.5%
12,522		Cia de Minas Buenaventura S.A. (ADR) (Series B)	537,194
4,872		Credicorp Ltd (NY)	553,752
101,003		Volcan Cia Minera S.A.	131,465

		TOTAL PERU	1,222,411

PHILIPPINES - 0.7%
123,700		Aboitiz Equity Ventures Inc	120,515
145,900		Aboitiz Power Corp	102,680
288,100		Alliance Global Group, Inc	73,797
10,678		Ayala Corp	87,352
307,700		Ayala Land, Inc	126,569
80,350		Banco de Oro Universal Bank	112,109
53,474		Bank of the Philippine Islands	75,424
1,310		Globe Telecom, Inc	35,547
51,140		International Container Term Services, Inc	66,750
25,860		Jollibee Foods Corp	58,933
16,130		Manila Electric Co	105,197
40,151		Metropolitan Bank & Trust	70,941
2,770		Philippine Long Distance Telephone Co	176,977
588,000		PNOC Energy Development Corp	76,719
12,689		SM Investments Corp	183,676
343,900		SM Prime Holdings	131,429
59,920		Universal Robina	74,954

		TOTAL PHILIPPINES	1,679,569

POLAND - 1.3%
2,976		Asseco Poland S.A.	43,274
889		Bank Handlowy w Warszawie S.A.	20,626
8,529		Bank Millennium S.A.	11,082
7,822		Bank Pekao S.A.	382,216
718	*	BRE Bank S.A.	65,600
11,738	*	Cyfrowy Polsat S.A.	48,026
6,209		Enea S.A.	34,712
31,891	*	Get Bank S.A.	18,185
9,223	*	Grupa Lotos S.A.	74,756
2,007	*	Jastrzebska Spolka Weglowa S.A.	66,092
9,587		KGHM Polska Miedz S.A.	416,514
201,088		Polish Oil & Gas Co	242,866

TIAA-CREF FUNDS - Emerging Markets Equity Index Fund

SHARES		COMPANY	VALUE

43,854		Polska Grupa Energetyczna S.A.	$278,893
26,734	*	Polski Koncern Naftowy Orlen S.A.	304,704
42,467		Powszechna Kasa Oszczednosci Bank Polski S.A.	458,656
3,954		Powszechny Zaklad Ubezpieczen S.A.	410,119
30,064		Synthos S.A.	48,275
71,893		Tauron Polska Energia S.A.	120,671
46,957		Telekomunikacja Polska S.A.	251,753
3,952		TVN S.A.	13,825

		TOTAL POLAND	3,310,845

RUSSIA - 6.7%
11,124	f	AFK Sistema (GDR) (purchased 8/31/10, cost $243,290)	216,177
360,901		Gazprom (ADR)	4,384,959
4,646		Gazpromneft OAO (ADR)	115,661
35,542		LUKOIL (ADR)	2,087,729
18,437	f	Magnit OAO (GDR) (purchased 8/31/10, cost $411,982)	474,388
13,834	e	Mechel Steel Group OAO (ADR)	153,419
37,465		MMC Norilsk Nickel (ADR)	720,966
39,719		Mobile TeleSystems (ADR)	665,690
6,753	f	NovaTek OAO (GDR) (purchased 8/31/10, cost $749,416)	913,798
7,672	f	Novolipetsk Steel (GDR) (purchased 8/31/10, cost $215,671)	189,436
119,105	f	Rosneft Oil Co (GDR) (purchsed 8/31/10, cost $810,647)	879,450
16,812	*	Rostelecom (ADR)	488,199
104,154		RusHydro (ADR)	404,935
150,799	*	Sberbank of Russian Federation (ADR)	1,810,543
20,728	f	Severstal (GDR) (purchased 8/31/10, cost $281,815)	298,706
85,111		Surgutneftegaz (ADR)	798,207
19,061		Tatneft (GDR)	666,002
9,374	f	TMK OAO (GDR) (purchased 8/31/10, cost $123,007)	110,893
20,987	f	Uralkali (GDR) (purchased 8/31/10, cost $806,605)	749,604
112,840	f	VTB Bank OJSC (GDR) (purchased 8/31/10, cost $590,218)	529,328

		TOTAL RUSSIA	16,658,090

SOUTH AFRICA - 7.2%
20,259		ABSA Group Ltd	383,653
52,524		African Bank Investments Ltd	244,649
5,763		African Rainbow Minerals Ltd	135,666
3,928	e	Anglo Platinum Ltd	277,762
25,075		AngloGold Ashanti Ltd	1,148,834
4,337	*	Arrowhead Properties Ltd	3,383
18,788		Aspen Pharmacare Holdings Ltd	239,050
23,926		Aveng Ltd	106,056
12,427		Barloworld Ltd	138,974
20,802		Bidvest Group Ltd	445,489
7,690		Discovery Holdings Ltd	44,677
218,744		FirstRand Ltd	629,738
13,464		Foschini Ltd	186,871
48,072		Gold Fields Ltd	793,727
100,109		Growthpoint Properties Ltd	254,559
24,683	e	Harmony Gold Mining Co Ltd	299,617
33,017		Impala Platinum Holdings Ltd	722,961
12,078		Imperial Holdings Ltd	214,005

TIAA-CREF FUNDS - Emerging Markets Equity Index Fund

SHARES		COMPANY	VALUE

14,988		Investec Ltd	$91,742
5,299	e	Kumba Iron Ore Ltd	362,745
8,147	e	Kumba Resources Ltd	200,569
7,248		Liberty Holdings Ltd	78,872
57,435		Life Healthcare Group Holdings Pte Ltd	155,555
6,533	e	Massmart Holdings Ltd	146,946
54,469		Metropolitan Holdings Ltd	126,403
5,195		Mittal Steel South Africa Ltd	45,273
112,529		MTN Group Ltd	1,914,548
26,059		Naspers Ltd (N Shares)	1,302,982
13,427		Nedbank Group Ltd	268,437
46,012		Network Healthcare Holdings Ltd	79,826
7,519		Northam Platinum Ltd	32,366
11,156		Pick’n Pay Stores Ltd	65,024
24,962		Pretoria Portland Cement Co Ltd	90,259
137,536		Redefine Income Fund Ltd	134,099
30,802		Remgro Ltd	500,268
8,964		Reunert Ltd	74,474
46,150		RMB Holdings Ltd	171,223
21,656		RMI Holdings	41,513
123,636		Sanlam Ltd	477,298
30,645	*,e	Sappi Ltd	101,079
38,225		Sasol Ltd	1,954,533
28,027		Shoprite Holdings Ltd	465,420
11,344		Spar Group Ltd	160,524
83,822		Standard Bank Group Ltd	1,146,188
71,871	*,e	Steinhoff International Holdings Ltd	229,218
15,702		Telkom S.A. Ltd	59,177
11,487		Tiger Brands Ltd	369,570
28,666		Truworths International Ltd	286,460
23,427		Vodacom Group Pty Ltd	288,128
51,699		Woolworths Holdings Ltd	277,453

		TOTAL SOUTH AFRICA	17,967,843

TAIWAN - 10.3%
170,000		Acer, Inc	237,658
326,013		Advanced Semiconductor Engineering, Inc	342,823
16,900		Advantech Co Ltd	51,208
130,660		Asia Cement Corp	156,821
47,500		Asustek Computer, Inc	375,478
476,000		AU Optronics Corp	253,565
56,840		Capital Securities Corp	23,545
39,000		Catcher Technology Co Ltd	242,658
424,680		Cathay Financial Holding Co Ltd	484,834
306,120		Chang Hwa Commercial Bank	173,218
100,400		Cheng Shin Rubber Industry Co Ltd	238,396
28,129		Cheng Uei Precision Industry Co Ltd	66,366
26,455		Chicony Electronics Co Ltd	46,469
146,000		China Airlines	68,631
610,014		China Development Financial Holding Corp	181,487
112,899		China Life Insurance Co Ltd (Taiwan)	105,176
11,000		China Motor Corp	11,760

TIAA-CREF FUNDS - Emerging Markets Equity Index Fund

SHARES		COMPANY	VALUE

126,600		China Petrochemical Development Corp	$141,214
759,300		China Steel Corp	751,675
653,865		Chinatrust Financial Holding Co	422,102
262,600		Chunghwa Telecom Co Ltd	853,001
18,000		Clevo Co	30,442
288,000		Compal Electronics, Inc	322,778
118,000		Delta Electronics, Inc	305,493
241,400		E.Sun Financial Holding Co Ltd	113,641
50,000		Epistar Corp	122,459
109,100		Eva Airways Corp	73,270
103,299		Evergreen Marine Corp Tawain Ltd	57,772
22,000		Everlight Electronics Co Ltd	42,074
54,800		Far Eastern Department Stores Co Ltd	73,991
188,840		Far Eastern Textile Co Ltd	232,132
114,000		Far EasTone Telecommunications Co Ltd	219,757
10,000		Farglory Land Development Co Ltd	18,513
33,000		Feng Hsin Iron & Steel Co	55,203
408,359		First Financial Holding Co Ltd	250,373
187,000		Formosa Chemicals & Fibre Corp	537,085
2,100		Formosa International Hotels Corp	29,254
100,000		Formosa Petrochemical Corp	311,821
263,000		Formosa Plastics Corp	766,301
42,000		Formosa Taffeta Co Ltd	40,329
47,450		Foxconn Technology Co Ltd	186,276
350,938		Fubon Financial Holding Co Ltd	390,919
543,800		Fuhwa Financial Holdings Co Ltd	307,448
16,000		Giant Manufacturing Co Ltd	67,669
48,500		High Tech Computer Corp	797,544
27,000		Highwealth Construction Corp	43,813
11,240		Hiwin Technologies Corp	103,853
600,300		Hon Hai Precision Industry Co, Ltd	1,935,948
15,000		Hotai Motor Co Ltd	77,604
327,733		Hua Nan Financial Holdings Co Ltd	186,099
316,000	*	InnoLux Display Corp	146,396
63,000	*	Inotera Memories, Inc	11,584
116,000		Inventec Co Ltd	49,038
151,950		KGI Securities Co Ltd	64,206
19,000		Kinsus Interconnect Technology Corp	61,667
7,000		Largan Precision Co Ltd	150,710
20,665		LEE Chang Yung Chem IND Corp	36,622
131,455		Lite-On Technology Corp	166,746
214,000		Macronix International	94,084
71,000		MediaTek, Inc	678,312
552,860		Mega Financial Holding Co Ltd	379,036
12,649		Motech Industries, Inc	27,432
25,513		MStar Semiconductor, Inc	162,058
21,501		Nan Kang Rubber Tire Co Ltd	34,749
313,000		Nan Ya Plastics Corp	661,450
7,210		Nan Ya Printed Circuit Board Corp	17,015
35,000		Novatek Microelectronics Corp Ltd	99,473
103,000		Pegatron Technology Corp	124,700
9,000		Phison Electronics Corp	65,921

TIAA-CREF FUNDS - Emerging Markets Equity Index Fund

SHARES		COMPANY	VALUE

128,000		Pou Chen Corp	$112,313
49,000		Powertech Technology, Inc	122,667
40,000		President Chain Store Corp	215,266
57,000		Prime View International Co Ltd	80,952
169,000		Quanta Computer, Inc	361,578
30,000		Radiant Opto-Electronics Corp	114,194
27,140		Realtek Semiconductor Corp	50,331
9,000		Richtek Technology Corp	50,264
28,476		Ruentex Development Co Ltd	35,179
22,461		Ruentex Industries Ltd	42,823
363,934	*	Shin Kong Financial Holding Co Ltd	110,621
197,000		Siliconware Precision Industries Co	226,743
15,900		Simplo Technology Co Ltd	111,740
15,750		Sino-American Silicon Products, Inc	32,476
372,277		SinoPac Financial Holdings Co Ltd	116,415
15,000		Standard Foods Corp	50,928
90,000		Synnex Technology International Corp	222,125
332,790		Taishin Financial Holdings Co Ltd	123,746
177,465	*	Taiwan Business Bank	58,280
226,914		Taiwan Cement Corp	283,004
281,120	*	Taiwan Cooperative Financial Holding	175,774
46,000		Taiwan Fertilizer Co Ltd	119,373
45,100		Taiwan Glass Industrial Corp	52,149
118,200		Taiwan Mobile Co Ltd	357,455
1,624,000		Taiwan Semiconductor Manufacturing Co Ltd	4,308,254
89,344	*	Tatung Co Ltd	25,413
111,000		Teco Electric and Machinery Co Ltd	73,333
6,200		TPK Holding Co Ltd	90,045
6,000		Transcend Information, Inc	16,147
27,760		Tripod Technology Corp	77,428
34,400		TSRC Corp	90,124
47,000		Tung Ho Steel Enterprise Corp	44,454
28,000		U-Ming Marine Transport Corp	43,061
89,000		Unimicron Technology Corp	117,363
259,780		Uni-President Enterprises Corp	383,402
834,000		United Microelectronics Corp	439,895
151,000		Walsin Lihwa Corp	53,380
102,795		Wintek Corp	83,895
133,995		Wistron Corp	201,297
88,500		WPG Holdings Co Ltd	123,873
73,700		Yang Ming Marine Transport	32,396
55,000		Yulon Motor Co Ltd	107,746

		TOTAL TAIWAN	25,497,047

THAILAND - 1.8%
53,500		Advanced Info Service PCL	260,593
83,500		Bangkok Bank PCL (Foreign)	448,573
53,300		Bank of Ayudhya PCL	38,296
11,500		Banpu PCL	218,742
36,900		BEC World PCL (Foreign)	51,450
184,100		Charoen Pokphand Foods PCL	207,918
145,900		CP Seven Eleven PCL	275,471

TIAA-CREF FUNDS - Emerging Markets Equity Index Fund

SHARES		COMPANY	VALUE

28,500		Glow Energy PCL	$51,296
89,778		Indorama Ventures PCL (Foreign)	92,899
1,417,400		IRPC PCL	209,311
111,700		Kasikornbank PCL (Foreign)	476,738
110,000		Krung Thai Bank PCL	54,265
87,000		PTT Exploration & Production PCL	496,732
108,741	*	PTT Global Chemical PCL	233,833
45,200		PTT PCL	495,538
16,800		Siam Cement PCL (Foreign)	218,974
98,800		Siam Commercial Bank PCL	385,333
80,800		Thai Oil PCL	167,275

		TOTAL THAILAND	4,383,237

TURKEY - 1.3%
82,220		Akbank TAS	308,355
12,562		Anadolu Efes Biracilik Ve Malt Sanayii AS	175,439
11,442		Arcelik AS	49,461
27,512	*	Asya Katilim Bankasi AS	26,112
5,468		BIM Birlesik Magazalar AS	168,352
3,103		Coca-Cola Icecek AS	40,578
39,533		Emlak Konut Gayrimenkul Yatiri	47,019
14,979		Enka Insaat ve Sanayi AS	40,933
36,175		Eregli Demir ve Celik Fabrikalari TAS	78,969
1,628		Ford Otomotiv Sanayi AS	14,536
34,254		Haci Omer Sabanci Holding AS	130,897
38,591		KOC Holding AS	149,880
1,751		Koza Altin Isletmeleri AS	31,042
7,584	*	TAV Havalimanlari Holding AS	34,069
11,264		Tupras Turkiye Petrol Rafine	256,046
21,057	*	Turk Hava Yollari	27,833
24,762		Turk Sise ve Cam Fabrikalari AS	50,723
33,285		Turk Telekomunikasyon AS	148,426
49,178		Turkcell Iletisim Hizmet AS	253,027
145,711		Turkiye Garanti Bankasi AS	524,681
22,238		Turkiye Halk Bankasi AS	145,964
116,923		Turkiye Is Bankasi (Series C)	243,553
52,484		Turkiye Vakiflar Bankasi Tao	85,141
56,486	*	Yapi ve Kredi Bankasi	104,621

		TOTAL TURKEY	3,135,657

UKRAINE - 0.0%
2,818	*	Kernel Holding S.A.	59,953

		TOTAL UKRAINE	59,953

UNITED STATES - 4.0%
38,000		iShares MSCI Emerging Markets	1,600,940
195,500		Vanguard Emerging Markets ETF	8,273,560

		TOTAL UNITED STATES	9,874,500

		TOTAL COMMON STOCKS	246,069,353

		(Cost $239,844,090)

TIAA-CREF FUNDS - Emerging Markets Equity Index Fund

SHARES		COMPANY	VALUE

PREFERRED STOCKS - 0.8%

BRAZIL - 0.8%
51,007		Ambev Cia De Bebidas Das	$1,868,388

		TOTAL BRAZIL	1,868,388

		TOTAL PREFERRED STOCKS	1,868,388

		(Cost $1,457,958)

RIGHTS / WARRANTS - 0.0%
CHINA - 0.0%
34,400	m	China Communications Services Corp Ltd	1,198

		TOTAL CHINA	1,198

COLOMBIA - 0.0%
2,863	m	BanColombia S.A.	3,100

		TOTAL COLOMBIA	3,100

		TOTAL RIGHTS / WARRANTS	4,298

		(Cost $0)

SHORT-TERM INVESTMENTS - 3.5%
INVESTMENTS IN REGISTERED INVESTMENT COMPANIES - 3.5%
		TIAA-CREF Short Term Lending Portfolio of the State Street
8,633,547	c	Navigator Securities Lending Trust	8,633,547

		TOTAL INVESTMENTS IN REGISTERED INVESTMENT COMPANIES	8,633,547

		TOTAL SHORT-TERM INVESTMENTS	8,633,547

		(Cost $8,633,547)

		TOTAL INVESTMENTS - 103.4%	256,575,586
		(Cost $249,935,595)
		OTHER ASSETS & LIABILITIES, NET - (3.4)%	(8,545,404)

		NET ASSETS - 100.0%	$248,030,182

		Abbreviation(s):
		ADR American Depositary Receipt
		ETF Exchange Traded Fund
		GDR Global Depositary Receipt

	*	Non-income producing.
	c	Investments made with cash collateral received from securities on loan.
	e	All or a portion of these securities are out on loan. The aggregate value of securities on loan is $8,116,801.
	f	Restricted security. At 1/31/2012, the aggregate value of these securities amounted to $4,978,786 or 2.0% of net assets.
	m	Indicates a security that has been deemed illiquid.

TIAA-CREF FUNDS - Emerging Markets Equity Index Fund

TIAA-CREF FUNDS
EMERGING MARKETS EQUITY INDEX FUND
SUMMARY OF MARKET VALUES BY SECTOR (unaudited)
January 31, 2012

SECTOR	VALUE	% OF NET ASSETS

FINANCIALS	$68,514,661	27.6%
ENERGY	33,453,320	13.4
MATERIALS	32,709,048	13.2
INFORMATION TECHNOLOGY	31,093,276	12.5
TELECOMMUNICATION SERVICES	18,826,235	7.6
CONSUMER DISCRETIONARY	18,547,935	7.5
CONSUMER STAPLES	18,275,807	7.4
INDUSTRIALS	15,409,462	6.2
UTILITIES	8,721,463	3.5
HEALTH CARE	2,390,832	1.0
SHORT - TERM INVESTMENTS	8,633,547	3.5
OTHER ASSETS & LIABILITIES, NET	(8,545,404)	(3.4)

NET ASSETS	$248,030,182	100.0%

TIAA-CREF FUNDS - Enhanced International Equity Index Fund

TIAA-CREF FUNDS
ENHANCED INTERNATIONAL EQUITY INDEX FUND
SCHEDULE OF INVESTMENTS (unaudited)
January 31, 2012

SHARES		COMPANY	VALUE

COMMON STOCKS - 99.6%

AUSTRALIA - 8.6%
102,598		AGL Energy Ltd	$1,588,509
160,803		Asciano Group	802,014
360,739		Australia & New Zealand Banking Group Ltd	8,205,096
47,222		Bendigo Bank Ltd	415,389
281,070		BHP Billiton Ltd	11,132,710
57,111		Caltex Australia Ltd	771,277
480		Cochlear Ltd	30,221
39,193	e	Commonwealth Bank of Australia	2,105,865
43,306		Computershare Ltd	351,465
43,115		CSL Ltd	1,422,544
178,433	*	Echo Entertainment Group Ltd	684,880
87,983	e	Fortescue Metals Group Ltd	470,776
203,006		GPT Group (ASE)	665,780
207,311		Metcash Ltd	888,740
39,689		National Australia Bank Ltd	1,004,582
7,605		Origin Energy Ltd	110,960
24,930		QBE Insurance Group Ltd	303,490
7,442		Ramsay Health Care Ltd	150,047
45,714	e	Rio Tinto Ltd	3,354,025
52,252		Santos Ltd	745,959
404,349		SP AusNet	414,272
138,549		Stockland Trust Group	494,174
397,688		Suncorp-Metway Ltd	3,546,771
252,401		Tabcorp Holdings Ltd	779,751
358,162		Tattersall’s Ltd	964,795
707,949		Telstra Corp Ltd	2,502,235
275,650		Westfield Retail Trust	738,783
229,844	e	Westpac Banking Corp	5,152,466
43,286		Woolworths Ltd	1,138,647
64,111		WorleyParsons Ltd	1,854,448

		TOTAL AUSTRALIA	52,790,671

AUSTRIA - 0.3%
34,123		Voestalpine AG.	1,121,567
11,414		Wiener Staedtische Allgemeine Versicherung AG.	492,841

		TOTAL AUSTRIA	1,614,408

BELGIUM - 1.0%
54,516		Belgacom S.A.	1,703,506
26,178		Delhaize Group	1,427,131
630,293		Fortis	1,313,706
5,856		InBev NV	356,051
78,006		KBC Groep NV	1,487,132

		TOTAL BELGIUM	6,287,526

TIAA-CREF FUNDS - Enhanced International Equity Index Fund

SHARES		COMPANY	VALUE

DENMARK - 0.9%
104		AP Moller - Maersk AS (Class A)	$731,218
496		AP Moller - Maersk AS (Class B)	3,657,767
543		Novo Nordisk AS (Class B)	64,524
128,791		TDC AS	1,005,429

		TOTAL DENMARK	5,458,938

FINLAND - 1.1%
9,494		Kesko Oyj (B Shares)	335,557
23,520		Metso Oyj	1,028,917
109,744		Neste Oil Oyj	1,233,684
217,190		Nokia Oyj	1,090,840
61,885		OKO Bank (Class A)	660,733
47,429		UPM-Kymmene Oyj	609,795
57,524		Wartsila Oyj (B Shares)	1,944,189

		TOTAL FINLAND	6,903,715

FRANCE - 8.1%
410,163		AXA S.A.	6,245,404
161,097		BNP Paribas	6,852,149
22,795		Casino Guichard Perrachon S.A.	2,031,187
25,820		France Telecom S.A.	388,155
6,257		Icade	510,647
14,298		Michelin (C.G.D.E.) (Class B)	981,047
11,281	e	Neopost S.A.	797,585
91,744		Peugeot S.A.	1,697,612
39,517		Safran S.A.	1,232,755
106,753		Sanofi-Aventis	7,914,972
41,319		SCOR	1,040,838
9,686		Societe BIC S.A.	863,462
48,271		Societe Television Francaise 1	532,696
212,697		Total S.A.	11,273,311
2,301		Unibail	442,770
16,191		Vinci S.A.	753,306
292,159		Vivendi Universal S.A.	6,129,326
5,059		Wendel	377,166

		TOTAL FRANCE	50,064,388

GERMANY - 8.0%
57,754		Allianz AG.	6,366,659
101,954		BASF AG.	7,864,657
78,375		Bayerische Motoren Werke AG.	6,725,644
6,540		Deutsche Boerse AG.	384,600
294,743		Deutsche Lufthansa AG.	4,092,623
25,246		Hannover Rueckversicherung AG.	1,344,959
431,877		Infineon Technologies AG.	3,957,721
34,279	*	Kabel Deutschland Holding AG.	1,790,730
12,779		Muenchener Rueckver AG.	1,666,474
41,705		Porsche AG.	2,568,212
74,888		ProSiebenSat.1 Media AG.	1,763,767
7,311		SAP AG.	442,036
59,436		Siemens AG.	5,612,910
2,791		Suedzucker AG.	82,616
23,659		Volkswagen AG.	3,837,425
7,919	e	Wacker Chemie AG.	727,920

		TOTAL GERMANY	49,228,953

TIAA-CREF FUNDS - Enhanced International Equity Index Fund

SHARES		COMPANY	VALUE

HONG KONG - 2.8%
267,000		Cathay Pacific Airways Ltd	$528,014
325,000		Cheung Kong Holdings Ltd	4,371,012
108,000		CLP Holdings Ltd	883,698
21,000		Henderson Land Development Co Ltd	113,809
170,000		Kerry Properties Ltd	652,541
95,000		Lifestyle International Holdings Ltd	222,291
517,394		Link Real Estate Investment Trust	1,883,499
26,500		Orient Overseas International Ltd	138,009
418,446	e	Sun Hung Kai Properties Ltd	5,789,488
151,500		Swire Pacific Ltd (Class A)	1,683,717
135,700		Wharf Holdings Ltd	771,364
108,000		Wheelock & Co Ltd	344,598

		TOTAL HONG KONG	17,382,040

IRELAND - 0.2%
6,856		Kerry Group plc (Class A)	251,866
10,800	*	Ryanair Holdings plc (ADR)	362,232
19,559		Shire Ltd	649,300

		TOTAL IRELAND	1,263,398

ISRAEL - 0.6%
50,020		Bank Leumi Le-Israel	162,501
123,207		Bezeq Israeli Telecommunication Corp Ltd	212,830
1,890		Cellcom Israel Ltd	27,418
556		Delek Group Ltd	118,048
32,706		Israel Chemicals Ltd	341,363
49,389		Mizrahi Tefahot Bank Ltd	430,739
4,083		Partner Communications	33,635
58,912		Teva Pharmaceutical Industries Ltd	2,659,841

		TOTAL ISRAEL	3,986,375

ITALY - 2.0%
728,020		Banca Intesa S.p.A. RSP	1,090,583
1,499,323		Enel S.p.A.	6,140,907
7,497		ENI S.p.A.	166,110
2,883		Exor S.p.A.	66,634
5,400	e	Fiat S.p.A.	32,500
53,471		Mediaset S.p.A.	158,330
215,327	e	Pirelli & C S.p.A.	1,995,660
213,535		Snam Rete Gas S.p.A.	962,668
1,195,521		Telecom Italia RSP	1,006,220
843,441		Telecom Italia S.p.A.	859,510

		TOTAL ITALY	12,479,122

JAPAN - 20.9%
16,700		Aisin Seiki Co Ltd	528,680
185,000	e	All Nippon Airways Co Ltd	540,088
306,000		Aozora Bank Ltd	853,444
3,700	e	Asahi Breweries Ltd	82,017
227,000		Asahi Glass Co Ltd	1,851,669
492,000		Asahi Kasei Corp	3,122,825
61,000		Bridgestone Corp	1,395,745

TIAA-CREF FUNDS - Enhanced International Equity Index Fund

SHARES		COMPANY	VALUE

22,300		Brother Industries Ltd	$300,814
104,400		Canon, Inc	4,481,402
125		Central Japan Railway Co	1,076,055
24,000		Chiba Bank Ltd	149,350
38,300		Chubu Electric Power Co, Inc	705,602
114,000	e	Daido Steel Co Ltd	748,344
98,000	e	Daihatsu Motor Co Ltd	1,896,024
43,800	e	Eisai Co Ltd	1,815,545
6,000		FamilyMart Co Ltd	243,396
11,200		Fanuc Ltd	1,885,715
61,000		Gunma Bank Ltd	333,048
76,000		Hachijuni Bank Ltd	446,319
691,000	e	Hitachi Ltd	3,843,921
17,300		Honda Motor Co Ltd	597,050
33		Inpex Holdings, Inc	225,772
547,000		Ishikawajima-Harima Heavy Industries Co Ltd	1,440,423
426		Japan Retail Fund Investment Corp	619,229
7,500	e	JSR Corp	153,953
370		Jupiter Telecommunications Co	369,099
104,700		Kansai Electric Power Co, Inc	1,688,989
2,000		Kao Corp	52,720
1,002,000	e	Kawasaki Kisen Kaisha Ltd	1,900,982
441	e	KDDI Corp	2,800,543
57,100		Komatsu Ltd	1,610,288
125,900		Kuraray Co Ltd	1,833,581
4,100		Kyocera Corp	350,333
69,100		Kyushu Electric Power Co, Inc	994,096
28,100	e	Lawson, Inc	1,709,864
22,400		Makita Corp	847,693
298,000		Marubeni Corp	2,060,938
51,200		Matsushita Electric Industrial Co Ltd	414,496
242,000		Mitsubishi Chemical Holdings Corp	1,362,016
117,600		Mitsubishi Corp	2,689,312
189,000		Mitsubishi Electric Corp	1,701,657
776,000	*,e	Mitsubishi Motors Corp	939,424
1,001,400		Mitsubishi UFJ Financial Group, Inc	4,626,868
11,070		Mitsubishi UFJ Lease & Finance Co Ltd	464,364
127,900		Mitsui & Co Ltd	2,174,223
815,000		Mitsui Trust Holdings, Inc	2,556,734
39,000		NGK Insulators Ltd	501,576
56,000	e	NGK Spark Plug Co Ltd	692,550
77,500		NHK Spring Co Ltd	745,271
104,000		Nippon Steel Corp	255,711
58,700		Nippon Telegraph & Telephone Corp	2,944,699
627,300	e	Nissan Motor Co Ltd	5,942,601
288,000	e	Nisshin Steel Co Ltd	447,169
24,400	e	Nitto Denko Corp	868,285
39,100		NKSJ Holdings, Inc	853,734
79		Nomura Real Estate Office Fund, Inc	423,796
35,400		Nomura Research Institute Ltd	807,432
48,000		NTN Corp	198,042
76		NTT DoCoMo, Inc	135,146
4,570	e	ORIX Corp	428,288
61,600		Otsuka Holdings KK	1,746,692
482,300		Resona Holdings, Inc	2,155,800
773	e	SBI Holdings, Inc	58,474

TIAA-CREF FUNDS - Enhanced International Equity Index Fund

SHARES		COMPANY	VALUE

172,000		Sekisui Chemical Co Ltd	$1,510,082
240,000	e	Sekisui House Ltd	2,256,826
203,200		Seven & I Holdings Co Ltd	5,735,440
303,000		Shinsei Bank Ltd	342,544
160,000		Shizuoka Bank Ltd	1,646,086
14,000		Showa Denko KK	30,601
157,800		Showa Shell Sekiyu KK	1,083,760
50,100	e	Sumitomo Corp	722,119
161,000		Sumitomo Heavy Industries Ltd	1,033,462
8,000		Sumitomo Metal Mining Co Ltd	115,529
150,000	e	Sumitomo Mitsui Financial Group, Inc	4,797,042
53,700		Sumitomo Rubber Industries, Inc	640,804
14,900		Suzuki Motor Corp	340,548
107,800	e	Takeda Pharmaceutical Co Ltd	4,686,576
41,400		TDK Corp	1,977,246
141,600		Tohoku Electric Power Co, Inc	1,335,263
75,600		Tokyo Electron Ltd	4,309,604
103,000		Tokyu Corp	507,520
274,000		Tokyu Land Corp	1,141,549
110,000	e	TonenGeneral Sekiyu KK	1,050,055
35,000	e	Toray Industries, Inc	263,557
26,000	e	Toshiba Corp	110,585
48,600		Toyota Industries Corp	1,397,602
45,100		Toyota Motor Corp	1,663,400
89,900		Toyota Tsusho Corp	1,707,801
2,720		USS Co Ltd	260,167
66,400		West Japan Railway Co	2,821,463
52,050	e	Yamada Denki Co Ltd	3,330,177
35,000		Yamaguchi Financial Group, Inc	335,842

		TOTAL JAPAN	128,843,166

KAZAKHSTAN - 0.2%
89,547		Eurasian Natural Resources Corp	977,108

		TOTAL KAZAKHSTAN	977,108

MACAU - 0.1%
160,400	*	Sands China Ltd	540,406

		TOTAL MACAU	540,406

MEXICO - 0.1%
16,951		Fresnillo plc	464,505

		TOTAL MEXICO	464,505

NETHERLANDS - 5.2%
30,133		Boskalis Westminster	1,170,017
77,539		DSM NV	3,985,495
70,613		European Aeronautic Defence and Space Co	2,374,199
20,737		Heineken Holding NV	839,176
405,378		Koninklijke Ahold NV	5,379,412
208,825		Royal Dutch Shell plc (A Shares)	7,408,443
208,092		Royal Dutch Shell plc (B Shares)	7,605,158
30,304		Royal KPN NV	332,539
94,262		Unilever NV	3,141,324

		TOTAL NETHERLANDS	32,235,763

TIAA-CREF FUNDS - Enhanced International Equity Index Fund

SHARES		COMPANY	VALUE

NEW ZEALAND - 0.0%
31,959		Sky City Entertainment Group Ltd	$92,975

		TOTAL NEW ZEALAND	92,975

NORWAY - 1.2%
62,585	e	Gjensidige Forsikring BA	723,447
66,390	e	SeaDrill Ltd	2,472,089
28,015		Statoil ASA	705,339
159,813		Telenor ASA	2,606,740
18,085		Yara International ASA	729,341

		TOTAL NORWAY	7,236,956

PORTUGAL - 0.3%
575,788		Energias de Portugal S.A.	1,680,862

		TOTAL PORTUGAL	1,680,862

SINGAPORE - 1.8%
249,000		Ascendas Real Estate Investment Trust	368,798
5,650,000		Golden Agri-Resources Ltd	3,290,291
25,000		Jardine Cycle & Carriage Ltd	1,018,241
428,000		Keppel Corp Ltd	3,683,563
298,000		SembCorp Industries Ltd	1,127,025
94,000		United Overseas Land Ltd	343,091
1,209,000	e	Yangzijiang Shipbuilding	1,057,797

		TOTAL SINGAPORE	10,888,806

SPAIN - 3.3%
673,895		Banco Santander Central Hispano S.A.	5,262,370
306,221		Cintra Concesiones de Infraestructuras de Transporte S.A.	3,587,836
397,530		Corp Mapfre S.A.	1,323,985
12,528		Enagas	251,198
219,660		Gas Natural SDG S.A.	3,599,788
33,418		Inditex S.A.	2,920,276
49,500	e	Indra Sistemas S.A.	652,890
101,664		Repsol YPF S.A.	2,803,331

		TOTAL SPAIN	20,401,674

SWEDEN - 3.2%
46,564		Atlas Copco AB (A Shares)	1,110,314
279,814		Boliden AB	4,799,675
247,373		Ericsson (LM) (B Shares)	2,302,109
12,278		Getinge AB (B Shares)	334,034
49,960		Industrivarden AB	710,704
92,587		Investor AB (B Shares)	1,877,748
71,027		Skanska AB (B Shares)	1,243,545
21,834		Svenska Handelsbanken (A Shares)	656,731
29,092		Swedish Match AB	1,014,348
92,892		Tele2 AB (B Shares)	1,776,314
275,278		Volvo AB (B Shares)	3,573,421

		TOTAL SWEDEN	19,398,943

SWITZERLAND - 8.0%
19,729		Aryzta AG.	911,978
4,534		Baloise Holding AG.	348,179
4,165		Geberit AG.	861,993

TIAA-CREF FUNDS - Enhanced International Equity Index Fund

SHARES	COMPANY	VALUE

35,970	Julius Baer Holding AG.	$460,863
255,326	Nestle S.A.	14,651,637
222,962	Novartis AG.	12,100,894
5,757	Partners Group	1,007,839
68,245	Roche Holding AG.	11,578,067
77,464	STMicroelectronics NV	516,991
102,729	Swiss Re Ltd	5,590,273
1,191	Syngenta AG.	361,676
4,725	Transocean Ltd	225,110
2,451	Zurich Financial Services AG.	589,881

	TOTAL SWITZERLAND	49,205,381

UNITED KINGDOM - 19.8%
75,889	Admiral Group plc	1,125,304
66,058	Aggreko plc	2,185,119
7,837	ARM Holdings plc	75,426
170,156	AstraZeneca plc (ADR)	8,193,012
405,263	BAE Systems plc	1,969,375
97,145	Balfour Beatty plc	420,251
466,369	Barclays plc	1,563,762
230,172	BHP Billiton plc	7,737,654
289,411	BP plc (ADR)	13,286,859
194,969	British American Tobacco plc	8,977,972
196,420	British Sky Broadcasting plc	2,138,851
1,776,627	BT Group plc	5,715,538
18,170	Bunzl plc	246,815
47,137	Burberry Group plc	998,932
210,508	Diageo plc	4,659,369
629,920	GKN plc	2,086,104
171,693	GlaxoSmithKline plc	3,819,102
498,143	HSBC Holdings plc	4,162,041
68,163	Imperial Tobacco Group plc	2,441,075
92,777	Inmarsat plc	586,111
72,539	ITV plc	85,829
67,676	Kingfisher plc	273,249
202,570	Land Securities Group plc	2,154,768
1,681,138	Legal & General Group plc	3,059,281
89,103	Liberty International plc	454,555
49,854	London Stock Exchange Group plc	684,822
248,597	Marks & Spencer Group plc	1,282,421
358,854	National Grid plc	3,573,384
22,760	Next plc	940,601
279,410	Old Mutual plc	644,144
52,404	Petrofac Ltd	1,205,187
579,629	Prudential plc	6,411,283
17,962	Reckitt Benckiser Group plc	956,889
315,046	Resolution Ltd	1,357,387
162,674	Rio Tinto plc	9,799,697
125,122	Rolls-Royce Group plc	1,452,914
195,327	Sage Group plc	903,705
42,459	Schroders plc	971,055
127,461	Scottish & Southern Energy plc	2,459,224
506,633	Standard Life plc	1,741,934
176,921	Tate & Lyle plc	1,848,156
125,208	Tesco plc	631,367
56,605	Unilever plc	1,829,298

TIAA-CREF FUNDS - Enhanced International Equity Index Fund

SHARES		COMPANY	VALUE

138,543		Vodafone Group plc (ADR)	$3,753,130
33,386		Weir Group plc	1,031,461
42,891		WM Morrison Supermarkets plc	193,502

		TOTAL UNITED KINGDOM	122,087,915

UNITED STATES - 1.9%
220,000		iShares MSCI EAFE Index Fund	11,470,800

		TOTAL UNITED STATES	11,470,800

		TOTAL COMMON STOCKS	612,984,794

		(Cost $607,430,109)

SHORT-TERM INVESTMENTS - 5.4%
INVESTMENTS IN REGISTERED INVESTMENT COMPANIES - 5.4%
33,026,331	c	TIAA-CREF Short Term Lending Portfolio of the State Street
		Navigator Securities Lending Trust	33,026,331

		TOTAL INVESTMENTS IN REGISTERED INVESTMENT COMPANIES	33,026,331

		TOTAL SHORT-TERM INVESTMENTS	33,026,331

		(Cost $33,026,331)

		TOTAL INVESTMENTS - 105.0%	646,011,125
		(Cost $640,456,440)
		OTHER ASSETS & LIABILITIES, NET - (5.0)%	(30,925,942)

		NET ASSETS - 100.0%	$615,085,183

		Abbreviation(s):
		ADR American Depositary Receipt

	*	Non-income producing.
	c	Investments made with cash collateral received from securities on loan.
	e	All or a portion of these securities are out on loan. The aggregate value of securities on loan is $35,833,874.

TIAA-CREF FUNDS - Enhanced International Equity Index Fund

TIAA-CREF FUNDS
ENHANCED INTERNATIONAL EQUITY INDEX FUND
SUMMARY OF MARKET VALUES BY SECTOR (unaudited)
January 31, 2012

SECTOR	VALUE	% OF NET ASSETS

FINANCIALS	$146,099,349	23.7%
INDUSTRIALS	76,609,301	12.5
CONSUMER STAPLES	65,101,026	10.6
MATERIALS	63,679,535	10.3
CONSUMER DISCRETIONARY	62,033,771	10.1
HEALTH CARE	57,165,371	9.3
ENERGY	54,226,852	8.8
TELECOMMUNICATION SERVICES	34,519,024	5.6
INFORMATION TECHNOLOGY	27,272,105	4.4
UTILITIES	26,278,460	4.3
SHORT - TERM INVESTMENTS	33,026,331	5.4
OTHER ASSETS & LIABILITIES, NET	(30,925,942)	(5.0)

NET ASSETS	$615,085,183	100.0%

TIAA-CREF FUNDS - Enhanced Large-Cap Growth Index Fund

TIAA-CREF FUNDS
ENHANCED LARGE-CAP GROWTH INDEX FUND
SCHEDULE OF INVESTMENTS (unaudited)
January 31, 2012

SHARES		COMPANY	VALUE

COMMON STOCKS - 99.8%

AUTOMOBILES & COMPONENTS - 0.1%
2,700	*	BorgWarner, Inc	$201,501
60,032		Ford Motor Co	745,597

		TOTAL AUTOMOBILES & COMPONENTS	947,098

BANKS - 0.3%
23,185		People’s United Financial, Inc	285,871
82,600		Wells Fargo & Co	2,412,746

		TOTAL BANKS	2,698,617

CAPITAL GOODS - 10.3%
4,203		Alliant Techsystems, Inc	249,700
74,288		Ametek, Inc	3,491,536
80,791	*	BE Aerospace, Inc	3,409,380
103,513		Boeing Co	7,678,594
104,735		Caterpillar, Inc	11,428,683
93,025		Chicago Bridge & Iron Co NV (ADR)	3,961,005
2,854		Cooper Industries plc	168,728
68,124		Cummins, Inc	7,084,896
35,554		Danaher Corp	1,866,941
1,851		Deere & Co	159,464
2,323		Donaldson Co, Inc	167,953
2,095		Dover Corp	132,844
52,973		Eaton Corp	2,597,266
49,733		Emerson Electric Co	2,555,282
105,409		Fluor Corp	5,928,202
27,289		Gardner Denver, Inc	2,035,759
1,000		Goodrich Corp	124,750
143,088		Honeywell International, Inc	8,304,827
55,413		Joy Global, Inc	5,025,405
5,857		KBR, Inc	188,244
3,132		Kennametal, Inc	135,021
2,854		Lincoln Electric Holdings, Inc	122,579
1,518		Lockheed Martin Corp	124,962
16,200		MSC Industrial Direct Co (Class A)	1,231,524
18,072	*	Navistar International Corp	782,337
13,498		Nordson Corp	611,999
1,400		Paccar, Inc	61,880
43		Pall Corp	2,566
82,371		Parker Hannifin Corp	6,645,692
25,634		Precision Castparts Corp	4,195,773
12,780		Rockwell Automation, Inc	995,179
13,049		Rockwell Collins, Inc	755,407
23,634		Roper Industries, Inc	2,207,179
4,923	*	Thomas & Betts Corp	351,453

TIAA-CREF FUNDS - Enhanced Large-Cap Growth Index Fund

SHARES		COMPANY	VALUE

1,982		Timken Co	$96,781
1,950		Toro Co	123,611
23,933		United Technologies Corp	1,875,151
858		Valmont Industries, Inc	90,013
62,709	*	WABCO Holdings, Inc	3,251,462
1,367	*	WESCO International, Inc	85,957
24,812		Westinghouse Air Brake Technologies Corp	1,706,817

		TOTAL CAPITAL GOODS	92,012,802

COMMERCIAL & PROFESSIONAL SERVICES - 0.7%
1,785		Avery Dennison Corp	48,463
1,081		Dun & Bradstreet Corp	89,518
1,900	*	IHS, Inc (Class A)	170,012
79,000	*	Nielsen Holdings NV	2,289,420
2,344	*	Stericycle, Inc	196,943
3,341		Towers Watson & Co	199,792
82,555	*	Verisk Analytics, Inc	3,307,978

		TOTAL COMMERCIAL & PROFESSIONAL SERVICES	6,302,126

CONSUMER DURABLES & APPAREL - 2.8%
127,900		Coach, Inc	8,959,395
3,100	*	Deckers Outdoor Corp	250,635
2,800	e	Garmin Ltd	116,760
2,497		Harman International Industries, Inc	105,373
118,311		Mattel, Inc	3,667,641
31,439		Nike, Inc (Class B)	3,269,342
10,000		Phillips-Van Heusen Corp	771,900
38,564		Polaris Industries, Inc	2,483,522
784		Ralph Lauren Corp	119,168
49,046	*	Tempur-Pedic International, Inc	3,271,859
31,790		Tupperware Corp	1,997,684

		TOTAL CONSUMER DURABLES & APPAREL	25,013,279

CONSUMER SERVICES - 4.3%
2,754	*	Apollo Group, Inc (Class A)	144,337
5,467		Brinker International, Inc	141,322
838	*	Chipotle Mexican Grill, Inc (Class A)	307,789
2,735		Choice Hotels International, Inc	99,390
1,663		Darden Restaurants, Inc	76,282
6,449		H&R Block, Inc	105,506
33,800	*,e	ITT Educational Services, Inc	2,226,406
66,300	*	Las Vegas Sands Corp	3,255,993
6,320		Marriott International, Inc (Class A)	217,724
1,132	*	Marriott Vacations Worldwide Corp	23,489
116,099		McDonald’s Corp	11,499,605
30,110	*	Panera Bread Co (Class A)	4,463,808
168,444		Starbucks Corp	8,073,521
2,100		Starwood Hotels & Resorts Worldwide, Inc	113,904
3,900	e	Weight Watchers International, Inc	296,907
1,700		Wynn Resorts Ltd	195,891
115,400		Yum! Brands, Inc	7,308,282

		TOTAL CONSUMER SERVICES	38,550,156

TIAA-CREF FUNDS - Enhanced Large-Cap Growth Index Fund

SHARES		COMPANY	VALUE

DIVERSIFIED FINANCIALS - 1.7%
44,734	*	Affiliated Managers Group, Inc	$4,496,214
97,424		American Express Co	4,884,840
1,052		BlackRock, Inc	191,464
62,794		Discover Financial Services	1,706,741
1,256		Franklin Resources, Inc	133,262
2,761	*,e	Green Dot Corp	78,357
9,651		Moody’s Corp	359,307
85,100		NYSE Euronext	2,260,256
1,000		T Rowe Price Group, Inc	57,840
36,354		Waddell & Reed Financial, Inc (Class A)	997,917

		TOTAL DIVERSIFIED FINANCIALS	15,166,198

ENERGY - 9.8%
2,011	*	Alpha Natural Resources, Inc	40,461
68,781		Anadarko Petroleum Corp	5,552,002
3,612		Apache Corp	357,155
6,100		Arch Coal, Inc	88,023
3,200	*	Atwood Oceanics, Inc	147,136
102,200	*	Cameron International Corp	5,437,040
1,000	e	CARBO Ceramics, Inc	97,250
77,791		Chevron Corp	8,018,696
1,104		Cimarex Energy Co	64,452
38,514	*	Concho Resources, Inc	4,107,903
2,000	*,e	Continental Resources, Inc	161,360
11,455	e	Core Laboratories NV	1,216,865
2,642	e	Diamond Offshore Drilling, Inc	164,597
18,096	*	Dresser-Rand Group, Inc	927,058
57,400		El Paso Corp	1,542,338
430,081		Exxon Mobil Corp	36,014,984
59,544		Halliburton Co	2,190,028
71,395		Helmerich & Payne, Inc	4,405,785
53,335		Holly Corp	1,564,849
1,100	e	Kinder Morgan, Inc	35,717
19,812		Murphy Oil Corp	1,180,795
2,111		Noble Energy, Inc	212,514
66,400		Occidental Petroleum Corp	6,624,728
2,405		Oceaneering International, Inc	116,859
853	*	Oil States International, Inc	67,976
3,150		Patterson-UTI Energy, Inc	59,441
3,900		Peabody Energy Corp	132,951
7,800	e	RPC, Inc	118,950
82,404		Schlumberger Ltd	6,194,308
35,693	*,e	Superior Energy Services	1,017,607
3,900	*	Whiting Petroleum Corp	195,351

		TOTAL ENERGY	88,055,179

FOOD & STAPLES RETAILING - 1.7%
85,218		Costco Wholesale Corp	7,010,885
49,901		Kroger Co	1,185,648
9,199		Walgreen Co	306,879

TIAA-CREF FUNDS - Enhanced Large-Cap Growth Index Fund

SHARES		COMPANY	VALUE

57,450		Wal-Mart Stores, Inc	$3,525,132
46,447		Whole Foods Market, Inc	3,438,471

		TOTAL FOOD & STAPLES RETAILING	15,467,015

FOOD, BEVERAGE & TOBACCO - 8.0%
2,449		Altria Group, Inc	69,552
2,055		Brown-Forman Corp (Class B)	166,887
2,530		Campbell Soup Co	80,201
211,495		Coca-Cola Co	14,282,256
202,604		Coca-Cola Enterprises, Inc	5,427,761
66,719		ConAgra Foods, Inc	1,779,396
58,887		Corn Products International, Inc	3,267,640
74,453	e	Diamond Foods, Inc	2,705,622
6,147		Dr Pepper Snapple Group, Inc	238,627
5,587		Flowers Foods, Inc	108,108
1,060		General Mills, Inc	42,220
93,327		Hershey Co	5,700,413
5,055		Hormel Foods Corp	145,483
46,302		Mead Johnson Nutrition Co	3,430,515
48,986	*	Monster Beverage Corp	5,119,527
103,231		PepsiCo, Inc	6,779,180
295,928		Philip Morris International, Inc	22,126,536
2,157		Reynolds American, Inc	84,619
6,771		Sara Lee Corp	129,665

		TOTAL FOOD, BEVERAGE & TOBACCO	71,684,208

HEALTH CARE EQUIPMENT & SERVICES - 4.3%
14,886	*	Amerigroup Corp	1,012,397
4,447		AmerisourceBergen Corp	173,300
4,229		Bard (C.R.), Inc	391,267
112,105		Baxter International, Inc	6,219,586
2,349		Becton Dickinson & Co	184,185
93,834		Cardinal Health, Inc	4,037,676
2,356	*	Catalyst Health Solutions, Inc	129,015
31,339	*	Cerner Corp	1,908,232
12,252		Cooper Cos, Inc	883,859
26,700		Covidien plc	1,375,050
10,700	*	DaVita, Inc	875,367
104,660	*	Express Scripts, Inc	5,354,405
21,433		Hill-Rom Holdings, Inc	707,503
50,179	*	Idexx Laboratories, Inc	4,244,642
8,000	*	Intuitive Surgical, Inc	3,679,280
7,225		McKesson Corp	590,427
6,245	*	Medco Health Solutions, Inc	387,315
3,944		Medtronic, Inc	152,120
7,566		Patterson Cos, Inc	243,701
2,400	*	Sirona Dental Systems, Inc	116,040
296		St. Jude Medical, Inc	12,346
38,200	*	SXC Health Solutions Corp	2,408,892
21,000	*	Thoratec Corp	617,400
40,621	*	Varian Medical Systems, Inc	2,675,705

		TOTAL HEALTH CARE EQUIPMENT & SERVICES	38,379,710

TIAA-CREF FUNDS - Enhanced Large-Cap Growth Index Fund

SHARES		COMPANY	VALUE

HOUSEHOLD & PERSONAL PRODUCTS - 2.3%
1,300		Clorox Co	$89,258
115,282		Colgate-Palmolive Co	10,458,383
94,454		Estee Lauder Cos (Class A)	5,471,720
70,732		Herbalife Ltd	4,093,968

		TOTAL HOUSEHOLD & PERSONAL PRODUCTS	20,113,329

INSURANCE - 0.0%
5,787		Erie Indemnity Co (Class A)	443,689

		TOTAL INSURANCE	443,689

MATERIALS - 5.7%
6,672		Ball Corp	261,943
13,000		Barrick Gold Corp	640,380
3,075		Celanese Corp (Series A)	149,783
45,729		CF Industries Holdings, Inc	8,111,410
76,369		Cleveland-Cliffs, Inc	5,517,660
721		Compass Minerals International, Inc	52,683
150,228		Du Pont (E.I.) de Nemours & Co	7,645,103
20,990		Eastman Chemical Co	1,056,217
45,253		Ecolab, Inc	2,735,091
1,100		FMC Corp	101,948
134,235		Freeport-McMoRan Copper & Gold, Inc (Class B)	6,203,000
24,240		LyondellBasell Industries AF S.C.A	1,044,744
150,721		Monsanto Co	12,366,658
13,819		Mosaic Co	773,449
12,317		PPG Industries, Inc	1,103,357
7,322	*	Rockwood Holdings, Inc	369,761
1,667	e	Scotts Miracle-Gro Co (Class A)	78,949
14,000		Sherwin-Williams Co	1,365,420
5,800	*	Solutia, Inc	159,500
26,639	*	US Silica Holdings Inc	452,863
13,266		Walter Energy, Inc	917,079
1,600	e	Westlake Chemical Corp	93,520

		TOTAL MATERIALS	51,200,518

MEDIA - 2.0%
2,000	*	AMC Networks, Inc	85,520
49,401		Cablevision Systems Corp (Class A)	718,785
23,797		CBS Corp (Class B)	677,739
13,600		Comcast Corp (Class A)	361,624
106,225	*	DIRECTV	4,781,186
120,955		DISH Network Corp (Class A)	3,377,064
736		Interpublic Group of Cos, Inc	7,603
7,196		Scripps Networks Interactive (Class A)	312,019
321,000	*,e	Sirius XM Radio, Inc	670,890
144,996		Viacom, Inc (Class B)	6,820,611

		TOTAL MEDIA	17,813,041

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 6.9%
213,032		Abbott Laboratories	11,535,682

TIAA-CREF FUNDS - Enhanced Large-Cap Growth Index Fund

SHARES		COMPANY	VALUE

161,512	*	Agilent Technologies, Inc	$6,859,414
46,800	*	Alexion Pharmaceuticals, Inc	3,592,368
67,100		Allergan, Inc	5,898,761
46,492	*	Biogen Idec, Inc	5,482,337
19,245	*	BioMarin Pharmaceuticals, Inc	686,469
104,542	*	Celgene Corp	7,600,203
115,751		Eli Lilly & Co	4,599,945
190,132	*	Gilead Sciences, Inc	9,286,047
1,211		Johnson & Johnson	79,817
13,011	*	Mettler-Toledo International, Inc	2,283,431
10,800	*	Mylan Laboratories, Inc	224,100
7,925	*	Myriad Genetics, Inc	187,506
157	*	United Therapeutics Corp	7,721
1,768	*	Waters Corp	153,056
58,471	*	Watson Pharmaceuticals, Inc	3,428,155

		TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES	61,905,012

REAL ESTATE - 1.0%
49,663		Apartment Investment & Management Co (Class A)	1,219,723
20,601		Camden Property Trust	1,328,765
22,056		Digital Realty Trust, Inc	1,562,888
2,969		Jones Lang LaSalle, Inc	233,838
62,414		Rayonier, Inc	2,854,192
13,971		Simon Property Group, Inc	1,898,100
1,200		Ventas, Inc	69,972

		TOTAL REAL ESTATE	9,167,478

RETAILING - 5.9%
120		Aaron’s, Inc	3,193
54,543		Advance Auto Parts, Inc	4,180,176
38,445	*	Amazon.com, Inc	7,475,246
15,923	*	Autozone, Inc	5,539,293
86,128	*	Bed Bath & Beyond, Inc	5,227,970
2,153	*	Big Lots, Inc	85,022
2,661		Dick’s Sporting Goods, Inc	109,660
1,100	*	Dollar Tree, Inc	93,291
1,380		DSW, Inc (Class A)	68,959
3,555	e	Expedia, Inc	115,075
17,100		Genuine Parts Co	1,090,638
166,265		Home Depot, Inc	7,380,502
2,723		Kohl’s Corp	125,231
66,572		Macy’s, Inc	2,242,810
3,800		Nordstrom, Inc	187,644
29,680	*	O’Reilly Automotive, Inc	2,419,217
6,346	*	Priceline.com, Inc	3,360,080
12,978		Ross Stores, Inc	659,542
7,000	*	Sally Beauty Holdings, Inc	144,340
4,713		Target Corp	239,468
24,100		Tiffany & Co	1,537,580
108,249		TJX Companies, Inc	7,376,087
37,617		Tractor Supply Co	3,038,325
2,455	*	TripAdvisor, Inc	80,794

TIAA-CREF FUNDS - Enhanced Large-Cap Growth Index Fund

SHARES		COMPANY	VALUE

900	*	Ulta Salon Cosmetics & Fragrance, Inc	$68,598
1,701		Williams-Sonoma, Inc	60,998

		TOTAL RETAILING	52,909,739

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 2.3%
4,901		Altera Corp	195,011
2,458		Analog Devices, Inc	96,182
2,600		Applied Materials, Inc	31,928
227,682		Avago Technologies Ltd	7,727,526
62,900		Broadcom Corp (Class A)	2,159,986
12,200		Cypress Semiconductor Corp	209,779
24,000		Kla-Tencor Corp	1,227,120
74,312	*	Lam Research Corp	3,164,948
565	e	Microchip Technology, Inc	20,854
9,317	*	Nvidia Corp	137,612
694,300	*	ON Semiconductor Corp	6,040,410
1,109		Xilinx, Inc	39,758

		TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT	21,051,114

SOFTWARE & SERVICES - 16.7%
125,685		Accenture plc	7,206,778
1,500	*	Alliance Data Systems Corp	166,200
44,993	*	Aspen Technology, Inc	810,324
109,057	*	Autodesk, Inc	3,926,052
2,300		Automatic Data Processing, Inc	125,994
187,670	*	BMC Software, Inc	6,801,161
46,069	*	Citrix Systems, Inc	3,004,159
65,700	*	Cognizant Technology Solutions Corp (Class A)	4,713,975
7,495		DST Systems, Inc	365,831
7,100	*	eBay, Inc	224,360
38,134	*	Electronic Arts, Inc	708,148
110,767	*	Fortinet, Inc	2,526,595
31,292	*	Gartner, Inc	1,186,280
52,439		Global Payments, Inc	2,622,999
35,668	*	Google, Inc (Class A)	20,691,363
142,340		International Business Machines Corp	27,414,684
3,069		Intuit, Inc	173,214
4,365		Lender Processing Services, Inc	72,590
20,146		Mastercard, Inc (Class A)	7,163,313
51,544	*	Micros Systems, Inc	2,562,252
809,264		Microsoft Corp	23,897,567
6,500	*	NeuStar, Inc (Class A)	237,315
404,140		Oracle Corp	11,396,748
21,700	*	Rackspace Hosting, Inc	941,997
31,000	*	Red Hat, Inc	1,437,470
10,800	*	SAIC, Inc	138,888
13,100	*	Salesforce.com, Inc	1,530,080
12,702	*,e	Sina Corp	892,570
2,713		Solera Holdings, Inc	129,600
454,686	*	Symantec Corp	7,816,052
8,600	*	Synopsys, Inc	250,948
3,073	*	Teradata Corp	164,590

TIAA-CREF FUNDS - Enhanced Large-Cap Growth Index Fund

SHARES		COMPANY	VALUE

92,900	*	TIBCO Software, Inc	$2,421,903
35,740	*	VeriFone Systems, Inc	1,526,098
44,401	*	VMware, Inc (Class A)	4,052,479
20,974		Western Union Co	400,603

		TOTAL SOFTWARE & SERVICES	149,701,180

TECHNOLOGY HARDWARE & EQUIPMENT - 9.5%
133,136	*	Apple, Inc	60,773,921
60,899	*	Dell, Inc	1,049,290
38,431	*	EMC Corp	989,983
29,602	*	F5 Networks, Inc	3,544,543
39,300	*,e	Fusion-io, Inc	908,223
3,303		Harris Corp	135,423
847	*	IPG Photonics Corp	44,713
61,008		Jabil Circuit, Inc	1,382,441
4,677	*	NetApp, Inc	176,510
97,822	*	QLogic Corp	1,694,277
206,043		Qualcomm, Inc	12,119,450
47,697	*	Trimble Navigation Ltd	2,233,651

		TOTAL TECHNOLOGY HARDWARE & EQUIPMENT	85,052,425

TELECOMMUNICATION SERVICES - 1.7%
92,159		American Tower Corp	5,853,019
15,699	*	Crown Castle International Corp	761,088
20,673	*	MetroPCS Communications, Inc	182,749
18,617	*	NII Holdings, Inc (Class B)	374,388
212,979		Verizon Communications, Inc	8,020,789

		TOTAL TELECOMMUNICATION SERVICES	15,192,033

TRANSPORTATION - 1.8%
1,054		CH Robinson Worldwide, Inc	72,557
36,485		Copa Holdings S.A. (Class A)	2,486,088
8,800		CSX Corp	198,440
2,693		Expeditors International Washington, Inc	120,242
2,000		FedEx Corp	182,980
7,260		J.B. Hunt Transport Services, Inc	370,768
19,000	*	Kansas City Southern Industries, Inc	1,304,160
33,419		Landstar System, Inc	1,709,382
10,973		Southwest Airlines Co	105,121
44,959		Union Pacific Corp	5,139,263
59,099		United Parcel Service, Inc (Class B)	4,470,840

		TOTAL TRANSPORTATION	16,159,841

UTILITIES - 0.0%
500		National Fuel Gas Co	25,140
200		Oneok, Inc	16,632

		TOTAL UTILITIES	41,772

		TOTAL COMMON STOCKS	895,027,559

		(Cost $736,590,321)

TIAA-CREF FUNDS - Enhanced Large-Cap Growth Index Fund

SHARES		COMPANY	VALUE

SHORT-TERM INVESTMENTS - 1.1%
INVESTMENTS IN REGISTERED INVESTMENT COMPANIES - 1.1%
		TIAA-CREF Short Term Lending Portfolio of the State Street
9,903,628	c	Navigator Securities Lending Trust	9,903,628

		TOTAL INVESTMENTS IN REGISTERED INVESTMENT COMPANIES	9,903,628

		TOTAL SHORT-TERM INVESTMENTS	$9,903,628

		(Cost $9,903,628)

		TOTAL INVESTMENTS - 100.9%	904,931,187
		(Cost $746,493,949)
		OTHER ASSETS & LIABILITIES, NET - (0.9)%	(8,273,326)

		NET ASSETS - 100.0%	$896,657,861

		Abbreviation(s):
		ADR American Depositary Receipt

	*	Non-income producing.
	c	Investments made with cash collateral received from securities on loan.
	e	All or a portion of these securities are out on loan. The aggregate value of securities on loan is $9,606,745.

TIAA-CREF FUNDS - Enhanced Large-Cap Value Index Fund

TIAA-CREF FUNDS
ENHANCED LARGE-CAP VALUE INDEX FUND
SCHEDULE OF INVESTMENTS (unaudited)
January 31, 2012

SHARES		COMPANY	VALUE

COMMON STOCKS - 99.9%

AUTOMOBILES & COMPONENTS - 0.9%
11,150		Autoliv, Inc	$703,454
6,000	*	BorgWarner, Inc	447,780
281,360		Ford Motor Co	3,494,491
60,000	*	Goodyear Tire & Rubber Co	780,000
34,380		Lear Corp	1,440,522
35,191	*	TRW Automotive Holdings Corp	1,320,366

		TOTAL AUTOMOBILES & COMPONENTS	8,186,613

BANKS - 5.3%
119,900		BB&T Corp	3,260,081
30,964		Commerce Bancshares, Inc	1,202,022
136,380		East West Bancorp, Inc	2,994,905
178,838		Fifth Third Bancorp	2,326,682
259,016		Huntington Bancshares, Inc	1,478,981
175,400		Keycorp	1,362,858
69,039		People’s United Financial, Inc	851,251
109,390		PNC Financial Services Group, Inc	6,445,259
124,400		US Bancorp	3,510,568
793,938		Wells Fargo & Co	23,190,930

		TOTAL BANKS	46,623,537

CAPITAL GOODS - 5.9%
69,497	*	AGCO Corp	3,539,481
22,110	*	BE Aerospace, Inc	933,042
16,300		Carlisle Cos, Inc	777,999
46,000		Chicago Bridge & Iron Co NV (ADR)	1,958,681
15,240		Crane Co	731,520
15,640		Cummins, Inc	1,626,560
6,000		Donaldson Co, Inc	433,800
13,100		Dover Corp	830,671
10,000		Eaton Corp	490,300
14,468		Fluor Corp	813,680
44,980	*	Fortune Brands Home & Security, Inc	835,279
11,400		Gardner Denver, Inc	850,440
892,400		General Electric Co	16,696,803
15,300		Honeywell International, Inc	888,012
20,240		Joy Global, Inc	1,835,565
57,331		KBR, Inc	1,842,618
15,190		Lincoln Electric Holdings, Inc	652,411
14,500		Lockheed Martin Corp	1,193,640
23,999	*	Navistar International Corp	1,038,917
33,690		Northrop Grumman Corp	1,955,704
4,172	*	Owens Corning, Inc	140,805
11,270		Parker Hannifin Corp	909,264

TIAA-CREF FUNDS - Enhanced Large-Cap Value Index Fund

SHARES		COMPANY	VALUE

47,800	*	Quanta Services, Inc	$1,032,480
19,750		Raytheon Co	947,803
5,140	*	Thomas & Betts Corp	366,945
8,690	*	TransDigm Group, Inc	908,366
83,090		Tyco International Ltd	4,233,436
47,000	*	URS Corp	1,934,050
11,890		Westinghouse Air Brake Technologies Corp	817,913

		TOTAL CAPITAL GOODS	51,216,185

COMMERCIAL & PROFESSIONAL SERVICES - 0.1%
5,000	*	Stericycle, Inc	420,100
22,590	*	Verisk Analytics, Inc	905,181

		TOTAL COMMERCIAL & PROFESSIONAL SERVICES	1,325,281

CONSUMER DURABLES & APPAREL - 2.4%
18,330		Coach, Inc	1,284,017
9,000	*	Deckers Outdoor Corp	727,650
96,390		DR Horton, Inc	1,341,749
33,380	e	Garmin Ltd	1,391,946
23,110		Harman International Industries, Inc	975,242
35,511		Jarden Corp	1,196,366
23,380		Leggett & Platt, Inc	501,735
55,400	e	Lennar Corp (Class A)	1,190,546
12,000		Mattel, Inc	372,000
1,820	*	NVR, Inc	1,261,715
17,623		Phillips-Van Heusen Corp	1,360,319
20,640		Polaris Industries, Inc	1,329,216
6,000		Ralph Lauren Corp	912,000
13,031	*	Tempur-Pedic International, Inc	869,298
41,260	*	Toll Brothers, Inc	899,881
6,600	*	Under Armour, Inc (Class A)	525,492
20,938		VF Corp	2,753,137
25,750		Whirlpool Corp	1,398,739

		TOTAL CONSUMER DURABLES & APPAREL	20,291,048

CONSUMER SERVICES - 0.6%
14,500	*	Apollo Group, Inc (Class A)	759,945
32,790		Brinker International, Inc	847,622
16,300	*	Hyatt Hotels Corp	694,706
12,900	*	Las Vegas Sands Corp	633,519
65,100		Service Corp International	722,610
41,088		Wyndham Worldwide Corp	1,633,658

		TOTAL CONSUMER SERVICES	5,292,060

DIVERSIFIED FINANCIALS - 9.6%
18,900	*	Affiliated Managers Group, Inc	1,899,639
36,880		Ameriprise Financial, Inc	1,974,924
801,500		Bank of America Corp	5,714,695
163,989		Capital One Financial Corp	7,502,497
315,750		Citigroup, Inc	9,699,840
157,540		Discover Financial Services	4,281,937
119,381	*	E*Trade Financial Corp	977,730

TIAA-CREF FUNDS - Enhanced Large-Cap Value Index Fund

SHARES		COMPANY	VALUE

8,399		Franklin Resources, Inc	$891,134
78,310		Goldman Sachs Group, Inc	8,729,216
78,000		Invesco Ltd	1,760,460
87,000		iShares Russell 1000 Value Index Fund	5,734,170
12,000		Janus Capital Group, Inc	94,440
625,410		JPMorgan Chase & Co	23,327,793
92,400		Morgan Stanley	1,723,260
14,000	*	Nasdaq Stock Market, Inc	346,920
57,000		PowerShares QQQ Trust Series	3,449,070
38,300		Raymond James Financial, Inc	1,340,500
109,000		State Street Corp	4,270,620

		TOTAL DIVERSIFIED FINANCIALS	83,718,845

ENERGY - 12.6%
53,800	*	Alpha Natural Resources, Inc	1,082,456
75,750		Anadarko Petroleum Corp	6,114,540
24,638	*	Atwood Oceanics, Inc	1,132,855
51,750		Baker Hughes, Inc	2,542,478
24,800	*	Cameron International Corp	1,319,360
275,750		Chevron Corp	28,424,310
7,831	*	Concho Resources, Inc	835,254
170,610		ConocoPhillips	11,637,308
10,888	*,e	Continental Resources, Inc	878,444
18,900	*	CVR Energy, Inc	471,366
15,330	*	Dresser-Rand Group, Inc	785,356
43,159		El Paso Corp	1,159,682
32,888		Ensco International plc (ADR)	1,731,224
166,000		Exxon Mobil Corp	13,900,840
21,680	*	Helix Energy Solutions Group, Inc	356,636
14,640		Helmerich & Payne, Inc	903,434
62,899		Hess Corp	3,541,214
174,500		Marathon Oil Corp	5,477,555
20,400		Marathon Petroleum Corp	779,688
66,000		National Oilwell Varco, Inc	4,882,680
5,000		Noble Energy, Inc	503,350
95,750		Occidental Petroleum Corp	9,552,978
3,000		Pioneer Natural Resources Co	297,900
11,839		SEACOR Holdings, Inc	1,083,624
48,500		Spectra Energy Corp	1,527,265
13,089		St. Mary Land & Exploration Co	950,000
14,950	*	Stone Energy Corp	419,348
52,400	*	Tesoro Corp	1,311,572
111,000		Valero Energy Corp	2,662,890
20,000		W&T Offshore, Inc	432,200
98,560		Williams Cos, Inc	2,840,499
25,153	*	WPX Energy, Inc	414,521

		TOTAL ENERGY	109,952,827

FOOD & STAPLES RETAILING - 0.4%
16,140		Costco Wholesale Corp	1,327,837
18,750		CVS Corp	782,813

TIAA-CREF FUNDS - Enhanced Large-Cap Value Index Fund

SHARES		COMPANY	VALUE

18,400		Kroger Co	$437,184
57,550	e	Supervalu, Inc	397,671
11,740		Whole Foods Market, Inc	869,112

		TOTAL FOOD & STAPLES RETAILING	3,814,617

FOOD, BEVERAGE & TOBACCO - 4.8%
27,500		Archer Daniels Midland Co	787,325
20,800		Beam, Inc	1,088,048
7,180		Brown-Forman Corp (Class B)	583,088
40,000		Coca-Cola Enterprises, Inc	1,071,600
78,240		ConAgra Foods, Inc	2,086,661
16,770		Corn Products International, Inc	930,567
61,600	*	Dean Foods Co	662,816
37,644	e	Diamond Foods, Inc	1,367,983
20,100		General Mills, Inc	800,583
26,400		Hershey Co	1,612,512
37,631		Hormel Foods Corp	1,083,020
26,000		J.M. Smucker Co	2,048,280
223,810		Kraft Foods, Inc (Class A)	8,571,922
37,500		Lorillard, Inc	4,027,125
32,750		Mead Johnson Nutrition Co	2,426,448
8,448	*	Monster Beverage Corp	882,900
67,500		Philip Morris International, Inc	5,046,975
16,020	*	Ralcorp Holdings, Inc	1,400,949
50,400		Reynolds American, Inc	1,977,192
13,000		Sara Lee Corp	248,950
74,890	*	Smithfield Foods, Inc	1,672,294
86,100		Tyson Foods, Inc (Class A)	1,604,904

		TOTAL FOOD, BEVERAGE & TOBACCO	41,982,142

HEALTH CARE EQUIPMENT & SERVICES - 3.6%
27,870		Aetna, Inc	1,217,919
14,750	*	Amerigroup Corp	1,003,148
22,500		Baxter International, Inc	1,248,300
48,860		Cardinal Health, Inc	2,102,446
15,700		Cooper Cos, Inc	1,132,598
20,400		Covidien plc	1,050,600
14,860		Dentsply International, Inc	560,816
48,100	*	Health Net, Inc	1,815,294
70,800		Humana, Inc	6,302,616
2,720	*	Intuitive Surgical, Inc	1,250,956
214,500		UnitedHealth Group, Inc	11,108,954
43,600		WellPoint, Inc	2,804,352

		TOTAL HEALTH CARE EQUIPMENT & SERVICES	31,597,999

HOUSEHOLD & PERSONAL PRODUCTS - 2.2%
36,331		Church & Dwight Co, Inc	1,648,337
15,540		Clorox Co	1,066,976
16,240		Colgate-Palmolive Co	1,473,293
13,620		Estee Lauder Cos (Class A)	789,007
18,300		Kimberly-Clark Corp	1,309,548
202,580		Procter & Gamble Co	12,770,644

TIAA-CREF FUNDS - Enhanced Large-Cap Value Index Fund

SHARES		COMPANY	VALUE

		TOTAL HOUSEHOLD & PERSONAL PRODUCTS	$19,057,805

INSURANCE - 6.2%
61,390		ACE Ltd	4,272,744
95,400		Aflac, Inc	4,601,142
30,181		Allied World Assurance Co Holdings Ltd	1,857,037
91,918		American Financial Group, Inc	3,370,633
40,980	*	Arch Capital Group Ltd	1,477,329
73,180		Aspen Insurance Holdings Ltd	1,943,661
78,390		Assured Guaranty Ltd	1,215,829
60,000		Axis Capital Holdings Ltd	1,846,800
115,300	*	Berkshire Hathaway, Inc (Class B)	9,036,060
50,540		Chubb Corp	3,406,901
77,720		Fidelity National Title Group, Inc (Class A)	1,413,727
121,100	*	Genworth Financial, Inc (Class A)	933,681
88,008		Principal Financial Group	2,403,498
40,500		Protective Life Corp	1,012,905
107,898		Prudential Financial, Inc	6,176,082
23,670		RenaissanceRe Holdings Ltd	1,730,514
32,550		Torchmark Corp	1,486,559
73,880		UnumProvident Corp	1,686,680
105,400		Validus Holdings Ltd	3,380,178
38,900		W.R. Berkley Corp	1,333,103

		TOTAL INSURANCE	54,585,063

MATERIALS - 3.2%
15,000		Cabot Corp	543,000
14,500		Carpenter Technology Corp	760,960
9,000		Celanese Corp (Series A)	438,390
16,175		CF Industries Holdings, Inc	2,869,121
42,400		Cleveland-Cliffs, Inc	3,063,400
29,500		Domtar Corp	2,548,210
17,750		Du Pont (E.I.) de Nemours & Co	903,298
38,308		Freeport-McMoRan Copper & Gold, Inc (Class B)	1,770,213
71,990		International Paper Co	2,241,769
58,990		LyondellBasell Industries AF S.C.A	2,542,469
21,510		MeadWestvaco Corp	633,254
16,400		Monsanto Co	1,345,620
23,100		Mosaic Co	1,292,907
19,100		Reliance Steel & Aluminum Co	1,016,120
17,740	*	Rockwood Holdings, Inc	895,870
13,000		Steel Dynamics, Inc	207,350
30,960		Titanium Metals Corp	476,165
20,510		Valspar Corp	886,852
31,318		Walter Energy, Inc	2,165,013
18,111	*	WR Grace & Co	969,663

		TOTAL MATERIALS	27,569,644

MEDIA - 2.8%
146,270		CBS Corp (Class B)	4,165,770
135,950		Comcast Corp (Class A)	3,614,911
76,390	*	DIRECTV	3,438,314

TIAA-CREF FUNDS - Enhanced Large-Cap Value Index Fund

SHARES		COMPANY	VALUE

18,130	*	Discovery Communications, Inc (Class A)	$777,414
144,000		DISH Network Corp (Class A)	4,020,480
15,400	*	Liberty Interactive LLC	1,269,114
24,830		McGraw-Hill Cos, Inc	1,142,180
18,099		Time Warner Cable, Inc	1,334,258
57,400		Time Warner, Inc	2,127,244
42,600		Viacom, Inc (Class B)	2,003,904
27,500		Walt Disney Co	1,069,750

		TOTAL MEDIA	24,963,339

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 7.7%
105,400		Abbott Laboratories	5,707,410
16,510	*	Alexion Pharmaceuticals, Inc	1,267,308
87,400		Amgen, Inc	5,935,334
10,899	*	Biogen Idec, Inc	1,285,210
8,800		Biovail Corp	426,712
18,050	*	Celgene Corp	1,312,235
120,744		Eli Lilly & Co	4,798,367
33,693	*	Forest Laboratories, Inc	1,070,764
26,750	*	Gilead Sciences, Inc	1,306,470
147,500		Johnson & Johnson	9,721,725
174,750		Merck & Co, Inc	6,685,935
9,100		Perrigo Co	869,960
1,160,000		Pfizer, Inc	24,823,999
54,000		Warner Chilcott plc	910,980
23,075	*	Watson Pharmaceuticals, Inc	1,352,887

		TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES	67,475,296

REAL ESTATE - 3.8%
55,400		American Capital Agency Corp	1,624,328
199,998		Annaly Capital Management, Inc	3,367,966
12,100		AvalonBay Communities, Inc	1,645,721
11,390		Boston Properties, Inc	1,185,130
14,000		DDR Corp	194,040
12,015		Digital Realty Trust, Inc	851,383
4,740		Essex Property Trust, Inc	682,560
11,300		Federal Realty Investment Trust	1,067,398
30,400		HCP, Inc	1,277,712
85,400		Hospitality Properties Trust	2,069,242
18,800		Macerich Co	1,020,840
37,810		Public Storage, Inc	5,250,297
55,095		Rayonier, Inc	2,519,494
57,500		Senior Housing Properties Trust	1,304,100
31,800		Simon Property Group, Inc	4,320,348
19,610		Taubman Centers, Inc	1,314,458
57,900		Ventas, Inc	3,376,149

		TOTAL REAL ESTATE	33,071,166

RETAILING - 3.7%
17,560		Aaron’s, Inc	467,272
18,260		Abercrombie & Fitch Co (Class A)	838,864
163,999		Best Buy Co, Inc	3,927,776

TIAA-CREF FUNDS - Enhanced Large-Cap Value Index Fund

SHARES		COMPANY	VALUE

11,630	*	Dollar General Corp	$495,554
10,000	*	Dollar Tree, Inc	848,100
18,390		DSW, Inc (Class A)	918,948
18,495	e	Expedia, Inc	598,683
15,400		Family Dollar Stores, Inc	859,320
86,800		Foot Locker, Inc	2,277,632
163,000	*,e	GameStop Corp (Class A)	3,807,680
20,820		Genuine Parts Co	1,327,900
43,000		Home Depot, Inc	1,908,770
18,550		Limited Brands, Inc	776,503
70,770		Macy’s, Inc	2,384,241
13,380	*,e	NetFlix, Inc	1,608,277
10,750	*	O’Reilly Automotive, Inc	876,233
26,623	e	RadioShack Corp	191,153
40,250	*	Sally Beauty Holdings, Inc	829,955
30,700		Signet Jewelers Ltd	1,399,306
80,680		Target Corp	4,099,351
18,495	*	TripAdvisor, Inc	608,670
11,180	*	Ulta Salon Cosmetics & Fragrance, Inc	852,140

		TOTAL RETAILING	31,902,328

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 3.5%
25,750		Avago Technologies Ltd	873,955
748,380		Intel Corp	19,772,200
21,800		Kla-Tencor Corp	1,114,634
17,500	*	Marvell Technology Group Ltd	271,775
15,190		Maxim Integrated Products, Inc	407,700
278,338	*	Micron Technology, Inc	2,112,585
28,100	*	Novellus Systems, Inc	1,324,915
114,420	*	ON Semiconductor Corp	995,454
181,800	*	Teradyne, Inc	2,972,430

		TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT	29,845,648

SOFTWARE & SERVICES - 2.9%
83,100		Activision Blizzard, Inc	1,025,454
15,780	*	Alliance Data Systems Corp	1,748,424
12,400	*	Citrix Systems, Inc	808,604
69,339		Computer Sciences Corp	1,791,026
19,578		DST Systems, Inc	955,602
10,160	*	Fiserv, Inc	638,962
70,390		IAC/InterActiveCorp	3,031,697
41,000		Lender Processing Services, Inc	681,830
2,500		Mastercard, Inc (Class A)	888,925
17,420	*	Micros Systems, Inc	865,948
16,400	*	Rackspace Hosting, Inc	711,924
18,990	*	Red Hat, Inc	880,566
77,500	*	SAIC, Inc	996,650
101,740	*	Symantec Corp	1,748,911
19,670	*	Synopsys, Inc	573,971
60,251		Total System Services, Inc	1,291,781
20,130	*	VeriFone Systems, Inc	859,551
24,000		Visa, Inc (Class A)	2,415,361

TIAA-CREF FUNDS - Enhanced Large-Cap Value Index Fund

SHARES		COMPANY	VALUE

18,700	*	VMware, Inc (Class A)	$1,706,749
112,830	*	Yahoo!, Inc	1,745,480

		TOTAL SOFTWARE & SERVICES	25,367,416

TECHNOLOGY HARDWARE & EQUIPMENT - 4.3%
23,390	*	Arrow Electronics, Inc	965,773
19,480	*	Avnet, Inc	679,268
751,000		Cisco Systems, Inc	14,742,130
17,500		Corning, Inc	225,225
55,000	*	Dell, Inc	947,650
174,400		Hewlett-Packard Co	4,879,712
79,500		Jabil Circuit, Inc	1,801,470
100,500		Lexmark International, Inc (Class A)	3,507,450
14,910		Qualcomm, Inc	877,006
75,400	*	SanDisk Corp	3,459,352
41,880		Seagate Technology, Inc	885,343
136,391	*	Western Digital Corp	4,957,813

		TOTAL TECHNOLOGY HARDWARE & EQUIPMENT	37,928,192

TELECOMMUNICATION SERVICES - 4.1%
11,200		American Tower Corp	711,312
479,740		AT&T, Inc	14,109,153
101,210		CenturyTel, Inc	3,747,806
368,870	*	Sprint Nextel Corp	782,004
45,400		Telephone & Data Systems, Inc	1,194,021
11,390	*	US Cellular Corp	522,459
382,000		Verizon Communications, Inc	14,386,120

		TOTAL TELECOMMUNICATION SERVICES	35,452,875

TRANSPORTATION - 1.7%
6,000	*	Alaska Air Group, Inc	456,780
1,000		Copa Holdings S.A. (Class A)	68,140
128,900	*	Delta Air Lines, Inc	1,359,895
9,870		J.B. Hunt Transport Services, Inc	504,061
54,000	*	Kansas City Southern Industries, Inc	3,706,560
13,990	*	Kirby Corp	934,112
57,000		Norfolk Southern Corp	4,115,400
83,000	*	UAL Corp	1,917,300
27,510		United Parcel Service, Inc (Class B)	2,081,132

		TOTAL TRANSPORTATION	15,143,380

UTILITIES - 7.6%
34,690		AGL Resources, Inc	1,439,982
41,719		Alliant Energy Corp	1,768,468
28,900		Ameren Corp	914,396
48,760		American Water Works Co, Inc	1,644,675
54,000		Centerpoint Energy, Inc	997,380
88,000		CMS Energy Corp	1,921,040
37,750		Consolidated Edison, Inc	2,225,740
22,290		Constellation Energy Group, Inc	812,025
82,540		Dominion Resources, Inc	4,130,303
61,616		DTE Energy Co	3,278,587

TIAA-CREF FUNDS - Enhanced Large-Cap Value Index Fund

SHARES		COMPANY	VALUE

40,800		Edison International	$1,674,432
74,000		Exelon Corp	2,943,720
103,450		FirstEnergy Corp	4,367,659
28,310		Hawaiian Electric Industries, Inc	734,645
23,330		NextEra Energy, Inc	1,396,301
71,880		NiSource, Inc	1,633,832
134,200		Northeast Utilities	4,663,450
78,910		NV Energy, Inc	1,278,342
45,000		OGE Energy Corp	2,378,700
21,880		Oneok, Inc	1,819,541
72,380		Pepco Holdings, Inc	1,422,991
39,260		Pinnacle West Capital Corp	1,855,428
74,000		PPL Corp	2,056,460
111,430		Progress Energy, Inc	6,053,991
65,250		Questar Corp	1,258,020
23,000		Sempra Energy	1,308,700
109,000		Southern Co	4,966,039
25,400		Vectren Corp	726,186
28,410		Westar Energy, Inc	807,980
52,750		Wisconsin Energy Corp	1,793,500
90,680		Xcel Energy, Inc	2,412,088

		TOTAL UTILITIES	66,684,601

		TOTAL COMMON STOCKS	873,047,907

		(Cost $750,030,185)

SHORT-TERM INVESTMENTS - 1.2%
INVESTMENTS IN REGISTERED INVESTMENT COMPANIES - 1.2%
		TIAA-CREF Short Term Lending Portfolio of the State Street
10,892,724	c	Navigator Securities Lending Trust	10,892,724

		TOTAL INVESTMENTS IN REGISTERED INVESTMENT COMPANIES	10,892,724

		TOTAL SHORT-TERM INVESTMENTS	10,892,724

		(Cost $10,892,724)

		TOTAL INVESTMENTS - 101.1%	883,940,631
		(Cost $760,922,909)
		OTHER ASSETS & LIABILITIES, NET - (1.1)%	(9,873,624)

		NET ASSETS - 100.0%	$874,067,007

		Abbreviation(s):
		ADR American Depositary Receipt

	*	Non-income producing.
	c	Investments made with cash collateral received from securities on loan.
	e	All or a portion of these securities are out on loan. The aggregate value of securities on loan is $10,438,339.

TIAA-CREF FUNDS - Social Choice Equity Fund

TIAA-CREF FUNDS
SOCIAL CHOICE EQUITY FUND
SCHEDULE OF INVESTMENTS (unaudited)
January 31, 2012

SHARES		COMPANY	VALUE

COMMON STOCKS - 99.7%

AUTOMOBILES & COMPONENTS - 1.7%
19,815	*	American Axle & Manufacturing Holdings, Inc	$238,969
130		Autoliv, Inc	8,202
13,698	*	BorgWarner, Inc	1,022,282
733,527		Ford Motor Co	9,110,406
1,482	*	Fuel Systems Solutions, Inc	30,929
45,413		Harley-Davidson, Inc	2,006,800
186,900		Johnson Controls, Inc	5,937,812
8,602	*	Modine Manufacturing Co	94,106
3,240		Spartan Motors, Inc	19,667
11,051		Superior Industries International, Inc	200,797
29,279	*	Tenneco, Inc	939,856

		TOTAL AUTOMOBILES & COMPONENTS	19,609,826

BANKS - 3.3%
1,100		Associated Banc-Corp	13,706
3,758		Bank of Hawaii Corp	171,816
241,072		BB&T Corp	6,554,748
1,470		Capitol Federal Financial	16,979
690		Cathay General Bancorp	10,861
12,824	*	Citizens Republic Bancorp, Inc	164,788
440		Columbia Banking System, Inc	9,240
36,400		Comerica, Inc	1,007,188
231		Commerce Bancshares, Inc	8,967
797		Community Bank System, Inc	21,806
139		Cullen/Frost Bankers, Inc	7,738
920		East West Bancorp, Inc	20,203
308,755		Fifth Third Bancorp	4,016,903
44,464		First Horizon National Corp	388,171
910		First Merchants Corp	8,964
574		First Niagara Financial Group, Inc	5,493
27,460	*	Flagstar Bancorp, Inc	18,947
1,130		FNB Corp	13,244
540		Glacier Bancorp, Inc	7,544
350		Hancock Holding Co	11,620
49,116		Hudson City Bancorp, Inc	330,551
19,210		Huntington Bancshares, Inc	109,689
250,066		Keycorp	1,943,013
36,474		M&T Bank Corp	2,908,437
1,341		MainSource Financial Group, Inc	12,592
5,010	*	MGIC Investment Corp	18,988
1,360		National Penn Bancshares, Inc	11,818
310		NBT Bancorp, Inc	6,975
42,765		New York Community Bancorp, Inc	542,687
3,640		Old National Bancorp	42,843

TIAA-CREF FUNDS - Social Choice Equity Fund

SHARES		COMPANY	VALUE

120		Park National Corp	$8,308
5,242		People’s United Financial, Inc	64,634
510	*	Pinnacle Financial Partners, Inc	8,588
131,298		PNC Financial Services Group, Inc	7,736,077
445,846	*	Popular, Inc	699,978
11,168		Provident Financial Services, Inc	154,565
7,470		Radian Group, Inc	20,543
270,659		Regions Financial Corp	1,412,840
240	*	Signature Bank	13,956
997		Susquehanna Bancshares, Inc	9,113
5,180	*	SVB Financial Group	300,647
429		TCF Financial Corp	4,307
350		Trustmark Corp	8,250
650		Umpqua Holdings Corp	7,911
351,974		US Bancorp	9,932,705
1,190		Webster Financial Corp	25,228
1,160	*	Western Alliance Bancorp	9,268
230		Wintrust Financial Corp	7,050
3,075		Zions Bancorporation	51,783

		TOTAL BANKS	38,882,270

CAPITAL GOODS - 9.1%
119,935		3M Co	10,399,564
1,129		A.O. Smith Corp	47,960
1,930	*	A123 Systems, Inc	4,188
416		Actuant Corp (Class A)	10,546
376	*	Aegion Corp	6,418
410	*	American Superconductor Corp	2,071
103,448		Ametek, Inc	4,862,056
2,075		Ampco-Pittsburgh Corp	44,509
1,211		Apogee Enterprises, Inc	16,651
286		Applied Industrial Technologies, Inc	11,034
12,937	*	ArvinMeritor, Inc	81,244
2,565	*	Astec Industries, Inc	86,748
26,640		Barnes Group, Inc	673,726
419	*	Beacon Roofing Supply, Inc	9,578
270		Brady Corp (Class A)	8,740
6,140		Briggs & Stratton Corp	95,845
105,418		Caterpillar, Inc	11,503,211
218		Clarcor, Inc	11,207
350	*	Colfax Corp	10,626
8,544		Cooper Industries plc	505,121
54,294		Cummins, Inc	5,646,576
148,272		Danaher Corp	7,785,763
97,664		Deere & Co	8,413,753
10,241		Dover Corp	649,382
2,776		Ducommun, Inc	40,113
80,476		Eaton Corp	3,945,738
345		EMCOR Group, Inc	9,946
163,000		Emerson Electric Co	8,374,940
5,541	*	Energy Recovery, Inc	13,686
390	*	EnerSys	11,302

TIAA-CREF FUNDS - Social Choice Equity Fund

SHARES		COMPANY	VALUE

260	*	EnPro Industries, Inc	$9,181
300		ESCO Technologies, Inc	9,021
13,910		Fastenal Co	649,318
10,244		Fluor Corp	576,123
12,685	*	FuelCell Energy, Inc	12,431
400		Gardner Denver, Inc	29,840
300		GATX Corp	12,882
267	*	General Cable Corp	8,240
10,483	*	Gibraltar Industries, Inc	164,269
300		Gorman-Rupp Co	9,414
17,103		Graco, Inc	786,396
11,360	*	GrafTech International Ltd	186,531
245		Granite Construction, Inc	6,524
1,410	*	H&E Equipment Services, Inc	23,956
200		Heico Corp	11,120
420	*	Hexcel Corp	10,529
588		Houston Wire & Cable Co	8,391
137,202		Illinois Tool Works, Inc	7,275,822
18,202		Ingersoll-Rand plc	635,978
1,400		Insteel Industries, Inc	17,920
380		Joy Global, Inc	34,462
1,785	*	Layne Christensen Co	41,466
7,468		LB Foster Co (Class A)	222,920
5,300		Lincoln Electric Holdings, Inc	227,635
79,069		Masco Corp	954,363
149	*	Middleby Corp	14,326
179		MSC Industrial Direct Co (Class A)	13,608
28,462	*	NCI Building Systems, Inc	333,290
34,012		Nordson Corp	1,542,104
30,294	*	Owens Corning, Inc	1,022,423
67,753		Paccar, Inc	2,994,683
11,546		Pall Corp	689,065
3,050		Parker Hannifin Corp	246,074
9,658		Pentair, Inc	355,608
6,519	*	Polypore International, Inc	248,244
41,992		Precision Castparts Corp	6,873,251
7,710		Quanex Building Products Corp	126,675
19,943	*	Quanta Services, Inc	430,769
17,393		Rockwell Automation, Inc	1,354,393
5,770		Rockwell Collins, Inc	334,025
9,995		Roper Industries, Inc	933,433
2,611	*	Rush Enterprises, Inc (Class A)	60,079
305	*	Sauer-Danfoss, Inc	15,372
22,236	*	Sensata Technologies Holding BV	640,619
259		Simpson Manufacturing Co, Inc	8,386
5,258		Snap-On, Inc	297,130
47,620	*	Spirit Aerosystems Holdings, Inc (Class A)	1,082,879
332		TAL International Group, Inc	11,059
22,745		Tennant Co	875,228
293		Timken Co	14,307
2,040	*	TransDigm Group, Inc	213,241
356	*	Trex Co, Inc	8,836

TIAA-CREF FUNDS - Social Choice Equity Fund

SHARES		COMPANY	VALUE

97,095		Tyco International Ltd	$4,946,990
25,708		W.W. Grainger, Inc	4,903,543
11,374	*	WABCO Holdings, Inc	589,742
145		Watsco, Inc	10,001
3,845	*	WESCO International, Inc	241,774
9,810		Westinghouse Air Brake Technologies Corp	674,830

		TOTAL CAPITAL GOODS	107,312,961

COMMERCIAL & PROFESSIONAL SERVICES - 0.7%
540		ABM Industries, Inc	11,718
11,411	*	ACCO Brands Corp	121,185
45,218		Avery Dennison Corp	1,227,669
305		Brink’s Co	8,598
970		CDI Corp	14,521
240	*	Copart, Inc	11,290
1,360		Corporate Executive Board Co	53,489
650		Covanta Holding Corp	9,289
3,967		Deluxe Corp	101,436
16,518		Dun & Bradstreet Corp	1,367,855
1,870		Equifax, Inc	72,874
400		Heidrick & Struggles International, Inc	8,792
1,540		Herman Miller, Inc	32,525
5,092		HNI Corp	138,146
940	*	IHS, Inc (Class A)	84,111
1,660	*	Innerworkings, Inc	18,310
19,211		Iron Mountain, Inc	592,083
1,760		Kelly Services, Inc (Class A)	28,442
590		Knoll, Inc	9,416
690	*	Korn/Ferry International	11,337
9,396		Manpower, Inc	376,874
430	*	Mobile Mini, Inc	8,944
970	*	On Assignment, Inc	10,874
10,668		Pitney Bowes, Inc	202,372
19,118		R.R. Donnelley & Sons Co	217,180
34,039		Robert Half International, Inc	942,539
760		Schawk, Inc (Class A)	10,214
1,210		Steelcase, Inc (Class A)	10,539
10,180	*	Tetra Tech, Inc	235,463
290		United Stationers, Inc	9,376
457		Viad Corp	9,245
43,814		Waste Management, Inc	1,522,975

		TOTAL COMMERCIAL & PROFESSIONAL SERVICES	7,479,681

CONSUMER DURABLES & APPAREL - 1.3%
1,116		American Greetings Corp (Class A)	16,037
5,420		Callaway Golf Co	36,314
320	*	Carter’s, Inc	13,414
198		Columbia Sportswear Co	9,078
570	*	Deckers Outdoor Corp	46,085
490		Ethan Allen Interiors, Inc	11,564
370	*	Hanesbrands, Inc	9,102
258		Hasbro, Inc	9,007

TIAA-CREF FUNDS - Social Choice Equity Fund

SHARES		COMPANY	VALUE

549	*	Iconix Brand Group, Inc	$10,107
1,330		KB Home	11,997
394	*	Maidenform Brands, Inc	7,880
124,011		Mattel, Inc	3,844,341
4,860		Movado Group, Inc	89,473
80,788		Nike, Inc (Class B)	8,401,144
4,874		Oxford Industries, Inc	248,233
6,845		Phillips-Van Heusen Corp	528,366
397		Pool Corp	13,510
3,639	*	Sealy Corp	5,277
2,129	*	Tempur-Pedic International, Inc	142,025
353	*	True Religion Apparel, Inc	12,793
4,527		Tupperware Corp	284,476
228	*	Under Armour, Inc (Class A)	18,153
976	*	Unifi, Inc	9,496
8,987		VF Corp	1,181,701
193	*	Warnaco Group, Inc	11,242
2,125		Whirlpool Corp	115,430

		TOTAL CONSUMER DURABLES & APPAREL	15,086,245

CONSUMER SERVICES - 2.5%
9,927	*	AFC Enterprises	167,270
339	*	BJ’s Restaurants, Inc	16,960
1,289		Bob Evans Farms, Inc	45,540
22,157		Choice Hotels International, Inc	805,185
457	*	Coinstar, Inc	22,727
25,696		Darden Restaurants, Inc	1,178,676
179		DeVry, Inc	6,759
320	*	DineEquity, Inc	15,206
16,375	*	Gaylord Entertainment Co	459,319
359	*	Jack in the Box, Inc	7,611
71,817		Marriott International, Inc (Class A)	2,474,096
136,570		McDonald’s Corp	13,527,260
2,403	*	Morgans Hotel Group Co	13,553
1,860	*	O’Charleys, Inc	12,071
105	*	Panera Bread Co (Class A)	15,566
258	*	Papa John’s International, Inc	9,995
220	*	Peet’s Coffee & Tea, Inc	13,380
185		PF Chang’s China Bistro, Inc	6,024
1,197	*	Ruby Tuesday, Inc	8,989
5,658	*	Sonic Corp	38,757
175,113		Starbucks Corp	8,393,166
30,155		Starwood Hotels & Resorts Worldwide, Inc	1,635,607
38		Strayer Education, Inc	4,134
460		Universal Technical Institute, Inc	6,417
190		Vail Resorts, Inc	8,286
1,435		Weight Watchers International, Inc	109,247
12,711		Wyndham Worldwide Corp	505,389

		TOTAL CONSUMER SERVICES	29,507,190

DIVERSIFIED FINANCIALS - 5.8%
49,475	*	American Capital Ltd	406,685

TIAA-CREF FUNDS - Social Choice Equity Fund

SHARES		COMPANY	VALUE

190,951		American Express Co	$9,574,283
42,958		Ameriprise Financial, Inc	2,300,401
324,777		Bank of New York Mellon Corp	6,537,761
36,971		BlackRock, Inc	6,728,721
128,345		Capital One Financial Corp	5,871,784
430		CBOE Holdings, Inc	11,004
386,691		Charles Schwab Corp	4,504,950
14,632		CME Group, Inc	3,504,510
280		Cohen & Steers, Inc	9,456
136,387		Discover Financial Services	3,706,999
860	*	E*Trade Financial Corp	7,043
6,758		Eaton Vance Corp	173,613
11,480		Evercore Partners, Inc (Class A)	323,621
56,571		Franklin Resources, Inc	6,002,183
350	*	Green Dot Corp	9,933
114		Greenhill & Co, Inc	5,308
19,937	*	IntercontinentalExchange, Inc	2,282,388
350	*	International Assets Holding Corp	8,988
97,158		Invesco Ltd	2,192,856
153	*	Investment Technology Group, Inc	1,735
696		Janus Capital Group, Inc	5,478
870	*	Knight Capital Group, Inc (Class A)	11,301
23,571		Legg Mason, Inc	600,353
20,690	*	Nasdaq Stock Market, Inc	512,698
27,147	*	NewStar Financial, Inc	263,869
57,081		Northern Trust Corp	2,352,308
64,514		NYSE Euronext	1,713,492
1,600	*	PHH Corp	18,544
3,216	*	Safeguard Scientifics, Inc	51,134
25,379		SEI Investments Co	466,212
119,432		State Street Corp	4,679,346
5,430		SWS Group, Inc	39,911
68,845		T Rowe Price Group, Inc	3,981,995

		TOTAL DIVERSIFIED FINANCIALS	68,860,863

ENERGY - 9.7%
6,789		Alon USA Energy, Inc	65,582
82,983		Apache Corp	8,205,358
49,984	*	ATP Oil & Gas Corp	351,887
866	*	Atwood Oceanics, Inc	39,819
920	*	Basic Energy Services, Inc	16,569
55,196		Cabot Oil & Gas Corp	1,760,752
30,280	*	Cal Dive International, Inc	91,143
50,864	*	Cameron International Corp	2,705,965
4,990		CARBO Ceramics, Inc	485,278
1,108	*	Carrizo Oil & Gas, Inc	26,913
680	*	Cheniere Energy, Inc	8,697
178,363		Chesapeake Energy Corp	3,768,810
24,321		Cimarex Energy Co	1,419,860
57,960	*	Clean Energy Fuels Corp	867,082
4,100	*	Cobalt International Energy, Inc	82,164
13,429	*	Complete Production Services, Inc	452,557

TIAA-CREF FUNDS - Social Choice Equity Fund

SHARES		COMPANY	VALUE

410	*	Comstock Resources, Inc	$4,936
3,530	*	Concho Resources, Inc	376,510
9,724	*	Contango Oil & Gas Co	605,611
4,600	*	Continental Resources, Inc	371,128
49,244		Crosstex Energy, Inc	618,505
29,620	*	CVR Energy, Inc	738,723
1,775	*	Dawson Geophysical Co	63,172
5,090		Delek US Holdings, Inc	64,083
108,765	*	Denbury Resources, Inc	2,051,308
105,415	*	Devon Energy Corp	6,726,531
52,012		Diamond Offshore Drilling, Inc	3,240,348
587	*	Dresser-Rand Group, Inc	30,072
209,405		El Paso Corp	5,626,712
71,299		EOG Resources, Inc	7,567,675
77,323		Equitable Resources, Inc	3,906,358
1,665	*	Exterran Holdings, Inc	15,451
59,966	*	FMC Technologies, Inc	3,064,862
36,182	*	GMX Resources, Inc	31,840
10,691	*	Goodrich Petroleum Corp	184,527
4,242		Gulf Island Fabrication, Inc	128,745
14,378	*	Gulfmark Offshore, Inc	657,362
38,130	*	Hercules Offshore, Inc	171,204
97,563		Hess Corp	5,492,797
35,229	*	Hornbeck Offshore Services, Inc	1,151,636
11,291	*	ION Geophysical Corp	83,892
829	*	Key Energy Services, Inc	12,004
5,391	*	Kinder Morgan Management LLC	414,834
9,880	*	Kodiak Oil & Gas Corp	89,612
3,574		Lufkin Industries, Inc	268,836
192,925		Marathon Oil Corp	6,055,916
2,100	*	Matrix Service Co	24,444
105,666		National Oilwell Varco, Inc	7,817,171
1,625	*	Natural Gas Services Group, Inc	22,409
35,189	*	Newfield Exploration Co	1,330,496
1,410	*	Newpark Resources, Inc	11,477
30,266		Noble Corp	1,054,467
68,873		Noble Energy, Inc	6,933,445
2,860	*	Northern Oil And Gas, Inc	71,500
430	*	Oasis Petroleum, Inc	14,508
4,748		Oceaneering International, Inc	230,705
4,172	*	Oil States International, Inc	332,467
876	*	OYO Geospace Corp	77,097
27,011	*	Parker Drilling Co	175,572
7,449	*	Petroleum Development Corp	231,887
15,633	*	Petroquest Energy, Inc	100,364
800	*	PHI, Inc	21,088
20,520	*	Pioneer Drilling Co	183,038
40,260		Pioneer Natural Resources Co	3,997,818
1,490	*	Plains Exploration & Production Co	56,203
73,501		Questar Market Resources, Inc	2,105,069
23,105	*	Quicksilver Resources, Inc	115,756
24,068		Range Resources Corp	1,384,391

TIAA-CREF FUNDS - Social Choice Equity Fund

SHARES		COMPANY	VALUE

191,290	*	Rentech, Inc	$336,670
7,502	*	Rex Energy Corp	70,969
2,753	*	Rosetta Resources, Inc	132,116
11,191		RPC, Inc	170,663
79		SEACOR Holdings, Inc	7,231
58,118	*	Southwestern Energy Co	1,809,795
216,847		Spectra Energy Corp	6,828,512
20,596		St. Mary Land & Exploration Co	1,494,858
11,243		Sunoco, Inc	431,281
300	*	Superior Energy Services	8,553
520	*	Tesco Corp	7,218
1,060	*	Tetra Technologies, Inc	9,900
158		Tidewater, Inc	8,508
29,825	*	Ultra Petroleum Corp	716,695
9,223	*	Unit Corp	417,341
27,670	*	Vantage Drilling Co	34,311
196,622	*	Weatherford International Ltd	3,291,452
71,179		Western Refining, Inc	1,176,589
23,362	*	Whiting Petroleum Corp	1,170,203
7,540	*	Willbros Group, Inc	32,120

		TOTAL ENERGY	114,609,983

FOOD & STAPLES RETAILING - 1.0%
258		Casey’s General Stores, Inc	13,143
66,955		Kroger Co	1,590,851
278		Ruddick Corp	11,215
92,325		Safeway, Inc	2,029,303
3,786		Spartan Stores, Inc	70,950
210,492		Sysco Corp	6,337,913
18,001		Whole Foods Market, Inc	1,332,614

		TOTAL FOOD & STAPLES RETAILING	11,385,989

FOOD, BEVERAGE & TOBACCO - 4.4%
76,853		Campbell Soup Co	2,436,240
17,580		ConAgra Foods, Inc	468,859
201		Diamond Foods, Inc	7,304
178,839		General Mills, Inc	7,123,158
22,739	*	Green Mountain Coffee Roasters, Inc	1,212,898
108,400		H.J. Heinz Co	5,620,540
270	*	Hain Celestial Group, Inc	10,419
3,916		Hormel Foods Corp	112,702
8,579		J.M. Smucker Co	675,854
120,002		Kellogg Co	5,942,499
273,054		Kraft Foods, Inc (Class A)	10,457,969
1,730		Lancaster Colony Corp	120,218
4,692		McCormick & Co, Inc	237,134
10,590		Mead Johnson Nutrition Co	784,613
4,009	*	Monster Beverage Corp	418,981
203,393		PepsiCo, Inc	13,356,818
221	*	Ralcorp Holdings, Inc	19,326
137,809		Sara Lee Corp	2,639,042
2,131		Tootsie Roll Industries, Inc	51,655

TIAA-CREF FUNDS - Social Choice Equity Fund

SHARES		COMPANY	VALUE

177	*	TreeHouse Foods, Inc	$10,008

		TOTAL FOOD, BEVERAGE & TOBACCO	51,706,237

HEALTH CARE EQUIPMENT & SERVICES - 4.1%
2,520	*	Accretive Health, Inc	67,612
111,696		Aetna, Inc	4,881,115
2,141	*	Amsurg Corp	55,131
143,938		Baxter International, Inc	7,985,680
74,595		Becton Dickinson & Co	5,848,994
8,354	*	Centene Corp	377,601
2,060		Chemed Corp	115,648
39,210		Cigna Corp	1,757,784
1,380	*	Cross Country Healthcare, Inc	8,515
1,396	*	CryoLife, Inc	7,455
3,575	*	Delcath Systems, Inc	14,193
613	*	Gen-Probe, Inc	41,028
2,729	*	Greatbatch, Inc	63,913
150	*	Haemonetics Corp	9,744
1,033	*	Health Management Associates, Inc (Class A)	6,622
3,284	*	Henry Schein, Inc	232,803
15,912		Hill-Rom Holdings, Inc	525,255
790	*	HMS Holdings Corp	26,078
21,657		Humana, Inc	1,927,906
9,117	*	Idexx Laboratories, Inc	771,207
240	*	Integra LifeSciences Holdings Corp	7,085
670		Invacare Corp	11,444
10,687	*	Inverness Medical Innovations, Inc	258,091
11,665	*	LifePoint Hospitals, Inc	468,816
430	*	MAKO Surgical Corp	15,385
360		Masimo Corp	7,704
343	*	MedAssets, Inc	3,622
89,721	*	Medco Health Solutions, Inc	5,564,496
230,795		Medtronic, Inc	8,901,763
9,297	*	Molina Healthcare, Inc	284,581
2,081	*	MWI Veterinary Supply, Inc	163,379
620	*	Omnicell, Inc	9,598
1,845		Owens & Minor, Inc	56,106
718	*	Palomar Medical Technologies, Inc	6,498
21,497		Patterson Cos, Inc	692,418
510	*	PSS World Medical, Inc	12,378
240		Quality Systems, Inc	9,734
4,996	*	Resmed, Inc	145,034
9,210		STERIS Corp	277,037
102,549		WellPoint, Inc	6,595,952

		TOTAL HEALTH CARE EQUIPMENT & SERVICES	48,215,405

HOUSEHOLD & PERSONAL PRODUCTS - 3.3%
59,462		Avon Products, Inc	1,056,640
15,350		Clorox Co	1,053,931
93,370		Colgate-Palmolive Co	8,470,526
45,100		Estee Lauder Cos (Class A)	2,612,643
98,648		Kimberly-Clark Corp	7,059,251

TIAA-CREF FUNDS - Social Choice Equity Fund

SHARES		COMPANY	VALUE

4,612	*	Medifast, Inc	$76,006
319		Nu Skin Enterprises, Inc (Class A)	15,934
295,562		Procter & Gamble Co	18,632,229

		TOTAL HOUSEHOLD & PERSONAL PRODUCTS	38,977,160

INSURANCE - 6.0%
100,532		ACE Ltd	6,997,027
141,807		Aflac, Inc	6,839,352
136	*	Alleghany Corp	39,352
873		American Equity Investment Life Holding Co	10,066
12,792	*	Arch Capital Group Ltd	461,152
297		Arthur J. Gallagher & Co	9,902
28,824		Aspen Insurance Holdings Ltd	765,565
22,684		Assurant, Inc	898,286
3,638		Axis Capital Holdings Ltd	111,978
205,462	*	Berkshire Hathaway, Inc (Class B)	16,102,056
97,403		Chubb Corp	6,565,936
103,988		Cincinnati Financial Corp	3,398,328
430		Delphi Financial Group, Inc (Class A)	19,139
476		Employers Holdings, Inc	8,549
11,040		Endurance Specialty Holdings Ltd	412,896
1,474		Everest Re Group Ltd	125,880
730		First American Financial Corp	10,819
166,961	*	Genworth Financial, Inc (Class A)	1,287,269
237		Harleysville Group, Inc	13,395
400		Kemper Corp	11,908
88,557		Lincoln National Corp	1,907,518
1,154	*	Markel Corp	465,143
990		Meadowbrook Insurance Group, Inc	9,870
27,100		Montpelier Re Holdings Ltd	470,727
16,911	*	National Financial Partners Corp	260,429
139	*	Navigators Group, Inc	6,641
1,464		PartnerRe Ltd	95,775
128,431	*	Phoenix Cos, Inc	264,568
11,845		Platinum Underwriters Holdings Ltd	405,691
480		Primerica, Inc	11,760
85,426		Principal Financial Group	2,332,984
139		ProAssurance Corp	11,347
218,467		Progressive Corp	4,430,511
7,015		Protective Life Corp	175,445
129,830		Prudential Financial, Inc	7,431,468
200		Reinsurance Group of America, Inc (Class A)	10,898
139		RLI Corp	9,913
179		Safety Insurance Group, Inc	7,502
1,233		SeaBright Insurance Holdings, Inc	9,889
476		Selective Insurance Group, Inc	8,558
941		Stancorp Financial Group, Inc	36,379
2,787		Stewart Information Services Corp	38,043
123,307		Travelers Cos, Inc	7,188,798
29,928		W.R. Berkley Corp	1,025,633
49,854		XL Capital Ltd	1,010,541

		TOTAL INSURANCE	71,714,886

TIAA-CREF FUNDS - Social Choice Equity Fund

SHARES		COMPANY	VALUE

MATERIALS - 5.1%
73,637		Air Products & Chemicals, Inc	$6,482,266
1,284		Airgas, Inc	101,346
266,064		Alcoa, Inc	2,703,210
17,900		Allegheny Technologies, Inc	812,481
30,016	*	Allied Nevada Gold Corp	1,078,475
30,523		AMCOL International Corp	871,737
4,761		Aptargroup, Inc	249,572
10,042		Ball Corp	394,249
20,129		Bemis Co, Inc	629,635
11,701		Buckeye Technologies, Inc	392,335
320		Carpenter Technology Corp	16,794
4,220		Celanese Corp (Series A)	205,556
826	*	Clearwater Paper Corp	30,166
39,229		Cleveland-Cliffs, Inc	2,834,295
33,587	*	Coeur d’Alene Mines Corp	929,016
24,333		Commercial Metals Co	348,935
2,065		Compass Minerals International, Inc	150,890
2,331		Domtar Corp	201,352
1,358		Eastman Chemical Co	68,335
91,985		Ecolab, Inc	5,559,573
2,950	*	Ferro Corp	19,942
20,610	*	General Moly, Inc	76,669
530		Globe Specialty Metals, Inc	7,250
19,614		H.B. Fuller Co	561,353
4,864		Innophos Holdings, Inc	242,811
198		International Flavors & Fragrances, Inc	11,050
55,514		International Paper Co	1,728,706
510	*	Kraton Polymers LLC	14,504
1,240	*	Landec Corp	7,477
26,366	*	Louisiana-Pacific Corp	224,638
149,108		LyondellBasell Industries AF S.C.A	6,426,555
10,589	*	McEwen Mining, Inc	61,416
48,796		MeadWestvaco Corp	1,436,554
6,309		Minerals Technologies, Inc	400,306
420		Neenah Paper, Inc	9,983
108,637		Nucor Corp	4,833,261
280	*	OM Group, Inc	7,596
6,320	*	Omnova Solutions, Inc	31,347
8,560	*	Owens-Illinois, Inc	205,868
74,462		Praxair, Inc	7,907,865
274		Quaker Chemical Corp	12,138
3,349		Rock-Tenn Co (Class A)	207,169
960	*	Rockwood Holdings, Inc	48,480
33,885		Royal Gold, Inc	2,580,004
11,005		Sealed Air Corp	219,330
47,235		Sigma-Aldrich Corp	3,213,869
24,664		Sonoco Products Co	771,983
120		Stepan Co	10,313
9,808	*	Stillwater Mining Co	126,327

TIAA-CREF FUNDS - Social Choice Equity Fund

SHARES		COMPANY	VALUE

1,300	*	Texas Petrochemicals, Inc	$42,705
16,473		Titanium Metals Corp	253,355
14,580		Tredegar Corp	359,543
91,945		United States Steel Corp	2,775,820
9,986		Valspar Corp	431,795
26,392		Vulcan Materials Co	1,157,553
1,674		Wausau Paper Corp	14,463
1,340		Westlake Chemical Corp	78,323
67,920		Worthington Industries, Inc	1,250,407

		TOTAL MATERIALS	61,828,946

MEDIA - 1.8%
524		Arbitron, Inc	18,712
47,087		Cablevision Systems Corp (Class A)	685,116
563		Cinemark Holdings, Inc	11,102
3,490	*	Clear Channel Outdoor Holdings, Inc (Class A)	42,229
440	*	Digital Generation, Inc	6,116
100,618	*	Discovery Communications, Inc (Class A)	4,314,500
15,098	*	Discovery Communications, Inc (Class C)	586,557
10,572	*	DreamWorks Animation SKG, Inc (Class A)	187,653
3,660	*	Fisher Communications, Inc	110,129
2,205		John Wiley & Sons, Inc (Class A)	100,085
57,737	*	Journal Communications, Inc (Class A)	296,768
66,171	*	Liberty Global, Inc (Class A)	3,035,925
3,530	*	Liberty Global, Inc (Series C)	155,885
2,535		Martha Stewart Living Omnimedia, Inc (Class A)	11,154
46,972	*	New York Times Co (Class A)	349,941
320		Scholastic Corp	9,443
99,816		Time Warner Cable, Inc	7,358,437
8,612	*	Valassis Communications, Inc	195,923
74,170		Virgin Media, Inc	1,768,213
4,387		Washington Post Co (Class B)	1,661,401

		TOTAL MEDIA	20,905,289

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 6.9%
209,924		Abbott Laboratories	11,367,385
3,635	*	Affymetrix, Inc	17,484
74,833	*	Agilent Technologies, Inc	3,178,157
29,480	*	Akorn, Inc	337,841
3,523	*	Amylin Pharmaceuticals, Inc	50,132
28,710	*	Ariad Pharmaceuticals, Inc	423,473
3,100	*	Auxilium Pharmaceuticals, Inc	61,597
63,395	*	Biogen Idec, Inc	7,475,538
80	*	Bio-Rad Laboratories, Inc (Class A)	8,125
264,517		Bristol-Myers Squibb Co	8,528,028
4,145	*	Cambrex Corp	32,580
11,376	*	Cepheid, Inc	501,227
26,572	*	Endo Pharmaceuticals Holdings, Inc	987,681
6,371	*	Geron Corp	12,615
186,719	*	Gilead Sciences, Inc	9,119,355
870	*	Immunogen, Inc	12,284
23,378	*	Incyte Corp	413,791

TIAA-CREF FUNDS - Social Choice Equity Fund

SHARES		COMPANY	VALUE

298,519		Johnson & Johnson	$19,675,387
29,854	*	Life Technologies Corp	1,445,829
390,716		Merck & Co, Inc	14,948,794
1,780	*	Metabolix, Inc	4,717
53,459	*	Nektar Therapeutics	334,119
16,998	*	Neurocrine Biosciences, Inc	158,081
5,820	*	Novavax, Inc	8,788
1,360	*	Onyx Pharmaceuticals, Inc	55,678
35,086		PDL BioPharma, Inc	224,200
3,084	*	Progenics Pharmaceuticals, Inc	29,730
16,772	*	Salix Pharmaceuticals Ltd	808,410
11,275	*	Sangamo Biosciences, Inc	38,899
11,333	*	SIGA Technologies, Inc	37,512
8,040	*	Synta Pharmaceuticals Corp	37,225
1,787		Techne Corp	121,963
540	*	Theravance, Inc	9,580
2,460	*	United Therapeutics Corp	120,983
380	*	Viropharma, Inc	11,320
18,796	*	Vivus, Inc	224,236
14,277	*	Waters Corp	1,235,960
2,184	*	Xenoport, Inc	9,151

		TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES	82,067,855

REAL ESTATE - 3.1%
72,888		AMB Property Corp	2,311,278
297		American Campus Communities, Inc	12,712
262,610		Annaly Capital Management, Inc	4,422,351
23,633		Boston Properties, Inc	2,459,014
33,164	*	CBRE Group, Inc	640,066
4,039		Cogdell Spencer, Inc	17,166
560		Colonial Properties Trust	11,973
551		Douglas Emmett, Inc	11,521
44,007		Duke Realty Corp	589,254
210		EastGroup Properties, Inc	9,975
515		Equity One, Inc	9,708
2,391		Federal Realty Investment Trust	225,854
66,979	*	First Industrial Realty Trust, Inc	768,919
1,693	*	Forest City Enterprises, Inc (Class A)	22,229
540		Franklin Street Properties Corp	5,503
161,024		General Growth Properties, Inc	2,540,959
111,175		HCP, Inc	4,672,684
16,423		Health Care REIT, Inc	939,560
410		Healthcare Realty Trust, Inc	8,639
151,834		Host Marriott Corp	2,493,114
428		Jones Lang LaSalle, Inc	33,709
266		Kilroy Realty Corp	11,074
373		LaSalle Hotel Properties	10,090
10,806		Liberty Property Trust	359,732
8,928		Macerich Co	484,790
873		Medical Properties Trust, Inc	9,359
3,160		Mid-America Apartment Communities, Inc	201,987
540		Piedmont Office Realty Trust, Inc	10,001

TIAA-CREF FUNDS - Social Choice Equity Fund

SHARES		COMPANY	VALUE

1,000		Post Properties, Inc	$44,690
140		PS Business Parks, Inc	8,700
64,892		RAIT Investment Trust	365,342
2,610		Regency Centers Corp	107,845
64,265		Simon Property Group, Inc	8,731,042
15,940		Ventas, Inc	929,461
36,059		Vornado Realty Trust	2,916,452
297		Washington Real Estate Investment Trust	8,851

		TOTAL REAL ESTATE	36,405,604

RETAILING - 4.4%
312		Aaron’s, Inc	8,302
533		Advance Auto Parts, Inc	40,849
21,215		American Eagle Outfitters, Inc	298,919
2,243	*	Ann Taylor Stores Corp	54,415
10,368	*	Autozone, Inc	3,606,820
43,666	*	Bed Bath & Beyond, Inc	2,650,526
72,850		Best Buy Co, Inc	1,744,758
820		Big 5 Sporting Goods Corp	6,511
160	*	Blue Nile, Inc	6,456
250		Buckle, Inc	10,908
12,864	*	Carmax, Inc	391,452
10,669		Chico’s FAS, Inc	122,053
550		Express Parent LLC	11,902
12,976		Foot Locker, Inc	340,490
7,232	*	GameStop Corp (Class A)	168,940
116,241		Gap, Inc	2,206,254
220	*	Genesco, Inc	13,435
75,404		Genuine Parts Co	4,809,267
7,844		HSN, Inc	279,953
32,484		JC Penney Co, Inc	1,349,710
73,367		Kohl’s Corp	3,374,148
102,195	*	Liberty Media Holding Corp (Interactive A)	1,749,579
855	*	LKQ Corp	27,873
290,777		Lowe’s Companies, Inc	7,801,546
28,100		Macy’s, Inc	946,689
300		Men’s Wearhouse, Inc	10,347
2,820	*	New York & Co, Inc	7,868
23,262		Nordstrom, Inc	1,148,678
15,969	*	Office Depot, Inc	43,595
2,978	*	O’Reilly Automotive, Inc	242,737
1,840	*	Overstock.com, Inc	12,438
7,030		Petsmart, Inc	374,137
1,869	*	Pier 1 Imports, Inc	29,063
5,787		RadioShack Corp	41,551
3,100		Ross Stores, Inc	157,542
1,038	*	Sally Beauty Holdings, Inc	21,404
370	*	Shoe Carnival, Inc	9,357
220	*	Shutterfly, Inc	5,218
480		Signet Jewelers Ltd	21,878
157,122		Staples, Inc	2,298,695
2,017		Stein Mart, Inc	14,623

TIAA-CREF FUNDS - Social Choice Equity Fund

SHARES		COMPANY	VALUE

150,524		Target Corp	$7,648,125
10,541		Tiffany & Co	672,516
111,016		TJX Companies, Inc	7,564,630
240		Tractor Supply Co	19,385
2,220	*	Tuesday Morning Corp	7,548
791	*	Ulta Salon Cosmetics & Fragrance, Inc	60,290
2,615		Williams-Sonoma, Inc	93,774

		TOTAL RETAILING	52,527,154

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 3.2%
16,723	*	Advanced Energy Industries, Inc	177,933
193,902	*	Advanced Micro Devices, Inc	1,301,082
23,881		Analog Devices, Inc	934,464
486,035		Applied Materials, Inc	5,968,510
1,470	*	Cabot Microelectronics Corp	74,117
230	*	Cymer, Inc	11,452
700		Cypress Semiconductor Corp	12,037
490	*	Diodes, Inc	12,632
880	*	DSP Group, Inc	5,042
23,149	*	Entegris, Inc	221,767
1,530	*	Integrated Device Technology, Inc	9,700
632,447		Intel Corp	16,709,251
430	*	International Rectifier Corp	9,804
622	*	IXYS Corp	8,534
13,560	*	Lattice Semiconductor Corp	92,208
10,904	*	LTX-Credence Corp	72,730
761		Micrel, Inc	8,797
560	*	Microsemi Corp	11,077
2,053	*	Mindspeed Technologies, Inc	13,160
4,246		MKS Instruments, Inc	128,017
115,372	*	Nvidia Corp	1,704,044
420	*	Omnivision Technologies, Inc	5,590
109,072	*	ON Semiconductor Corp	948,926
258		Power Integrations, Inc	9,285
11,334	*	RF Micro Devices, Inc	56,557
3,550	*	Rudolph Technologies, Inc	36,317
4,222	*	Sigma Designs, Inc	25,459
14,837	*	Skyworks Solutions, Inc	320,182
33,452	*	SunPower Corp	229,146
2,198	*	Teradyne, Inc	35,937
262,626		Texas Instruments, Inc	8,503,830
1,460	*	Triquint Semiconductor, Inc	8,745
2,380	*	Ultratech, Inc	69,615

		TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT	37,735,947

SOFTWARE & SERVICES - 8.7%
141,853		Accenture plc	8,133,850
118,886	*	Adobe Systems, Inc	3,679,522
328	*	Advent Software, Inc	8,610
2,144	*	Ansys, Inc	129,691
680	*	AOL, Inc	11,023
40,005	*	Autodesk, Inc	1,440,180

TIAA-CREF FUNDS - Social Choice Equity Fund

SHARES		COMPANY	VALUE

24,610		Broadridge Financial Solutions, Inc	$589,902
104,339		CA, Inc	2,689,859
1,110	*	Cadence Design Systems, Inc	11,722
99,266	*	Cognizant Technology Solutions Corp (Class A)	7,122,335
23,135	*	Compuware Corp	181,378
717	*	Convergys Corp	9,543
1,274	*	DemandTec, Inc	16,791
21,194		Earthlink, Inc	152,809
6,783	*	Equinix, Inc	813,689
224		Factset Research Systems, Inc	19,784
380		Fair Isaac Corp	13,771
2,950	*	Fortinet, Inc	67,290
179		Global Payments, Inc	8,954
28,580	*	Google, Inc (Class A)	16,579,543
570	*	Higher One Holdings, Inc	9,656
19,954	*	Informatica Corp	844,054
124,325		International Business Machines Corp	23,944,994
81,223		Intuit, Inc	4,584,226
360		j2 Global, Inc	9,706
359	*	JDA Software Group, Inc	10,580
3,073	*	Knot, Inc	25,322
5,088	*	Liquidity Services, Inc	175,587
9,645		Marchex, Inc (Class B)	43,595
3,657		ModusLink Global Solutions, Inc	20,918
300	*	NetSuite, Inc	12,564
2,845	*	NeuStar, Inc (Class A)	103,871
24,762		NIC, Inc	309,773
472,220		Oracle Corp	13,316,603
42,802	*	Rackspace Hosting, Inc	1,858,035
35,987	*	Salesforce.com, Inc	4,203,282
2,065	*	Seachange International, Inc	14,827
440	*	SolarWinds, Inc	13,908
206,532	*	Symantec Corp	3,550,285
3,580	*	Ultimate Software Group, Inc	238,750
1,550	*	Unisys Corp	32,504
1,190	*	Valueclick, Inc	20,754
423,558	*	Yahoo!, Inc	6,552,441

		TOTAL SOFTWARE & SERVICES	101,576,481

TECHNOLOGY HARDWARE & EQUIPMENT - 5.0%
15,286	*	Acme Packet, Inc	446,810
330		Adtran, Inc	11,428
21,624	*	Aruba Networks, Inc	479,620
3,467	*	Avid Technology, Inc	33,595
4,414	*	Benchmark Electronics, Inc	75,921
910		Black Box Corp	28,137
570	*	Blue Coat Systems, Inc	14,683
16,041	*	Bookham, Inc	66,410
690	*	Calix Networks, Inc	5,223
719,512		Cisco Systems, Inc	14,124,021
980		Cognex Corp	40,719
180	*	Coherent, Inc	10,058

TIAA-CREF FUNDS - Social Choice Equity Fund

SHARES		COMPANY	VALUE

28,604	*	Cray, Inc	$213,386
456,166	*	Dell, Inc	7,859,740
1,190	*	DTS, Inc	33,713
382,031	*	EMC Corp	9,841,118
320	*	FEI Co	14,099
18,811	*	Finisar Corp	381,111
13,898	*	Flextronics International Ltd	95,479
344,907		Hewlett-Packard Co	9,650,498
6,250	*	Imation Corp	37,063
2,419	*	Infinera Corp	17,272
5,230	*	Ingram Micro, Inc (Class A)	99,265
4,807		InterDigital, Inc	179,397
3,282	*	Intevac, Inc	27,339
5,892	*	IPG Photonics Corp	311,039
350	*	Itron, Inc	13,577
3,090		Jabil Circuit, Inc	70,019
11,194		Lexmark International, Inc (Class A)	390,671
212		Littelfuse, Inc	10,751
866		Molex, Inc	22,897
26,056	*	Motorola Mobility Holdings, Inc	1,006,543
100,415		Motorola, Inc	4,660,260
417		National Instruments Corp	11,221
1,478	*	Netgear, Inc	58,854
14,946	*	Oplink Communications, Inc	279,939
9,772		Plantronics, Inc	363,909
281	*	Plexus Corp	10,186
27,220	*	Polycom, Inc	543,039
53,452	*	Power-One, Inc	231,982
201,595	*	Quantum Corp	508,019
1,340	*	Rackable Systems, Inc	18,278
17,622	*	Radisys Corp	106,261
610	*	Rofin-Sinar Technologies, Inc	17,306
270	*	Scansource, Inc	10,144
12,046	*	STEC, Inc	113,955
3,009	*	Super Micro Computer, Inc	50,792
1,597		Sycamore Networks, Inc	31,014
4,170	*	Synaptics, Inc	159,753
1,293	*	Tech Data Corp	67,133
45,630		Tellabs, Inc	173,394
10,609	*	Trimble Navigation Ltd	496,818
3,218	*	TTM Technologies, Inc	39,485
1,165	*	Universal Display Corp	49,058
556	*	Vishay Precision Group, Inc	8,763
577,254		Xerox Corp	4,473,719

		TOTAL TECHNOLOGY HARDWARE & EQUIPMENT	58,094,884

TELECOMMUNICATION SERVICES - 2.1%
160		AboveNet, Inc	10,632
115,822		American Tower Corp	7,355,854
182,502		CenturyTel, Inc	6,758,048
32,957	*	Cincinnati Bell, Inc	113,702
42,592	*	Crown Castle International Corp	2,064,860

TIAA-CREF FUNDS - Social Choice Equity Fund

SHARES		COMPANY	VALUE

382,747		Frontier Communications Corp	$1,638,157
4,950	*	Iridium Communications, Inc	39,551
75,005	*	MetroPCS Communications, Inc	663,044
43,055	*	NII Holdings, Inc (Class B)	865,836
2,480	*	SBA Communications Corp (Class A)	113,386
831,026	*	Sprint Nextel Corp	1,761,775
13,046	*	tw telecom inc (Class A)	262,877
485	*	US Cellular Corp	22,247
1,580		USA Mobility, Inc	22,357
5,170	*	Vonage Holdings Corp	13,080
201,223		Windstream Corp	2,428,762

		TOTAL TELECOMMUNICATION SERVICES	24,134,168

TRANSPORTATION - 2.2%
158		Allegiant Travel Co	8,685
310		Arkansas Best Corp	5,617
1,620	*	Avis Budget Group, Inc	23,247
6,112		CH Robinson Worldwide, Inc	420,750
370		Con-Way, Inc	11,744
271,619		CSX Corp	6,125,008
5,668		Expeditors International Washington, Inc	253,076
931	*	Genesee & Wyoming, Inc (Class A)	57,815
5,480	*	Hawaiian Holdings, Inc	38,141
436		Heartland Express, Inc	6,462
382		International Shipholding Corp	8,691
218		J.B. Hunt Transport Services, Inc	11,133
218	*	Kirby Corp	14,555
180		Landstar System, Inc	9,207
96,254		Norfolk Southern Corp	6,949,538
1,949		Ryder System, Inc	109,690
576	*	Saia, Inc	8,675
189,012		Southwest Airlines Co	1,810,735
129,973		United Parcel Service, Inc (Class B)	9,832,458

		TOTAL TRANSPORTATION	25,705,227

UTILITIES - 4.3%
33,997		Alliant Energy Corp	1,441,133
36,709		Atmos Energy Corp	1,189,739
46,015	*	Calpine Corp	671,819
55,466		Centerpoint Energy, Inc	1,024,457
5,106		CH Energy Group, Inc	290,429
91,813		Cleco Corp	3,650,485
100,028		Consolidated Edison, Inc	5,897,651
5,184		DTE Energy Co	275,841
510		Empire District Electric Co	10,623
78,958		Idacorp, Inc	3,328,080
210		Integrys Energy Group, Inc	10,901
2,471		ITC Holdings Corp	182,137
6,753		Laclede Group, Inc	281,330
357		MDU Resources Group, Inc	7,633
12,624		MGE Energy, Inc	566,313
6,059		New Jersey Resources Corp	289,135

TIAA-CREF FUNDS - Social Choice Equity Fund

SHARES		COMPANY	VALUE

123,012		NextEra Energy, Inc	$7,362,269
140,645		NiSource, Inc	3,196,861
42,816		Northeast Utilities	1,487,856
4,667		Northwest Natural Gas Co	221,916
26,751		NSTAR	1,201,922
103,204		NV Energy, Inc	1,671,905
19,308		Oneok, Inc	1,605,653
290		Ormat Technologies, Inc	4,713
183,394		Pepco Holdings, Inc	3,605,526
104,508		PG&E Corp	4,249,295
48,575		Piedmont Natural Gas Co, Inc	1,599,089
240		Pinnacle West Capital Corp	11,342
350		Portland General Electric Co	8,729
53,163		Sempra Energy	3,024,975
6,188		SJW Corp	146,594
16,587		South Jersey Industries, Inc	910,295
270		Unisource Energy Corp	10,060
390		Vectren Corp	11,150
410		Westar Energy, Inc	11,660
14,518		WGL Holdings, Inc	619,193
7,754		Wisconsin Energy Corp	263,636
27,310		Xcel Energy, Inc	726,446

		TOTAL UTILITIES	51,068,791

		TOTAL COMMON STOCKS	1,175,399,042

		(Cost $1,055,411,976)

		TOTAL INVESTMENTS - 99.7%	1,175,399,042
		(Cost $1,055,411,976)
		OTHER ASSETS & LIABILITIES, NET - 0.3%	3,145,565

		NET ASSETS - 100.0%	$1,178,544,607

		Abbreviation(s):
		REIT Real Estate Investment Trust

	*	Non-income producing.

TIAA-CREF FUNDS - Global Natural Resources Fund

TIAA-CREF FUNDS
GLOBAL NATURAL RESOURCES FUND
SCHEDULE OF INVESTMENTS (unaudited)
January 31, 2012

SHARES		COMPANY	VALUE

COMMON STOCKS - 96.6%

AUSTRALIA - 6.8%
64,093		BHP Billiton Ltd	$2,538,615
80,130		First Quantum Minerals Ltd	1,754,917
338,155		Fortescue Metals Group Ltd	1,809,388
125,501		Mineral Resources Ltd	1,617,336
84,058		Monadelphous Group Ltd	1,961,480
52,811		Orica Ltd	1,387,619

		TOTAL AUSTRALIA	11,069,355

BRAZIL - 5.5%
336,134		Petroleo Brasileiro S.A. (Preference)	4,726,884
3,368,500		Vale Indonesia Tbk	1,495,602
115,376		Vale SA (Preference)	2,819,026

		TOTAL BRAZIL	9,041,512

CANADA - 11.1%
88,223		Barrick Gold Corp (Canada)	4,351,760
24,885		Baytex Energy Trust	1,430,509
62,203		Cenovus Energy, Inc (Toronto)	2,269,879
44,963	*	Detour Gold Corp	1,256,471
31,966		Keyera Facilities Income Fund	1,497,081
155,433		Potash Corp of Saskatchewan Toronto	7,282,580

		TOTAL CANADA	18,088,280

CHILE - 1.5%
40,837		Sociedad Quimica y Minera de Chile S.A. (ADR)	2,398,765

		TOTAL CHILE	2,398,765

CHINA - 2.1%
822,000		China Metal Recycling Holdings Ltd	971,219
1,217,000		CNOOC Ltd	2,479,274

		TOTAL CHINA	3,450,493

COLOMBIA - 1.1%
35,014		Ecopetrol S.A. (ADR)	1,788,165

		TOTAL COLOMBIA	1,788,165

FRANCE - 2.1%
63,764		Total S.A.	3,379,603

		TOTAL FRANCE	3,379,603

INDIA - 2.9%
268,317		Coromandel International Ltd	1,436,325
350,749		Engineers India Ltd	1,633,882

TIAA-CREF FUNDS - Global Natural Resources Fund

SHARES		COMPANY	VALUE

391,442		ITC Ltd	$1,612,677

		TOTAL INDIA	4,682,884

INDONESIA - 2.1%
714,000		PT Astra Agro Lestari Tbk	1,633,434
6,651,500		PT Charoen Pokphand Indonesia Tbk	1,845,227

		TOTAL INDONESIA	3,478,661

ISRAEL - 1.2%
191,196		Israel Chemicals Ltd	1,995,573

		TOTAL ISRAEL	1,995,573

ITALY - 1.1%
36,601		Saipem S.p.A.	1,716,954

		TOTAL ITALY	1,716,954

KOREA, REPUBLIC OF - 2.7%
2,684		Honam Petrochemical Corp	872,175
5,608		LG Chem Ltd	1,861,749
9,001		Samsung Engineering Co Ltd	1,714,310

		TOTAL KOREA, REPUBLIC OF	4,448,234

MEXICO - 2.5%
65,678		Fresnillo plc	1,799,761
11,734		Industrias Penoles S.A. de C.V.	561,389
50,441		Southern Copper Corp (NY)	1,749,798

		TOTAL MEXICO	4,110,948

NORWAY - 1.3%
51,771		Yara International ASA	2,087,847

		TOTAL NORWAY	2,087,847

PERU - 1.1%
31,237		Cia de Minas Buenaventura S.A. (ADR) (Series B)	1,340,067
330,792		Volcan Cia Minera S.A.	430,559

		TOTAL PERU	1,770,626

POLAND - 1.1%
52,130	*	Jastrzebska Spolka Weglowa S.A.	1,716,672

		TOTAL POLAND	1,716,672

RUSSIA - 2.6%
14,398	f	NovaTek OAO (GDR) (purchased 11/1/11, cost $1,913,232)	1,948,299
111,529	f	Rosneft Oil Co (GDR) (purchased 11/15/11, cost $779,387)	823,510
41,875	f	Uralkali (GDR) (purchased 11/1/11, cost $1,525,219)	1,495,671

		TOTAL RUSSIA	4,267,480

SINGAPORE - 2.1%
3,129,000		Golden Agri-Resources Ltd	1,822,181
770,000		Olam International Ltd	1,584,176

		TOTAL SINGAPORE	3,406,357

TIAA-CREF FUNDS - Global Natural Resources Fund

SHARES		COMPANY	VALUE

SOUTH AFRICA - 2.8%
5,560		Anglo Platinum Ltd	$393,166
27,160		Kumba Iron Ore Ltd	1,859,246
46,015		Sasol Ltd	2,352,853

		TOTAL SOUTH AFRICA	4,605,265

SWITZERLAND - 3.6%
19,175		Syngenta AG.	5,822,950

		TOTAL SWITZERLAND	5,822,950

THAILAND - 1.8%
66,050		Banpu PCL	1,256,339
1,435,700		Charoen Pokphand Foods PCL	1,621,442

		TOTAL THAILAND	2,877,781

TURKEY - 1.1%
100,595		Koza Altin Isletmeleri AS	1,783,348

		TOTAL TURKEY	1,783,348

UKRAINE - 2.6%
120,422	*	Kernel Holding S.A.	2,561,980
131,628	*,f	MHP S.A.(GDR) (purchased 11/1/11, cost $1,523,906)	1,747,086

		TOTAL UKRAINE	4,309,066

UNITED ARAB EMIRATES - 1.1%
213,819		Dragon Oil plc	1,758,151

		TOTAL UNITED ARAB EMIRATES	1,758,151

UNITED KINGDOM - 9.0%
56,433		Anglo American plc (London)	2,342,162
88,987		Antofagasta plc	1,821,385
125,328		Rio Tinto plc	7,549,925
73,973		Tullow Oil plc	1,624,809
79,611		Xstrata plc	1,355,085

		TOTAL UNITED KINGDOM	14,693,366

UNITED STATES - 23.7%
29,984		Alliance Holdings GP LP	1,604,144
73,248		Buckeye Technologies, Inc	2,456,005
19,887		CF Industries Holdings, Inc	3,527,556
39,387		Chevron Corp	4,060,012
25,651		Cleveland-Cliffs, Inc	1,853,285
19,047	*	Concho Resources, Inc	2,031,553
22,256	*	Continental Resources, Inc	1,795,614
17,261		Deere & Co	1,487,035
58,392		Exxon Mobil Corp	4,889,747
35,069		FMC Technologies, Inc	1,792,377
14,109		Freeport-McMoRan Copper & Gold, Inc (Class B)	651,977
18,683		Joy Global, Inc	1,694,361
8,668		NewMarket Corp	1,873,935

TIAA-CREF FUNDS - Global Natural Resources Fund

SHARES		COMPANY	VALUE

37,140		Occidental Petroleum Corp	$3,705,458
49,143		Rayonier, Inc	2,247,309
43,111		Walter Energy, Inc	2,980,264

		TOTAL UNITED STATES	38,650,632

		TOTAL COMMON STOCKS	157,398,968

		(Cost $144,811,445)

		TOTAL INVESTMENTS - 96.6%	157,398,968
		(Cost $144,811,445)
		OTHER ASSETS & LIABILITIES, NET - 3.4%	5,615,670

		NET ASSETS - 100.0%	$163,014,638

		Abbreviation(s):
		ADR American Depositary Receipt
		GDR Global Depositary Receipt

	*	Non-income producing.
	f	Restricted security. At 1/31/2012, the aggregate value of these securities amounted to $6,014,566 or 3.7% of net assets.

TIAA-CREF FUNDS - Global Natural Resources Fund

TIAA-CREF FUNDS
GLOBAL NATURAL RESOURCES FUND
SUMMARY OF MARKET VALUES BY SECTOR (unaudited)
January 31, 2012

SECTOR	VALUE	% OF NET ASSETS

MATERIALS	$81,683,837	50.1%
ENERGY	48,931,215	30.0
CONSUMER STAPLES	14,428,203	8.9
INDUSTRIALS	10,108,404	6.2
FINANCIALS	2,247,309	1.4
OTHER ASSETS & LIABILITIES, NET	5,615,670	3.4

NET ASSETS	$163,014,638	100.0%

TIAA-CREF FUNDS - Notes to Schedules of Investments (unaudited)

Note 1—organization and significant accounting policies

TIAA-CREF Funds is a Delaware statutory trust that was organized on April 15, 1999 and is registered with the Securities and Exchange Commission (“Commission”) under the Investment Company Act of 1940, as amended (“1940 Act”), as an open-end management investment company. The following TIAA-CREF Funds are included in this report: Growth & Income Fund, International Equity Fund, Emerging Markets Equity Fund, Large-Cap Growth Fund, Large-Cap Value Fund, Mid-Cap Growth Fund, Mid-Cap Value Fund, Small-Cap Equity Fund, Large-Cap Growth Index Fund, Large-Cap Value Index Fund, Equity Index Fund, S&P 500 Index Fund, Small-Cap Blend Index Fund, International Equity Index Fund, Emerging Markets Equity Index Fund, Enhanced International Equity Index Fund, Enhanced Large-Cap Growth Index Fund, Enhanced Large-Cap Value Index Fund, Social Choice Equity Fund and the Global Natural Resources Fund (the “Funds” or individually the “Fund”). The Global Natural Resources Fund commenced operations on November 1, 2011.

The Funds offer their shares, without a sales load, through their principal underwriter, Teachers Personal Investors Services, Inc., which is a wholly owned indirect subsidiary of Teachers Insurance and Annuity Association of America (“TIAA”). Teachers Advisors, Inc., a wholly owned indirect subsidiary of TIAA, is registered with the Commission as an investment adviser and provides investment management services for the Funds. The Funds offer up to four share classes, although any one Fund may not necessarily offer all four classes. The Funds may offer Institutional, Retirement, Retail and Premier Classes of shares. Each class differs by the allocation of class-specific expenses and voting rights in matters affecting a single class.

The accompanying schedules of investments were prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) which may require the use of estimates made by management. Actual results may differ from those estimates. The following is a summary of the significant accounting policies consistently followed by the Funds.

Security valuation: The Funds’ investments in securities are recorded at their estimated fair value as described in the valuation of investments note to the schedule of investments.

Investment transactions: Securities transactions are accounted for as of the trade date for financial reporting purposes.

Foreign currency transactions and translation: Assets, including investments, and liabilities denominated in foreign currencies are translated into U.S. dollar values each day using exchange rates obtained from an independent third party. Purchases and sales of securities, income, and expenses are translated into U.S. dollars at the prevailing exchange rate on the date of the transaction.

Transactions with affiliates: The Funds may purchase or sell investment securities in transactions with affiliated entities under procedures adopted by the Board of Trustees (“Board”), pursuant to the 1940 Act. These transactions are effected at market rates without incurring broker commissions.

Note 2—valuation of investments

Portfolio investments are valued at fair value utilizing various valuation methods approved by the Board. U.S. GAAP establishes a hierarchy that prioritizes market inputs to valuation methods. The three levels of inputs are:

• Level 1 – quoted prices in active markets for identical securities

• Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, credit risk, etc.)

• Level 3 – significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments)

TIAA-CREF FUNDS - Notes to Schedules of Investments (unaudited)

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

A description of the valuation techniques applied to the Funds’ major categories of assets and liabilities measured at fair value follows:

Exchange-traded equity securities, common and preferred stock: Equity securities listed or traded on a national market or exchange are valued based on their sale price on such market or exchange at the close of business on the date of valuation, or at the mean of the closing bid and asked prices if no sale is reported. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy. Foreign investments are valued at the last sale or official closing price reported on the exchange where traded and converted to U.S. dollars at the prevailing rates of exchange on the date of valuation. For events affecting the value of foreign securities between the time when the exchange on which they are traded closes and the time when the Funds’ net assets are calculated, such securities will be valued at fair value in accordance with procedures adopted by the Board. Foreign securities are generally categorized in Level 2 of the fair value hierarchy.

Debt securities: Debt securities will generally be valued using prices provided by a pricing service that may employ various indications of value including but not limited to broker-dealer quotations. Certain debt securities, other than money market instruments, are valued based on the most recent bid price or the equivalent quoted yield for such securities (or those of comparable maturity, quality and type). Debt securities are generally categorized in Level 2 of the fair value hierarchy; in instances where prices, yields, or any other key inputs are unobservable, they are categorized in Level 3 of the hierarchy.

Short-term investments: Short-term investments, excluding investments in registered investment companies, with maturities of 60 days or less are valued at amortized cost, which approximates fair value. The amortized cost of an instrument is determined by valuing it at its original cost and thereafter accreting or amortizing any discount or premium to its face value at a constant rate until maturity. Short-term investments with maturities in excess of 60 days are valued in the same manner as debt securities. Short-term investments are generally categorized in Level 2 of the fair value hierarchy.

Investments in Registered Investment Companies: These investments are valued at their net asset value on the valuation date. These investments are categorized in Level 1 of the fair value hierarchy.

Futures contracts: Stock and bond index futures and options, which are traded on commodities exchanges, are valued at the last sale price as of the close of such commodities exchanges and are categorized in Level 1 of the fair value hierarchy.

Any portfolio security for which market quotations are not readily available or for which the above valuation procedures are deemed not to reflect fair value are valued at fair value, as determined in good faith using procedures approved by the Board. To the extent the inputs are observable and timely, the values would be categorized in Level 2 of the fair value hierarchy; otherwise they would be categorized as Level 3.

Transfers between levels are recognized at the end of the reporting period. For the period ended January 31, 2012, there were no significant transfers between levels by the Funds.

TIAA-CREF FUNDS - Notes to Schedules of Investments (unaudited)

As of January 31, 2012, 100% of the value of investments in the Small-Cap Equity Fund, Large-Cap Growth Index Fund, Large-Cap Value Index Fund, S&P 500 Index Fund, Enhanced Large-Cap Growth Index Fund and Enhanced Large-Cap Value Index Fund was valued based on Level 1 inputs.

As of January 31, 2012, the Equity Index Fund, Small-Cap Blend Index Fund and Social Choice Equity Fund held Level 3 securities valued at zero. All other investments were valued based on Level 1 inputs.

The following is a summary of the inputs used to value the remaining Funds’ investments as of January 31, 2012:

Fund	Level 1	Level 2	Level 3	Total

Growth & Income
Consumer Discretionary	$280,807,948	$—	$—	$280,807,948
Consumer Staples	269,304,144	12,690,658	—	281,994,802
Energy*	256,688,241	—	—	256,688,241
Financials	285,661,545	—	—	285,661,545
Health Care*	315,682,686	22,721,953	—	338,404,639
Industrials	260,790,139	—	—	260,790,139
Information Technology	496,556,920	9,170,624	—	505,727,544
Materials	90,342,561	—		90,342,561
Telecommunication Services	46,587,639	—	—	46,587,639
Utilities	55,003,940	—	—	55,003,940
Short-Term Investments	15,955,637	24,713,124	—	40,668,761

Total	$2,373,381,400	$69,296,359	$—	$2,442,677,759

International Equity
France	$—	$24,206,079	$—	$24,206,079
Germany	—	506,089,761	—	506,089,761
Hong Kong	—	106,484,207	—	106,484,207
India	—	106,565,812	—	106,565,812
Italy	—	14,448,947	—	14,448,947
Japan	—	302,115,199	—	302,115,199
Sweden	—	140,265,380	—	140,265,380
Switzerland	—	447,715,930	—	447,715,930
United Kingdom	—	708,252,148	—	708,252,148
Taiwan	—	38,039,834	—	38,039,834
Other	—	15,084,850	—	15,084,850
Short-Term Investments	42,455,802	45,572,747	—	88,028,549

Total	$42,455,802	$2,454,840,894	$—	$2,497,296,696

TIAA-CREF FUNDS - Notes to Schedules of Investments (unaudited)

Fund	Level 1	Level 2	Level 3	Total

Emerging Markets Equity
Brazil	$—	$85,161,143	$—	$85,161,143
China*	6,104,071	59,773,530	—	65,877,601
Hong Kong	—	11,970,453	—	11,970,453
India	—	20,758,415	—	20,758,415
Indonesia	—	19,025,004	—	19,025,004
Korea, Republic of	—	65,614,497	—	65,614,497
Mexico	862,393	19,382,246	—	20,244,639
Philippines	—	10,476,396	—	10,476,396
Russia*	1,364,499	35,406,314	—	36,770,813
South Africa	—	26,583,405	—	26,583,405
Taiwan	—	39,382,812	—	39,382,812
Thailand	—	11,636,767	—	11,636,767
Other*	5,855,068	48,937,036	—	54,792,104
Short-Term Investments	22,526,372	—	—	22,526,372

Total	$36,712,403	$454,108,018	$—	$490,820,421

Large-Cap Growth
Consumer Discretionary	$236,072,293	$—	$—	$236,072,293
Consumer Staples	69,054,520	—	—	69,054,520
Energy	101,492,805	9,335,965	—	110,828,770
Financials	50,296,214	—	—	50,296,214
Health Care*	187,682,310	—	—	187,682,310
Industrials	179,624,787	—	—	179,624,787
Information Technology*	484,349,259	—	—	484,349,259
Materials	57,256,405	—	—	57,256,405
Telecommunication Services	15,519,367	—	—	15,519,367
Short-Term Investments	14,071,606	32,799,531	—	46,871,137

Total	$1,395,419,566	$42,135,496	$—	$1,437,555,062

Large-Cap Value
Consumer Discretionary	$233,878,875	$4,529,693	$—	$238,408,568
Consumer Staples	178,731,613	7,794,761	—	186,526,374
Energy*	253,434,362	8,483,757	—	261,918,119
Financials	516,943,386	23,619,399	—	540,562,785
Health Care	287,024,604	4,657,429	—	291,682,033
Industrials	217,974,943	13,347,739	—	231,322,682
Information Technology	297,064,525	2,835,887	—	299,900,412
Materials	68,342,213	1,231,322	—	69,573,535
Telecommunication Services	110,431,696	—	—	110,431,696
Utilities	110,680,319	—	—	110,680,319
Short-Term Investments	56,804,057	46,883,862	—	103,687,919

Total	$2,331,310,593	$113,383,849	$—	$2,444,694,442

TIAA-CREF FUNDS - Notes to Schedules of Investments (unaudited)

Fund	Level 1	Level 2	Level 3	Total

Mid-Cap Growth
Consumer Discretionary	$233,686,599	$—	$—	$233,686,599
Consumer Staples	71,335,799	9,646,309	—	80,982,108
Energy	97,025,793	23,891,706	—	120,917,499
Financials	78,104,925	—	—	78,104,925
Health Care*	160,517,853	—	—	160,517,853
Industrials	193,324,089	—	—	193,324,089
Information Technology	248,954,143	—	—	248,954,143
Materials	88,686,529	—	—	88,686,529
Telecommunication Services	13,393,657	—	—	13,393,657
Short-Term Investments	89,968,752	2,764,610	—	92,733,362

Total	$1,274,998,139	$36,302,625	$—	$1,311,300,764

Mid-Cap Value
Consumer Discretionary	$351,983,924	$11,094,014	$—	$363,077,938
Consumer Staples	183,405,520	6,659,122	—	190,064,642
Energy*	260,746,540	7,211,321	—	267,957,861
Financials	762,593,952	—	—	762,593,952
Health Care*	184,554,077	1,907,859	—	186,461,936
Industrials	297,935,941	—	—	297,935,941
Information Technology	220,442,054	—	—	220,442,054
Materials	167,802,578	6,398,462	—	174,201,040
Telecommunication Services	9,821,873	—	—	9,821,873
Utilities	269,669,292	—	—	269,669,292
Short-Term Investments	43,387,664	74,991,448		118,379,112

Total	$2,752,343,415	$108,262,226	$—	$2,860,605,641

International Equity Index
Australia	$—	$254,159,838	$—	$254,159,838
France	—	249,331,608	—	249,331,608
Germany	—	233,510,978	—	233,510,978
Hong Kong	—	81,876,305	—	81,876,305
Italy	—	65,512,901	—	65,512,901
Japan	—	616,325,512	—	616,325,512
Netherlands	—	140,462,893	—	140,462,893
Spain	—	89,778,093	—	89,778,093
Sweden	—	87,358,213	—	87,358,213
Switzerland	—	244,792,979	—	244,792,979
United Kingdom	—	578,018,294	—	578,018,294
Other*	31,228,208	233,205,058	—	264,433,266
Futures**	22,871	—	—	22,871
Short-Term Investments	201,118,351	—	—	201,118,351

Total	$232,369,430	$2,874,332,672	$—	$3,106,702,102

TIAA-CREF FUNDS - Notes to Schedules of Investments (unaudited)

Fund	Level 1	Level 2	Level 3	Total

Emerging Markets Equity Index
Brazil	$—	$36,934,476	$—	$36,934,476
China	—	38,653,089	—	38,653,089
India	—	16,288,281	—	16,288,281
Indonesia	—	6,652,674	—	6,652,674
Korea, Republic of*	56,040	35,295,813	—	35,351,853
Malaysia	—	7,951,021	—	7,951,021
Mexico	332,191	10,819,397	—	11,151,588
Russia*	819,110	15,838,980	—	16,658,090
South Africa	—	17,967,843		17,967,843
Taiwan	—	25,497,047		25,497,047
United States	9,874,500	—	—	9,874,500
Other*	1,090,945	23,870,632	—	24,961,577
Short-Term Investments	8,633,547	—	—	8,633,547

Total	$20,806,333	$235,769,253	$—	$256,575,586

Enhanced International Equity Index
Australia	$—	$52,790,671	$—	$52,790,671
France	—	50,064,388	—	50,064,388
Germany	—	49,228,953	—	49,228,953
Hong Kong	—	17,382,040	—	17,382,040
Japan	—	128,843,166	—	128,843,166
Netherlands	—	32,235,763	—	32,235,763
Spain	—	20,401,674	—	20,401,674
Sweden	—	19,398,943	—	19,398,943
Switzerland	—	49,205,381	—	49,205,381
United Kingdom*	25,233,000	96,854,915	—	122,087,915
Other*	11,833,033	59,512,867	—	71,345,900
Short-Term Investments	33,026,331	—	—	33,026,331

Total	$70,092,364	$575,918,761	$—	$646,011,125

Global Natural Resources
Australia	$—	$11,069,355	$—	$11,069,355
Brazil	—	9,041,512	—	9,041,512
Canada	—	18,088,280	—	18,088,280
China	—	3,450,493	—	3,450,493
France	—	3,379,603	—	3,379,603
India	—	4,682,884	—	4,682,884
Indonesia	—	3,478,661	—	3,478,661
Korea, Republic of	—	4,448,234	—	4,448,234
Mexico	1,749,798	2,361,150	—	4,110,948
Russia	—	4,267,480	—	4,267,480
Singapore	—	3,406,357	—	3,406,357
South Africa	—	4,605,265	—	4,605,265
Switzerland	—	5,822,950	—	5,822,950
Ukraine	—	4,309,066	—	4,309,066
United Kingdom	—	14,693,366	—	14,693,366
United States	38,650,632	—	—	38,650,632
Other*	5,526,997	14,366,885	—	19,893,882

Total	$45,927,427	$111,471,541	$—	$157,398,968

* Includes American Depositary Receipts
** Derivatives instruments not reflected in the portfolio of investments

TIAA-CREF FUNDS - Notes to Schedules of Investments (unaudited)

Note 3—derivative instruments

As defined by U.S. GAAP, a derivative is a financial instrument whose value is derived from an underlying security price, foreign exchange rate, interest rate, index of prices or rates, or other variables. Derivatives require little or no initial investment and permit or require net settlement. The Funds value derivatives at fair value.

Futures contracts: The Funds are subject to equity price risk in the normal course of pursuing their investment objectives. The Funds may use futures contracts to manage exposure to the equity markets and for cash management purposes to remain highly invested in these markets while minimizing transaction costs. Buying futures contracts tends to increase exposure to the underlying instrument/index, while selling futures contracts tends to decrease exposure to the underlying instrument/index or hedge other investments. Initial margin deposits are made upon entering into a futures contract, and variation margin payments are made or received reflecting daily changes in the value of the futures contracts. Futures contracts are valued at the last sale price as of the close of the board of trade or exchange on which they are traded. Daily changes in the value of such contracts are reflected in net unrealized gains and losses. Gains or losses are realized upon the expiration or closing of the futures contracts or if the counterparties do not perform in accordance with contractual provisions. With futures, there is minimal counterparty credit risk to the Funds since futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange traded funds, guarantees the futures against default.

At January 31, 2012, the Funds held the following open futures contracts:

Fund	Future	Number of contracts	Market value	Expiration date	Unrealized gain (loss)

Small-Cap Equity	Russell 2000 Mini Index	75	$5,934,000	March 2012	$407,836

Large-Cap Growth Index	S&P 500 E-Mini Index	28	1,831,480	March 2012	(10,758)

Large-Cap Value Index	S&P 500 E-Mini Index	104	6,802,640	March 2012	27,694

Equity Index	Russell 2000 Mini Index	5	395,600	March 2012	3,739
	S&P Midcap 400 E-Mini Index	11	1,028,390	March 2012	5,745
	S&P 500 E-Mini Index	48	3,139,680	March 2012	3,310

			4,563,670		12,794

S&P 500 Index	S&P 500 E-Mini Index	33	2,158,530	March 2012	1,656

Small-Cap Blend Index	Russell 2000 Mini Index	38	3,006,560	March 2012	68,083

International Equity Index	MSCI EAFE E-Mini Index	157	11,661,960	March 2012	22,871

TIAA-CREF FUNDS - Notes to Schedules of Investments (unaudited)

Note 4—affiliated investments

Companies in which a Fund holds 5% or more of the outstanding voting shares are considered “affiliated companies” of the Fund pursuant to the 1940 Act. Information regarding transactions with affiliated companies is as follows:

Issue	Value at October 31, 2011	Purchase cost	Sales proceeds	Realized gain (loss)	Dividend income	Withholding expense	Shares at January 31, 2012	Value at January 31, 2012

International Equity Fund
Tecan Group AG.	$51,000,118	$—	$908,587	$160,928	$—	$—	794,930	$58,131,394

Mid-Cap Growth Fund
TIAA-CREF Short Term Lending Portfolio of the State Street Navigator Securities Lending Trust	$71,903,015	$23,126,618	$5,060,881	$—	$331,768	$—	89,968,752	$89,968,752

Small-Cap Equity Fund
TIAA-CREF Short Term Lending Portfolio of the State Street Navigator Securities Lending Trust	$111,865,116	$4,393,485	$9,038,265	$—	$393,544	$—	107,220,336	$107,220,336

Equity Index Fund
TIAA-CREF Short Term Lending Portfolio of the State Street Navigator Securities Lending Trust	$74,533,279	$12,674,263	$7,414,213	$—	$422,778	$—	79,793,329	$79,793,329

Small-Cap Blend Index Fund
TIAA-CREF Short Term Lending Portfolio of the State Street Navigator Securities Lending Trust	$110,612,367	$1,955,007	$12,462,448	$—	$682,567	$—	100,104,926	$100,104,926

International Equity Index Fund
TIAA-CREF Short Term Lending Portfolio of the State Street Navigator Securities Lending Trust	$260,107,300	$1,600,505	$60,589,454	$—	$556,858	$—	201,118,351	$201,118,351

TIAA-CREF FUNDS - Notes to Schedules of Investments (unaudited)

Note 5—investments

Securities lending: The Funds may lend their securities to qualified institutional borrowers to earn additional income. A Fund receives collateral (in the form of cash, Treasury securities, or other collateral permitted by applicable law) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of loaned securities during the period of the loan. Cash collateral received by a Fund will generally be invested in high-quality short-term instruments or in one or more funds maintained by the securities lending agent for the purpose of investing cash collateral. In lending its securities, a Fund bears the market risk with respect to the collateral investment as well as the securities loaned and also bears the risk that the counterparty may default on its obligations to the Fund.

Restricted securities: Restricted securities held by the Funds, if any, may not be sold except in exempt transactions or in a public offering registered under the Securities Act of 1933. The risk of investing in such securities is generally greater than the risk of investing in securities that are widely held and publicly traded.

At January 31, 2012, net unrealized appreciation (depreciation) based on the aggregate cost of portfolio investments for federal income tax purposes, consisting of gross unrealized appreciation and gross unrealized depreciation, was as follows:

Fund	Book cost	Gross unrealized appreciation	Gross unrealized depreciation	Net unrealized appreciation (depreciation)

Growth & Income	$2,085,259,774	$379,040,824	$(21,622,839)	$357,417,985
International Equity	2,606,752,673	114,460,574	(223,916,551)	(109,455,977)
Emerging Markets Equity	480,143,782	27,975,249	(17,298,610)	10,676,639
Large-Cap Growth	1,253,605,221	196,726,948	(12,777,107)	183,949,841
Large-Cap Value	2,382,540,161	228,067,385	(165,913,104)	62,154,281
Mid-Cap Growth	1,118,676,780	242,756,553	(50,132,569)	192,623,984
Mid-Cap Value	2,441,280,676	492,070,199	(72,745,234)	419,324,965
Small-Cap Equity	1,444,403,318	215,506,774	(45,972,883)	169,533,891
Large-Cap Growth Index	679,566,788	172,704,177	(21,463,814)	151,240,363
Large-Cap Value Index	894,754,617	92,665,762	(122,959,921)	(30,294,159)
Equity Index	3,198,956,080	589,184,869	(181,787,942)	407,396,927
S&P 500 Index	1,288,657,661	253,013,179	(178,872,413)	74,140,766
Small-Cap Blend Index	834,522,390	188,293,729	(109,690,906)	78,602,823
International Equity Index	3,245,655,037	234,105,263	(373,081,069)	(138,975,806)
Emerging Markets Equity Index	249,935,595	17,525,068	(10,885,077)	6,639,991
Enhanced International Equity Index	640,456,440	41,067,415	(35,512,730)	5,554,685
Enhanced Large-Cap Growth Index	746,493,949	164,997,581	(6,560,343)	158,437,238
Enhanced Large-Cap Value Index	760,922,909	134,437,526	(11,419,804)	123,017,722
Social Choice Equity	1,055,411,976	182,268,219	(62,281,153)	119,987,066
Global Natural Resources	144,811,445	12,798,575	(211,052)	12,587,523

Item 2. Controls and Procedures.

          (a) An evaluation was performed within 90 days of the date hereof under the supervision of the Registrant’s management, including the principal executive officer and principal financial officer, of the effectiveness of the design and operation of the Registrant’s disclosure controls and procedures. Based on that evaluation, the Registrant’s management, including the principal executive officer and principal financial officer, concluded that the Registrant’s disclosure controls and procedures were effective for this quarterly reporting period.

          (b) There were no changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

3(a) Section 302 certification of the principal executive officer

3(b) Section 302 certification of the principal financial officer

SIGNATURES

          Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

TIAA-CREF FUNDS

Date: March 14, 2012	By:	/s/ Scott C. Evans

Scott C. Evans
President and Principal Executive Officer

          Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

Date: March 14, 2012	By:	/s/ Scott C. Evans

Scott C. Evans
President and Principal Executive Officer (principal executive officer)

Date: March 14, 2012	By:	/s/ Phillip G. Goff

Phillip G. Goff
Principal Financial Officer, Principal Accounting Officer and Treasurer (principal financial officer)

EXHIBIT LIST

Item 3. Exhibits.

3(a) Section 302 certification of the principal executive officer
3(b) Section 302 certification of the principal financial officer